UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

760 Moore Rd.

King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Andrew J. McNally

BNY Mellon Investment Servicing (US) Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end:  October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 96.6%
Banks — 8.8%
590,480	Citigroup, Inc.	$46,340,870
2,315,300	KeyCorp	49,547,420
831,095	Morgan Stanley	46,998,422
2,159,600	Nordea Bank AB	26,650,021
		169,536,733
Consumer Discretionary — 13.8%
106,183	Advance Auto Parts, Inc.	12,422,349
47,256	Amazon.com, Inc.(a)	68,563,258
950,230	Comcast Corp. - Class A	40,413,282
166,950	Home Depot, Inc. (The)	33,540,255
450,665	NIKE, Inc. - Class B	30,744,366
24,628	Priceline Group, Inc. (The)(a)	47,089,967
1,642,071	Samsonite International SA	7,116,029
151,165	SIX Flags Entertainment Corp.	10,212,707
131,365	Wyndham Worldwide Corp.	16,306,337
		266,408,550
Consumer Staples — 7.4%
548,855	Altria Group, Inc.	38,606,461
789,400	Church & Dwight Co., Inc.	38,562,190
54,231	Ingredion, Inc.	7,789,741
61,096	JM Smucker Co. (The)	7,752,471
335,045	PepsiCo, Inc.	40,305,914
91,394	Spectrum Brands Holdings, Inc.	10,826,533
		143,843,310
Diversified Financials — 3.3%
619,320	Discover Financial Services	49,421,736
189,937	Nasdaq, Inc.	15,367,803
		64,789,539
Energy — 4.3%
728,460	ConocoPhillips	42,840,733
978,300	Encana Corp.	12,097,515
1,588,865	ENI SpA	28,576,056
		83,514,304
Health Care — 14.6%
121,105	Alexion Pharmaceuticals, Inc.(a)	14,450,249
606,290	Baxter International, Inc.	43,671,069
270,900	Bristol-Myers Squibb Co.	16,958,340
55,299	Cooper Cos., Inc. (The)	13,530,006
571,815	Danaher Corp.	57,913,423
167,815	DENTSPLY SIRONA, Inc.	10,204,830
92,876	Laboratory Corp of America Holdings(a)	16,206,862
114,261	STERIS Plc	10,388,610
205,230	Thermo Fisher Scientific, Inc.	45,994,095
53,077	Waters Corp.(a)	11,443,932
550,300	Zoetis, Inc.	42,224,519
		282,985,935
Shares		Value
Industrials — 12.2%
116,790	Allegion Plc	$10,056,787
132,925	Cintas Corp.	22,391,216
138,712	Dover Corp.	14,732,602
76,534	Dun & Bradstreet Corp. (The)	9,469,552
635,254	Fortive Corp.	48,292,009
54,899	Harris Corp.	8,749,803
57,440	IDEX Corp.	8,241,491
341,785	J.B. Hunt Transport Services, Inc.	41,297,882
221,716	KAR Auction Services, Inc.	12,092,391
175,920	Raytheon Co.	36,756,725
82,262	Snap-on, Inc.	14,092,303
127,019	Wabtec Corp.	10,293,620
		236,466,381
Information Technology — 24.3%
152,775	Alibaba Group Holding Ltd. - ADR(a)	31,210,405
65,315	Alphabet, Inc. - Class C(a)	76,414,631
78,365	ANSYS, Inc.(a)	12,667,702
319,365	Apple, Inc.	53,471,282
157,329	Broadcom Ltd.	39,022,312
98,397	Check Point Software Technologies Ltd.(a)	10,175,234
253,278	CoreLogic, Inc.(a)	11,995,246
576,670	Fidelity National Information Services, Inc.	59,027,941
61,570	LogMein, Inc.	7,745,505
852,350	Microsoft Corp.	80,981,774
226,005	PayPal Holdings, Inc.(a)	19,282,747
423,425	Visa, Inc. - Class A	52,602,088
206,303	Worldpay, Inc. - Class A(a)	16,568,194
		471,165,061
Insurance — 2.4%
294,710	CHUBB Ltd.	46,018,967
Materials — 4.2%
193,550	Axalta Coating Systems Ltd.(a)	6,096,825
676,390	DowDuPont, Inc.	51,121,556
384,820	Rio Tinto Ltd.	23,830,312
		81,048,693
Utilities — 1.3%
312,185	American Water Works Co., Inc.	25,964,426
Total Common Stocks (Cost $1,388,452,071)		1,871,741,899

1

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INVESTMENT COMPANY — 3.7%
70,868,183	SEI Daily Income Trust Government II Fund, Class A, 0.76%(b)	$70,868,183
Total Investment Company (Cost $70,868,183)		70,868,183
TOTAL INVESTMENTS — 100.3% (Cost $1,459,320,254)		$1,942,610,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(4,990,133)
NET ASSETS — 100.0%		$1,937,619,949

(a)	Non-income producing security.
(b)	The rate shown represents the current yield as of January 31, 2018.

The following abbreviation is used in the report:

ADR-American Depositary Receipt

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	24.8%
Health Care	14.6
Consumer Discretionary	13.7
Industrials	11.8
Banks	8.8
Consumer Staples	7.4
Energy	4.3
Materials	4.2
Diversified Financials	3.3
Insurance	2.4
Utilities	1.3
Other*	3.4
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

2

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments	January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 89.6%
ARGENTINA — 0.0%
78,900	Banco Macro SA - ADR	$8,563,806
AUSTRALIA — 0.2%
111,066	Caltex Australia Ltd.	3,111,817
494,811	Oil Search Ltd.	3,018,307
602,121	Origin Energy Ltd.(a)	4,531,676
797,402	Santos Ltd.(a)	3,276,995
1,432,039	St Barbara Ltd.	4,361,892
350,745	Woodside Petroleum Ltd.	9,360,737
		27,661,424
AUSTRIA — 0.0%
104,546	OMV AG	6,731,421
38,942	Raiffeisen Bank International AG(a)	1,674,316
		8,405,737
BELGIUM — 0.3%
78,632	Anheuser-Busch Inbev SA/NV	8,897,647
224,242	Colruyt SA	12,408,703
220,000	Galapagos NV - ADR(a)(b)	26,008,400
13,119	Groupe Bruxelles Lambert SA	1,545,405
26,097	KBC Groep NV	2,507,832
17,704	Solvay SA	2,561,831
25,585	Telenet Group Holding NV(a)	1,967,857
		55,897,675
BERMUDA — 0.1%
172,275	RenaissanceRe Holdings Ltd.	21,903,044
BRAZIL — 1.3%
20,048,103	Ambev SA(b)	138,121,739
1,666,300	Ambev SA - ADR	11,447,481
3,242	Atacadao Distribuicao Comercio e Industria Ltd.(a)	16,383
1,876	Banco Bradesco SA(b)	23,159
1,376,927	Banco Bradesco SA - ADR	17,486,973
2,027	Banco do Brasil SA	25,245
1,824	BB Seguridade Participacoes SA	17,811
1,231,939	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	10,084,422
3,114	CCR SA	15,316
353,600	Cia Brasileira de Distribuicao - ADR	8,334,352
1,436	Cia de Saneamento Basico do Estado de Sao Paulo	16,397
5,852	Cia Siderurgica Nacional SA(a)	20,186
2,496	Cielo SA	21,059
124,783	Cosan SA Industria e Comercio	1,709,206
3,496	EDP - Energias do Brasil SA	15,045
1,369	Engie Brasil Energia SA	15,443
263,071	Fibria Celulose SA	4,531,493
1,448,262	Itau Unibanco Holding SA - ADR	23,751,497
2,938	Kroton Educacional SA	14,985
1,530	Lojas Renner SA	18,181
Shares		Value
BRAZIL (continued)
988	M Dias Branco SA	$17,760
1,515	Natura Cosmeticos SA	16,605
3,061	Odontoprev SA	15,978
1,146,880	Petroleo Brasileiro SA(a)	7,667,465
1,381	Porto Seguro SA	19,150
549	Raia Drogasil SA	14,549
2,750	Sul America SA - Units	17,522
3,462	Tim Participacoes SA	14,669
122,335	Ultrapar Participacoes SA	3,130,947
7,100	Vale SA	92,371
1,151,200	WEG SA	8,563,540
		235,256,929
CANADA — 2.5%
73,159	AltaGas Ltd.	1,639,832
141,953	ARC Resources Ltd.	1,561,483
180,381	Cameco Corp.	1,660,092
441,243	Canadian Natural Resources Ltd.	15,063,247
1,028,700	Canadian Pacific Railway Ltd.(b)	190,468,405
413,881	Cenovus Energy, Inc.	3,947,011
218,560	Crescent Point Energy Corp.	1,723,603
342,005	Enbridge, Inc.	12,520,720
295,500	Enbridge, Inc.	10,824,165
364,862	Encana Corp.	4,511,830
159,139	Husky Energy, Inc.(a)	2,332,745
117,122	Imperial Oil Ltd.	3,682,201
161,820	Inter Pipeline Ltd.	3,102,208
69,653	Keyera Corp.	1,959,911
183,781	Pembina Pipeline Corp.	6,264,990
428,816	Peyto Exploration & Development Corp.	3,911,639
73,431	PrairieSky Royalty Ltd.	1,818,462
1,529,200	Restaurant Brands International, Inc.(b)	92,348,388
117,762	Seven Generations Energy Ltd. - Class A(a)	1,641,966
383,000	Shopify, Inc. - Class A(a)	48,993,360
665,100	Suncor Energy, Inc.	24,095,005
91,914	Tourmaline Oil Corp.(a)	1,484,822
345,211	TransCanada Corp.	15,893,739
53,180	Vermilion Energy, Inc.	2,010,463
		453,460,287
CHILE — 0.1%
15	Banco de Credito e Inversiones	1,145
363,500	Banco Santander Chile - ADR	12,377,175
135,017	Empresas COPEC SA	2,344,762
76,669	Enel Americas SA	17,943
123,967	Enel Chile SA	15,639
1,403	SACI Falabella	14,719
		14,771,383
CHINA — 3.9%
261,000	51Job, Inc. - ADR(a)	18,293,490

3

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
CHINA (continued)
890,826	AAC Technologies Holdings, Inc.	$14,895,213
10,216	Agile Group Holdings Ltd.	18,336
63,383	Agricultural Bank of China Ltd. - H Shares	38,892
13,002	Air China Ltd. - H Shares	19,014
686,047	Alibaba Group Holding Ltd. - ADR(a)	140,152,542
3,178	Anhui Conch Cement Co. Ltd. - H Shares	17,510
3,324	ANTA Sports Products Ltd.	16,019
299,548	Baidu, Inc. - ADR(a)(b)	73,964,392
170,543	Bank of China Ltd. - H Shares	102,684
10,178	Beijing Capital International Airport Co. Ltd. - H Shares	15,431
42,599	China Cinda Asset Management Co. Ltd. - H Shares	18,025
23,795	China CITIC Bank Corp. Ltd. - H Shares	19,589
13,542	China Communications Construction Co. Ltd. - H Shares	16,169
175,056	China Construction Bank Corp. - H Shares	201,850
32,759	China Everbright Bank Co. Ltd. - H Shares	18,552
6,607	China Evergrande Group(a)	21,833
21,152	China Galaxy Securities Co. Ltd. - H Shares	17,278
32,931	China Huarong Asset Management Co. Ltd. - H Shares	16,628
13,505	China Life Insurance Co. Ltd. - H Shares	45,663
20,775	China Longyuan Power Group Corp. - H Shares	15,191
6,517	China Medical System Holdings Ltd.	13,979
8,269	China Merchants Bank Co. Ltd. - H Shares	40,538
16,182	China Minsheng Banking Corp. Ltd. - H Shares	18,514
4,328	China Pacific Insurance Group Co. Ltd. - H Shares	21,965
10,698,776	China Petroleum & Chemical Corp. - H Shares	9,245,425
20,719	China Railway Group Ltd. - H Shares	15,918
10,449,903	China Shenhua Energy Co. Ltd. - H Shares	32,527,997
15,370	China Southern Airlines Co. Ltd. - H Shares	20,041
32,666	China Telecom Corp. Ltd. - H Shares	16,160
3,830	China Vanke Co. Ltd. - H Shares	18,752
21,738	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	19,702
Shares		Value
CHINA (continued)
7,166,645	CNOOC Ltd.	$11,158,589
130,362	CNOOC Ltd. - ADR	20,492,906
12,704	Country Garden Holdings Co. Ltd.	27,316
12,123	CSPC Pharmaceutical Group Ltd.	26,903
159,391	Ctrip.com International Ltd. - ADR(a)(b)	7,456,311
13,078	Dongfeng Motor Group Co. Ltd. - H Shares	17,086
2,558,058	ENN Energy Holdings Ltd.	19,751,197
10,027	Geely Automobile Holdings Ltd.	32,109
7,731	GF Securities Co. Ltd. - H Shares	17,275
14,380	Great Wall Motor Co. Ltd. - H Shares	17,555
5,062	Haitian International Holdings Ltd.	15,821
1,642,459	Huaneng Power International, Inc. - H Shares	1,060,308
155,248	Industrial & Commercial Bank of China Ltd. - H Shares	146,860
413,296	JD.Com, Inc. - ADR(a)(b)	20,346,562
3,626,000	Jiangsu Expressway Co. Ltd. - H Shares	5,590,121
6,056	Longfor Properties Co. Ltd.	19,780
23,629	NetEase, Inc. - ADR(b)	7,565,061
270	New Oriental Education & Technology Group, Inc. - ADR(b)	24,864
31,803	People’s Insurance Co. Group of China Ltd. (The) - H Shares	18,173
8,534,112	PetroChina Co. Ltd. - H Shares	6,763,884
10,811	PICC Property & Casualty Co. Ltd. - H Shares	22,444
10,475	Ping An Insurance Group Co. of China Ltd. - H Shares	124,064
9,266	Semiconductor Manufacturing International Corp.(a)	13,432
2,043,000	Shenzhou International Group Holdings Ltd.	21,089,049
42,632	Sihuan Pharmaceutical Holdings Group Ltd.	16,349
22,247	Sino-Ocean Land Holdings Ltd.	18,400
27,646	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	16,928
4,178	Sunac China Holdings Ltd.	20,055
1,443	Sunny Optical Technology Group Co. Ltd.	19,977
5,007,653	Tencent Holdings Ltd.	296,772,568
7,903	Tingyi Cayman Islands Holding Corp.	16,467
5,186	Travelsky Technology Ltd. - H Shares	16,275
18,246	Want Want China Holdings Ltd.	16,117
110,300	Weibo Corp. - ADR(a)	14,291,571

4

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
CHINA (continued)
14,040	Weichai Power Co. Ltd. - H Shares	$17,553
901	Yum China Holdings, Inc.	41,797
13,803	Zhejiang Expressway Co. Ltd. - H Shares	16,339
2,397	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	13,268
		722,974,626
COLUMBIA — 0.1%
1,544	Bancolombia SA	17,692
222,400	Bancolombia SA - ADR	10,219,280
2,539,054	Ecopetrol SA	2,379,808
		12,616,780
CZECH REPUBLIC — 0.1%
675	CEZ AS	17,291
271,440	Komercni Banka AS	12,466,912
936	O2 Czech Republic AS	13,058
		12,497,261
DENMARK — 0.3%
16,909	Carlsberg A/S - Class B	2,171,415
21,219	Coloplast A/S - Class B	1,885,268
97,531	Danske Bank A/S	3,961,765
19,321	DSV A/S	1,588,999
130,634	Genmab A/S(a)	23,927,956
35,905	ISS A/S	1,400,981
221,549	Novo Nordisk A/S - Class B	12,322,035
35,598	Novozymes A/S - B Shares	1,974,532
25,175	Orsted A/S	1,528,685
141,920	Sydbank A/S	5,800,384
22,313	Vestas Wind Systems A/S	1,522,398
		58,084,418
EGYPT — 0.0%
1,252,617	Commercial International Bank Egypt SAE - GDR	5,686,881
FINLAND — 2.6%
2,099,691	Kone Oyj - Class B(b)	120,177,487
80,019	Neste Oyj	5,531,707
294,508	Nokia Oyj	1,417,620
2,717,000	Nokian Renkaat Oyj(b)	137,226,311
48,932	Orion Oyj - Class B	1,962,286
3,530,531	Sampo Oyj - A Shares(b)	205,009,603
87,905	Stora Enso OYJ - Class R	1,508,302
55,125	UPM-Kymmene Oyj	1,857,485
		474,690,801
FRANCE — 2.2%
44,215	Air Liquide SA	5,958,902
45,942	Airbus SE	5,276,166
18,486	Arkema SA	2,361,702
19,137	Atos SE	3,017,480
202,539	AXA SA	6,662,533
105,539	BioMerieux	9,997,797
Shares		Value
FRANCE (continued)
136,011	BNP Paribas SA	$11,246,440
35,595	Bouygues SA	1,978,531
21,713	Capgemini SE	2,883,151
39,221	Cie de Saint-Gobain	2,279,662
17,432	Cie Generale des Etablissements Michelin	2,787,596
60,843	CNP Assurances	1,559,147
119,335	Credit Agricole SA	2,248,347
54,737	Danone SA	4,720,441
71,970	Edenred	2,324,121
110,499	Electricite de France SA	1,519,389
224,438	Engie SA	3,895,564
16,549	Essilor International SA	2,350,523
15,387	Eurazeo SA	1,619,051
61,338	Eutelsat Communications SA	1,349,460
25,456	Faurecia SA	2,287,576
8,807	Gecina SA REIT	1,718,887
4,575	Hermes International	2,528,792
14,831	Imerys SA	1,589,088
4,825	Kering	2,442,932
32,404	Klepierre REIT	1,480,114
44,262	Lagardere SCA	1,380,440
27,312	Legrand SA	2,272,609
775,171	L’Oreal SA(b)	176,218,974
28,688	LVMH Moet Hennessy Louis Vuitton SE	8,997,056
286,725	Orange SA	5,177,810
13,211	Pernod-Ricard SA	2,104,404
129,413	Peugeot SA	2,906,587
31,404	Publicis Groupe SA	2,170,956
19,814	Renault SA	2,178,841
41,191	Safran SA	4,650,762
110,472	Sanofi	9,754,629
57,944	Schneider Electric SE	5,430,092
35,245	SCOR SE	1,577,501
12,726	Societe BIC SA	1,458,346
93,874	Societe Generale SA	5,460,948
14,991	Sodexo SA	1,923,570
116,466	Suez	1,736,637
24,036	Thales SA	2,696,530
1,181,735	TOTAL SA	68,422,492
23,974	UBISOFT Entertainment SA(a)	2,052,006
42,967	Valeo SA	3,387,471
59,123	Vinci SA	6,386,200
53,694	Vivendi SA	1,575,275
		408,003,528
GEORGIA — 0.1%
204,802	BGEO Group Plc	10,654,473
GERMANY — 1.9%
19,729	Adidas AG	4,587,855
47,063	Allianz SE	11,890,793
107,715	BASF SE	12,613,824
98,259	Bayer AG	12,860,627
1,322,565	Bayerische Motoren Werke AG	151,018,453
16,578	Beiersdorf AG	1,965,632

5

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
GERMANY (continued)
111,326	Commerzbank AG(a)	$1,832,489
13,078	Continental AG	3,924,504
26,010	Covestro AG	2,989,677
82,488	Daimler AG	7,550,954
219,270	Deutsche Bank AG	4,027,464
14,194	Deutsche Boerse AG	1,821,303
63,208	Deutsche Lufthansa AG	2,255,411
115,099	Deutsche Post AG	5,440,280
424,311	Deutsche Telekom AG	7,441,141
37,274	Evonik Industries AG	1,471,634
29,291	Fresenius Medical Care AG & Co. KGaA	3,382,081
52,801	Fresenius SE & Co. KGaA	4,620,350
9,957	Hochtief AG	1,798,698
23,131	HUGO BOSS AG	2,124,592
163,846	Infineon Technologies AG	4,762,161
34,891	Innogy SE	1,329,899
18,997	Linde AG	4,330,365
13,466	Merck KGaA	1,471,590
28,293	Muenchener Rueckversicherungs- Gesellschaft AG	6,658,396
64,990	ProSiebenSat.1 Media SE	2,484,409
2,488	Rational AG	1,748,371
66,477	RWE AG(a)	1,330,464
100,156	SAP SE	11,294,658
73,775	Siemens AG	11,189,355
68,698	ThyssenKrupp AG	2,161,312
32,584	United Internet AG	2,374,703
36,409	Vonovia SE	1,795,045
726,000	Zalando SE(a)(b)	42,526,669
		341,075,159
HONG KONG — 1.1%
3,435,000	AIA Group Ltd.	29,420,337
31,455	Alibaba Health Information Technology Ltd.(a)	16,446
616,409	ASM Pacific Technology Ltd.	8,415,624
6,839	China Everbright Ltd.	16,873
5,276	China Gas Holdings Ltd.	15,445
1,922,716	China Merchants Port Holdings Co. Ltd.	5,087,818
12,417	China Mobile Ltd.	131,112
184,100	China Mobile Ltd. - ADR	9,694,706
7,838	China Overseas Land & Investment Ltd.	30,359
4,055	China Resources Gas Group Ltd.	13,348
16,097	China Unicom Hong Kong Ltd.(a)	24,117
17,560	Far East Horizon Ltd.	18,923
10,659	Guangdong Investment Ltd.	15,860
5,524	Haier Electronics Group Co. Ltd.	18,925
486,532	Hong Kong Exchanges and Clearing Ltd.	18,434,685
Shares		Value
HONG KONG (continued)
1,441,175	Jardine Matheson Holdings Ltd.(b)	$91,485,789
126,055	Jardine Strategic Holdings Ltd.	5,016,989
2,905	Kingboard Chemical Holdings Ltd.	15,987
5,415	Shanghai Industrial Holdings Ltd.	15,852
6,975	Shimao Property Holdings Ltd.	20,820
18,702,939	Sino Biopharmaceutical Ltd.	34,476,345
1,737,465	Yue Yuen Industrial Holdings Ltd.	7,840,376
		210,226,736
HUNGARY — 0.1%
173,137	MOL Hungarian Oil & Gas Plc	2,115,092
487	OTP Bank Plc	22,578
655,102	Richter Gedeon Nyrt	16,836,525
		18,974,195
INDIA — 2.6%
2,375	Adani Ports and Special
	Economic Zone Ltd.	16,014
3,698	Ambuja Cements Ltd.	15,221
1,542,875	Asian Paints Ltd.	27,369,862
1,450	Aurobindo Pharma Ltd.	14,352
2,838	Axis Bank Ltd.(b)	26,486
300	Bajaj Auto Ltd.	15,740
262,250	Bharat Petroleum Corp. Ltd.	2,029,844
1,021,226	Bharti Airtel Ltd.(b)	7,062,261
1,236,591	Bharti Infratel Ltd.	6,834,873
203	Britannia Industries Ltd.	14,950
2,301	Cadila Healthcare Ltd.	15,404
1,629	Cipla Ltd.	15,166
401,399	Coal India Ltd.	1,890,440
2,782	Dabur India Ltd.	15,554
75,265	Eicher Motors Ltd.	31,859,831
1,895	GAIL India Ltd.	14,259
1,639	Glenmark Pharmaceuticals Ltd.	15,621
1,480	HCL Technologies Ltd.	22,956
262	Hero Motocorp Ltd.	15,206
3,687	Hindalco Industries Ltd.	14,849
284,511	Hindustan Petroleum Corp. Ltd.	1,778,984
1,397	Hindustan Unilever Ltd.	30,077
6,661,089	Housing Development Finance Corp. Ltd.(b)	204,879,247
3,763	ICICI Bank Ltd.(b)	20,882
273,548	Indian Oil Corp. Ltd.	1,796,021
246,145	Infosys Ltd.	4,451,440
7,386	ITC Ltd.	31,516
3,704	JSW Steel Ltd.	16,885
822	Larsen & Toubro Ltd.	18,307
1,122	Lupin Ltd.(b)	15,590
1,505	Mahindra & Mahindra Ltd.	18,055
3,025	Marico Ltd.	14,715
706,530	Maruti Suzuki India Ltd.(b)	105,636,670
4,545,630	Motherson Sumi Systems Ltd.	26,142,978

6

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
INDIA (continued)
122	Nestle India Ltd.	$14,327
593,032	Oil & Natural Gas Corp. Ltd.	1,896,938
412,787	Petronet LNG Ltd.(b)	1,653,322
1,019,826	Reliance Industries Ltd.	15,413,537
6,430	Rural Electrification Corp. Ltd.(b)	15,720
55	Shree Cement Ltd.	14,879
1,957	Sun Pharmaceutical Industries Ltd.	17,843
1,022	Tata Consultancy Services, Ltd.	50,010
4,002	Tata Motors Ltd.(a)	25,137
4,069	Tata Motors Ltd. - Class A - DVR(a)	14,365
9,989	Tata Power Co. Ltd. (The)	13,977
1,366	Tata Steel Ltd.	15,142
1,946	Tech Mahindra Ltd.	18,744
3,210,171	Titan Co. Ltd.(b)	43,887,415
1,329	UPL Ltd.(b)	15,714
2,379	Vakrangee Ltd.	13,643
4,078	Vedanta Ltd.(b)	21,822
2	Yes Bank Ltd.(b)	11
1,688	Zee Entertainment Enterprises Ltd.	15,756
		485,248,558
INDONESIA — 0.2%
12,172,845	Adaro Energy Tbk PT	2,227,544
20,215,749	Astra International Tbk PT	12,834,438
18,457	Bank Central Asia Tbk PT	31,328
29,520	Bank Mandiri Persero Tbk PT	17,970
21,401	Bank Negara Indonesia Persero Tbk PT	15,026
72,947,668	Bank Rakyat Indonesia Persero Tbk PT	20,159,568
57,384	Bank Tabungan Negara Persero Tbk PT	15,687
126,906	Bumi Serpong Damai Tbk PT	17,251
68,771	Charoen Pokphand Indonesia Tbk PT	17,721
2,413	Gudang Garam Tbk PT	14,608
44,021	Hanjaya Mandala Sampoerna Tbk PT	16,111
23,508	Indofood CBP Sukses Makmur Tbk PT	15,320
128,247	Kalbe Farma Tbk PT	15,949
20,967	Matahari Department Store Tbk PT	17,422
86,291	Surya Citra Media Tbk PT	17,337
117,133	Telekomunikasi Indonesia Persero Tbk PT	34,908
721,832	Unilever Indonesia Tbk PT	2,932,940
2,172,584	United Tractors Tbk PT	6,312,396
		44,713,524
ITALY — 0.3%
130,068	Assicurazioni Generali SpA	2,578,946
46,939	Atlantia SpA	1,554,843
Shares		Value
ITALY (continued)
934,786	Enel SpA	$5,930,617
1,159,988	ENI SpA	20,862,617
25,697	Ferrari NV	3,064,089
1,830,265	Intesa Sanpaolo SpA	7,181,854
542,422	Intesa Sanpaolo SpA	2,068,832
126,217	Mediobanca Banca di Credito Finanziario SpA	1,534,462
32,006	Recordati SpA	1,457,166
2,076,123	Snam SpA	10,101,716
236,779	Terna Rete Elettrica Nazionale SpA	1,425,189
208,994	Unicredit SpA(a)	4,604,697
607,490	UnipolSai Assicurazioni SpA	1,569,560
		63,934,588
JAPAN — 4.0%
513,160	Asahi Kasei Corp.	6,695,946
213,248	Canon Marketing Japan, Inc.	5,848,351
307,300	EDION Corp.	3,926,752
67,000	Fast Retailing Co. Ltd.	29,882,110
1,090,000	Hoshizaki Corp.(b)	102,939,452
65,949	Idemitsu Kosan Co. Ltd.	2,464,706
314,778	Inpex Corp.	4,091,508
1,135,846	JXTG Holdings, Inc.	7,530,689
90,430	Kaken Pharmaceutical Co. Ltd.	4,738,111
5,965,000	KDDI Corp.	150,422,689
274,205	Mitsubishi Tanabe Pharma Corp.	5,603,658
287,344	Morinaga Milk Industry Co. Ltd.	13,528,883
164,500	Nagoya Railroad Co. Ltd.	4,323,079
297,700	Nippon Kayaku Co. Ltd.	4,379,465
305,814	Nippon Telegraph & Telephone Corp.	14,541,362
4,099,000	Nomura Research Institute Ltd.(b)	188,485,665
2,189,198	NTT Data Corp.	25,728,140
374,758	Osaka Gas Co. Ltd.	7,425,131
414,000	PeptiDream, Inc.(a)	17,065,128
204,520	Sawai Pharmaceutical Co. Ltd.	9,348,308
600,000	Shimano, Inc.(b)	85,737,840
118,136	Showa Shell Sekiyu KK	1,674,053
468,350	Terumo Corp.	22,909,123
301,903	Toyo Suisan Kaisha Ltd.	12,237,069
307,753	Zensho Holdings Co. Ltd.	5,384,338
		736,911,556
KENYA — 0.1%
1,197,379	East African Breweries Ltd.	2,955,333
37,183,420	Safaricom Ltd.	10,743,495
		13,698,828
LUXEMBOURG — 0.1%
67,384	Arcelormittal(a)	2,444,996
21,339	RTL Group SA	1,809,512
149,007	Tenaris SA	2,594,635

7

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
LUXEMBOURG (continued)
359,300	Tenaris SA - ADR	$12,575,500
		19,424,643
MACAU — 0.1%
2,923,400	Sands China Ltd.	17,414,871
MALAYSIA — 0.0%
18,151	AirAsia Berhad	19,279
14,023	AMMB Holdings Berhad	17,341
24,186	Astro Malaysia Holdings Berhad	16,133
1,612	British American Tobacco Malaysia Berhad	14,136
12,340	DiGi.com Berhad	15,671
8,557	Malayan Banking Berhad	22,173
7,023	Malaysia Airports Holdings Berhad	16,306
8,305	MISC Berhad	16,087
272,360	Petronas Dagangan Berhad	1,720,352
11,742	Press Metal Aluminium Holdings Berhad	17,412
5,893	Public Bank Berhad	33,232
12,540	RHB Bank Berhad	17,502
6,473	Tenaga Nasional Berhad	26,206
17,195	Westports Holdings Berhad	15,440
		1,967,270
MEXICO — 0.2%
12,263	Alfa SAB de CV - Series A	15,345
64,598	America Movil SAB de CV - Series L	60,496
31,084	Cemex SAB de CV - CPO - Units(a)	25,870
2,152	Coca-Cola Femsa SAB de CV - Series L	16,473
2,200	El Puerto de Liverpool SAB de CV - Class C1	16,311
54,500	Fomento Economico Mexicano SAB de CV - ADR	5,315,930
3,816	Fomento Economico Mexicano SAB de CV - Units	37,254
18,513	Gentera SAB de CV	16,800
1,312	Grupo Aeroportuario del Pacifico SAB de CV - Series B	13,751
70,400	Grupo Aeroportuario del Sureste SAB de CV - ADR	13,672,384
740	Grupo Aeroportuario del Sureste SAB de CV - Series B	14,393
2,673,442	Grupo Financiero Banorte SAB de CV - Series O	17,122,210
9,447	Grupo Financiero Inbursa SAB de CV	16,715
7,288	Grupo Mexico SAB de CV - Series B	25,735
3,831	Grupo Televisa SAB - Units	15,860
700	Industrias Penoles SAB de CV	16,221
Shares		Value
MEXICO (continued)
8,505	Kimberly-Clark de Mexico SAB de CV - Class A	$15,935
1,363	Promotora y Operadora de Infraestructura SAB de CV	13,955
12,315	Wal-Mart de Mexico SAB de CV	30,808
		36,462,446
NETHERLANDS — 1.4%
65,761	ABN AMRO Group NV	2,228,121
399,091	Aegon NV	2,729,183
17,968	Akzo Nobel NV	1,682,492
396,000	ASML Holding NV	80,372,160
39,303	ASML Holding NV	7,963,659
26,192	Heineken Holding NV	2,780,364
26,827	Heineken NV	3,016,306
367,351	ING Groep NV	7,219,863
199,674	Koninklijke Ahold Delhaize NV	4,454,884
26,112	Koninklijke DSM NV	2,697,955
759,239	Koninklijke KPN NV	2,658,241
98,187	Koninklijke Philips NV	4,005,792
80,432	Koninklijke Vopak NV	3,633,940
64,830	NN Group NV	3,058,626
388,294	Nostrum Oil & Gas Plc(a)	1,714,602
34,995	NXP Semiconductor NV(a)	4,210,598
44,862	QIAGEN NV(a)	1,500,524
22,929	Randstad Holding NV	1,619,241
1,775,296	Royal Dutch Shell Plc - A Shares	62,071,083
1,474,459	Royal Dutch Shell Plc - B Shares	52,254,006
31,169	Wolters Kluwer NV	1,649,700
		253,521,340
NORWAY — 0.1%
74,987	Gjensidige Forsikring ASA	1,414,354
127,632	Marine Harvest ASA	2,209,458
627,334	Statoil ASA	14,648,020
139,945	Telenor ASA	3,276,741
		21,548,573
PAKISTAN — 0.0%
308,320	Engro Corp. Ltd.	843,008
3,341	Lucky Cement Ltd.	18,599
8,097	MCB Bank Ltd.	16,600
1,109,012	Oil & Gas Development Co. Ltd.	1,651,652
9,145	United Bank Ltd.	16,023
		2,545,882
PANAMA — 0.1%
73,100	Copa Holdings SA - Class A	10,111,923
PERU — 0.1%
55,849	Credicorp. Ltd.	12,936,304
309	Southern Copper Corp.	15,002
		12,951,306

8

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
PHILIPPINES — 0.0%
52,526	DMCI Holdings, Inc.	$14,744
10,801	JG Summit Holdings, Inc.	16,107
3,059	Jollibee Foods Corp.	16,983
2,189	Manila Electric Co.	14,448
510	PLDT, Inc.	15,598
		77,880
POLAND — 0.2%
324,265	Bank Pekao SA	13,172,599
140	CD Projekt SA	4,854
1,550	Cyfrowy Polsat SA	11,148
89,279	Grupa Lotos SA	1,585,213
7,254	Orange Polska SA(a)	13,293
651,786	Polski Koncern Naftowy ORLEN SA	21,139,111
3,527,243	Polskie Gornictwo Naftowe I Gazownictwo SA	6,916,576
1,502	Powszechna Kasa Oszczednosci Bank Polski SA(a)	20,500
1,271	Powszechny Zaklad Ubezpieczen SA	17,378
		42,880,672
PORTUGAL — 0.0%
438,926	EDP - Energias de Portugal SA	1,541,669
209,109	Galp Energia SGPS SA	3,990,372
73,451	Jeronimo Martins SGPS SA	1,564,427
		7,096,468
QATAR — 0.0%
1,938	Doha Bank QPSC	17,538
1,488	Masraf Al Rayan QSC	16,511
55	Qatar Electricity & Water Co. QSC	2,931
196,871	Qatar Gas Transport Co. Ltd.	1,013,283
579	Qatar Islamic Bank SAQ	15,602
606	Qatar National Bank QPSC	22,502
		1,088,367
RUSSIA — 0.4%
327,500	Lukoil PJSC - ADR	21,565,875
128,854	NovaTek PJSC - GDR	17,150,467
1,867,600	Sberbank of Russia PJSC - ADR	37,800,224
		76,516,566
SINGAPORE — 0.3%
1,923,056	Jardine Cycle & Carriage Ltd.(b)	58,536,077
SOUTH AFRICA — 0.8%
1,433	AngloGold Ashanti Ltd.	15,931
740,152	Aspen Pharmacare Holdings Ltd.	16,913,297
1,562	Barclays Africa Group Ltd.	23,747
622	Bid Corp. Ltd.	13,925
837	Bidvest Group Ltd. (The)	17,663
2,621	Coronation Fund Managers Ltd.	17,426
1,011,880	Discovery Ltd.	14,422,787
Shares		Value
SOUTH AFRICA (continued)
63,564	Exxaro Resources Ltd.	$767,892
7,338	FirstRand Ltd.	41,193
1,201,553	Gold Fields Ltd.	5,161,721
725	Imperial Holdings Ltd.	17,381
2,124	Investec Ltd.	16,659
6,285	Life Healthcare Group Holdings Ltd.	14,473
597	Mondi Ltd.	15,943
785	Mr Price Group Ltd.	18,953
3,681	MTN Group Ltd.	40,830
286,546	Naspers Ltd. - Class N	81,817,969
4,176	Rand Merchant Investment Holdings Ltd.	15,627
928	Remgro Ltd.	18,507
2,450	RMB Holdings Ltd.	16,297
2,842	Sanlam Ltd.	21,160
2,145	Sappi Ltd.	15,454
296,001	Sasol Ltd.	10,671,903
821	Shoprite Holdings Ltd.	17,101
864	Spar Group Ltd. (The)	14,952
1,065,132	Standard Bank Group Ltd.	18,041,945
430	Tiger Brands Ltd.	16,734
2,008	Truworths International Ltd.	16,612
1,665	Vodacom Group Ltd.	22,980
2,948	Woolworths Holdings Ltd.	15,969
		148,243,031
SOUTH KOREA — 0.7%
28,204	Amorepacific Corp.(a)	7,910,379
100	BGF retail Co. Ltd.(a)	1,437
54	BGF retail Co. Ltd.	11,125
1,763	BNK Financial Group, Inc.	17,500
164	Celltrion, Inc.(a)	48,438
790	Cheil Worldwide, Inc.	15,721
90	CJ Corp.	15,508
169	Coway Co. Ltd.	15,067
229	DB Insurance Co. Ltd.	15,526
1,552	DGB Financial Group, Inc.	18,022
1,022	Doosan Heavy Industries & Construction Co. Ltd.(a)	16,270
662	Hana Financial Group, Inc.	32,299
291,673	Hankook Tire Co. Ltd.(a)	14,613,013
1,219	Hanon Systems	14,897
58,700	Hanssem Co. Ltd.(a)	9,372,431
393	Hanwha Corp.(a)	17,316
2,345	Hanwha Life Insurance Co. Ltd.(a)	16,492
428	Hyundai Engineering & Construction Co. Ltd.(a)	17,195
352	Hyundai Marine & Fire Insurance Co. Ltd.	15,279
124	Hyundai Mobis Co. Ltd.	28,741
271	Hyundai Motor Co.	41,113
1,012	Industrial Bank of Korea(a)	15,779
479	Kangwon Land, Inc.(a)	14,556
869	KB Financial Group Inc.	54,768

9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
13,070	Korea Electric Power Corp.(a)	$437,564
244	Korea Investment Holdings Co. Ltd.(a)	19,971
491	Korean Air Lines Co. Ltd.	17,725
551	KT Corp	15,299
285	KT&G Corp.	28,424
96	LG Chem Ltd.	38,837
514,099	LG Display Co. Ltd.	15,502,166
215	LG Electronics, Inc.	20,637
14,718	LG Household & Health Care Ltd.	16,222,396
47	Lotte Chemical Corp.	18,486
10,524	NAVER Corp.	8,968,338
41	NCSoft Corp.	16,971
89	Netmarble Games Corp.	14,502
145	POSCO	51,667
154	S-1 Corp.	14,335
424	Samsung Card Co. Ltd.	15,465
207	Samsung Electronics Co. Ltd.	483,649
34,360	Samsung Electronics Co. Ltd. - GDR	40,140,561
63	Samsung Fire & Marine Insurance Co. Ltd.	17,050
88	Samsung SDI Co. Ltd.	16,234
979	Shinhan Financial Group Co. Ltd.	48,865
82	SK Holdings Co. Ltd.	24,458
1,334	SK Hynix, Inc.	91,819
25,535	SK Innovation Co. Ltd.	4,890,113
63	SK Telecom Co. Ltd.	15,664
1,054	Woori Bank	16,631
		119,486,699
SPAIN — 0.3%
103,423	Abertis Infraestructuras SA	2,506,477
42,705	ACS Actividades de Construccion y Servicios SA	1,710,448
10,429	Aena SA	2,271,762
63,119	Amadeus IT Holding SA	4,896,299
778,618	Banco Bilbao Vizcaya Argentaria SA	7,315,978
1,578,379	Banco Santander SA	11,724,575
89,033	Enagas SA	2,426,344
65,509	Gas Natural SDG SA	1,513,204
399,036	Iberdrola SA	3,249,004
132,402	Industria de Diseno Textil SA	4,745,786
105,373	Red Electrica Corp SA	2,233,211
619,130	Repsol SA	11,649,428
612,197	Telefonica SA	6,272,921
		62,515,437
SWEDEN — 2.4%
68,703	Assa Abloy AB - B Shares	1,521,425
4,097,472	Atlas Copco AB - A Shares(b)	192,136,436
812,183	Atlas Copco AB - B Shares	33,889,487
68,121	Boliden AB	2,470,714
67,190	Electrolux AB - Class B	2,372,144
Shares		Value
SWEDEN (continued)
63,833	Essity AB- Class B(a)	$1,911,774
169,953	Hennes & Mauritz AB - B Shares	3,005,273
40,073	Hexagon AB - B Shares	2,386,611
74,557	Industrivarden AB - C Shares	1,986,004
78,570	Investor AB - B Shares	3,839,809
67,002	Kinnevik AB - Class B	2,443,733
23,051	L E Lundbergforetagen AB - B Shares	1,860,485
86,180	Lundin Petroleum AB(a)	2,146,325
258,013	Nordea Bank AB	3,183,947
197,338	Sandvik AB	3,885,454
216,463	Skandinaviska Enskilda Banken AB - Class A	2,734,391
70,677	SKF AB	1,746,767
11,605,856	Svenska Handelsbanken AB - A Shares(b)	168,861,456
93,267	Swedbank AB - A Shares	2,383,783
55,234	Swedish Match AB	2,237,426
198,214	Volvo AB - B Shares	4,046,082
		441,049,526
SWITZERLAND — 1.7%
219,081	ABB Ltd.	6,108,141
35,290	Adecco Group AG	2,904,340
9,157	Baloise Holding AG	1,498,373
1,526	CHUBB Ltd.	238,285
46,357	Cie Financiere Richemont SA	4,448,678
415,300	Coca-Cola HBC AG - CDI	13,951,438
175,626	Credit Suisse Group	3,388,926
2,077	EMS-Chemie Holding AG	1,526,369
5,485	Geberit AG	2,598,856
963	Givaudan SA	2,317,615
9,517	Kuehne + Nagel International AG	1,747,467
2,215,187	Nestle SA	191,399,773
223,226	Novartis AG	20,194,068
79,065	Roche Holding AG	19,491,232
828	SGS SA	2,226,682
219	Sika AG	1,897,647
10,122	Sonova Holding AG	1,632,353
63,392	STMicroelectronics NV	1,513,493
7,414	Swiss Life Holding AG	2,783,984
15,667	Swiss Prime Site AG	1,514,940
92,723	Swiss Re AG	9,145,282
2,675	Swisscom AG	1,461,155
306,708	UBS Group AG	6,228,075
15,707	Zurich Financial Services AG	5,162,258
		305,379,430
TAIWAN — 0.9%
17,764	Advanced Semiconductor Engineering, Inc.	25,233
500,265	Advantech Co. Ltd.	3,913,483
504,740	Airtac International Group	8,018,206
37,469	AU Optronics Corp.	17,870

10

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
1,871	Catcher Technology Co. Ltd.	$21,441
16,667	Cathay Financial Holding Co. Ltd.	31,223
5,447	Chailease Holding Co. Ltd.	18,334
6,228	Chicony Electronics Co. Ltd.	16,411
44,708	China Development Financial Holding Corp.	16,413
25,690	China Steel Corp.	21,948
5,587,685	Chunghwa Telecom Co. Ltd.	20,801,284
35,194	CTBC Financial Holding Co. Ltd.	25,720
4,021	Delta Electronics, Inc.	20,281
935,904	Eclat Textile Co. Ltd.	9,392,596
28,453	Evergreen Marine Corp. Taiwan Ltd.(a)	16,840
3,379	Feng TAY Enterprise Co. Ltd.	15,999
6,104	Formosa Chemicals & Fibre Corp.	22,828
664,631	Formosa Petrochemical Corp.	2,827,683
7,786	Formosa Plastics Corp.	27,649
13,401	Fubon Financial Holding Co. Ltd.	24,921
2,442	General Interface Solution Holding Ltd.	18,182
4,907,816	Hon Hai Precision Industry Co. Ltd.	15,525,575
37,470	Innolux Corp.	17,677
988,618	Kinsus Interconnect Technology Corp.	1,709,573
83,242	Largan Precision Co. Ltd.	11,438,617
11,346	Lite-On Technology Corp.	16,662
11,017	Macronix International(a)	17,275
2,494	MediaTek, Inc.	25,586
21,822	Mega Financial Holding Co. Ltd.	18,943
9,613	Nan Ya Plastics Corp.	26,419
1,457	Nien Made Enterprise Co. Ltd.	14,997
1,980,650	Novatek Microelectronics Corp.	8,324,771
6,452	Pegatron Corp.	17,488
1,613	Phison Electronics Corp.	16,492
1,684	President Chain Store Corp.	16,669
44,053	Shin Kong Financial Holding Co. Ltd.	16,173
48,056	SinoPac Financial Holdings Co. Ltd.	16,571
55,127	Taiwan Business Bank	16,342
6,148,157	Taiwan Semiconductor Manufacturing Co. Ltd.	53,791,496
6,710,342	Uni-President Enterprises Corp.	16,116,517
2,585,147	Vanguard International Semiconductor Corp.	5,836,327
1,372	Yageo Corp.	18,218
33,674	Yuanta Financial Holding Co. Ltd.	16,175
7,227	Zhen Ding Technology Holding Ltd.	16,564
		158,325,672
Shares		Value
THAILAND — 0.6%
16,186,000	Airports of Thailand Public Co. Ltd.	$36,175,607
24,548,000	CP ALL Public Co. Ltd.(b)	62,506,481
3,001,000	Siam Commercial Bank Public Co. Ltd.	15,091,236
		113,773,324
TURKEY — 0.1%
6,596	Akbank Turk AS	19,174
1,325	Anadolu Efes Biracilik Ve Malt Sanayii AS	9,820
1,109,067	Arcelik AS	5,627,114
414	BIM Birlesik Magazalar AS	8,282
5,191	Eregli Demir ve Celik Fabrikalari TAS	13,749
702	Ford Otomotiv Sanayi AS	11,212
5,398	Haci Omer Sabanci Holding AS	16,482
6,989	Petkim Petrokimya Holding AS	14,772
1,704	TAV Havalimanlari Holding AS	10,043
1,280	Tofas Turk Otomobil Fabrikasi AS	10,869
50,575	Tupras Turkiye Petrol Rafinerileri AS	1,553,627
3,465,112	Turkiye Garanti Bankasi AS	11,336,375
5,468	Turkiye Halk Bankasi AS	14,760
8,586	Turkiye Is Bankasi - Class C	18,399
8,059	Turkiye Sise ve Cam Fabrikalari AS	10,726
8,738	Turkiye Vakiflar Bankasi TAO - Class D	17,515
13,797	Yapi ve Kredi Bankasi AS(a)	17,115
		18,710,034
UNITED ARAB EMIRATES — 0.1%
8,196	Abu Dhabi Commercial Bank PJSC	16,178
456,172	DP World Ltd.(b)	12,093,120
23,406	Dubai Investments PJSC	15,358
9,062	Dubai Islamic Bank PJSC	15,050
26,259	Emaar Malls PJSC.	16,515
5,691,752	Emaar Properties PJSC	10,196,634
3,491	Emirates Telecommunications Group Co. PJSC	16,918
5,481	First Abu Dhabi Bank PJSC	16,713
		22,386,486
UNITED KINGDOM — 4.8%
437,889	Abcam Plc	7,647,359
429	Aon Plc	60,991
472,768	ASOS Plc(a)	49,901,424
7,689,147	BP Plc	54,707,249
104,527	CNH Industrial NV(b)	1,546,284
6,565,846	Compass Group Plc(b)	138,206,257
109,598	Fiat Chrysler Automobiles NV	2,648,237
225,440	International Consolidated Airlines Group SA	2,048,844
202,485	John Wood Group Plc	1,862,414

11

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
1,816,501	Reckitt Benckiser Group Plc	$175,460,121
11,442,254	RELX NV(b)	254,504,346
3,081,000	Rolls-Royce Holdings Plc	38,146,131
120,779	TechnipFMC Plc	3,920,486
45,459	TechnipFMC Plc	1,467,439
214,595	Ultra Electronics Holdings Plc	4,649,609
2,434,445	Unilever NV	140,999,776
		877,776,967
UNITED STATES — 50.1%
181	Affiliated Managers Group, Inc.	36,133
2,577	Aflac, Inc.	227,291
1,057,785	AGNC Investment Corp. REIT	19,875,780
114,141	Align Technology, Inc.(a)	29,904,942
2,269	Allstate Corp. (The)	224,109
5,327	Ally Financial Inc.	158,585
36,500	Alphabet, Inc. - Class A(a)	43,151,030
234,000	Alphabet, Inc. - Class C(a)	273,765,960
225,500	Amazon.com, Inc.(a)	327,175,695
301,126	Amdocs Ltd.	20,597,018
2,467	American Express Co.	245,220
1,290	American Financial Group, Inc.	146,209
1,972	American International Group,Inc.	126,050
817	Ameriprise Financial, Inc.	137,828
2,491,916	Anadarko Petroleum Corp.	149,639,556
61,397	Andeavor	6,640,700
966,023	Annaly Capital Management,Inc., REIT	10,181,882
87,805	Antero Resources Corp.(a)	1,706,051
163,866	Apache Corp.	7,352,667
1,278,909	Apple, Inc.	214,127,734
74,695	Assurant, Inc.	6,833,099
2,546	Athene Holding Ltd. - Class A(a)	127,707
1,640,000	Automatic Data Processing, Inc.	202,753,200
201,068	AutoZone, Inc.(a)	153,905,490
160,860	Baker Hughes a GE Co.	5,171,649
3,698,168	Ball Corp.(b)	141,565,871
34,460	Bank of America Corp.	1,102,720
2,510,063	Bank of New York Mellon Corp. (The)	142,320,572
1,465	BB&T Corp.	80,853
922,000	Becton Dickinson and Co.	223,990,680
914,828	Berkshire Hathaway, Inc. - Class B(a)	196,120,827
118,074	Big Lots, Inc.	7,176,538
336,000	BioMarin Pharmaceutical, Inc.(a)	30,317,280
169	BlackRock Inc.	94,944
315,352	Brinker International, Inc.	11,459,892
173,237	Cabot Oil & Gas Corp.	4,564,795
3,170,300	Campbell Soup Co.(b)	147,577,465
2,708	Capital One Financial Corp.	281,524
197,306	CBOE Global Markets, Inc.	26,515,953
1,399,786	Charles Schwab Corp. (The)	74,664,585
Shares		Value
UNITED STATES (continued)
205,393	Cheesecake Factory, Inc. (The)	$10,103,282
69,642	Cheniere Energy, Inc.(a)	3,938,952
1,873,150	Chevron Corp.	234,799,353
39,970	Cimarex Energy Co.	4,484,634
10,426	Citigroup, Inc.	818,232
2,995	Citizens Financial Group Inc.	137,471
181,772	Clorox Co. (The)	25,755,275
321	CME Group, Inc.	49,267
1,071,800	Cognizant Technology Solutions Corp. - Class A	83,578,964
2,242,400	Colgate-Palmolive Co.	166,475,776
56,979	Concho Resources, Inc.(a)	8,970,774
481,416	ConocoPhillips	28,312,075
37,109	Continental Resources, Inc.(a)	2,060,663
333,200	Costco Wholesale Corp.	64,930,684
129,026	Cracker Barrel Old Country Store, Inc.	22,770,508
274,205	Darden Restaurants, Inc.	26,282,549
210,960	Devon Energy Corp.	8,727,415
32,736	Diamondback Energy, Inc.(a)	4,108,368
1,949	Discover Financial Services	155,530
1,395	East West Bancorp, Inc.	91,944
352,000	Edwards Lifesciences Corp.(a)	44,556,160
228,434	EOG Resources, Inc.	26,269,910
99,978	EQT Corp.	5,427,806
464,249	Equity Commonwealth REIT(a)	13,885,688
1,676,169	Exxon Mobil Corp.	146,329,554
555,000	Facebook, Inc. - Class A(a)	103,723,950
6,151	Fifth Third BanCorp	203,598
2,299	FNF Group.	89,615
3,695	Franklin Resources, Inc.	156,705
105,343	FTI Consulting, Inc.(a)	4,579,260
1,644	Goldman Sachs Group, Inc. (The)	440,411
239,555	Guess?, Inc.	4,400,625
344,797	Halliburton Co.	18,515,599
231,109	Heartland Express, Inc.	5,243,863
34,351	Helmerich & Payne, Inc.	2,474,303
101,448	Hess Corp.	5,124,138
4,288,600	Hewlett Packard Enterprise Co.	70,333,040
77,481	HollyFrontier Corp.	3,715,989
3,669,000	HP, Inc.	85,561,080
212,000	Illumina, Inc.(a)	49,319,680
332,000	Incyte Corp.(a)	29,976,280
698,700	International Paper Co.	43,920,282
2,881	Invesco, Ltd.(b)	104,091
1,259,600	Johnson & Johnson.	174,064,124
1,804,070	JPMorgan Chase & Co.	208,676,777
133,448	Kaman Corp.	8,367,190
3,515	KeyCorp	75,221
779,561	Kinder Morgan, Inc.	14,016,507
2,129,000	Kraft Heinz Co. (The)	166,892,310
567,000	Las Vegas Sands Corp.	43,953,840
3,199	Leucadia National Corp.	86,597
2,184	Lincoln National Corp.	180,835
406,217	Lockheed Martin Corp.	144,146,102

12

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
3,197	Loews Corp.	$165,125
1,585,843	Lyondellbasell Industries NV -Class A	190,047,425
319,701	Marathon Oil Corp.	5,815,361
208,657	Marathon Petroleum Corp.	14,453,670
169,000	Markel Corp.(a)(b)	193,959,610
1,665	Marsh & McLennan Cos., Inc.	139,061
1,448,000	Mastercard, Inc. - Class A	244,712,000
386,000	Medidata Solutions, Inc.(a)	26,290,460
2,906	MetLife, Inc.	139,691
4,185,900	Mondelez International, Inc. -Class A	185,853,960
558	Moody’s Corp.	90,279
5,532	Morgan Stanley.	312,835
279,098	Motorola Solutions, Inc.	27,759,087
739	MSCI, Inc.	102,891
142,593	National Oilwell Varco, Inc.	5,230,311
203,000	Netflix, Inc.(a)	54,870,900
1,933,037	New York Community Bancorp,Inc.	27,371,804
87,668	Newfield Exploration Co.(a)	2,775,569
6,632	Nexteer Automotive Group Ltd.	14,209
982,000	NIKE, Inc. - Class B	66,992,040
286,697	NiSource, Inc.	7,075,682
163,734	Noble Energy, Inc.	4,997,162
26,968	Northrop Grumman Corp.	9,183,413
130,957	Northwest Natural Gas Co.	7,510,384
2,384,319	Occidental Petroleum Corp.	178,752,395
155,499	ONEOK, Inc.	9,152,671
2,125,520	Oracle Corp.	109,655,577
69,268	Parsley Energy, Inc. - Class A(a)	1,634,725
1,597,900	PepsiCo, Inc.	192,227,370
1,680,200	Philip Morris International, Inc.	180,167,846
171,963	Phillips 66	17,609,011
64,059	Pioneer Natural Resources Co.	11,717,032
1,150	PNC Financial Services Group,Inc. (The)	181,723
126,900	Priceline Group, Inc. (The)(a)	242,639,145
2,551	Principal Financial Group, Inc.	172,448
50,483	Procter & Gamble Co. (The)	4,358,702
159,885	Progress Software Corp.	7,967,070
1,895	Progressive Corp. (The)	102,520
2,352	Prudential Financial, Inc.	279,465
3,066,800	QUALCOMM, Inc.	209,309,100
1,868,304	Quest Diagnostics, Inc.(b)	197,703,929
97,770	Range Resources Corp.	1,393,223
85,885	Raytheon Co.	17,944,812
123,000	Regeneron Pharmaceuticals,Inc.(a)	45,097,950
3,877	Regions Financial Corp.	74,555
940	Reinsurance Group of America, Inc.	147,251
146,445	Republic Services, Inc.	10,075,416
837	S&P Global Inc.	151,581
545,432	Schlumberger Ltd.	40,132,887
Shares		Value
UNITED STATES (continued)
153,588	Spire, Inc.	$10,213,602
632,000	Starbucks Corp.	35,903,920
1,209	State Street Corp.	133,196
1,562	SunTrust Banks, Inc.	110,433
171	SVB Financial Group(a)	42,160
3,217,995	Synchrony Financial	127,690,042
1,328	T Rowe Price Group, Inc.	148,245
73,792	Targa Resources Corp.	3,542,016
176,473	Target Corp.	13,274,299
831	TD Ameritrade Holding Corp.	46,361
2,560,000	Texas Instruments, Inc.	280,755,200
1,330,100	TJX Cos., Inc. (The)	106,833,632
1,321	Travelers Cos., Inc. (The)	198,044
634,600	Union Pacific Corp.	84,719,100
909,408	UnitedHealth Group, Inc.	215,329,626
2,788	Unum Group.	148,294
4,387,413	US Bancorp	250,696,779
91,658	Vail Resorts, Inc.	20,032,772
180,733	Valero Energy Corp.	17,344,946
3,870,000	Verizon Communications, Inc.	209,250,900
75,027	Viad Corp.	4,261,534
784,000	Visa, Inc. - Class A	97,396,320
583	Voya Financial, Inc.	30,264
1,438,800	Wabtec Corp.(b)	116,600,352
557,400	Walgreens Boots Alliance, Inc.	41,949,924
252,847	Wal-Mart Stores, Inc.	26,953,490
1,969,000	Walt Disney Co. (The)	213,971,230
197,192	Waste Connections, Inc.	14,162,329
15,388	Wells Fargo & Co.	1,012,223
591,700	Whirlpool Corp.	107,346,214
326,952	Williams Cos., Inc. (The)	10,263,023
562,000	Workday, Inc. - Class A(a)	67,378,180
1,111	WR Berkley Corp.	81,081
		9,235,739,994
Total Common Stocks (Cost $11,938,924,889)		16,511,443,081
MASTER LIMITED PARTNERSHIPS — 0.0%
UNITED STATES — 0.0%
82,999	Plains GP Holdings LP - Class A(b)	1,766,219
Total Master Limited Partnerships (Cost $2,188,805)		1,766,219
PREFERRED STOCKS — 1.3%
BRAZIL — 0.1%
6,234	Banco Bradesco SA	79,735
1,152	Braskem SA - Class A	17,866
4,016	Gerdau SA	18,151
6,776	Itau Unibanco Holding SA	111,147
9,629	Itausa - Investimentos Itau SA(b)	40,045
1,549,551	Petroleo Brasileiro SA(a)	9,581,342
937	Telefonica Brasil SA	15,837
		9,864,123

13

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
CHILE — 0.0%
247	Sociedad Quimica y Minera de Chile SA - Class B	$13,863
COLUMBIA — 0.0%
1,547	Bancolombia SA	17,694
GERMANY — 0.0%
26,546	Fuchs Petrolub SE	1,450,169
18,361	Henkel AG & Co. KGaA	2,566,856
93,729	Schaeffler AG	1,863,665
12,135	Volkswagen AG	2,667,036
		8,547,726
SOUTH KOREA — 1.2%
69	LG Chem Ltd.	15,992
23	LG Household & Health Care Ltd.	14,582
106,939	Samsung Electronics Co. Ltd.(b)	211,204,149
9,400	Samsung Electronics Co. Ltd. - GDR	9,282,483
		220,517,206
Total Preferred Stocks (Cost $172,072,590)		238,960,612

RIGHTS/WARRANTS — 0.0%
Cayman Islands — 0.0%
204	Agile Group Holdings, Ltd. Expiring 1/31/19	0
India — 0.0%
219	Tata Steel Ltd. Rights, Expiring 2/28/18(a)	670
Italy — 0.0%
208,994	Unicredit SpA, Expiring 2/21/18	1,038
Spain — 0.0%
42,705	ACS Actividades de Construccion y Servicios SA, Expiring 2/6/18	22,375
Total Rights/Warrants (Cost $23,432)		24,083
Principal
Amount		Value
U.S. GOVERNMENT AGENCIES — 1.7%
Federal Home Loan Bank — 1.7%
$35,000,000	1.16%, 02/08/18(c)	$34,991,145
91,000,000	1.30%, 02/12/18(c)	90,963,873
5,000,000	1.30%, 02/14/18(c)	4,997,655
3,500,000	1.30%, 02/16/18(c)	3,498,103
123,500,000	1.29%, 02/20/18(c)	123,415,279
53,000,000	1.30%, 02/21/18(c)	52,961,734
Total U.S. Government Agencies (Cost $310,828,798)		310,827,789

Shares
EXCHANGE TRADED FUNDS — 6.6%
642,400	iShares Edge MSCI USA Momentum Factor ETF(b)	71,698,264
546,950	iShares Global Infrastructure ETF(b)	25,033,902
830,875	iShares S&P 500 Index Fund	236,093,131
462,675	iShares US Financials ETF(b)	57,709,453
311,200	iShares US Technology ETF(b)	54,298,176
7,893,175	VanEck Vectors Gold Miners ETF	187,462,906
1,608,555	VanEck Vectors Junior Gold Miners ETF	54,176,132
2,845,900	Vanguard Financials ETF(b)	210,710,436
510,000	Vanguard Industrials ETF(b)	75,944,100
1,231,100	Vanguard Information Technology ETF(b)	218,113,987
224,250	Vanguard Materials ETF(b)	31,744,830
Total Exchange Traded Funds (Cost $1,142,421,578)		1,222,985,317
INVESTMENT COMPANY — 0.6%
112,326,516	Federated Government Obligations Fund, 0.96%(d)	112,326,516
Total Investment Company (Cost $112,326,516)		112,326,516
TOTAL INVESTMENTS — 99.8% (Cost $13,678,786,608)		$18,398,333,617
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		27,729,527
NET ASSETS — 100.0%		$18,426,063,144

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $2,032,338,659 or 11.03% of net assets.
(c)	The rate represents the annualized yield at time of purchase.
(d)	The rate shown represents the current yield as of January 31, 2018.

14

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

The following abbreviations are used in the report:

ADR-American Depositary Receipt

CDI-Chess Depositary Interests

CPO-Certificate of Participation

DVR-Differential Voting Rights

GDR-Global Depositary Receipt

REIT-Real Estate Investment Trust

Portfolio Diversification by Sector (Unaudited)

Sector	Percentage of Net Assets
Information Technology	18.9%
Consumer Discretionary	14.9
Consumer Staples	12.3
Energy	9.5
Industrials	9.3
Health Care	7.3
Banks	6.4
Diversified Financials	3.4
Insurance	2.9
Materials	2.7
Telecommunication Services	2.5
Utilities	0.5
Real Estate	0.3
Other*	9.1
100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, U.S. government securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.
15

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments	January 31, 2018
(Unaudited)

Shares		Value
COMMON STOCKS — 87.1%
ARGENTINA — 0.1%
10,073	MercadoLibre, Inc.	$3,899,258
AUSTRALIA — 1.7%
1,547,765	A.C.N. 004 410 833 Ltd.(a)(b)(c)	0
99,433	Adelaide Brighton Ltd.	520,000
69,555	AED Oil Ltd.(a)(b)(c)	0
34,185	Ainsworth Game Technology Ltd.(c)	58,123
140,202	Alkane Resources Ltd.(c)	33,893
105,636	ALS Ltd.	593,298
13,518	Altium Ltd.	165,898
475,084	Alumina Ltd.	922,605
16,712	AMA Group Ltd.	14,813
13,370	Amaysim Australia Ltd.	22,625
60,601	Ansell Ltd.	1,228,135
14,818	AP Eagers Ltd.	97,314
15,163	APN Outdoor Group Ltd.	55,960
6,868	Appen Ltd.	48,701
4,250	Arb Corp Ltd.	62,877
13,907	Asaleo Care Ltd.	18,210
9,691	AUB Group Ltd.	101,127
100,763	Ausdrill Ltd.	211,919
173,833	Ausnet Services	237,427
39,283	Austal Ltd.	57,611
188,262	Australian Agricultural Co. Ltd.(c)	193,420
141,784	Australian Pharmaceutical Industries Ltd.	171,375
93,769	Automotive Holdings Group Ltd.	270,502
267,700	Avanco Resources Ltd.(c)	17,257
90,884	Bank of Queensland Ltd.	907,375
100,008	Base Resources Ltd.(c)	22,564
433,951	Beach Energy Ltd.	454,582
12,766	Bega Cheese Ltd.	72,522
5,237	Bellamy’s Australia Ltd.(c)	62,709
152,761	Bendigo & Adelaide Bank Ltd.	1,441,443
2,067	Blackmores Ltd.	258,633
231,682	BlueScope Steel Ltd.	2,707,002
339,952	Boral Ltd.	2,191,471
15,029	Breville Group Ltd.	148,716
17,433	Brickworks Ltd.	199,616
17,980	BT Investment Management Ltd.	159,661
17,019	Cabcharge Australia Ltd.	26,468
18,621	Cardno Ltd.(c)	19,956
16,047	carsales.com Ltd.	193,961
96,536	Cash Converters International Ltd.(c)	29,171
3,423	Cedar Woods Properties Ltd.	17,294
187,629	Challenger Ltd.	2,062,256
3,287,015	Charter Hall Retail REIT(b)	10,144,454
604,806	Cleanaway Waste Management Ltd.	704,226
75,240	Coca-Cola Amatil Ltd.	508,067
Shares		Value
AUSTRALIA (continued)
11,517	Codan Ltd.	$20,603
24,170	Collins Foods Ltd.	103,224
32,117	Computershare Ltd.	432,195
87,742	Cooper Energy Ltd.(c)	25,806
7,007	Corporate Travel Management Ltd.	114,280
1,489,569	Costa Group Holdings Ltd.	7,321,814
8,836	Credit Corp. Group Ltd.	150,589
302,614	CSR Ltd.	1,228,988
17,343	Decmil Group Ltd.	16,630
71,539	Domain Holdings Australia Ltd.(c)	182,162
15,520	Domino’s Pizza Enterprises Ltd.	600,165
333,327	Downer EDI Ltd.	1,804,962
51,932	DuluxGroup Ltd.	305,482
21,626	Eclipx Group Ltd.	68,485
11,185	Elders Ltd.	70,661
355,980	Emeco Holdings Ltd.(c)	81,752
32,208	Event Hospitality and Entertainment Ltd.	351,926
597,107	Evolution Mining Ltd.	1,371,277
715,392	Fairfax Media Ltd.	409,290
5,000	Fleetwood Corp. Ltd.	11,926
9,044	Flight Centre Travel Group Ltd.	371,890
11,536	G.U.D. Holdings Ltd.	113,966
119,891	G8 Education Ltd.	324,604
21,889	Genworth Mortgage Insurance Australia Ltd.	51,327
56,835	GrainCorp Ltd. - Class A	338,903
19,273	Greencross Ltd.	98,772
33,733	GWA Group Ltd.	76,654
30,383	Hansen Technologies Ltd.	93,034
164,992	Harvey Norman Holdings Ltd.	600,938
112,975	Healthscope Ltd.	175,698
39,987	Iluka Resources Ltd.	326,083
31,126	Imdex Ltd.(c)	26,335
12,050	IMF Bentham Ltd.	30,392
721,969	Incitec Pivot Ltd.	2,169,979
89,744	Independence Group NL	363,749
30,434	Infomedia Ltd.	21,336
10,138	Ingenia Communities Group	22,302
2,591,585	Inghams Group Ltd.(b)	7,016,701
7,110	Integrated Research Ltd.	21,427
1,213,526	Invocare Ltd.(b)	14,892,829
61,813	IOOF Holdings Ltd.	548,895
22,132	Iress Ltd.	214,365
24,489	JB Hi-Fi Ltd.	576,804
35,487	Kingsgate Consolidated Ltd.(c)	9,294
19,560	Link Administration Holdings Ltd.	140,908
37,216	MACA Ltd.	48,582
328,362	Macmahon Holdings Ltd.(c)	59,534
29,947	Macquarie Atlas Roads Group	138,514
16,274	Magellan Financial Group Ltd.	361,280
18,709	McMillan Shakespeare Ltd.	264,579
87,069	Medibank Private Ltd.	235,037

16

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
AUSTRALIA (continued)
11,923	Melbourne IT Ltd.	$30,552
25,879	Metals X Ltd.	19,081
125,694	Metcash Ltd.	324,110
65,626	Millennium Minerals Ltd.(c)	11,634
53,989	Mineral Resources Ltd.	818,753
886,000	MMG Ltd.(c)	651,250
34,246	Monadelphous Group Ltd.	484,577
21,011	Money3 Corp. Ltd.	30,306
34,487	Mortgage Choice Ltd.	66,417
366,646	Myer Holdings Ltd.	193,516
19,836	MYOB Group Ltd.	54,505
1,050	MyState Ltd.	4,273
1,000	Navigator Global Investments Ltd.	3,054
24,976	Navitas Ltd.	94,188
120,898	New Hope Corp. Ltd.	245,498
130,310	NIB Holdings Ltd.	704,577
26,567	Nine Entertainment Co. Holdings, Ltd.	35,965
150,444	Northern Star Resources Ltd.	701,910
41,785	NRW Holdings, Ltd.(c)	50,842
40,781	Nufarm Ltd.	261,905
170,332	OceanaGold Corp.	469,452
17,686	oOh!media Ltd.	65,271
92,294	Orica Ltd.	1,427,917
6,689	Orocobre Ltd.(c)	38,700
130,800	Orora Ltd.	343,600
124,310	OZ Minerals Ltd.	936,582
1,646,106	Pact Group Holdings Ltd.	7,030,106
13,359	Peet Ltd.	14,855
5,607	Perpetual Ltd.	236,660
145,022	Perseus Mining Ltd.(c)	49,665
48,159	Platinum Asset Mangement Ltd.	322,483
58,151	PMP Ltd.(c)	22,023
11,475	Premier Investments Ltd.	136,110
58,555	Primary Health Care Ltd.	171,749
50,519	Qantas Airways Ltd.	214,533
194,951	Qube Holdings Ltd.	403,726
111,348	Quintis Ltd.(b)(c)	28,981
110,936	Ramelius Resources Ltd.(c)	38,439
40,693	RCR Tomlinson Ltd.	132,146
30,974	Reckon Ltd.	37,813
41,660	Reece Ltd.	320,255
4,219	Regis Healthcare Ltd.	13,497
99,706	Regis Resources Ltd.	331,014
7,115	Reject Shop Ltd. (The)	35,145
273,867	Resolute Mining Ltd.	258,199
8,395	Retail Food Group Ltd.	13,225
101,020	Ridley Corp. Ltd.	111,928
4,184	Ruralco Holdings Ltd.	10,620
38,005	Sandfire Resources NL	220,190
177,820	Santos Ltd.(c)	730,767
222,211	Saracen Mineral Holdings Ltd.(c)	266,796
144,268	Seek Ltd.	2,272,715
13,321	Select Harvests Ltd.	54,207
Shares		Value
AUSTRALIA (continued)
136,793	Senex Energy Ltd.(c)	$41,336
16,377	Servcorp Ltd.	74,693
40,465	Service Stream Ltd.	42,878
21,331	Seven Group Holdings Ltd.	281,549
106,612	Seven West Media Ltd.	48,538
6,302,616	Shopping Centres Australasia Property Group REIT(b)	11,426,983
212,165	Sigma Healthcare Ltd.	153,012
105,606	Silver Lake Resources Ltd.(c)	32,763
9,054	Sirtex Medical Ltd.	199,641
149,883	Southern Cross Media Group Ltd.	141,912
112,599	Spark Infrastructure Group	209,592
15,042	SpeedCast International Ltd.	66,180
290,472	St Barbara Ltd.	884,758
237,816	Star Entertainment Group Ltd.	1,161,293
97,778	Steadfast Group Ltd.	218,247
37,756	Sunland Group Ltd.	53,698
34,160	Super Retail Group Ltd.	241,129
510,873	Tabcorp Holdings Ltd.	2,128,294
70,795	Tassal Group Ltd.	224,194
42,660	Technology One Ltd.	169,127
36,550	Ten Network Holdings Ltd.(a)(b)(c)	0
4,364	Tiger Resources Ltd.(a)(b)(c)	134
57,260	Tox Free Solutions Ltd.	157,800
109,463	TPG Telecom Ltd.	561,869
15,757	Treasury Wine Estates Ltd.	217,373
207,285	Troy Resources Ltd.(c)	18,373
26,484	Villa World Ltd.	56,553
28,287	Village Roadshow Ltd.(c)	80,006
492,324	Virgin Australia Holdings Ltd.(c)	107,113
521,584	Virgin Australia Holdings Ltd. - CVR Shares(a)(b)	0
12,200	Virtus Health Ltd.	51,513
9,699	Vita Group Ltd.	13,872
45,485	Vocus Group Ltd.	109,589
9,912	Webjet Ltd.	81,708
50,095	Western Areas NL	133,210
43,208	Westgold Resources Ltd.(c)	54,663
138,862	Whitehaven Coal Ltd.	552,763
27,345	Worleyparsons Ltd.(c)	320,163
65,654	WPP AUNZ Ltd.	49,730
		113,754,696
AUSTRIA — 0.2%
1,453	Agrana Beteiligungs AG	177,692
14,870	ams AG	1,372,050
11,400	Andritz AG	683,909
17,053	Austria Technologie & Systemtechnik AG	544,128
23,704	BUWOG AG	850,523
5,680	CA Immobilien Anlagen AG	174,468
697	DO & CO AG	46,557
6,666	EVN AG	136,558

17

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
AUSTRIA (continued)
3,513	FACC AG(c)	$89,413
1,017	Flughafen Wien AG	44,825
924	Kapsch TrafficCom AG	55,639
1,397	Lenzing AG	177,608
1,068	Mayr Melnhof Karton AG	167,604
8,170	Oesterreichische Post AG	388,903
1,990	Palfinger AG	84,621
5,197	POLYTEC Holding AG	121,305
1,766	Porr Ag	60,954
49,153	Raiffeisen Bank International AG(c)	2,113,340
6,198	Rhi Magnesita NV(c)	400,149
516	Rosenbauer International AG	34,851
5,208	S IMMO AG	97,378
3,570	S&T AG	98,221
1,691	Schoeller-Bleckmann Oilfield Equipment AG(c)	183,914
2,222	Semperit AG Holding	55,175
18,977	Strabag SE	819,924
26,142	Telekom Austria AG	252,838
333	UBM Development AG	17,447
38,384	UNIQA Insurance Group AG	472,509
21,803	Verbund AG	603,654
10,623	Vienna Insurance Group AG Wiener Versicherung Gruppe	376,416
49,987	Voestalpine AG	3,244,587
437	Warimpex Finanz- und Beteiligungs AG(c)	817
31,255	Wienerberger AG	852,155
4,663	Zumtobel Group AG	54,739
		14,854,871

BELGIUM — 0.4%
10,354	Ackermans & van Haaren NV	1,929,548
1,443	Aedifica SA REIT	138,846
113,113	Ageas	5,974,159
81,689	AGFA - Gevaert NV(c)	410,352
320	Ascencio REIT	22,010
648	Atenor	39,502
96	Banque Nationale de Belgique	359,952
1,888	Barco NV	233,000
1,791	Befimmo SA REIT	120,965
21,523	Bekaert SA	979,630
15,744	Bpost SA	523,471
1,079	Celyad SA(c)	50,987
4,522	Cie d’Entreprises CFE	653,507
1,352	Cie Immobiliere de Belgique SA	90,979
1,861	Cofinimmo SA REIT	250,462
67,708	Colruyt SA	3,746,704
40,458	Deceuninck NV	152,953
12,200	Deceuninck NV- VVPR Strip(a)(b)(c)	0
9,907	D’ieteren SA/NV	462,238
30,060	Econocom Group SA/NV	250,799
2,685	Elia System Operator SA NV	165,012
Shares		Value
BELGIUM (continued)
80,671	Euronav NV	$686,581
3,009	EVS Broadcast Equipment SA	112,823
7,354	Exmar NV(c)	53,230
2,258	Fagron NV(c)	31,875
39,907	Galapagos NV(c)	4,765,414
101	Home Invest Belgium REIT	11,135
972	Intervest Offices & Warehouses NV REIT	27,877
695	Jensen-Group NV	37,104
3,601	Kinepolis Group NV	266,015
47	Lotus Bakeries	126,043
4,584	MDxHealth(c)	22,253
4,096	Melexis NV	431,244
547	Montea SCA REIT	29,203
19,469	Nyrstar NV(c)	158,084
21,787	Ontex Group NV	644,327
18,218	Orange Belgium SA	384,970
540	Picanol	61,278
29,109	Proximus SADP	981,576
1,089	RealDolmen	45,564
22,770	Recticel SA	269,698
530	Resilux	97,783
624	Retail Estates NV REIT	57,253
422	Roularta Media Group NV	12,155
4,023	Sioen Industries NV	141,103
2,417	Sipef NV	183,952
4,857	Telenet Group Holding NV(c)	373,574
277	TER Beke SA	61,216
15,963	Tessenderlo Chemie NV(c)	765,013
38,370	Umicore SA	2,017,969
1,138	Van de Velde NV	60,542
1,885	Warehouses De Pauw CVA REIT	233,331
95	Wereldhave Belgium NV REIT	10,733
		29,715,994
BERMUDA — 0.6%
377,301	Argo Group International Holdings Ltd.(b)	23,128,551
68,617	Aspen Insurance Holdings Ltd.	2,562,845
73,502	Axis Capital Holdings Ltd.	3,714,056
26,400	Bank Of NT Butterfield & Son Ltd. (The)	1,061,016
69,800	Esprit Holdings, Ltd.(c)	28,196
17,853	Everest Re Group Ltd.	4,102,619
87,972	Hiscox Ltd.	1,766,185
27,400	James River Group Holdings Ltd.	1,041,200
33,210	RenaissanceRe Holdings Ltd.	4,222,319
		41,626,987
BRAZIL — 0.5%
6,300	AES Tiete Energia SA - Units	24,678
22,467	Aliansce Shopping Centers SA(c)	128,484
32,600	Alpargatas SA - Preference Shares	163,512

18

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
BRAZIL (continued)
6,100	Alupar Investimento SA - Units	$35,516
6,100	Arezzo Industria e Comercio SA	114,437
31,778	B2W Cia Digital(c)	211,953
1,203	Banco ABC Brasil SA(c)	7,159
33,166	Banco ABC Brasil SA - Preference Shares	197,372
127,187	Banco do Estado do Rio Grande do Sul SA - Class B, Preference Shares	666,674
56,005	BR Malls Participacoes SA	225,883
10,249	BR Properties SA	35,643
37,153	Brasil Brokers Participacoes SA(c)	11,428
8,600	Brasilagro - Co Brasileira de Propriedades Agricolas	36,171
58,726	Cia Brasileira de Distribuicao - Preference Shares	1,387,969
1,850	Cia de Gas de Sao Paulo - COMGAS - Class A, Preference Shares	35,159
11,800	Cia de Locacao das Americas	88,000
24,300	Cia de Saneamento Basico do Estado de Sao Paulo	277,475
2,800	Cia de Saneamento de Minas Gerais-COPASA	39,636
10,700	Cia de Saneamento do Parana - Preference Shares	35,633
3,700	Cia de Transmissao de Energia Eletrica Paulista - Preference Shares	78,100
264,900	Cia Energetica de Minas Gerais - ADR	617,217
19,900	Cia Energetica de Minas Gerais - Preference Shares	46,846
1,833	Cia Energetica do Ceara - Class A, Preference Shares	30,585
16,200	Cia Ferro Ligas da Bahia-FERBASA - Preference Shares	119,441
31,800	Cia Hering	223,079
3,400	Cia Paranaense de Energia - Class B, Preference Shares	26,156
245,200	Cia Siderurgica Nacional SA(c)	845,809
2,128	Construtora Tenda SA(c)	14,928
27,146	Cosan Logistica SA(c)	85,374
17,800	Cosan SA Industria e Comercio	243,814
9,600	CVC Brasil Operadora e Agencia de Viagens SA	166,117
74,588	Cyrela Brazil Realty SA Empreendimentos e Participacoes	350,699
30,000	Direcional Engenharia SA(c)	61,676
202,995	Duratex SA	649,890
22,800	EcoRodovias Infraestrutura e Logistica SA	81,510
25,500	EDP - Energias do Brasil SA	109,732
7,300	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	32,307
Shares		Value
BRAZIL (continued)
234,072	Embraer SA	$1,470,848
80,600	Embraer SA - ADR	2,035,150
3,000	Engie Brasil Energia SA	33,842
16,700	Equatorial Energia SA	366,918
29,000	Estacio Participacoes SA	319,036
6,600	Eternit SA(c)	2,072
69,200	Even Construtora e Incorporadora SA(c)	135,750
20,600	Ez Tec Empreendimentos e Participacoes SA	144,058
234,821	Fibria Celulose SA	4,044,876
168,735	Fibria Celulose SA - ADR	2,902,242
28,600	Fleury SA	269,303
8,000	Fras-Le SA	13,710
7,100	GAEC Educacao SA	61,284
167,200	Gerdau SA	733,872
8,200	Gol-Linhas Aereas Inteligentes SA - Preference Shares(c)	46,611
12,200	Grendene SA	112,006
3,100	Guararapes Confeccoes SA	153,628
33,920	Helbor Empreendimentos SA(c)	21,080
45,131	Hypera SA	514,771
10,300	Iguatemi Empresa de Shopping Centers SA	139,014
44,800	International Meal Company Alimentacao SA	132,178
47,172	Iochpe-Maxion SA	352,383
7,000	JSL SA(c)	17,753
81,700	Klabin SA - Units	456,710
138,684	Kroton Educacional SA	707,349
9,000	Light SA(c)	46,893
8,400	Linx SA	55,895
61,722	Localiza Rent a Car SA	499,433
33,406	Lojas Americanas SA	136,518
15,044	Lojas Americanas SA - Preference Shares	79,800
127,053	Lojas Renner SA	1,509,801
20,700	M Dias Branco SA	372,093
15,700	Magnesita Refratarios SA	270,783
4,000	Mahle-Metal Leve SA	30,948
12,687	Marcopolo SA	13,101
258,700	Marcopolo SA - Preference Shares	339,412
25,184	Marfrig Global Foods SA(c)	53,830
12,201	Marisa Lojas SA(c)	30,637
24,900	Mills Estruturas e Servicos de Engenharia SA(c)	34,779
11,800	Minerva SA	35,667
60,800	MRV Engenharia e Participacoes SA	289,115
10,000	Multiplan Empreendimentos Imobiliarios SA	227,684
6,500	Multiplus SA	71,814
30,900	Natura Cosmeticos SA	338,678
33,761	Odontoprev SA	176,223
48,400	Paranapanema SA(c)	23,851
51,655	Porto Seguro SA	716,296

19

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
BRAZIL (continued)
60,000	Portobello SA	$105,650
3,200	Profarma Distribuidora de Produtos Farmaceuticos SA(c)	7,091
3,800	Prumo Logistica SA(c)	13,394
58,000	Qualicorp SA	556,880
8,400	Raia Drogasil SA	222,603
70,700	Randon Participacoes SA - Preference Shares	189,732
789	Restoque Comercio e Confeccoes de Roupas SA(c)	7,677
41,490	Rumo SA(c)	185,832
42,550	Santos Brasil Participacoes SA(c)	47,011
58,483	Sao Martinho SA	346,015
7,000	Ser Educacional SA	72,878
16,500	SLC Agricola SA	162,566
11,600	Smiles Fidelidade SA	299,102
2,800	Sonae Sierra Brasil SA	21,435
14,900	Springs Global Participacoes SA(c)	55,466
167,612	Sul America SA - Units	1,067,961
116,559	Suzano Papel e Celulose SA	755,841
15,000	T4F Entretenimento SA	34,134
7,400	Technos SA(c)	8,664
68,500	Tim Participacoes SA	290,254
17,621	Totvs SA	179,750
32,800	TPI - Triunfo Participacoes e Investimentos SA(c)	38,606
23,200	Transmissora Alianca de Energia Eletrica SA - Units	146,729
32,900	Tupy SA	186,908
16,110	Unipar Carbocloro SA - Preference Shares	107,906
3,700	Usinas Siderurgicas de Minas Gerais SA(c)	16,386
167,500	Usinas Siderurgicas de Minas Gerais SA - Class A, Preference Shares(c)	623,525
14,589	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	93,414
92,200	Via Varejo SA - Units	784,829
12,400	Wiz Solucoes e Corretagem de Seguros SA	53,165
		34,727,161
CAMBODIA — 0.0%
320,000	NagaCorp Ltd.	261,395
CANADA — 2.6%
2,275	Absolute Software Corp.	13,188
2,408	Acadian Timber Corp.	37,177
83,136	Advantage Oil & Gas Ltd.(c)	266,981
27,538	Aecon Group, Inc.	445,757
1,900	AG Growth International, Inc.	87,817
20,000	AGF Management Ltd. - Class B	123,252
Shares		Value
CANADA (continued)
1,910	AGT Food & Ingredients, Inc.	$32,392
2,500	Air Canada(c)	48,598
1,200	AirBoss of America Corp.	9,999
73,576	Alamos Gold, Inc. - Class A	440,858
2,681	Algoma Central Corp.	33,720
44,100	Algonquin Power & Utilities Corp.	479,005
2,050	Alio Gold, Inc.(c)	6,649
19,458	AltaGas Ltd.	436,144
4,000	Altus Group Ltd.	111,480
1,400	Andrew Peller Ltd.	17,460
73,945	ARC Resources Ltd.	813,395
7,300	Atco Ltd. - Class I	263,987
51,400	Athabasca Oil Corp.(c)	45,550
15,400	ATS Automation Tooling Systems, Inc.(c)	208,338
3,354	AutoCanada, Inc.	62,717
2,400	Avigilon Corp.(c)	44,585
267,386	B2Gold Corp.(c)	808,680
2,400	Badger Daylighting Ltd.	49,327
31,700	Baytex Energy Corp.(c)	96,646
5,740	Bellatrix Exploration Ltd.(c)	7,279
12,200	Birchcliff Energy Ltd.	33,823
8,400	Bombardier, Inc. - Class A(c)	23,834
76,155	Bombardier, Inc. - Class B(c)	215,463
69,385	Bonavista Energy Corp.	97,026
8,700	Bonterra Energy Corp.	97,751
503,378	Boralex, Inc. - Class A	9,674,680
1,141,956	CAE, Inc.	21,075,123
16,500	Calfrac Well Services Ltd.(c)	92,695
500	Calian Group Ltd.	12,638
51,600	Cameco Corp.	474,888
18,300	Canaccord Genuity Group, Inc.	96,410
35,750	Canacol Energy Ltd.(c)	124,398
6,800	Canadian Apartment Properties REIT	199,909
3,400	Canadian Real Estate Investment Trust REIT	123,063
22,300	Canadian Western Bank	701,634
26,643	Canfor Corp.(c)	624,919
11,757	Canfor Pulp Products, Inc.	138,886
8,000	CanWel Building Materials Group Ltd.	43,577
3,200	Capital Power Corp.	60,670
72,367	Capstone Mining Corp.(c)	81,781
2,862	Cardinal Energy Ltd.	10,587
43,552	Cascades, Inc.	545,993
31,157	Celestica, Inc.(c)	314,863
69,726	Centerra Gold, Inc.(c)	359,968
18,544	CES Energy Solutions Corp.	89,705
2,700	Chesswood Group Ltd.	25,244
13,300	CI Financial Corp.	320,173
445,870	Cineplex, Inc.	11,389,622
56,500	City Office REIT Inc.	659,920
6,800	Cogeco Communications Inc.	421,268
3,464	Cogeco, Inc.	211,332

20

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CANADA (continued)
9,700	Colliers International Group, Inc.	$587,520
3,600	Cominar Real Estate Investment Trust	42,410
6,825	Computer Modelling Group Ltd.	55,377
49,000	Copper Mountain Mining Corp.(c)	50,195
1,912	Corby Spirit and Wine Ltd.	34,789
3,800	Corus Entertainment, Inc. - Class B	26,075
50,217	Cott Corp.	837,767
136,235	Crescent Point Energy Corp.	1,074,374
25,091	Crew Energy, Inc.(c)	45,898
48,220	Delphi Energy Corp.(c)	38,811
10,500	Denison Mines Corp.(c)	5,378
6,900	Descartes Systems Group, Inc. (The)(c)	195,220
35,700	Detour Gold Corp.(c)	381,380
4,300	DHX Media Ltd.	16,885
11,361	Dorel Industries, Inc. - Class B	284,856
4,400	Dundee Precious Metals, Inc.(c)	10,517
91,300	ECN Capital Corp.	276,869
664	E-L Financial Corp. Ltd.	431,875
9,887	Eldorado Gold Corp.	12,781
91,300	Element Fleet Management Corp.	616,089
33,669	Empire Co. Ltd. - Class A	651,481
17,837	Enbridge Income Fund Holdings, Inc.	405,901
18,173	EnerCare, Inc.	292,836
41,281	Enerflex Ltd.	491,009
55,431	Enerplus Corp.	629,570
2,342	Enghouse Systems Ltd.	123,631
15,417	Ensign Energy Services, Inc.	92,251
50,333	Entertainment One Ltd.	230,976
17,570	Epsilon Energy Ltd.(c)	37,426
3,939	Equitable Group, Inc.	214,948
2,800	Evertz Technologies Ltd.	39,450
3,224	Exchange Income Corp.	87,808
8,800	Exco Technologies Ltd.	69,041
38	EXFO, Inc.(c)	174
10,800	Extendicare, Inc.	76,478
1,000	Fiera Capital Corp.	10,520
76,082	Finning International, Inc.	2,095,038
7,834	First Capital Realty Inc.	131,013
21,951	First Majestic Silver Corp.(c)	134,204
1,563	First National Financial Corp.	36,267
9,700	FirstService Corp. - Voting Shares	646,036
35,000	Fortuna Silver Mines, Inc.(c)	168,455
1,000	GDI Integrated Facility Services, Inc.(c)	13,577
23,321	Genworth MI Canada, Inc.	800,877
4,500	Gibson Energy, Inc.	64,976
3,400	Gluskin Sheff + Associates, Inc.	43,758
Shares		Value
CANADA (continued)
400	goeasy Ltd.	$12,426
56,629	Gran Tierra Energy, Inc.(c)	156,535
10,752	Great Canadian Gaming Corp.(c)	319,938
10,800	Guyana Goldfields, Inc.(c)	41,532
8,500	H&R Real Estate Investment Trust	145,260
10,074	Heroux-Devtek, Inc.(c)	115,482
4,040	High Liner Foods, Inc.	45,360
7,648	Home Capital Group, Inc.	106,326
8,300	Horizon North Logistics, Inc.	11,134
79,353	HudBay Minerals, Inc.	679,984
154,888	IAMGOLD Corp.(c)	911,698
22,533	Imperial Metals Corp.(c)	43,051
36,900	Industrial Alliance Insurance and Financial Services, Inc.	1,766,700
1,016,128	Innergex Renewable Energy, Inc.(b)	11,375,677
27,000	Interfor Corp.(c)	511,683
15,926	Intertape Polymer Group, Inc.	277,604
25,000	Iron Bridge Resources, Inc.(c)	11,687
18,416	Jean Coutu Group PJC, Inc. (The) Class A	362,930
10,100	Just Energy Group, Inc.	43,110
1,300	K-Bro Linen, Inc.	42,276
8,800	Kelt Exploration Ltd.(c)	53,945
20,366	Keyera Corp.	573,063
1,953	Kingsway Financial Services, Inc.(c)	11,162
514,345	Kinross Gold Corp.(c)	2,233,010
36,601	Kirkland Lake Gold Ltd.	551,693
16,100	Klondex Mines Ltd.(c)	35,341
14,535	Laurentian Bank of Canada	628,668
8,626	Leon’s Furniture Ltd.	123,429
17,910	Linamar Corp.	1,057,564
5,500	Liquor Stores NA Ltd.	55,447
70,300	Lucara Dianmond Corp.	145,744
164,691	Lundin Mining Corp.	1,190,328
7,130	Magellan Aerospace Corp.	118,659
500	Mainstreet Equity Corp.(c)	17,846
24,900	Major Drilling Group International, Inc.(c)	129,966
47,229	Mandalay Resources Corp.	10,559
19,300	Maple Leaf Foods, Inc.	546,833
28,898	Martinrea International, Inc.	338,083
2,100	Mediagrif Interactive Technologies, Inc.	18,063
1,600	Medical Facilities Corp.	20,007
30,570	MEG Energy Corp.(c)	138,186
2,123	Melcor Developments Ltd.	26,408
13,200	Methanex Corp.(d)	830,940
1,803	Methanex Corp.(d)	113,809
6,054	Mitel Networks Corp.(c)	54,584
10,302	Morneau Shepell, Inc.	192,053
2,186	MTY Food Group, Inc.	94,211
38,700	Mullen Group Ltd.	473,210

21

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CANADA (continued)
7,829	New Flyer Industries, Inc.	$369,618
122,558	New Gold, Inc.(c)	370,663
4,802	Norbord, Inc.	183,413
10,846	North West Co., Inc. (The)	256,953
16,129	Northland Power, Inc.	300,026
324,613	Northview Apartment Real Estate Investment Trust	6,555,599
2,700	NorthWest Healthcare Properties Real Estate Investment Trust	25,310
65,000	NuVista Energy Ltd.(c)	459,756
8,300	Obsidian Energy Ltd.(c)	8,637
8,600	Osisko Gold Royalties Ltd.	96,628
26,536	Pan American Silver Corp.	435,794
12,837	Pan American Silver Corp.	210,784
9,732	Paramount Resources Ltd. - Class A(c)	142,420
54,424	Parex Resources, Inc.(c)	812,820
18,488	Parkland Fuel Corp.	433,641
14,000	Pason Systems, Inc.	209,203
66,723	Peyto Exploration & Development Corp.	608,644
5,653	Pizza Pizza Royalty Corp.	66,503
1,000	Polaris Infrastructure, Inc.	15,667
56,600	Precision Drilling Corp.(c)	205,233
25,190	Premier Gold Mines Ltd.(c)	71,064
6,936	Premium Brands Holdings Corp.	603,376
6,820	Pulse Seismic, Inc.	17,688
6,200	Pure Industrial Real Estate Trust REIT	40,728
33,200	Quarterhill, Inc.	60,462
53,400	Quebecor, Inc. - Class B	1,041,951
14,785	Questerre Energy Corp. - Class A(c)	11,179
35,318	Raging River Exploration Inc(c)	213,918
10,943	RB Energy, Inc.(b)(c)	20
13,200	Richelieu Hardware Ltd.	340,517
730,000	Ritchie Bros Auctioneers, Inc.(d)	23,739,600
369,843	Ritchie Bros. Auctioneers, Inc.(d)	12,030,421
3,100	Rocky Mountain Dealerships, Inc.	32,739
26,754	Rogers Sugar, Inc.	135,945
13,600	Russel Metals, Inc.	345,639
33,588	Sandstorm Gold Ltd.(c)	176,678
27,414	Secure Energy Services, Inc.	198,361
118,801	SEMAFO, Inc.(c)	351,574
20,050	Seven Generations Energy Ltd. - Class A(c)	279,559
11,300	ShawCor Ltd.	255,031
76,500	Sherritt International Corp.(c)	78,366
6,082	Sienna Senior Living, Inc.	87,521
12,100	Sierra Wireless, Inc.(c)	233,835
391	Sleep Country Canada Holdings, Inc.	10,401
Shares		Value
CANADA (continued)
3,400	SmartCentres Real Estate Investment Trust REIT	$83,618
5,212	Spartan Energy Corp.(c)	26,399
1,900	Spin Master Corp.(c)	81,916
28,100	Sprott, Inc.	65,795
48,544	SSR Mining, Inc.(c)	419,531
12,222	Stantec, Inc.	355,531
4,087	Stantec, Inc.	118,727
19,615	Stars Group, Inc. (The)(c)	498,349
7,060	Stella-Jones, Inc.	297,266
2,100	Stuart Olson, Inc.	10,722
22,548	Student Transportation, Inc.	134,371
19,026	SunOpta, Inc.(c)	140,761
20,300	Superior Plus Corp.	197,554
52,409	Surge Energy, Inc.	82,235
32,400	Tamarack Valley Energy Ltd.(c)	74,810
26,525	Taseko Mines Ltd.(c)	47,012
14,598	Teranga Gold Corp.(c)	40,115
21,164	TFI International, Inc.	547,167
2,400	Theratechnologies, Inc.(c)	15,512
4,501	TMX Group Ltd.	283,124
44,000	TORC Oil & Gas Ltd.	243,252
20,645	Toromont Industries Ltd.	901,498
17,764	Total Energy Services, Inc.	197,859
35,428	Tourmaline Oil Corp.(c)	572,321
24,956	TransAlta Corp.	137,968
13,378	TransAlta Corp.	73,579
502,377	Transalta Renewables, Inc.	5,040,107
30,590	Transcontinental, Inc. - Class A	618,515
55,852	Trican Well Service Ltd.(c)	174,821
14,500	Trinidad Drilling Ltd.(c)	20,748
6,497	Uni-Select, Inc.	143,621
3,080	Valener, Inc.	56,016
9,795	Vermilion Energy, Inc.	370,251
1,936	Vermilion Energy, Inc.	73,190
3,202	Wajax Corp.	57,870
63,793	Waste Connections, Inc.	4,584,798
20,400	Wesdome Gold Mines Ltd.(c)	32,176
7,900	West Fraser Timber Co. Ltd.	552,743
148,038	Western Forest Products, Inc.	344,218
6,800	Westjet Airlines Ltd.	136,055
8,613	Westshore Terminals Investment Corp.	176,251
58,210	Whitecap Resources, Inc.	425,454
4,348	Winpak Ltd.	157,553
327,069	WSP Global, Inc.	15,837,585
246,166	Yamana Gold, Inc.	850,574
7,000	Yangarra Resources Ltd.(c)	26,919
11,914	Yellow Pages Ltd.(c)	74,584
6,007	ZCL Composites, Inc.	55,235
		180,288,956
CAYMAN ISLANDS — 0.0%
11,800	Consolidated Water Co. Ltd.	158,120

22

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CAYMAN ISLANDS (continued)
40,400	Greenlight Capital Re Ltd. - Class A(c)	$818,100
		976,220
CHILE — 0.1%
253,140	AES Gener SA	81,784
111,196	Aguas Andinas SA - Class A	74,880
61,605	Banmedica SA	219,204
107,384	Besalco SA	128,056
49,097	CAP SA	639,255
18,740	Cia Cervecerias Unidas SA	275,068
5,631,865	Cia Sud Americana de Vapores SA(c)	293,724
47,017	Coca-Cola Embonor SA - Class B, Preference Shares	140,389
465,357	Colbún SA	115,469
46,074	Embotelladora Andina SA - Class B	225,047
35,206	Empresa Nacional de Telecomunicaciones SA	421,785
17,319	Empresas Hites SA	21,547
493,391	Empresas La Polar SA(c)	53,732
1,369,725	Enel Chile SA	172,798
374,736	Engie Energia Chile SA	830,309
724,976	Enjoy SA(c)	74,563
10,794	Forus SA	49,242
152,426	Grupo Security SA	82,429
263,298	Inversiones Aguas Metropolitanas SA	512,637
5,968	Inversiones La Construccion SA	125,086
37,586,978	Itau CorpBanca	382,897
273,781	Masisa SA(c)	21,573
6,895	Parque Arauco SA	22,704
49,518	PAZ Corp. SA	92,000
11,951	Ripley Corp. SA	13,984
141,573	Salfacorp SA	291,492
120,485	Sigdo Koppers SA	252,610
507,222	Sociedad Matriz SAAM SA	55,953
29,332	Socovesa SA	20,680
28,425	SONDA SA	58,983
29,577	Vina Concha y Toro SA	65,937
		5,815,817
CHINA — 2.4%
22,302	21Vianet Group, Inc. - ADR(c)	203,171
79,000	361 Degrees International Ltd.	28,782
3,212	500.Com Ltd. - Class A - ADR(c)	40,150
2,280	51Job, Inc. - ADR(c)	159,805
9,841	58.Com Inc. - ADR(c)	786,099
2,641,250	Agile Group Holdings Ltd.	4,740,484
5,418,000	Agricultural Bank of China Ltd. - H Shares	3,324,500
6,654,000	Aluminum Corp. of China Ltd. - H Shares(c)	4,508,217
2,576,000	Angang Steel Co. Ltd. - H Shares	2,805,637
Shares		Value
CHINA (continued)
91,000	ANTA Sports Products Ltd.	$438,560
410,000	Anton Oilfield Services Group(c)	60,274
41,000	Aowei Holdings, Ltd.(c)	11,007
210,000	Asia Cement China Holdings Corp.	85,636
128,813	Asia Plastic Recycling Holding Ltd.	57,676
164,000	AVIC International Holdings Ltd.	142,351
849,000	AviChina Industry & Technology Co. - H Shares	454,745
361,000	Baic Motor Corp. Ltd.	564,852
4,500,000	Bank of China Ltd. - H Shares	2,709,440
140,500	Bank of Chongqing Co. Ltd. - H Shares	129,137
2,986,000	Bank of Communications Co. Ltd. - H Shares	2,588,008
104,000	Baoye Group Co. Ltd. - H Shares(c)	73,520
79,037	Baozun, Inc. - ADR(c)	3,078,491
1,089,000	BBMG Corp. - H Shares	542,923
306,000	Beijing Capital International Airport Co. Ltd. - H Shares	463,930
446,000	Beijing Capital Land Ltd. - H Shares	291,911
176,000	Beijing North Star Co. Ltd. - H Shares	69,296
34,000	Beijing Urban Construction Design & Development Group Co. Ltd.	20,776
8,082	Bitauto Holdings, Ltd. - ADR(c)	281,173
343,000	BYD Electronic International Co. Ltd.	845,371
72,000	Cabbeen Fashion Ltd.	20,709
206,000	CAR, Inc.(c)	170,906
5,000	Cayman Engley Industrial Co. Ltd.	28,306
287,656	Central China Real Estate Ltd.(c)	143,779
120,000	Central China Securities Co. Ltd.	52,923
32,000	Changshouhua Food Co. Ltd.	15,872
140,000	Chaowei Power Holdings Ltd.	79,641
70,000	China Animal Healthcare Ltd.(a)(b)(c)	5,318
1,116,000	China Aoyuan Property Group Ltd.	988,652
196,000	China BlueChemical Ltd. - H Shares	70,656
708,000	China Coal Energy Co. Ltd. - H Shares	365,646
846,000	China Communications Services Corp. Ltd. - H Shares	537,493
33,000	China Conch Venture Holdings Ltd.	92,386
2,186,000	China Construction Bank Corp. - H Shares	2,520,593

23

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
121,000	China Datang Corp. Renewable Power Co. Ltd. - H Shares	$15,623
206,000	China Eastern Airlines Corp. Ltd. - H Shares	186,707
268,000	China Energy Engineering Corp. Ltd.	49,334
31,600	China Everbright Water Ltd.	11,322
186,000	China Financial Services Holdings Ltd.	15,693
29,004	China Gold International Resources Corp. Ltd.(c)	57,772
124,000	China Greenland Broad Greenstate Group Co. Ltd.	19,339
592,500	China Harmony New Energy Auto Holding Ltd.(c)	436,272
259,000	China Hongqiao Group Ltd.	330,428
472,000	China Huishan Dairy Holdings Co. Ltd.(b)(c)	471
79,500	China Huiyuan Juice Group Ltd.(c)	23,679
244,800	China International Capital Corp. Ltd.	550,144
59,100	China International Marine Containers Group Co. Ltd. - H Shares	121,786
3,691,000	China Lesso Group Holdings. Ltd.	2,873,475
173,000	China Lilang Ltd.	156,797
76,000	China Maple Leaf Educational Systems Ltd.	95,114
138,000	China Medical System Holdings Ltd.	296,017
70,000	China Meidong Auto Holdings Ltd.	25,055
201,000	China Mengniu Dairy Co. Ltd.	656,497
2,129,500	China Minsheng Banking Corp. Ltd. - H Shares	2,436,390
1,510,084	China National Building Material Co. Ltd. - H Shares	1,613,814
975,000	China National Materials Co. Ltd. - H Shares	888,669
92,000	China Oilfield Services Ltd.	109,728
200,000	China Oriental Group Co. Ltd.	155,957
1,770,000	China Railway Construction Corp. Ltd. - H Shares	2,151,790
3,312,000	China Railway Group Ltd. - H Shares	2,544,549
143,000	China Railway Signal & Communication Corp. Ltd.	110,230
1,012,000	China Reinsurance Group Corp.	238,037
18,500	China Resources Pharmaceutical Group Ltd.	24,359
138,000	China Sanjiang Fine Chemicals Co. Ltd.	59,450
6,735,400	China SCE Property Holdings Ltd.	3,624,863
Shares		Value
CHINA (continued)
91,000	China Shineway Pharmaceutical Group Ltd.	$112,141
250,000	China Silver Group Ltd.	70,948
352,000	China Southern Airlines Co. Ltd. - H Shares	458,975
236,500	China Sunshine Paper Holdings Co. Ltd.	71,954
111,000	China Suntien Green Energy Corp. Ltd. - H Shares	27,528
164,000	China Taifeng Beddings Holdings Ltd.(a)(b)(c)	4,245
649,500	China ZhengTong Auto Services Holdings Ltd.	660,904
788,000	China Zhongwang Holdings Ltd.	453,299
434,000	Chinasoft International Ltd.	306,249
138,000	Chongqing Machinery & Electric Co. Ltd. - H Shares	14,642
2,922,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	2,648,333
1,930,000	CIFI Holdings Group Co. Ltd.	1,667,824
36,000	Colour Life Services Group Co. Ltd.	24,253
85,000	Consun Pharmaceutical Group Ltd.	95,946
1,015,600	Coolpad Group Ltd.(b)(c)	20,318
280,093	COSCO Shipping Development Co. Ltd. - H Shares(c)	62,301
390,000	COSCO SHIPPING Energy Transportation Co. Ltd. - H Shares	224,349
300,000	COSCO Shipping Holdings Co. Ltd. - H Shares(c)	177,561
330,000	Cosmo Lady China Holdings Co. Ltd.	129,930
123,000	CPMC Holdings Ltd.	102,989
532,000	CSPC Pharmaceutical Group Ltd.	1,180,613
182,000	CT Environmental Group Ltd.	35,364
104,000	Da Ming International Holdings Ltd.	41,480
324,000	Dali Foods Group Co. Ltd.	318,506
645,000	Dalian Port PDA Co. Ltd. - H Shares	119,557
244,000	Datang International Power Generation Co .Ltd. - H Shares(c)	80,786
474,000	Dongfeng Motor Group Co. Ltd. - H Shares	619,263
240,000	Dongyue Group Ltd.	210,466
95,000	Dynagreen Environmental Protection Group Co. Ltd. - H Shares	53,799
7,659	Ehi Car Services Ltd. - ADR(c)	90,300
44,000	ENN Energy Holdings Ltd.	339,731
1,567,500	Fantasia Holdings Group Co. Ltd.	288,547
32,000	First Tractor Co. Ltd. - H Shares	13,581

24

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
83,000	Fu Shou Yuan International Group Ltd.	$74,484
454,600	Fufeng Group Ltd.	331,827
1,214,000	Future Land Development Holdings Ltd.	1,187,206
51,600	Fuyao Glass Industry Group Co. Ltd.	218,665
86,000	Golden Eagle Retail Group Ltd.	109,387
8,497,600	GOME Retail Holdings Ltd.	1,075,419
434,000	Goodbaby International Holdings Ltd.	267,413
92,951	Grand Baoxin Auto Group Ltd.(c)	41,944
223,000	Greatview Aseptic Packaging Co. Ltd.	159,924
351,000	Greenland Hong Kong Holdings Ltd.	199,221
1,895,000	Greentown China Holdings Ltd.	3,304,226
61,000	Guangdong Yueyun Transportation Co. Ltd. - H Shares	40,159
94,000	Guangshen Railway Co. Ltd. - H Shares	62,966
2,115,600	Guangzhou R&F Properties Co. Ltd. - H Shares	5,949,800
58,000	Guolian Securities Co. Ltd - H Shares	27,433
86,000	Haichang Ocean Park Holdings Ltd.(c)	21,438
94,000	Haitian International Holdings Ltd.	293,801
150,000	Harbin Bank Co. Ltd. - H Shares(c)	49,663
164,000	Harbin Electric Co. Ltd. - H Shares	68,764
58,000	HC International, Inc.	43,448
21,000	Health and Happiness H&H International Holdings Ltd.(c)	147,514
114,000	Hengan International Group Co. Ltd.	1,092,980
29,000	Hiroca Holdings Ltd.	111,441
33,000	HNA Infrastructure Company Ltd. - H Shares	32,904
68,000	HOSA International Ltd.	24,600
138,000	Huan Yue Interactive Holdings Ltd.(c)	13,760
2,228,000	Huaneng Renewables Corp. Ltd. - H Shares	771,846
277,000	Huishang Bank Corp. Ltd. - H Shares	152,971
3,221,000	Industrial & Commercial Bank of China Ltd. - H Shares	3,046,973
27,100	Inner Mongolia Yitai Coal Co. Ltd. - H Shares	40,602
65,300	JD.Com, Inc. - ADR(c)	3,214,719
90,000	Jiangsu Expressway Co. Ltd. - H Shares	138,751
Shares		Value
CHINA (continued)
183,000	Jiangxi Copper Co. Ltd. - H Shares	$309,731
13,935	Jinkosolar Holding Co., Ltd. - ADR(c)	309,636
1,285,000	Kaisa Group Holdings Ltd.(c)	818,048
186,000	Kangda International Environmental Co. Ltd.	39,470
7,000	Kasen International Holdings Ltd.(c)	1,235
26,568	Kingcan Holdings Ltd.	23,518
2,350,000	Kingdee International Software Group Co. Ltd.(c)	1,529,085
755,000	KWG Property Holding Ltd.	1,275,923
102,700	Legend Holdings Corp.	371,538
2,302,000	Lenovo Group Ltd.	1,327,174
326,000	Leoch International Technology Ltd.	56,676
450,000	Leyou Technologies Holdings Ltd.(c)	98,368
398,000	Lifetech Scientific Corp.(c)	105,317
850,000	Logan Property Holdings Co. Ltd.	1,290,867
460,000	Lonking Holdings Ltd.	205,813
238,000	Luye Pharma Group Ltd.	212,667
6,630,000	Maanshan Iron & Steel Co. Ltd. - H Shares(c)	3,568,139
5,414,000	Microport Scientific Corp.	5,695,924
54,000	Minth Group Ltd.	305,114
95,000	Mobile Internet China Holding Ltd.	24,896
393,800	Modern Land China Co. Ltd.	99,172
14,295	New Oriental Education & Technology Group, Inc. - ADR	1,316,427
2,060	Noah Holdings Ltd. - ADR(c)	101,785
5,100	On-Bright Electronics, Inc.	50,483
54,000	O-Net Technologies Group Ltd.(c)	36,655
162,000	Ozner Water International Holding Ltd.(c)	51,566
456,500	Parkson Retail Group Ltd.	65,359
19,900	Poly Culture Group Corp. Ltd.	39,278
4,230,000	Postal Savings Bank of China Co. Ltd. - Class H	2,828,057
900,000	Powerlong Real Estate Holdings Ltd.	487,814
81,000	PW Medtech Group Ltd.(c)	16,360
34,000	Q Technology Group Co. Ltd.	46,506
169,000	Qingdao Port International Co. Ltd.	124,439
342,000	Qinhuangdao Port Co. Ltd.	112,358
261,000	Qunxing Paper Holdings Co. Ltd.(a)(b)(c)	12,612
67,000	Real Gold Mining Ltd.(a)(b)(c)	2,253
222,400	Red Star Macalline Group Corp. Ltd. - H Shares	292,832
140,000	Redco Group Ltd.	63,712

25

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
128,000	Ronshine China Holdings Ltd.(c)	$188,826
840,480	Semiconductor Manufacturing International Corp.(c)	1,218,391
115,000	Shandong Chenming Paper Holdings Ltd. - H Shares	204,637
376,000	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares	278,300
464,000	Shanghai Dasheng Agricultural Finance Technology Co. Ltd. - H Shares	32,030
388,000	Shanghai Electric Group Co. Ltd. - H Shares(c)	157,727
42,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. - H Shares	246,927
24,000	Shanghai Fudan Microelectronics Group Co., Ltd. - H Shares(c)	20,034
10,300	Shanghai Haohai Biological Technology Co. Ltd.	57,539
517,235	Shanghai Jin Jiang International Hotels Group Co. Ltd. - H Shares	219,519
85,900	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	225,109
510,000	Shanghai Prime Machinery Co. Ltd. - H Shares	111,484
77,500	Shengjing Bank Co. Ltd. - H Shares	63,406
56,000	Shenzhen Expressway Co. Ltd. - H Shares	58,845
50,000	Shenzhou International Group Holdings Ltd.	516,129
793,881	Shui On Land Ltd.	276,039
1,003,000	Sihuan Pharmaceutical Holdings Group Ltd.	384,652
6,000	Silergy Corp.	128,047
163,570	Sino Gas & Energy Holdings, Ltd.(c)	22,407
67,636	Sino Grandness Food Industry Group Ltd.(c)	10,828
4,612,062	Sino-Ocean Land Holdings Ltd.	3,814,569
140,000	Sinopec Engineering Group Co. Ltd. - H Shares	150,333
610,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	373,518
114,000	Sinosoft Technology Group Ltd.	33,227
852,000	Sinotrans Ltd. - H Shares	517,344
1,917,000	Sinotruk Hong Kong Ltd.	2,519,192
398,500	SOHO China Ltd.	236,879
8,914	Sohu.Com, Inc.(c)	343,278
294,000	Springland International Holdings Ltd.	66,522
100,000	Sun King Power Electronics Group	20,837
563,000	Sunac China Holdings Ltd.	2,702,492
Shares		Value
CHINA (continued)
82,000	Sunny Optical Technology Group Co. Ltd.	$1,135,242
25,000	Sunshine 100 China Holdings Ltd.(c)	10,450
27,456	TAL Education Group - ADR	894,242
1,840	Tarena International, Inc. - ADR	24,619
255,000	Tenwow International Holdings Ltd.	53,786
36,000	Tian Shan Development Holdings Ltd.	12,379
44,000	Tianjin Capital Environmental Protection Group Co. Ltd. - H Shares	26,436
284,000	Tianneng Power International Ltd.	280,999
350,000	Tingyi Cayman Islands Holding Corp.	729,293
64,000	Tong Ren Tang Technologies Co. Ltd. - H Shares	102,758
12,800	Tonly Electronics Holdings Ltd.	15,397
78,500	Travelsky Technology Ltd. - H Shares	246,358
210,000	Trigiant Group Ltd.	28,724
201,000	Trony Solar Holdings Co. Ltd.(a)(b)(c)	3,032
1,225,875	UBS Beijing Capital Retailing Group Co. Ltd. - A Shares	1,665,094
1,052,300	UBS Beijing Hualian Hypermarket Co. Ltd. - A Shares	920,531
880,099	UBS Better Life Commercial Chain Share Co. Ltd. - A Shares	2,612,944
1,423,700	UBS China Railway Tielong Container Logistics Co. Ltd - A Shares	2,212,330
2,334,200	UBS Daqin Railway Co. Ltd. - A Shares	3,582,624
1,500,333	UBS Guangxi Liugong Machinery Co. Ltd. - A Shares	2,080,842
177,347	UBS MLS Co. Ltd. - A Shares	1,260,861
1,414,880	UBS Ping An Bank Co. Ltd. - A Shares	3,161,776
3,186,900	UBS Rizhao Port Co. Ltd. - A Shares	1,997,103
1,259,100	UBS Shandong Haihua Co. Ltd. -A Shares	1,850,411
2,916,100	UBS Shandong Nanshan Aluminum Co. Ltd. - A Shares	1,637,244
1,971,400	UBS Shenzhen Airport Co. Ltd. - A Shares	2,818,846
1,289,197	UBS Wuxi Taiji Industry Co. Ltd. - A Shares	1,611,677
658,100	UBS Xiamen King Long Motor Group Co. Ltd. - A Shares	1,211,049

26

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
CHINA (continued)
623,400	Uni-President China Holdings Ltd.	$571,389
888,000	Want Want China Holdings Ltd.	784,399
864,000	Weichai Power Co. Ltd. - H Shares	1,080,186
312,000	Welling Holding Ltd.	81,364
1,172,000	West China Cement Ltd.(c)	202,259
302,000	Wuzhou International Holdings Ltd.(c)	33,587
862,000	Xiamen International Port Co. Ltd. - H Shares	170,799
453,101	Xingda International Holdings Ltd.	180,716
15,000	Xingfa Aluminium Holdings Ltd.(c)	10,144
86,240	Xinjiang Goldwind Science & Technology Co. Ltd. - H Shares	150,593
217,000	Xinjiang Xinxin Mining Industry Co. Ltd. - H Shares(c)	33,011
658,000	Xinyi Solar Holdings Ltd.	302,813
222,500	XTEP International Holdings Ltd.	100,973
34,500	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - H Shares	160,093
468,000	Yanzhou Coal Mining Co. Ltd. - H Shares	816,030
308,000	Yashili International Holdings Ltd.(c)	59,847
15,000	Yichang HEC Changjiang Pharmaceutical Co. Ltd. - H Shares	61,360
10,088	Yirendai Ltd. - ADR	407,757
251,500	Youyuan International Holdings Ltd.(c)	97,415
1,233,760	Yuzhou Properties Co. Ltd.	911,601
4,979	YY Inc. - ADR(c)	662,008
178,000	Zhaojin Mining Industry Co. Ltd. - H Shares	151,545
62,000	Zhejiang Expressway Co. Ltd. - H Shares	73,392
40,000	Zhejiang Glass Co. Ltd. - H Shares(a)(b)	0
332,000	Zhong An Real Estate Ltd.(c)	32,679
319,500	Zhongsheng Group Holdings Ltd.	802,972
62,200	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	344,290
274,000	Zijin Mining Group Co. Ltd. - Class H	138,004
3,486,800	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	1,524,401
		168,169,642
DENMARK — 0.4%
12,751	ALK-Abello A/S	1,620,863
Shares		Value
DENMARK (continued)
36,992	Alm Brand A/S	$456,036
8,231	Amagerbanken A/S(a)(b)(c)	0
28,870	Ambu A/S - B Shares	619,830
7,172	Bang & Olufsen A/S(c)	192,625
3,706	Bavarian Nordic A/S(c)	142,936
1,472	Brodrene Hartmann A/S	82,999
18,654	Chr. Hansen Holding A/S	1,630,611
17,912	Columbus A/S	45,239
11,507	D/S Norden A/S(c)	229,199
17,125	Dfds A/S	1,027,300
9,270	FLSmidth & Co. A/S	546,504
14,316	Genmab A/S(c)	2,622,232
60,956	GN Store Nord A/S	2,056,102
9,156	H. Lundbeck A/S	466,773
4,951	H+H International A/S - Class B(c)	120,420
825	Harboes Bryggeri A/S - Class B	12,552
3,213	IC Group A/S	76,004
72,808	ISS A/S	2,840,903
26,206	Jyske Bank A/S	1,515,659
9,306	Matas A/S	116,742
5,088	Nilfisk Holding A/S(c)	295,375
5,088	NKT A/S(c)	221,871
1,254	NNIT A/S	38,491
2,218	Nordjyske Bank A/S	44,031
1,840	Parken Sport & Entertainment A/S	22,407
12,552	Per Aarsleff A/S	431,347
7,650	Ringkjoebing Landbobank A/S	421,136
481	Rockwool International A/S - A Shares	123,971
2,414	Rockwool International A/S - B Shares	674,124
9,265	Royal Unibrew A/S	562,901
1,028	RTX A/S	27,164
7,117	Santa Fe Group A/S(c)	53,901
6,565	Schouw & Co.	664,769
8,811	SimCorp A/S	559,718
1,591	Solar A/S - Class B	104,837
28,027	Spar Nord Bank A/S	333,360
53,083	Sydbank A/S	2,169,545
561,792	TDC A/S	3,749,654
132	Tivoli A/S	13,829
21,852	TK Development A/S(c)	25,955
16,542	Topdanmark A/S(c)	790,881
29,778	Tryg A/S	724,766
17,964	William Demant Holding A/S(c)	567,584
		29,043,146
FAEROE ISLANDS — 0.0%
7,482	Bakkafrost	304,564
662	BankNordik P/F	12,148
		316,712

27

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
FINLAND — 0.5%
22,392	Afarak Group Oyj	$26,161
5,418	Aktia Bank Oyj	64,577
4,177	Alma Media Oyj	41,073
20,572	Amer Sports Oyj	580,554
897	Asiakastieto Group Oyj	25,169
5,440	Aspo Oyj	67,878
6,463	Atria Oyj	99,821
954	BasWare Oyj(c)	52,945
12,077	Bittium Oyj	85,767
10,302	Cargotec Oyj - Class B	600,387
24,833	Caverion Corp.(c)	209,347
40,986	Citycon Oyj	113,884
22,539	Cramo Oyj	549,595
29,832	Elisa Oyj	1,268,927
862	Ferratum Oyj	32,107
37,096	Finnair Oyj	449,054
7,981	Fiskars Oyj Abp	237,317
12,148	F-Secure Oyj	58,972
10,645	HKScan Oyj - A Shares	40,706
21,678	Huhtamaki Oyj	925,051
2,500	Ilkka-Yhtyma Oyj	11,453
63,837	Kemira Oyj	903,533
2,280	Kesko Oyj - A Shares	129,365
13,340	Kesko OYJ - B Shares	777,604
35,936	Konecranes Oyj	1,823,927
9,402	Lassila & Tikanoja Oyj	221,322
2,070	Lemminkainen Oyj	61,424
75,818	Metsa Board Oyj	689,520
21,925	Metso Oyj	766,275
79,905	Neste Oyj	5,523,826
16,916	Nokian Renkaat Oyj	854,369
5,429	Olvi Oyj - Class A	196,146
27,474	Oriola Oyj - Class B	97,727
6,792	Orion Oyj - Class A	291,770
21,898	Orion Oyj - Class B	878,160
146,050	Outokumpu Oyj	1,251,173
25,811	Outotec Oyj(c)	222,270
596	Pihlajalinna Oyj	10,848
845	Ponsse Oyj	27,277
3,126	Poyry Oyj(c)	20,182
48,416	Raisio Oyj - V Shares	268,397
31,582	Ramirent Oyj	317,020
681	Revenio Group Oyj	31,284
52,835	Sanoma Oyj	684,840
7,186	SRV Group Oyj	34,081
8,661	Stockmann Oyj Abp - Class B(c)	44,625
299,539	Stora Enso Oyj - Class R	5,139,587
163,338	Talvivaara Mining Co. Plc(a)(b)(c)	1,156
18,666	Technopolis Oyj	93,974
1,099	Teleste Oyj	9,770
16,141	Tieto Oyj	561,119
7,655	Tikkurila Oyj	153,777
15,354	Uponor Oyj	324,831
3,483	Vaisala Oyj - Class A	198,487
Shares		Value
FINLAND (continued)
54,430	Valmet Oyj	$1,221,134
15,103	Wartsila Oyj Abp	1,032,443
32,499	YIT Oyj	267,113
		30,671,101
FRANCE — 2.1%
4,968	ABC Arbitrage	41,079
8,307	Actia Group	79,621
135,901	Air France-KLM(c)	2,110,798
1,984	Akka Technologies SA	124,640
13,612	Albioma SA	354,902
33,754	Alstom SA	1,481,431
353	Altarea SCA REIT	90,064
5,734	Alten SA	580,918
25,305	Altran Technologies SA	470,950
4,680	Amplitude Surgical SAS(c)	21,034
1,649	Antalis International SAS(c)	4,095
2,203	APRIL SA	44,309
304	Argan SA REIT	14,720
50,239	Arkema SA	6,418,347
3,814	Assystem	142,533
1,208	Aubay	57,592
612	Bastide le Confort Medical	41,943
12,712	Beneteau SA	337,749
1,510	Bigben Interactive	22,834
5,973	BioMerieux	565,827
68,577	Boiron SA(b)	6,002,531
10,287	Bonduelle SCA	542,167
3,861	Bourbon SA	38,877
52,614	Bureau Veritas SA	1,542,283
130	Burelle SA	225,156
10,330	Casino Guichard Perrachon SA	603,943
479	Catering International Services	11,299
1,749	Cegedim SA(c)	89,682
129,197	Cellectis SA(c)	4,164,127
9,020	Chargeurs SA	298,561
110	Chargeurs SA(c)	3,537
5,908	Cie des Alpes	255,262
17,825	Coface SA(c)	200,062
69,200	Derichebourg SA	694,199
1,675	Devoteam SA	165,745
19,338	Edenred	624,480
35,398	Eiffage SA	4,292,025
410	Electricite de Strasbourg SA	68,975
19,910	Elior Group SA	458,792
21,847	Elis SA	610,297
2,046	Eramet(c)	288,570
1,990	Esso SA Francaise(c)	127,735
23,263	Europcar Groupe SA	323,771
84,618	Eutelsat Communications SA	1,861,630
1,226	Exel Industries SA - Class A	180,375
43,377	Faurecia SA	3,898,027
590	Fleury Michon SA	37,212
4,559	Fnac Darty SA(d)	530,932
1,024	Fnac Darty SA(d)	119,062
2,326	Fonciere Des Regions REIT	255,431

28

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
FRANCE (continued)
51,917	Gaztransport Et Technigaz SA	$3,593,530
2,777	Gecina SA REIT	541,995
68,766	Getlink SE	964,759
6,371	GL Events	215,942
1,860	Groupe Crit	177,585
1,726	Groupe Open	75,324
1,572	Guerbet	156,919
4,545	Haulotte Group SA	108,456
238	HERIGE SADCS	12,558
3,255	ICADE REIT	352,803
301	ID Logistics Group(c)	50,750
11,216	Imerys SA	1,201,754
135,344	Ingenico Group SA	15,409,025
1,622	Interparfums SA	75,719
5,550	Ipsen SA	778,298
20,380	IPSOS	778,318
6,546	Jacquet Metal Service	243,004
10,725	JCDecaux SA	464,185
375,900	Korian SA	12,106,235
71,674	Lagardere SCA	2,235,363
863	Laurent-Perrier	102,861
1,403	Le Belier	108,521
1,830	Le Noble Age	125,190
4,484	Lectra	126,653
1,180	Linedata Services	55,378
202,041	LISI(b)	9,732,805
438	Maisons France Confort SA	31,649
3,615	Manitou BF SA	154,395
72	Manutan International	8,349
5,255	Mersen SA	256,408
13,382	METabolic EXplorer SA(c)	37,300
10,264	Metropole Television SA	279,334
5,327	MGI Coutier	234,458
1,975	Mr Bricolage	37,026
1,247	Naturex(c)	136,244
22,346	Neopost SA	665,852
17,568	Nexans SA	1,067,027
7,196	Nexity SA	433,311
4,931	Nicox(c)	60,731
1,512	NRJ Group(c)	17,008
5,591	Oeneo SA	73,303
6,110	Orpea	763,143
6,929	Parrot SA(c)	69,940
2,367	Pierre & Vacances SA(c)	124,310
17,792	Plastic Omnium SA	914,738
6,264	Plastivaloire	142,788
769	PSB Industries SA	45,637
19,054	Rallye SA	350,118
79,980	Rexel SA	1,441,833
188	Robertet SA	97,100
3,540	Rothschild & Co.	146,357
259,786	Rubis SCA	19,158,830
5,534	Sartorius Stedim Biotech	479,580
2,786	Savencia SA	282,944
54,627	SCOR SE	2,445,003
6,771	SEB SA	1,398,856
Shares		Value
FRANCE (continued)
1,284	Seche Environnement SA	$49,419
2,032	Societe BIC SA	232,859
436	Societe pour l’Informatique Industrielle	13,425
49,337	Solocal Group(c)	61,132
2,470	Somfy SA	275,385
2,659	Sopra Steria Group	539,763
16,659	SPIE SA	414,076
38,627	Ste Industrielle d’Aviation Latecoere SA(c)	265,206
1,739	Stef SA	213,748
32,625	Suez	486,475
4,082	Synergie SA	243,266
202,000	Talend SA - ADR(c)	7,871,940
9,324	Tarkett SA	364,653
13,384	Technicolor SA	50,017
14,768	Teleperformance SA	2,238,743
36,528	Television Francaise 1	547,847
436	Tessi SA	103,121
332	TFF Group	17,850
826	Thermador Groupe	131,780
957	Touax SA(c)	13,545
1,951	Trigano SA	378,360
42,609	UBISOFT Entertainment(c)	3,647,031
305	Union Financiere de France BQE SA	11,739
106,014	Vallourec SA(c)	726,293
10,371	Valneva SE(c)	46,612
602	Vetoquinol SA	40,510
7,551	Vicat SA	622,031
1,831	VIEL & Cie SA	12,230
2,914	Vilmorin & Cie SA	318,737
596	Virbac SA(c)	91,460
1,002	Vranken - Pommery Monopole SA	29,733
340	Worldline SA(c)	19,232
6,029	Zodiac Aerospace	187,358
		142,933,209
GABON — 0.0%
72	Total Gabon	13,900
GEORGIA — 0.0%
5,317	BGEO Group Plc	276,608
GERMANY — 2.7%
19,639	Aareal Bank AG	992,142
25,024	ADVA Optical Networking SE(c)	211,112
40,347	AIXTRON SE(c)	608,130
174	All for One Steeb AG	15,036
4,617	Allgeier SE	155,918
9,399	Alstria Office REIT AG	148,201
1,125	Amadeus Fire AG	115,930
352	Atoss Software AG	37,847
23,296	Aurubis AG	2,445,178
24,594	Axel Springer SE	2,160,342
310	Basler AG	77,554

29

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
GERMANY (continued)
6,954	Bauer AG	$213,255
7,302	BayWa AG	283,308
4,340	Bechtle AG	395,506
2,119	Bertrandt AG	271,768
1,508	Bijou Brigitte AG	93,613
10,155	Bilfinger SE	475,827
256	Biotest AG - Preference Shares	8,025
48,216	Borussia Dortmund GmbH & Co. KGaA	342,117
42,784	Brenntag AG	2,773,863
2,756	CANCOM SE	260,223
6,532	Carl Zeiss Meditec AG	427,795
2,761	CENIT AG	76,100
5,549	CENTROTEC Sustainable AG	105,408
3,390	Cewe Stiftung & Co. KGaA	369,119
6,990	Comdirect Bank AG	100,844
4,968	CompuGroup Medical SE	314,263
10,956	Constantin Medien AG(c)	31,286
16,237	CropEnergies AG	146,759
9,664	CTS Eventim AG & Co KGaA	483,296
183,814	Deutsche Lufthansa AG	6,558,917
36,249	Deutsche Pfandbriefbank AG	669,228
62,704	Deutz AG	581,544
3,960	Dic Asset AG	50,837
7,379	DMG Mori AG	437,459
2,100	Dr Hoenle AG	135,578
1,716	Draegerwerk AG & Co. KGaA	130,813
5,318	Draegerwerk AG & Co. KGaA - Preference Shares	518,304
6,958	Drillisch AG	578,797
88,092	Duerr AG	12,129,274
2,478	Eckert & Ziegler AG	115,218
7,759	Elmos Semiconductor AG	229,753
21,112	ElringKlinger AG	490,422
166,535	Fielmann AG	14,576,775
2,636	First Sensor AG(c)	68,728
5,207	Francotyp-Postalia Holding AG	28,380
27,736	Fraport AG Frankfurt Airport Services Worldwide	3,279,669
34,885	Freenet AG	1,336,600
9,156	Fuchs Petrolub SE	500,179
7,844	Fuchs Petrolub SE	397,829
28,744	GEA Group AG	1,428,564
101,514	Gerresheimer AG	8,860,293
10,596	Gerry Weber International AG	117,479
6,342	Gesco AG	242,518
3,907	GFT Technologies SE	62,235
9,049	Grammer AG	570,169
5,775	GRENKE AG	687,961
5,430	H&R GmbH & Co. KGaA(c)	96,136
8,905	Hamborner AG REIT	110,561
14,465	Hamburger Hafen und Logistik AG	403,362
172,589	Heidelberger Druckmaschinen AG(c)	623,552
20,819	Hella GmbH & Co. KGaA	1,482,382
Shares		Value
GERMANY (continued)
3,483	Hochtief AG	$629,192
11,858	HolidayCheck Group AG(c)	44,094
2,152	Hornbach Baumarkt AG	82,560
13,464	HUGO BOSS AG	1,236,674
10,263	Indus Holding AG	814,220
958	Isra Vision AG	222,658
8,050	Jenoptik AG	333,818
132,375	Jost Werke AG(b)(c)	6,680,875
13,209	Jungheinrich AG - Preference Shares	652,381
66,118	K+S AG	1,856,860
37,788	KION Group AG	3,468,029
28,513	Kloeckner & Co. SE	377,724
4,252	Koenig & Bauer AG	348,157
8,718	Krones AG	1,216,606
210	KSB SE & Co. KGaA	128,538
516	KWS Saat SE	217,819
56,757	Lanxess AG	4,948,198
5,043	Leg Immobilien AG	568,640
1,596	Leifheit AG	56,473
23,169	Leoni AG	1,779,443
1,170	Manz AG(c)	50,188
1,297	MasterFlex SE	14,460
99,555	METRO AG(c)	2,163,057
23,264	MLP AG	163,770
46,933	Morphosys AG(c)	4,626,639
88,747	MTU Aero Engines AG	15,899,623
44,471	Nemetschek SE	4,375,654
2,244	Nexus AG	74,945
7,867	Nordex SE(c)	103,778
123,083	NORMA Group SE	9,688,446
2,536	OHB SE	145,937
33,352	OSRAM Licht AG	2,913,497
541	paragon AG	55,682
23,955	Patrizia Immobilien AG(c)	599,589
1,780	Pfeiffer Vacuum Technology AG	352,712
56,197	PNE Wind AG	216,293
1,310	Progress-Werk Oberkirch AG	76,605
20,822	ProSiebenSat.1 Media SE	795,974
322	Puma SE	135,526
47,795	QSC AG	89,010
870	R Stahl AG	32,837
17,778	Rational AG	12,492,983
25,667	Rheinmetall AG	3,629,657
96,058	RHOEN-KLINIKUM AG	3,780,590
8,336	RIB Software AG	282,131
233,027	RWE AG(c)	4,663,780
17,769	SAF-Holland SA	416,957
12,816	Salzgitter AG	773,313
6,413	Sartorius AG - Preference Shares	766,353
1,391	Schaltbau Holding AG(c)	48,529
330	Secunet Security Networks AG	39,374
3,648	SHW AG	158,749
1,480	Siltronic AG(c)	245,307

30

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
GERMANY (continued)
7,992	Sixt Leasing SE	$189,322
6,938	Sixt SE	715,817
8,410	Sixt SE - Preference Shares	595,165
8,180	SMA Solar Technology AG	444,830
977	Softing AG	11,887
16,554	Software AG	896,716
1,462	Sto Se & Co. KGAA - Preference Shares	232,340
6,642	Stroeer SE & Co. KGaA	511,278
22,636	Suedzucker AG	431,114
5,516	Suess MicroTec AG(c)	109,849
4,187	Surteco SE	142,956
18,609	Symrise AG	1,556,295
13,159	TAG Immobilien AG	259,605
19,992	Takkt AG	555,995
28,133	Talanx AG	1,244,860
423	Technotrans AG	23,502
4,769	TLG Immobilien AG	134,170
8,774	Tom Tailor Holding AG(c)	123,096
524	Traffic Systems SE	12,166
67,209	Uniper SE	2,005,155
21,585	United Internet AG	1,573,102
14,542	VERBIO Vereinigte BioEnergie AG	132,973
4,362	Villeroy & Boch AG - Preference Shares	103,006
3,481	Vossloh AG(c)	191,458
8,913	VTG AG	461,452
10,394	Wacker Chemie AG	2,086,052
10,042	Wacker Neuson SE	410,936
1,892	Washtec AG	163,727
16,854	Wirecard AG	2,098,798
6,076	Wuestenrot & Wuerttembergische AG	181,803
472	XING AG	164,963
		184,938,573
GIBRALTAR — 0.0%
23,380	888 Holdings Plc	93,547
GREECE — 0.1%
96	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical Products(a)(b)(c)	0
1,246,607	Alpha Bank AE(c)	3,035,107
1,941,329	Eurobank Ergasias SA(c)	2,169,244
36,614	Intralot SA-Integrated Lottery Systems & Services(c)	65,733
4,045,267	National Bank of Greece SA(c)	1,717,671
139,255	OPAP SA	1,867,245
22,848	Proton Bank SA(a)(b)	0
3,238	Sarantis SA	60,503
12,534	T Bank SA(a)(b)(c)	0
2,904	Terna Energy SA	17,721
647	Thessaloniki Port Authority SA	24,179
Shares		Value
GREECE (continued)
31,091	TT Hellenic Postbank SA(a)(b)(c)	$0
		8,957,403
HONG KONG — 1.5%
1,500,000	Agritrade Resources Ltd.	185,998
900,000	Alibaba Pictures Group Ltd.(c)	125,405
1,415,693	Allied Properties HK Ltd.	300,416
58,000	AMVIG Holdings Ltd.	15,274
520,000	Anxin-China Holdings Ltd.(a)(b)(c)	4,799
435,000	Applied Development Holdings Ltd.(c)	41,706
144,250	APT Satellite Holdings Ltd.	68,044
144,000	Asia Financial Holdings Ltd.	88,727
500	Asia Satellite Telecommunications Holdings Ltd.	445
309,100	ASM Pacific Technology Ltd.	4,220,038
74,000	Associated International Hotels Ltd.	242,169
275,000	Auto Italia Holdings Ltd.(c)	4,183
704,000	AVIC International Holding HK Ltd.(c)	47,697
135,000	Beijing Enterprises Holdings Ltd.	829,227
466,000	Beijing Enterprises Water Group Ltd.	335,383
504,000	Bel Global Resources Holdings Ltd.(a)(b)(c)	0
92,000	Bright Smart Securities & Commodities Group Ltd.	35,282
355,000	Brightoil Petroleum Holdings Ltd.(a)(b)(c)	68,072
196,000	Brilliance China Automotive Holdings Ltd.	501,109
1,644,354	Brockman Mining Ltd.(c)	23,753
492,000	Burwill Holdings, Ltd.(c)	19,183
101,186	C C Land Holdings Ltd.(c)	23,154
44,000	Cafe de Coral Holdings Ltd.	116,431
28,000	Camsing International Holding, Ltd.(c)	20,080
28,000	Canvest Environmental Protection Group Co. Ltd.	16,214
92,000	Carrianna Group Holdings Co. Ltd.	13,054
233,000	Cathay Pacific Airways Ltd.(c)	369,933
166,800	Century City International Holdings Ltd.	16,418
564,000	CGN New Energy Holdings Co. Ltd.	80,750
80,213	Champion Technology Holdings, Ltd.(c)	10,254
134,359	Cheuk Nang Holdings Ltd.	82,958
85,873	Chevalier International Holdings Ltd.	141,610
504,000	China Aerospace International Holdings Ltd.	59,918

31

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
872,137	China Agri-Industries Holdings Ltd.	$405,819
204,000	China All Access Holdings Ltd.	62,587
53,000	China Animation Characters Co. Ltd.	19,513
2,040,000	China Daye Non-Ferrous Metals Mining Ltd.(c)	28,164
950,000	China Ever Grand Financial Leasing Group Co. Ltd.(c)	6,436
87,000	China Everbright International Ltd.	133,014
525,600	China Fiber Optic Network System Group Ltd.(a)(b)(c)	8,822
20,000	China Flavors & Fragrances Co. Ltd.	4,525
442,000	China Foods Ltd.	239,006
90,000	China Gas Holdings Ltd.	263,466
208,000	China Grand Pharmaceutical and Healthcare Holdings Ltd.(c)	130,022
6,603,000	China High Precision Automation Group Ltd.(a)(b)(c)	0
54,000	China High Speed Transmission Equipment Group Co. Ltd.	95,262
2,684,000	China Jinmao Holdings Group Ltd.	1,749,842
12,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
193,200	China Metal Recycling Holdings Ltd.(a)(b)(c)	0
492,557	China New Town Development Co. Ltd.(c)	19,519
484,000	China Oceanwide Holdings Ltd.(c)	34,648
1,210,000	China Oil and Gas Group Ltd.	122,196
870,750	China Overseas Grand Oceans Group Ltd.	545,426
245,000	China Overseas Property Holdings Ltd.	94,271
113,333	China Power International Development Ltd.	31,004
195,000	China Properties Group Ltd.(c)	43,623
245,102	China Resources Beer Holdings Co. Ltd.	925,871
428,440	China Resources Cement Holdings Ltd.	322,590
70,800	China Resources Gas Group Ltd.	233,054
44,000	China Resources Power Holdings Co. Ltd.	81,221
168,000	China Ruifeng Renewable Energy Holdings Ltd.(c)	14,174
86,920	China Singyes Solar Technologies Holdings Ltd.	35,556
2,166,000	China South City Holdings Ltd.	653,456
910,000	China Starch Holdings Ltd.	37,225
Shares		Value
HONG KONG (continued)
1,605,716	China State Construction International Holdings Ltd.	$2,323,599
284,000	China Taiping Insurance Holdings Co. Ltd.	1,227,103
528,000	China Traditional Chinese Medicine Holdings Co. Ltd.	348,956
1,214,000	China Travel International Investment Hong Kong Ltd.	448,500
1,882,000	China Unicom Hong Kong Ltd.(c)	2,819,638
28,000	China Vast Industrial Urban Development Co. Ltd.	14,138
84,000	China Water Affairs Group Ltd.	79,247
128,000	China Water Industry Group Ltd.(c)	27,326
10,500	Chinese Estates Holdings, Ltd.	17,664
103,000	Chow Sang Sang Holdings International Ltd.	248,591
110,000	Chu Kong Shipping Enterprises Group Co. Ltd.	29,108
237,500	Chuang’s Consortium International Ltd.	58,596
90,000	CIMC Enric Holdings Ltd.(c)	99,174
185,000	CITIC Dameng Holdings Ltd.(c)	12,298
769,000	CITIC Resources Holdings Ltd.	84,542
649,000	CITIC Telecom International Holdings Ltd.	195,796
274,000	Citychamp Watch & Jewellery Group Ltd.	65,149
490,000	CK Life Sciences International Holdings, Inc.	38,836
47,000	Clear Media Ltd.	42,538
95,000	CNQC International Holdings Ltd.	35,825
224,007	Comba Telecom Systems Holdings Ltd.	39,231
1,400,000	Concord New Energy Group Ltd.	68,008
2,254,000	COSCO Shipping Ports Ltd.	2,359,847
93,000	Cowell e Holdings, Inc.	28,414
2,052,000	CP Pokphand Co. Ltd.	162,635
1,359,335	CSI Properties Ltd.	85,147
530,000	Dah Chong Hong Holdings Ltd.	267,620
84,924	Dah Sing Banking Group Ltd.	200,839
60,678	Dah Sing Financial Holdings Ltd.	409,554
80,000	Dawnrays Pharmaceutical Holdings Ltd.	45,918
244,000	DBA Telecommunication Asia Holdings Ltd.(a)(b)(c)	2,046
209,500	Digital China Holdings Ltd.(c)	125,068
108,000	Dynasty Fine Wines Group Ltd.(a)(b)(c)	3,728
92,000	Eagle Nice International Holdings Ltd.	42,927
168,234	EganaGoldpfeil Holdings Ltd.(a)(b)(c)	0

32

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
386,416	Emperor International Holdings Ltd.	$136,336
518,000	EVA Precision Industrial Holdings Ltd.	78,137
9,500	Fairwood Holdings Ltd.	39,529
591,893	Far East Consortium International Ltd.	342,758
457,000	Far East Horizon Ltd.	492,481
622,000	First Pacific Co. Ltd.	443,681
168,000	First Shanghai Investments Ltd.(c)	22,765
30,000	Fountain SET Holdings Ltd.	4,219
272,500	Fullshare Holdings Ltd.	128,540
1,816,000	GCL-New Energy Holdings Ltd.(c)	132,323
5,030,000	GCL-Poly Energy Holdings Ltd.(c)	868,056
1,326,000	Gemdale Properties & Investment Corp. Ltd.	194,934
60,150	Get Nice Financial Group Ltd.	15,686
2,406,000	Get Nice Holdings Ltd.	89,195
266,000	Giordano International Ltd.	136,015
1,402,000	Global Brands Group Holding, Ltd.(c)	121,872
471,000	Glorious Property Holdings Ltd.(c)	52,985
220,000	Gold Peak Industries Holdings Ltd.	25,592
60,000	Gold-Finance Holdings, Ltd.(c)	21,245
86,000	Goldlion Holdings Ltd.	34,520
16,000	Good Friend International Holdings, Inc.	4,602
84,000	Guangdong Investment Ltd.	124,991
18,000	Guoco Group Ltd.	256,793
241,600	Guotai Junan International Holdings Ltd.	88,021
93,000	Haier Electronics Group Co. Ltd.	318,613
420,102	Haitong International Securities Group Ltd.	298,053
185,000	Hang Lung Group Ltd.	703,566
133,267	Hanison Construction Holdings Ltd.	26,406
114,000	Harbour Centre Development Ltd.	220,636
204,000	Hi Sun Technology (China) Ltd.(c)	41,725
4,871,565	HKBN Ltd.(b)	6,127,872
65,441	HKC Holdings Ltd.	48,688
152,000	HKR International Ltd.	100,263
90,000	Hon Kwok Land Investment Co. Ltd.	57,525
9,600	Hong Kong Aircraft Engineering Co. Ltd.	59,458
253,651	Hongkong & Shanghai Hotels Ltd. (The)	389,751
12,650	Hopewell Highway Infrastructure Ltd.	7,762
Shares		Value
HONG KONG (continued)
135,500	Hopewell Holdings Ltd.	$548,225
208,000	Hopson Development Holdings Ltd.	218,565
188,000	Hsin Chong Group Holdings Ltd.(a)(b)(c)	1,577
220,000	Hua Han Health Industry Holdings Ltd.(a)(b)(c)	14,905
527,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	214,232
44,000	Hysan Development Co. Ltd.	245,799
175,000	IPE Group Ltd.	37,583
398,000	IT Ltd.	184,178
66,905	ITC Properties Group Ltd.	23,434
95,125	Johnson Electric Holdings Ltd.	388,518
1,094,000	Joy City Property Ltd.	190,196
538,000	Ju Teng International Holdings Ltd.	154,055
521,002	K Wah International Holdings Ltd.	374,968
84,000	Kader Holdings Co. Ltd.	14,926
1,500,000	Kai Yuan Holdings Ltd.(c)	9,396
153,000	Kerry Logistics Network Ltd.	220,621
216,000	Kerry Properties Ltd.	1,032,694
350,200	Kingboard Chemical Holdings Ltd.	1,927,238
111,500	Kingboard Laminates Holdings Ltd.	196,413
74,000	Kingmaker Footwear Holdings Ltd.	20,149
328,000	Kowloon Development Co. Ltd.	351,369
1,248,000	Kunlun Energy Co. Ltd.	1,238,005
43,180	Lai Fung Holdings Ltd.	71,869
41,495	Lai Sun Development Co. Ltd.	74,369
120,640	Lai Sun Garment International Ltd.	223,617
9,000	Lam Soon Hong Kong Ltd.	13,288
68,000	Landsea Green Properties Co. Ltd.	8,867
24,000	Lee & Man Chemical Co. Ltd.	19,206
751,200	Lee & Man Paper Manufacturing Ltd.	885,386
40,500	Lee’s Pharmaceutical Holdings Ltd.	67,305
1,740,000	Li & Fung Ltd.	887,500
131,000	Lifestyle China Group Ltd.(c)	39,186
616,818	Link REIT (The)	5,456,438
106,000	Luk Fook Holdings International Ltd.	379,411
1,298,000	Magnificent Hotel Investment Ltd.	38,661
260,000	Man Wah Holdings Ltd.	276,530
3,700	Mandarin Oriental International Ltd.	7,991
2,600,000	Master Glory Group Ltd.(c)	34,899
194,000	Melco International Development Ltd.	584,035
118,000	Midland Holdings, Ltd.(c)	37,711

33

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
109,000	Ming Fai International Holdings Ltd.	$16,999
429,000	Mingfa Group International Co. Ltd.(a)(b)(c)	6,170
702,000	Minmetals Land Ltd.	130,122
48,000	Miramar Hotel & Investment Co. Ltd.	102,594
82,000	Modern Dental Group Ltd.	27,359
56,000	Nameson Holdings, Ltd.	22,908
282,000	National Agricultural Holdings Ltd.(a)(b)(c)	8,043
97,000	New World Department Store China Ltd.(c)	22,692
366,000	Newocean Energy Holdings Ltd.(c)	92,171
362,000	Next Digital Ltd.(c)	16,659
825,000	Nine Dragons Paper Holdings Ltd.	1,284,539
1,450,000	North Mining Shares Co. Ltd.(c)	30,399
95,164	NWS Holdings Ltd.	185,397
22,500	Orient Overseas International Ltd.	211,837
4,000	Overseas Chinese Town Asia Holdings Ltd.	1,892
1,340,246	Pacific Andes International Holdings Ltd.(a)(b)(c)	4,694
614,000	Pacific Basin Shipping Ltd.(c)	142,067
320,000	Pacific Plywood Holdings Ltd.(c)	15,954
105,000	Pacific Textile Holdings Ltd.	110,065
201,240	Paliburg Holdings Ltd.	88,752
26,000	PAX Global Technology Ltd.	12,630
5,189,071	PCCW Ltd.	2,991,660
48,000	Peace Mark Holdings Ltd.(a)(b)(c)	0
408,000	Phoenix Satellite Television Holdings Ltd.	56,329
368,000	Pico Far East Holdings Ltd.	147,244
540,000	Playmates Holdings Ltd.	75,933
116,000	Playmates Toys Ltd.	18,684
4,186,000	Poly Property Group Co. Ltd.(c)	2,317,038
460,000	Polytec Asset Holdings Ltd.	36,458
597,000	Pou Sheng International Holdings Ltd.	149,581
862,000	PYI Corp. Ltd.(c)	19,284
30,000	Realord Group Holdings Ltd.(c)	18,830
314,200	Regal Hotels International Holdings Ltd.	225,328
19,000	Regina Miracle International Holdings, Ltd.	17,099
21,000	Road King Infrastructure Ltd.	43,221
14,000	Rotam Global Agrosciences Ltd.	13,065
199,800	SA SA International Holdings Ltd.	86,840
116,000	SAS Dragon Holdings Ltd.	39,148
36,495	Seaspan Corp.	259,844
Shares		Value
HONG KONG (continued)
252,516	Shanghai Industrial Holdings Ltd.	$739,215
411,000	Shanghai Industrial Urban Development Group Ltd.	110,859
400,000	Shanghai Zendai Property Ltd.(c)	8,846
234,000	Shangri-La Asia Ltd.	595,271
120,000	Shenwan Hongyuan HK Ltd.	43,719
386,685	Shenzhen International Holdings Ltd.	783,983
2,122,659	Shenzhen Investment Ltd.	949,717
841,129	Shimao Property Holdings Ltd.	2,510,704
842,000	Shougang Fushan Resources Group Ltd.	204,509
652,000	Singamas Container Holdings Ltd.	130,856
1,722,000	Sino Biopharmaceutical Ltd.	3,174,275
2,225,000	Sino Oil And Gas Holdings Ltd.(c)	17,066
344,000	Sinofert Holdings Ltd.(c)	53,649
330,000	Sinopec Kantons Holdings Ltd.	210,504
61,000	SITC International Holdings Co. Ltd.	70,181
246,000	SJM Holdings Ltd.	245,917
290,000	Skyfame Realty Holdings Ltd.(c)	144,209
10,774,878	Skyworth Digital Holdings Ltd.	5,289,196
36,643	SmarTone Telecommunications Holding Ltd.	42,673
154,386	SMI Holdings Group Ltd.	79,338
7,500	Soundwill Holdings Ltd.	14,937
1,740,000	South China Holdings Co. Ltd.(c)	65,617
269,212	SSY Group Ltd.	197,539
90,500	Stella International Holdings Ltd.	131,655
164,000	Summi Group Holdings, Ltd.	19,707
2,198,500	Sun Art Retail Group Ltd.	2,984,675
271,801	Sun Hung Kai & Co. Ltd.	177,549
66,000	Tao Heung Holdings, Ltd.	12,487
230,666	TCL Multimedia Technology Holdings Ltd.	109,691
35,500	Television Broadcasts Ltd.	126,613
93,500	Texhong Textile Group Ltd.	131,477
224,000	Texwinca Holdings Ltd.	122,557
185,800	Tian An China Investment Co. Ltd.(c)	129,921
1,258,000	Tianjin Port Development Holdings Ltd.	194,586
184,000	Tibet Water Resources Ltd.(c)	79,973
278,644	Tomson Group Ltd.	138,562
330,000	Tongda Group Holdings Ltd.	74,668
62,000	Top Spring International Holdings Ltd.	29,801
81,027	Towngas China Co. Ltd.	67,948
468,000	TPV Technology Ltd.	66,407

34

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
HONG KONG (continued)
58,000	Tradelink Electronic Commerce Ltd.	$10,306
80,800	Transport International Holdings Ltd.	253,060
368,000	Truly International Holdings Ltd.	125,134
233,000	TSC Group Holdings Ltd.(c)	29,785
100,000	Tsui Wah Holdings Ltd.	14,957
2,002,000	United Energy Group Ltd.	156,113
288,500	United Laboratories International Holdings Ltd. (The)(c)	252,629
154,500	Universal Medical Financial & Technical Advisory Services Co. Ltd.	144,177
44,000	Up Energy Development Group Ltd.(a)(b)(c)	136
111,210	Valuetronics Holdings Ltd.	80,538
670,000	Victory City International Holdings, Ltd.(c)	15,674
42,000	Vinda International Holdings Ltd.	78,817
152,000	Vitasoy International Holdings Ltd.	388,615
483,600	VSTECS Holdings Ltd.	256,555
290,300	VTech Holdings Ltd.	4,015,322
68,622	Wasion Group Holdings Ltd.	38,422
68,000	Wing On Co. International Ltd.	252,958
220,000	Wing Tai Properties Ltd.(a)	165,647
450,000	Xinyi Glass Holdings Ltd.	684,551
3,000	YGM Trading Ltd.	2,382
1,625,872	Yue Yuen Industrial Holdings Ltd.	7,336,808
3,862,946	Yuexiu Property Co. Ltd.	829,610
32,191	Yuexiu Transport Infrastructure Ltd.	23,662
306,000	Zhuhai Holdings Investment Group Ltd.	45,376
		100,006,331
HUNGARY — 0.0%
486,980	Magyar Telekom Telecommunications Plc	909,700
11,745	Richter Gedeon Nyrt	301,854
		1,211,554
INDIA — 1.0%
293	3M India Ltd.(c)	86,587
2,639	5Paisa Capital Ltd.(c)	12,041
4,102	Aarti Industries	68,153
1,662	ABB India Ltd.	43,199
2,329	ACC Ltd.	62,808
59,679	Adani Enterprises Ltd.	200,044
379,303	Adani Ports and Special Economic Zone Ltd.	2,557,461
151,284	Adani Power Ltd.(c)	87,173
84,016	Adani Transmission Ltd(c)	275,942
Shares		Value
INDIA (continued)
98,716	Aditya Birla Capital Ltd.(c)	$265,167
33,462	Aditya Birla Fashion and Retail Ltd.(c)	85,781
12,792	Aegis Logistics Ltd.	50,079
2,325	AIA Engineering Ltd.	56,142
3,985	Ajanta Pharma Ltd.	90,945
250	Akzo Nobel India Ltd.	7,237
13,659	Alembic Pharmaceuticals Ltd.	121,786
787	Alkem Laboratories Ltd.	27,206
20,057	Allahabad Bank(c)	21,065
9,410	Allcargo Logistics Ltd.	28,554
2,907	Amara Raja Batteries Ltd.	37,026
31,772	Ambuja Cements Ltd.	130,777
28,807	Anant Raj Ltd.	30,209
41,733	Andhra Bank(c)	34,480
4,489	Apar Industries Ltd.	51,977
8,379	Apollo Hospitals Enterprise Ltd.	153,184
85,067	Apollo Tyres Ltd.	340,850
50,716	Arvind Ltd.	329,595
152,423	Ashok Leyland Ltd.	302,192
11,792	Ashoka Buildcon Ltd.	42,085
3,992	Astral Polytechnik Ltd.	50,132
2,224	Atul Ltd.	94,845
42,094	Aurobindo Pharma Ltd.	416,646
6,484	Bajaj Corp. Ltd.	50,166
4,605	Bajaj Electricals Ltd.	35,339
102,837	Bajaj Hindusthan Sugar Ltd.(c)	22,878
13,089	Bajaj Holdings & Investment Ltd.	577,950
10,262	Balkrishna Industries Ltd.	184,229
12,833	Balmer Lawrie & Co. Ltd.	48,393
48,952	Balrampur Chini Mills Ltd.	94,012
33,529	Bank of Baroda	82,658
495,669	Bank of India(c)	1,225,072
1,330	BASF India Ltd.	44,505
5,028	Bata India Ltd.	55,807
2,183	BEML Ltd. - Partly Paid Shares	49,925
9,384	Berger Paints India Ltd.	36,936
19,283	Bharat Electronics Ltd.	51,343
4,628	Bharat Financial Inclusion Ltd.(c)	76,521
24,210	Bharat Forge Ltd.	272,955
1,406,109	Bharat Heavy Electricals Ltd.	2,215,154
349,641	Bharti Airtel Ltd.	2,417,933
3,536	Birla Corp. Ltd.	62,699
4,707	Bliss Gvs Pharma Ltd.	15,223
634	Blue Dart Express Ltd.	46,669
2,155	Blue Star Ltd.	25,452
10,347	Bodal Chemicals Ltd.	25,882
18,485	Bombay Dyeing & Manufacturing Co. Ltd.	66,307
13,389	Brigade Enterprises Ltd.	60,079
1,291	Britannia Industries Ltd.	95,077
6,303	Cadila Healthcare Ltd.	42,196
8,545	Can Fin Homes Ltd.	60,342
331,786	Canara Bank	1,780,636

35

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INDIA (continued)
4,224	Capital First Ltd.	$49,018
7,476	Carborundum Universal Ltd.	43,531
16,478	Castrol India Ltd.	48,032
10,399	Ceat Ltd.	297,703
4,533	Century Plyboards India Ltd.	22,888
6,416	Century Textiles & Industries Ltd.	140,039
1,713	CESC Ltd.	28,407
64,732	CG Power and Industrial Solutions Ltd.(c)	92,512
57,473	Chambal Fertilizers and Chemicals Ltd.	144,894
3,941	Chennai Petroleum Corp Ltd.	25,634
56,756	Chennai Super Kings Cricket Ltd.(a)(b)(c)	376
6,538	Cholamandalam Investment and Finance Co. Ltd.	132,197
26,937	Cipla Ltd.	250,783
11,146	City Union Bank Ltd.	27,811
7,047	Coffee Day Enterprises Ltd.(c)	35,333
6,394	Colgate-Palmolive India Ltd.	112,728
2,891	Container Corp. of India Ltd.	63,194
14,352	Coromandel International Ltd.	125,144
23,636	Corp. Bank(c)	14,363
50,107	Cox & Kings Ltd.	196,753
47,727	Crompton Greaves Consumer Electricals Ltd.	186,957
2,991	Cummins India Ltd.	42,506
14,681	Cyient Ltd.	148,152
56,562	Dabur India Ltd.	316,231
4,361	Dalmia Bharat Ltd.	201,256
5,461	Dalmia Bharat Sugar & Industries Ltd.	9,170
6,484	DB Corp. Ltd.	33,239
27,921	DCB Bank Ltd.	76,142
9,427	DCM Shriram Ltd.	84,897
9,279	Deepak Fertilizers & Petrochemicals Corp. Ltd.	58,144
4,866	Deepak Nitrite Ltd.	21,276
8,598	Delta Corp Ltd.	46,745
66,017	Dewan Housing Finance Corp. Ltd.	604,290
16,231	Dhampur Sugar Mills Ltd.	48,665
1,358,249	Dish TV India Ltd.(c)	1,605,885
5,976	Dishman Carbogen Amcis Ltd.(c)	35,309
90,992	Divi’s Laboratories Ltd.	1,486,973
866,904	DLF Ltd.	3,408,804
1,513	Dr Lal Pathlabs Ltd.	21,497
9,101	Dr Reddys Laboratories Ltd.	318,423
5,192	eClerx Services Ltd.	123,205
31,357	EID Parry India Ltd.	161,928
4,882	EIH Ltd.	14,684
45,194	Electrosteel Castings Ltd.	24,123
3,704	Elgi Equipments Ltd.	18,047
6,196	Emami Ltd.	109,568
9,996	Escorts Ltd.	127,575
Shares		Value
INDIA (continued)
20,879	Essel Propack Ltd.	$93,474
4,683	Eveready Industries India Ltd.(c)	30,441
37,997	Exide Industries Ltd.	133,430
9,612	FDC Ltd.	34,864
89,105	Federal Bank Ltd.	140,724
4,296	Federal-Mogul Goetze India Ltd.(c)	36,092
11,892	Finolex Cables Ltd.	137,432
12,286	Finolex Industries Ltd.	124,900
92,745	Firstsource Solutions Ltd.(c)	59,785
14,906	Fortis Healthcare Ltd.(c)	32,587
14,283	Future Retail Ltd.(c)	125,272
11,802	Gabriel India Ltd.	31,331
2,880	GAIL India Ltd.	21,671
8,390	Gateway Distriparks Ltd.	30,227
10,841	Gayatri Highways Ltd.(a)(b)(c)	1,244
10,841	Gayatri Projects Ltd.(c)	35,657
2,501	GE T&D India Ltd.	16,971
18,405	Genus Power Infrastructures Ltd.	23,150
12,605	GHCL Ltd.	61,168
7,393	GIC Housing Finance Ltd.	49,022
220	Gillette India Ltd.	22,672
810	GlaxoSmithKline Consumer Healthcare Ltd.	84,595
261	GlaxoSmithKline Pharmaceuticals Ltd.	10,097
14,696	Glenmark Pharmaceuticals Ltd.	140,066
198,377	GMR Infrastructure Ltd.(c)	67,837
998	Godfrey Phillips India Ltd.	14,478
3,574	Godrej Properties Ltd.(c)	44,931
21,363	Granules India Ltd.	44,420
8,395	Graphite India Ltd.	100,127
51,208	Grasim Industries Ltd.	933,968
9,635	Great Eastern Shipping Co. Ltd. (The)	60,783
16,172	Greaves Cotton Ltd.	35,215
770	Greenlam Industries Ltd.	15,228
3,850	Greenply Industries Ltd.	20,841
5,192	Grindwell Norton Ltd.	42,174
8,265	Gruh Finance Ltd.	75,998
6,920	Gujarat Ambuja Exports Ltd.	26,259
10,988	Gujarat Flourochemicals Ltd.	143,941
1,569	Gujarat Gas Ltd.	20,617
21,698	Gujarat Mineral Development Corp. Ltd.	50,114
13,800	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	104,177
10,870	Gujarat Pipavav Port Ltd.	24,627
27,992	Gujarat State Fertilizers & Chemicals Ltd.	63,682
27,120	Gujarat State Petronet Ltd.	86,493
1,481	Hatsun Agro Products Ltd.	18,546
9,482	Havells India Ltd.	77,872
3,112	HEG Ltd.	132,844
14,346	HeidelbergCement India Ltd.	35,164

36

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INDIA (continued)
1,292	Heritage Foods Ltd.	$15,359
23,347	Hexaware Technologies Ltd.	140,000
3,702	Hikal Ltd.	12,750
274,868	Himachal Futuristic Communications Ltd.(c)	126,190
8,085	Himadri Speciality Chemical Ltd.	22,423
6,475	Himatsingka Seide Ltd.	35,722
188,770	Hindalco Industries Ltd.	760,229
2,430	Hinduja Global Solutions Ltd.	35,262
73,324	Hindustan Construction Co. Ltd.(c)	45,306
21,974	Hindustan Petroleum Corp. Ltd.	137,399
207	Honeywell Automation India Ltd.	55,013
28,793	Housing Development & Infrastructure Ltd.(c)	26,188
10,019	HSIL Ltd.	68,325
8,648	HT Media Ltd.	13,400
4,443	Huhtamaki PPL Ltd.	22,360
40,703	IDBI Bank Ltd.(c)	38,685
366,841	Idea Cellular Ltd.(c)	536,964
98,225	IDFC Bank Ltd.	87,718
73,673	IDFC Ltd.	65,271
1,838	IFB Industries Ltd.(c)	36,678
73,581	IFCI Ltd.(c)	32,971
65,995	IIFL Holdings Ltd.	756,874
64,338	India Cements Ltd. (The)	170,091
78,978	Indiabulls Housing Finance Ltd.	1,727,169
30,078	Indiabulls Ventures Ltd.	116,049
1,701	Indian Hume Pipe Co. Ltd.	10,869
6,915	Indraprastha Gas Ltd.	33,122
8,625	Inox Leisure Ltd.(c)	37,556
11,904	Intellect Design Arena Ltd.(c)	33,296
4,901	Interglobe Aviation Ltd.	93,618
2,682	International Paper APPM Ltd.(c)	14,759
5,383	Ipca Laboratories Ltd.	48,622
7,797	IRB Infrastructure Developers Ltd.	29,568
7,958	J Kumar Infraprojects Ltd.	41,552
22,401	Jagran Prakashan Pvt Ltd.	61,071
157,842	Jain Irrigation Systems Ltd. - DVR	347,306
216,544	Jaiprakash Associates Ltd.(c)	69,113
33,310	Jamna Auto Industries Ltd.	38,074
133,928	Jaypee Infratech Ltd.(c)	31,585
9,791	JBF Industries Ltd.	27,878
9,545	Jindal Poly Films Ltd.	52,292
29,253	Jindal Saw Ltd.	68,552
60,947	Jindal Steel & Power Ltd.(c)	255,320
1,701	JK Cement Ltd.	29,817
21,600	JK Paper Ltd.	48,173
30,727	JK Tyre & Industries Ltd.	84,615
103,647	JM Financial Ltd.	265,865
219,780	JSW Energy Ltd.	302,698
Shares		Value
INDIA (continued)
255,874	JSW Steel Ltd.	$1,166,451
6,067	Jubilant Foodworks Ltd.	194,896
22,225	Jubilant Life Sciences Ltd.	319,151
6,571	Just Dial Ltd.(c)	53,319
2,020	Jyothy Laboratories Ltd.	11,595
8,493	Kajaria Ceramics Ltd.	84,344
13,606	Kalpataru Power Transmission Ltd.	94,958
10,556	Kalyani Steels Ltd.	57,507
7,451	Kansai Nerolac Paints Ltd.	59,757
23,836	Karnataka Bank Ltd. (The)	55,277
35,893	Karur Vysya Bank Ltd. (The)	62,583
2,611	Kaveri Seed Co. Ltd.	21,162
942	Kaya Ltd.(c)	15,105
12,734	KCP Ltd.	29,020
22,177	KEC International Ltd.	122,576
7,194	Kolte-Patil Developers Ltd.	41,335
40,378	KPIT Technologies Ltd.	134,331
858	KPR Mill Ltd.	9,881
4,012	KRBL Ltd.	38,787
59,988	L&T Finance Holdings Ltd.	162,788
635	Lakshmi Machine Works Ltd.	60,132
16,318	Lakshmi Vilas Bank Ltd. (The)	32,814
94,778	LIC Housing Finance Ltd.	797,146
1,512	Linde India Ltd.	12,769
21,539	Mahindra & Mahindra Financial Services Ltd.	156,961
3,236	Mahindra CIE Automotive Ltd.(c)	11,259
3,376	Mahindra Holidays & Resorts India Ltd.	17,548
3,461	Mahindra Lifespace Developers Ltd.	27,286
208,274	Manappuram Finance Ltd.	363,312
13,303	Mangalore Refinery & Petrochemicals Ltd.	26,970
49,699	Marico Ltd.	241,760
11,396	Max Ltd.(c)	20,426
14,107	Mcleod Russel India Ltd.	37,794
16,866	Meghmani Organics Ltd.	27,684
57,898	Mercator Ltd.	35,957
1,637	Merck Ltd.	37,357
2,158	Minda Industries Ltd.	41,848
40,920	MindTree Ltd.	495,386
4,232	Mirza International Ltd.	8,936
111,404	Motherson Sumi Systems Ltd.	640,710
10,261	Mphasis Ltd.	144,363
310	MRF Ltd.	331,979
11,659	Muthoot Finance Ltd.	76,118
63,997	National Aluminium Co. Ltd.	75,766
5,329	Nava Bharat Ventures Ltd.	13,192
1,175	Navin Fluorine International Ltd.	14,684
12,073	Navneet Education Ltd.	27,855
107,246	NCC Ltd.	206,554
1,485	NESCO Ltd.	14,068

37

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INDIA (continued)
35,322	NHPC Ltd.	$16,355
11,497	NIIT Technologies Ltd.	154,757
534	Nilkamal Ltd.	15,188
34,676	NOCIL Ltd.	114,271
8,471	Oberoi Realty Ltd.	70,428
2,889	OCL India Ltd.	62,192
12,774	Oil India Ltd.	72,091
10,701	OMAXE Ltd.	38,520
953	Oracle Financial Sevices Software Ltd.	62,670
6,159	Orient Cement Ltd.	14,680
703	Page Industries Ltd.	237,190
13,240	Patel Engineering Ltd.(c)	15,654
24,262	PC Jeweller Ltd.	185,139
7,587	Persistent Systems Ltd.	93,979
34,067	Petronet LNG Ltd.	136,447
765	Pfizer Ltd.	27,914
7,094	Phillips Carbon Black Ltd.	134,600
4,125	Phoenix Mills Ltd. (The)	42,389
7,720	PI Industries Ltd.	108,128
7,666	Pidilite Industries Ltd.	108,029
4,946	Piramal Enterprises Ltd.	213,303
14,053	Polaris Consulting & Services Ltd.(c)	90,643
1,665	Polyplex Corp. Ltd.	13,178
121,130	Power Finance Corp. Ltd.	222,439
15,982	Prakash Industries Ltd.(c)	53,383
714	Praxis Home Retail Ltd.(c)	3,199
38,916	Prestige Estates Projects Ltd.	197,505
1,144	Procter & Gamble Hygiene & Health Care Ltd.	166,764
101,946	PTC India Financial Services Ltd.	55,939
54,787	PTC India Ltd.	90,746
621,180	Punjab National Bank(c)	1,673,474
2,139	PVR Ltd.	49,120
11,659	Radico Khaitan Ltd.	66,265
66,516	Rain Industries Ltd.	397,974
23,629	Rajesh Exports Ltd.	305,171
8,005	Rallis India Ltd.	31,496
10,488	Ramco Cements Ltd. (The)	125,032
1,209	Ramkrishna Forgings Ltd.	14,806
38,276	Rashtriya Chemicals & Fertilizers Ltd.	58,825
2,663	Ratnamani Metals & Tubes Ltd.	43,070
1,973	Raymond Ltd.	32,562
1,324	RBL Bank Ltd.	10,481
86,199	Redington India Ltd.	241,912
247,079	Reliance Capital Ltd.	1,907,757
173,273	Reliance Infrastructure Ltd.	1,352,185
71,926	Reliance Power Ltd.(c)	51,736
2,134	Repco Home Finance Ltd.	20,943
315,023	Rural Electrification Corp. Ltd.	770,176
816	Sanofi India Ltd.	63,781
247	Schaeffler India Ltd.	21,315
5,871	Sequent Scientific Ltd.	7,965
Shares		Value
INDIA (continued)
38,111	Shipping Corporation of India Ltd.(c)	$48,565
2,527	Shoppers Stop Ltd.	20,568
310	Shriram City Union Finance Ltd.	9,836
27,457	Shriram Transport Finance Co. Ltd.	595,622
3,021	Sical Logistics Ltd.(c)	10,369
2,703	Siemens Ltd.	55,325
1,002	Simplex Infrastructures Ltd.	9,214
129,196	Sintex Plastics Technology Ltd.(c)	147,978
2,280	Siyaram Silk Mills Ltd.	23,231
15,463	SJVN Ltd.	8,351
1,544	SKF India Ltd.	42,717
13,396	Sobha Ltd.	120,072
1,625	Somany Ceramics Ltd.	18,787
10,072	Sonata Software Ltd.	47,736
195,503	South Indian Bank Ltd. (The)	92,674
30,215	SREI Infrastructure Finance Ltd.	45,510
6,128	SRF Ltd.	171,829
1,897,903	Steel Authority of India Ltd.(c)	2,652,730
24,084	Sterlite Technologies Ltd.	135,881
4,387	Strides Shasun Ltd.	52,627
4,094	Sudarshan Chemical Industries	28,885
10,616	Sun TV Network Ltd.	170,981
6,937	Sundram Fasteners Ltd.	57,271
16,204	Sunteck Realty Ltd.	107,600
4,767	Supreme Industries Ltd.	97,677
8,752	Suven Life Sciences Ltd.	29,584
99,039	Suzlon Energy Ltd.(c)	22,734
516	Swaraj Engines Ltd.	16,090
1,972	Symphony Ltd.	56,403
21,028	Syndicate Bank(c)	23,986
2,674	Syngene International Ltd.	25,212
13,420	TAKE Solutions Ltd.	35,658
6,237	Tamil Nadu Newsprint & Papers Ltd.	40,930
13,597	Tata Chemicals Ltd.	153,705
4,668	Tata Communications Ltd.	45,162
4,448	Tata Elxsi Ltd.	74,115
70,598	Tata Global Beverages Ltd.	322,612
27,232	Tata Power Co. Ltd. (The)	38,105
132,102	Tata Steel Ltd.	1,464,356
4,213	TCI Express Ltd.	35,368
53,878	Tech Mahindra Ltd.	518,969
4,740	Techno Electric & Engineering Co. Ltd.(c)	28,040
2,619	Thermax Ltd.	50,997
23,147	Ti Financial Holdings Ltd.	250,799
31,953	Time Technoplast Ltd.	91,131
2,787	Timken India Ltd.	39,165
12,914	Titagarh Wagons Ltd.	31,715
24,556	Titan Co. Ltd.	335,714
4,248	Torrent Pharmaceuticals Ltd.	90,993
13,348	Torrent Power Ltd.	59,905

38

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INDIA (continued)
6,820	Transport Corp. of India Ltd.	$30,039
1,040	Trent Ltd.	5,201
42,672	Trident Ltd.	52,800
15,309	Triveni Engineering & Industries Ltd.	15,465
5,808	Triveni Turbine Ltd.	11,716
344	TTK Prestige Ltd.	39,504
23,147	Tube Investments Of India Ltd.	97,259
1,892	TV Today Network Ltd.	13,423
1,608,614	TV18 Broadcast Ltd.(c)	1,564,260
18,756	TVS Motor Co. Ltd.	205,478
302	TVS Srichakra Ltd.	16,923
16,121	Uflex Ltd.	106,846
2,581	Ufo Moviez India Ltd.	18,628
5,484	Unichem Laboratories Ltd.	30,889
667,402	Union Bank of India(c)	1,429,688
4,722,164	Unitech Ltd.(c)	627,357
3,158	United Breweries Ltd.	56,928
6,109	United Spirits Ltd.(c)	315,575
63,786	UPL Ltd.	754,205
7,625	VA Tech Wabag Ltd.	73,153
34,182	Vakrangee Ltd.	196,024
5,952	Vardhman Textiles Ltd.	121,410
107,548	Vedanta Ltd.	575,500
624	Vesuvius India Ltd.	13,916
16,629	V-Guard Industries Ltd.	61,061
30,234	Vijaya Bank	30,351
8,545	VIP Industries Ltd.	45,698
10,224	Voltas Ltd.	97,251
2,640	VRL Logistics Ltd.	18,201
629	VST Industries Ltd.	32,138
420	VST Tillers Tractors Ltd.	15,624
368	WABCO India Ltd.	42,948
34,344	Welspun Corp. Ltd.	86,368
8,145	West Coast Paper Mills Ltd.	34,185
3,983	Wockhardt Ltd.(c)	50,401
59,727	Zee Entertainment Enterprises Ltd.	557,513
3,524	Zensar Technologies Ltd.	52,826
888	Zydus Wellness Ltd.	13,934
		70,957,055
INDONESIA — 0.1%
890,900	Ace Hardware Indonesia Tbk PT	89,832
4,404,900	Adaro Energy Tbk PT	806,065
242,553	Adhi Karya Persero Tbk PT	40,400
2,440,500	Agung Podomoro Land Tbk PT	43,019
187,800	AKR Corporindo Tbk PT	87,318
2,912,400	Alam Sutera Realty Tbk PT	85,707
517,329	Aneka Tambang Persero Tbk PT(c)	35,355
706,700	Arwana Citramulia Tbk PT	18,052
28,100	Asahimas Flat Glass Tbk PT	11,439
121,100	Astra Agro Lestari Tbk PT	117,586
Shares		Value
INDONESIA (continued)
339,200	Asuransi Kresna Mitra Tbk PT(c)	$22,548
31,750,200	Bakrie & Brothers Tbk PT(c)	118,573
9,876,000	Bakrie Telecom Tbk PT(c)	36,882
1,260,766	Bank Bukopin Tbk PT	60,267
916,916	Bank Danamon Indonesia Tbk PT	489,670
2,438,350	Bank Pan Indonesia Tbk PT(c)	267,720
754,000	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	130,092
1,534,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	89,398
1,035,224	Bank Permata Tbk PT(c)	51,032
1,306,100	Bank Tabungan Negara Persero Tbk PT	357,047
60,500	Bank Tabungan Pensiunan Nasional Tbk PT	16,087
2,538,800	Barito Pacific Tbk PT(c)	500,611
2,167,400	Bekasi Fajar Industrial Estate Tbk PT	48,566
40,300	Blue Bird Tbk PT	10,294
771,000	Bukit Asam Persero Tbk PT	195,795
806,900	Bumi Serpong Damai Tbk PT	109,688
430,000	Charoen Pokphand Indonesia Tbk PT	110,804
3,628,701	Ciputra Development Tbk PT	368,602
644,973	Citra Marga Nusaphala Persada Tbk PT(c)	75,633
617,700	Delta Dunia Makmur Tbk PT(c)	53,980
765,500	Eagle High Plantations Tbk PT(c)	12,922
374,800	Erajaya Swasembada Tbk PT	23,515
47,800	Fajar Surya Wisesa Tbk PT	18,297
870,500	Gajah Tunggal Tbk PT	55,266
2,470,800	Global Mediacom Tbk PT	138,410
5,879,000	Hanson International Tbk PT(c)	48,741
1,043,600	Holcim Indonesia Tbk PT(c)	70,153
559,700	Indah Kiat Pulp and Paper Corp. Tbk PT	391,918
365,600	Indika Energy Tbk PT(c)	122,062
101,500	Indo Tambangraya Megah Tbk PT	229,708
1,260,200	Intiland Development Tbk PT	33,697
1,762,000	Japfa Comfeed Indonesia Tbk PT	192,144
161,509	Jasa Marga Persero Tbk PT	68,761
168,400	Jaya Real Property Tbk PT	11,131
8,204,340	Kawasan Industri Jababeka Tbk PT	182,611
1,235,800	Kmi Wire & Cable Tbk PT	46,613
334,200	Krakatau Steel Persero Tbk PT(c)	12,855
883,300	Kresna Graha Investama PT Tbk(c)	35,956
49,800	Link Net Tbk PT	20,179
187,000	Lippo Cikarang Tbk PT(c)	48,606

39

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INDONESIA (continued)
6,494,050	Lippo Karawaci Tbk PT	$266,776
306,100	Matahari Putra Prima Tbk PT(c)	11,066
1,857,675	Mayora Indah Tbk PT	310,803
3,185,200	Medco Energi Internasional Tbk PT(c)	295,003
916,500	Media Nusantara Citra Tbk PT	104,393
131,300	Mitra Adiperkasa Tbk PT	71,591
232,900	Mitra Pinasthika Mustika Tbk PT	14,264
115,500	Mnc Land Tbk PT(c)	11,819
2,149,700	Modernland Realty Tbk PT	51,380
198,000	Nippon Indosari Corpindo Tbk PT	19,152
3,181,300	Nusantara Infrastructure Tbk PT(c)	53,701
2,076,200	Pakuwon Jati Tbk PT	110,102
332,600	Pan Brothers Tbk PT	12,222
3,272,600	Panin Financial Tbk PT(c)	73,330
347,200	Perusahaan Gas Negara Persero Tbk	67,684
1,418,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	138,744
786,793	PP Persero Tbk PT	183,939
1,230,300	Salim Ivomas Pratama Tbk PT	47,784
198,800	Sawit Sumbermas Sarana Tbk PT	22,124
157,200	Selamat Sempurna Tbk PT	15,616
376,100	Semen Indonesia Persero Tbk PT	313,218
117,500	Sinar Mas Agro Resources & Technology Tbk PT	32,033
6,746,600	Sri Rejeki Isman Tbk PT	192,494
292,700	Sumber Alfaria Trijaya Tbk PT	13,227
523,400	Summarecon Agung Tbk PT	43,784
357,600	Surya Semesta Internusa Tbk PT	15,625
1,797,800	Timah Tbk PT	140,993
586,900	Tiphone Mobile Indonesia Tbk PT	40,548
193,600	Tower Bersama Infrastructure Tbk PT	88,930
4,875,000	Truba Alam Manunggal Engineering PT(a)(b)(c)	3,641
1,281,200	Tunas Baru Lampung Tbk PT	118,182
539,500	Tunas Ridean Tbk PT	47,952
43,000	United Tractors Tbk PT	124,936
578,300	Vale Indonesia Tbk PT(c)	161,977
1,938,200	Visi Media Asia Tbk PT(c)	44,298
694,685	Waskita Karya Persero Tbk PT	146,839
648,300	Wijaya Karya Persero Tbk PT	100,718
903,700	XL Axiata Tbk PT(c)	201,820
		9,924,315
IRELAND — 1.3%
723,150	Allegion Plc	62,270,447
549,198	Bank Of Ireland Group Plc(c)	5,359,426
99,747	C&C Group Plc	373,383
Shares		Value
IRELAND (continued)
17,610	COSMO Pharmaceuticals NV	$2,622,343
3,336	Datalex Plc	13,254
8,890	DCC Plc	934,693
5,572	FBD Holdings Plc(c)	74,022
644,304	Glanbia Plc	11,015,179
55,515	Grafton Group Plc - Units	623,095
83,881	Greencore Group Plc	231,646
55,324	Hibernia REIT plc	105,230
16,165	IFG Group Plc	41,544
25,492	Irish Continental Group Plc - Units	181,986
430	Kenmare Resources Plc(c)	1,724
12,297	Kingspan Group Plc(d)	567,948
6,121	Kingspan Group Plc(d)	283,160
11,560	Paddy Power Betfair Plc	1,340,515
100,315	Smurfit Kappa Group Plc	3,519,693
4,022	Tarsus Group Plc	19,131
64,171	UDG Healthcare Plc	747,584
		90,326,003
ISLE OF MAN — 0.0%
19,921	GVC Holdings Plc	262,200
29,505	Playtech Plc	331,957
		594,157
ISRAEL — 0.8%
7,252	Airport City Ltd.(c)	93,656
931	Alrov Properties and Lodging Ltd.	38,320
3,712	AudioCodes Ltd.(c)	28,896
9,420	Azorim-Investment Development & Construction Co. Ltd.(c)	11,465
28	Bayside Land Corp.	14,059
1,538	Cellcom Israel Ltd.(c)	14,366
421,763	Check Point Software Technologies Ltd.(c)	43,614,512
7,778	Clal Insurance Enterprise Holdings Ltd.(c)	151,736
9,651	Delek Automotive Systems Ltd.	75,045
771	Delek Group Ltd.	135,957
3,947	Delta-Galil Industries Ltd.	139,779
9,680	Direct Insurance Financial Investments Ltd.	127,074
56,421	El Al Israel Airlines	23,264
905	Electra Ltd.	242,027
1,009	Equital Ltd.(c)	28,657
14,334	First International Bank of Israel Ltd.	323,610
3,036	Formula Systems 1985 Ltd.	131,400
519	Fox Wizel Ltd.	10,614
1,135	Hadera Paper Ltd.(c)	80,224
43,055	Harel Insurance Investments & Financial Services Ltd.	356,321
1,822	Hilan Ltd.	42,412
1	Industrial Buildings Corp. Ltd.(c)	2

40

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
ISRAEL (continued)
2,862	Inrom Construction Industries Ltd.	$14,144
274,008	Israel Discount Bank Ltd. - Class A(c)	820,530
4,804	Jerusalem Oil Exploration(c)	296,987
4,100	Magic Software Enterprises Ltd.	36,761
16,429	Matrix IT Ltd.	195,204
1,459	Melisron Ltd.	65,396
15,752	Menora Mivtachim Holdings Ltd.	228,480
51,728	Migdal Insurance & Financial Holding Ltd.	62,173
76,835	Mizrahi Tefahot Bank Ltd.	1,497,132
7,596	Naphtha Israel Petroleum Corp. Ltd.	51,071
736	Neto ME Holdings Ltd.	68,078
7,762	Nova Measuring Instruments Ltd.(c)	211,032
5,027,925	Oil Refineries Ltd.	2,383,432
10,224	Partner Communications Co. Ltd.(c)	58,003
10,528	Paz Oil Co. Ltd.(c)	1,816,473
14,145	Phoenix Holdings Ltd. (The)(c)	88,935
1,121	Plasson Industries Ltd.	63,106
715	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	41,965
1,316	Sapiens International Corp NV(d)	16,483
380	Scope Metals Group Ltd.	11,713
68,879	Shikun & Binui Ltd.	168,494
35,913	Shufersal Ltd.	258,878
6,039	Strauss Group Ltd.	136,249
3,075	Summit Real Estate Holdings Ltd.	28,641
3,836	Tower Semiconductor Ltd.(c)	133,929
6,295	Union Bank of Israel(c)	35,695
		54,472,380
ITALY — 0.7%
898,515	A2A SpA	1,724,653
25,860	ACEA SpA	499,580
8,753	Aeffe SpA(c)	25,104
14,575	Amplifon SpA	258,949
43,268	Anima Holding SpA	362,877
21,662	Ansaldo STS SpA(c)	328,114
89,441	Arnoldo Mondadori Editore SpA(c)	249,854
22,281	Ascopiave SpA	98,204
40,350	Astaldi SpA	137,766
23,294	Autogrill SpA	324,203
19,613	Azimut Holding SpA	446,591
10,128	Banca Generali SpA	379,247
11,800	Banca IFIS SpA	560,816
36,629	Banca Mediolanum SpA	359,268
109,428	Banca Popolare di Sondrio SCPA	441,549
Shares		Value
ITALY (continued)
90,926	Banca Profilo SpA	$28,787
24,873	Banca Sistema SpA	72,571
253,605	Banco BPM SpA(c)	964,589
10,567	Banco di Desio e della Brianza SpA	30,437
15,143	BasicNet SpA	70,503
22,339	BE	27,846
4,057	Biesse SpA	228,075
131,746	BPER Banca	768,289
27,525	Brembo SpA	444,260
2,597	Brunello Cucinelli SpA	87,057
21,385	Buzzi Unicem SpA	627,924
22,083	Cairo Communication SpA	101,992
1,027	Cembre SpA	29,901
28,463	Cementir Holding SpA	267,159
40,991	Cerved Information Solutions SpA	577,632
188,481	CIR-Compagnie Industriali Riunite SpA	273,324
28,212	Credito Emiliano SpA	272,859
5,049	Danieli & C Officine Meccaniche SpA	144,492
4,885	Datalogic SpA	194,990
78,394	Davide Campari-Milano SpA	623,889
9,415	De’ Longhi SpA	316,779
3,485	DiaSorin SpA	337,276
2,953	Ei Towers SpA	180,383
2,136	El.En. SpA	78,392
21,581	Emak SpA	40,781
34,953	ERG SpA	723,414
7,087	Esprinet SpA	38,891
3,153	Eurotech SpA(c)	5,246
114,391	Falck Renewables SpA	287,597
1,070	Fila SpA	27,234
90,022	Fincantieri SpA(c)	160,833
67,104	FinecoBank Banca Fineco SpA	833,968
58,249	FNM SpA	53,516
46,449	GEDI Gruppo Editoriale SpA(c)	36,793
21,426	Geox SpA	73,154
3,426	Gruppo Mutuionline SpA	66,441
312,359	Hera SpA	1,140,166
34,030	Immobiliare Grande Distribuzione SIIQ SpA REIT	39,715
172,287	IMMSI SpA(c)	160,642
3,035	Industria Macchine Automatiche SpA	265,465
22,679	Infrastrutture Wireless Italiane SPA	164,016
128,806	Intek Group SpA(c)	48,696
8,170	Interpump Group SpA	294,568
61,258	Iren SpA	198,504
34,122	Italgas SpA	210,721
3,287	Italmobiliare SpA	100,393
91,700	Juventus Football Club SpA(c)	93,073
4,568	La Doria SpA	87,227
218,720	Leonardo SpA	2,639,499

41

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
ITALY (continued)
23,268	Maire Tecnimont SpA	$121,332
1,779	Mariella Burani SpA(a)(b)	0
6,331	MARR SpA	175,127
3,045	Massimo Zanetti Beverage Group SpA	28,808
462,698	Mediaset SpA(c)	1,839,441
185,015	Mediobanca Banca di Credito Finanziario SpA	2,249,288
25,555	Moncler SpA	842,061
3,949	Nice SpA	17,601
38,588	OVS SpA	286,018
4,871	Panariagroup Industrie Ceramiche SpA	34,351
48,389	Parmalat SpA	187,743
101,272	Piaggio & C SpA	305,788
249,325	Poste Italiane SpA	2,062,850
1,015	Prima Industrie SpA	46,690
42,317	Prysmian SpA	1,488,955
15,155	RAI Way SpA	92,950
19,423	Recordati SpA	884,289
54,124	Reno de Medici SpA	43,410
3,324	Reply SpA	215,839
42,269	Retelit SpA(c)	94,988
15,984	Rizzoli Corriere Della Sera Mediagroup SpA(c)	23,774
2,521	Sabaf SpA	61,660
1,494	SAES Getters SpA	47,671
5,491	Safilo Group SpA(c)	32,383
58,929	Saipem SpA(c)	275,900
123,151	Salini Impregilo SpA	495,699
9,274	Salvatore Ferragamo SpA	260,912
614,345	Saras SpA	1,341,668
6,627	Servizi Italia SpA	52,164
316	Sesa SpA	10,515
26,947	Snaitech SpA(c)	51,857
47,277	Societa Cattolica di Assicurazioni SCRL	588,732
42,701	Societa Iniziative Autostradali e Servizi SpA	803,719
15,060	Sogefi SpA(c)	75,240
15,067	SOL SpA	192,677
116,292	Terna Rete Elettrica Nazionale SpA	699,970
20,102	Tiscali SpA(c)	913
3,726	Tod’s SpA	281,032
6,610	Uni Land SpA(a)(b)	0
348,379	Unione di Banche Italiane SpA	1,804,526
207,824	Unipol Gruppo SpA	1,145,891
430,033	UnipolSai Assicurazioni SpA	1,111,068
11,215	Vittoria Assicurazioni SpA	181,291
147,463	Yoox Net-A-Porter Group SpA(c)	6,929,721
3,856	Zignago Vetro SpA	38,922
		48,262,168
JAPAN — 5.8%
11,400	77 Bank Ltd. (The)	298,027
Shares		Value
JAPAN (continued)
2,700	A&D Co. Ltd.	$19,736
4,600	Achilles Corp.	97,672
2,600	Adastria Co. Ltd.	55,468
141,900	ADEKA Corp.	2,508,629
2,500	Advan Co. Ltd.	24,732
1,800	Advanex, Inc.	65,375
20,400	Advantest Corp.	433,899
1,200	Aeon Delight Co. Ltd.	43,803
2,200	Aeon Fantasy Co. Ltd.	110,635
4,700	Aeon Mall Co. Ltd.	103,368
11,700	Ahresty Corp.	98,706
3,900	Ai Holdings Corp.	104,171
5,900	Aica Kogyo Co. Ltd.	227,526
2,700	Aichi Bank Ltd. (The)	137,510
9,700	Aichi Corp.	71,082
5,500	Aichi Steel Corp.	225,703
1,600	Aichi Tokei Denki Co. Ltd.	65,293
9,500	Aida Engineering Ltd.	133,837
3,800	Ain Holdings, Inc.	231,822
41,700	Air Water, Inc.	890,379
4,700	Airport Facilities Co. Ltd.	28,630
15,000	Aisan Industry Co. Ltd.	180,407
11,000	Akebono Brake Industry Co. Ltd.(c)	32,344
4,400	Akita Bank Ltd. (The)	124,338
500	Albis Co. Ltd.	16,877
6,800	Alconix Corp.	156,966
5,900	Alinco, Inc.	68,906
3,100	Alpen Co. Ltd.	71,729
2,800	Alpha Corp.	56,169
6,600	Alps Logistics Co. Ltd.	59,852
1,600	Altech Corp.	32,390
24,900	Amada Holdings Co. Ltd.	368,585
10,100	Amano Corp.	274,218
500	Amiyaki Tei Co. Ltd.	24,137
3,700	Anest Iwata Corp.	42,941
1,200	Anicom Holdings, Inc.	37,153
1,900	Anritsu Corp.	24,400
3,300	AOI TYO Holdings, Inc.	42,138
20,300	AOKI Holdings, Inc.	307,187
5,000	Aomori Bank Ltd. (The)	164,880
10,500	Aoyama Trading Co. Ltd.	412,613
6,100	Arakawa Chemical Industries Ltd.	124,716
2,500	Arata Corp.	129,385
12,300	Arcland Sakamoto Co. Ltd.	211,140
800	Arcland Service Holdings Co., Ltd.	18,122
9,738	Arcs Co. Ltd.	226,123
118,800	Ariake Japan Co. Ltd.	10,294,477
2,090	As One Corp.	134,777
3,100	Asahi Co. Ltd.	39,556
11,600	Asahi Diamond Industrial Co. Ltd.	142,915
4,350	Asahi Holdings, Inc.	86,187
144,200	Asahi Intecc Co. Ltd.	5,593,909

42

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,800	Asahi Kogyosha Co. Ltd.	$55,070
4,600	Asahi Yukizai Corp.	85,789
24,000	Asanuma Corp.	85,518
2,300	Asax Co. Ltd.	40,872
2,700	Ashimori Industry Co. Ltd.	71,426
6,000	Asia Pile Holdings Corp.	39,022
11,900	Asics Corp.	195,772
2,400	ASKA Pharmaceutical Co. Ltd.	46,606
400	Asti Corp.	18,045
6,700	Asunaro Aoki Construction Co. Ltd.	61,004
1,000	Ateam, Inc.	25,034
10,200	Atom Corp.	89,602
15,400	Autobacs Seven Co. Ltd.	307,379
4,000	Avex, Inc.	59,650
53,000	Awa Bank Ltd. (The)	336,439
3,800	Axial Retailing, Inc.	155,592
9,300	Azbil Corp.	431,904
19,900	Bando Chemical Industries Ltd.	235,147
4,400	Bank of Iwate Ltd. (The)	179,353
10,600	Bank of Kyoto Ltd. (The)	593,258
3,700	Bank of Nagoya Ltd. (The)	142,177
6,600	Bank of Okinawa Ltd. (The)	265,100
4,100	Bank of Saga Ltd. (The)	95,280
9,500	Bank of the Ryukyus Ltd.	147,673
2,200	Belc Co. Ltd.	126,555
1,300	Bell System24 Holdings, Inc.	18,660
17,300	Belluna Co. Ltd.	212,506
2,200	Benefit One, Inc.	55,418
4,700	Benesse Holdings, Inc.	176,514
8,700	Bic Camera, Inc.	133,803
4,800	BML, Inc.	129,442
1,400	Bookoff Corp.	10,670
2,800	Broadleaf Co. Ltd.	28,623
20,000	Bunka Shutter Co. Ltd.	184,483
1,200	C Uyemura & Co. Ltd.	94,531
900	Can Do Co. Ltd.	14,509
2,500	Canon Electronics, Inc.	64,945
119,700	Canon Marketing Japan, Inc.	3,282,786
5,300	Capcom Co. Ltd.	201,718
3,400	Carlit Holdings Co. Ltd.	39,740
18,800	Casio Computer Co. Ltd.	285,005
3,700	Cawachi Ltd.	90,085
21,800	Central Glass Co. Ltd.	487,240
900	Central Security Patrols Co. Ltd.	21,772
1,300	Central Sports Co. Ltd.	49,240
15,600	Chiba Kogyo Bank Ltd. (The)	76,735
1,300	Chino Corp.	20,172
4,000	Chiyoda Co. Ltd.	99,038
2,900	Chiyoda Integre Co. Ltd.	69,279
3,800	Chori Co. Ltd.	68,328
9,900	Chubu Shiryo Co. Ltd.	212,836
6,000	Chuetsu Pulp & Paper Co. Ltd.	110,250
150,500	Chugai Mining Co. Ltd.(c)	37,222
25,600	Chugoku Bank Ltd. (The)	335,565
Shares		Value
JAPAN (continued)
9,700	Chugoku Electric Power Co., Inc. (The)	$107,245
21,700	Chugoku Marine Paints Ltd.	188,635
3,200	Chukyo Bank Ltd. (The)	67,975
14,000	CI Takiron Corp.	100,669
4,600	Ci:z Holdings Co. Ltd.	244,389
71,100	Citizen Watch Co. Ltd.	543,166
12,600	CKD Corp.	340,594
21,000	Clarion Co. Ltd.	76,944
7,000	Cleanup Corp.	55,720
3,000	CMIC Holdings Co. Ltd.	57,461
12,900	CMK Corp.	126,436
2,290	Cocokara Fine, Inc.	136,767
4,500	COLOPL Inc.	39,242
6,400	Colowide Co. Ltd.	128,387
4,700	Computer Engineering & Consulting Ltd.	137,121
15,400	COMSYS Holdings Corp.	430,246
4,500	CONEXIO Corp.	99,794
19,200	Cosmo Energy Holdings Co. Ltd.	751,855
1,500	Cosmos Pharmaceutical Corp.	267,656
4,100	Create Restaurants Holdings, Inc.	45,368
5,400	Create SD Holdings Co. Ltd.	130,882
30,100	Credit Saison Co. Ltd.	546,746
4,700	CTI Engineering Co. Ltd.	51,964
12,000	CyberAgent, Inc.	519,373
3,900	D.A. Consortium Holdings, Inc.	85,881
8,600	Dai Nippon Toryo Co. Ltd.	137,149
9,100	Daibiru Corp.	114,865
18,000	Daicel Corp.	217,972
3,000	Dai-Dan Co. Ltd.	73,537
3,400	Daido Kogyo Co. Ltd.	57,118
11,600	Daido Metal Co. Ltd.	121,238
14,800	Daido Steel Co. Ltd.	873,060
10,000	Daihatsu Diesel Manufacturing Co. Ltd.	74,654
26,000	Daihen Corp.	248,163
34,000	Daiho Corp.	177,521
2,600	Daiichi Jitsugyo Co. Ltd.	79,069
1,000	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	13,484
1,500	Dai-ichi Seiko Co. Ltd.	42,113
6,600	Daiichikosho Co. Ltd.	359,110
4,600	Daiken Corp.	120,341
19,000	Daiki Aluminium Industry Co. Ltd.	154,896
2,300	Daikoku Denki Co. Ltd.	37,375
400	Daikokutenbussan Co. Ltd.	18,577
8,600	Daikyo, Inc.	181,737
4,800	Daikyonishikawa Corp.	78,043
6,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	293,487
37,000	Daio Paper Corp.	504,992
4,910	Daiseki Co. Ltd.	146,621

43

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
6,400	Daishi Bank Ltd. (The)	$302,501
5,700	Daito Bank Ltd. (The)	82,286
3,760	Daito Pharmaceutical Co. Ltd.	126,401
10,200	Daiwabo Holdings Co. Ltd.	453,146
185,980	DCM Holdings Co. Ltd.	1,839,868
16,500	DeNA Co. Ltd.	357,145
33,200	Denka Co. Ltd.	1,321,370
5,700	Denyo Co. Ltd.	95,809
110,400	Descente Ltd.	2,005,342
9,200	Dexerials Corp.	128,094
37,400	DIC Corp.	1,473,115
1,400	Digital Arts, Inc.	51,937
74,900	Digital Garage, Inc.	2,490,492
1,900	Dip Corp.	60,392
23,000	DKS Co. Ltd.	187,506
3,500	DMG Mori Co. Ltd.	79,669
4,000	Doshisha Co. Ltd.	93,945
5,674	Doutor Nichires Holdings Co. Ltd.	134,665
16,400	Dowa Holdings Co. Ltd.	682,019
400	DSB Co. Ltd.	2,689
3,200	DTS Corp.	116,809
1,200	DyDo Group Holdings, Inc.	68,590
400	Dynic Corp.	4,170
7,900	Eagle Industry Co. Ltd.	155,945
500	Earth Chemical Co. Ltd.	26,106
35,500	Ebara Corp.	1,453,559
1,400	Ebara Jitsugyo Co. Ltd.	24,430
1,100	Eco’s Co Ltd/Japan	12,867
402,100	EDION Corp.	5,138,129
700	eGuarantee, Inc.	25,103
10,400	Ehime Bank Ltd. (The)	130,703
8,000	Eidai Co. Ltd.	42,283
41,000	Eighteenth Bank Ltd. (The)	111,542
1,900	Eiken Chemical Co. Ltd.	84,410
2,800	Elecom Co. Ltd.	66,839
700	Elematec Corp.	17,069
2,600	Endo Lighting Corp.	32,437
3,000	en-japan, Inc.	159,934
5,500	EPS Holdings Inc.	133,255
4,800	Es-Con Japan Ltd.	32,009
4,200	ESPEC Corp.	117,148
2,300	Excel Co. Ltd.	56,273
15,200	Exedy Corp.	531,172
5,200	Ezaki Glico Co. Ltd.	264,835
5,800	F@N Communications, Inc.	47,018
3,000	FALCO HOLDINGS Co. Ltd.	48,420
231,000	FCC Co. Ltd.	6,178,621
35,680	Feed One Co. Ltd.	83,668
9,700	Ferrotec Holdings Corp.	254,029
26,400	FIDEA Holdings Co. Ltd.	48,365
9,300	Financial Products Group Co. Ltd.	141,412
8,500	FJ Next Co. Ltd.	74,746
11,400	Foster Electric Co. Ltd.	336,246
2,200	FP Corp.	115,874
Shares		Value
JAPAN (continued)
5,400	France Bed Holdings Co. Ltd.	$51,492
7,100	F-Tech, Inc.	108,090
16,600	Fudo Tetra Corp.	28,283
3,700	Fuji Co. Ltd.	78,155
10,600	Fuji Corp. Ltd.	83,406
6,000	Fuji Kyuko Co. Ltd.	177,247
17,700	Fuji Oil Co. Ltd.	92,091
9,600	Fuji Oil Holdings, Inc.	291,948
2,200	Fuji Pharma Co. Ltd.	82,523
5,800	Fuji Seal International, Inc.	201,090
3,800	Fuji Soft, Inc.	130,704
3,500	Fujibo Holdings, Inc.	130,164
2,700	Fujicco Co. Ltd.	57,972
10,700	Fujikura Kasei Co. Ltd.	68,413
159,300	Fujikura Ltd.	1,558,417
1,200	Fujikura Rubber Ltd.	10,069
2,200	Fujimi, Inc.	52,516
4,300	Fujimori Kogyo Co. Ltd.	154,401
1,300	Fujita Kanko, Inc.	40,904
14,100	Fujitec Co. Ltd.	193,605
6,200	Fujitsu Frontech Ltd.	105,633
8,000	Fujitsu General Ltd.	158,065
1,200	Fujiya Co. Ltd.	28,030
7,000	FuKoKu Co. Ltd.	70,404
2,000	Fukuda Corp.	119,996
4,300	Fukui Bank Ltd. (The)	104,378
1,300	Fukui Computer Holdings, Inc.	36,736
89,000	Fukuoka Financial Group, Inc.	515,233
7,400	Fukushima Bank Ltd. (The)	59,786
3,100	Fukushima Industries Corp.	139,141
5,600	Fukuyama Transporting Co. Ltd.	215,957
6,300	FULLCAST Holdings Co. Ltd.	148,483
1,000	Fumakilla Ltd.	22,350
5,400	Funai Soken Holdings, Inc.	128,013
4,400	Furukawa Co. Ltd.	99,753
26,400	Furukawa Electric Co. Ltd.	1,446,112
7,200	Furuno Electric Co. Ltd.	53,949
4,000	Furusato Industries Ltd.	67,308
3,500	Fuso Chemical Co. Ltd.	100,508
1,100	Fuso Pharmaceutical Industries Ltd.	28,625
24,900	Futaba Industrial Co. Ltd.	238,120
3,200	Future Corp.	34,559
8,900	Fuyo General Lease Co. Ltd.	653,009
500	G-7 Holdings, Inc.	11,267
2,000	Gakken Holdings Co. Ltd.	114,317
8,000	Gecoss Corp.	91,234
1,300	Genki Sushi Co. Ltd.	39,832
800	Genky DrugStores Co. Ltd.(c)	27,040
11,700	Geo Holdings Corp.	238,458
2,100	Gfoot Co. Ltd.	15,254
700	Giken Ltd.	19,589
2,500	GLOBERIDE, Inc.	59,174
12,100	Glory Ltd.	472,163
8,000	GMO Internet, Inc.	145,534

44

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,600	GMO Payment Gateway, Inc.	$140,551
3,400	Godo Steel Ltd.	69,763
2,280	Goldcrest Co. Ltd.	50,479
78,000	GS Yuasa Corp.	418,686
2,400	GSI Creos Corp.	35,262
8,300	G-Tekt Corp.	168,935
31,900	GungHo Online Entertainment, Inc.	91,752
52,000	Gunma Bank Ltd. (The)	312,943
15,400	Gunze Ltd.	955,006
3,500	Gurunavi, Inc.	43,698
6,500	H.I.S. Co. Ltd.	234,588
31,435	H2O Retailing Corp.	634,344
62,900	Hachijuni Bank Ltd. (The)	372,203
3,200	Hagihara Industries, Inc.	59,445
700	Hagiwara Electric Co. Ltd.	23,789
3,500	Hakudo Co. Ltd.	81,112
4,800	Hakuto Co. Ltd.	86,090
6,600	Hamakyorex Co. Ltd.	227,920
9,800	Haneda Zenith Holdings Co. Ltd.	38,959
18,600	Hanwa Co. Ltd.	901,292
7,000	Happinet Corp.	128,240
5,000	Hard Off Corp. Co. Ltd.	54,090
3,200	Harima Chemicals Group, Inc.	26,029
50,900	Haseko Corp.	794,482
24,260	Hazama Ando Corp.	199,778
108,631	Heiwa Corp.	2,173,217
5,500	Heiwa Real Estate Co. Ltd.	108,217
17,000	Heiwado Co. Ltd.	371,393
3,870	Hiday Hidaka Corp.	122,477
4,700	HI-LEX Corp.	120,288
3,200	Hiramatsu, Inc.	17,030
200	Hirata Corp.	22,021
52,000	Hiroshima Bank Ltd. (The)	434,405
21,200	Hitachi Capital Corp.	583,549
11,000	Hitachi Kokusai Electric, Inc.	313,364
16,800	Hitachi Transport System Ltd.	435,043
63,300	Hitachi Zosen Corp.	342,679
8,000	Hochiki Corp.	177,118
1,000	Hodogaya Chemical Co. Ltd.	54,777
129,400	Hogy Medical Co. Ltd.(b)	9,802,492
12,800	Hokkaido Electric Power Co., Inc.	83,364
25,000	Hokkan Holdings Ltd.	97,783
10,000	Hokko Chemical Industry Co. Ltd.	72,914
3,400	Hokkoku Bank Ltd. (The)	143,263
6,700	Hokuetsu Bank Ltd. (The)	153,799
7,100	Hokuetsu Industries Co. Ltd.	78,043
45,400	Hokuetsu Kishu Paper Co. Ltd.	297,344
13,400	Hokuhoku Financial Group, Inc.	200,442
1,700	Hokuriku Electric Industry Co. Ltd.	29,493
4,000	Hokuriku Electric Power Co.	32,683
Shares		Value
JAPAN (continued)
3,400	Hokuriku Electrical Construction Co. Ltd.	$34,850
3,700	Hokuto Corp.	68,293
6,200	H-One Co. Ltd.	89,561
3,320	Honeys Holdings Co. Ltd.	34,395
9,600	Hoosiers Holdings	68,326
7,700	Horiba Ltd.	494,431
1,400	Hosokawa Micron Corp.	101,823
4,600	House Foods Group, Inc.	159,907
3,300	Howa Machinery Ltd.	46,128
44,000	Hyakugo Bank Ltd. (The)	221,270
26,000	Hyakujushi Bank Ltd. (The)	91,216
40,800	Ibiden Co. Ltd.	632,350
9,000	IBJ Leasing Co. Ltd.	236,026
400	Ichibanya Co. Ltd.	16,415
1,200	Ichiken Co., Ltd.	26,678
14,000	Ichikoh Industries Ltd.	131,062
7,300	ICHINEN Holdings Co. Ltd.	118,557
4,500	Ichiyoshi Securities Co. Ltd.	58,079
4,300	Idec Corp.	125,254
7,200	IDOM, Inc.	50,322
46,400	Iino Kaiun Kaisha Ltd.	263,091
4,580	IJT Technology Holdings Co. Ltd.	44,386
2,600	Imagica Robot Holdings, Inc.	31,009
5,200	Imasen Electric Industrial	62,303
3,500	Inaba Denki Sangyo Co. Ltd.	164,468
13,200	Inabata & Co. Ltd.	200,110
5,600	Inageya Co. Ltd.	94,026
3,300	Ines Corp.	34,672
1,980	I-Net Corp.	30,252
3,000	Infocom Corp.	66,502
364,600	Infomart Corp.	2,571,604
2,300	Information Services International-Dentsu Ltd.	57,410
2,400	Innotech Corp.	23,501
2,800	Intage Holdings, Inc.	35,753
9,000	Internet Initiative Japan, Inc.	195,631
1,000	I-O Data Device, Inc.	10,333
3,000	Iriso Electronics Co. Ltd.	189,613
5,500	Iseki & Co. Ltd.	142,425
34,300	Isetan Mitsukoshi Holdings Ltd.	410,016
15,900	Ishihara Sangyo Kaisha Ltd.(c)	300,027
11,000	Ito En Ltd.	453,925
26,200	Itochu Enex Co. Ltd.	244,793
7,100	Itochu Techno-Solutions Corp.	311,523
1,300	Itochu-Shokuhin Co. Ltd.	77,640
19,300	Itoham Yonekyu Holdings, Inc.	177,142
16,200	Itoki Corp.	113,669
3,100	IwaiCosmo Holdings, Inc.	42,935
2,300	Iwasaki Electric Co. Ltd.	35,142
10,000	Iwatani Corp.	344,875
37,100	Iyo Bank Ltd. (The)	304,834
7,500	Izumi Co. Ltd.	476,092
13,900	J Trust Co. Ltd.	95,493
42,500	J. Front Retailing Co. Ltd.	777,045

45

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
1,500	JAC Recruitment Co. Ltd.	$31,465
7,600	Jaccs Co. Ltd.	195,622
900	Jalux, Inc.	24,897
1,900	Jamco Corp.	48,418
4,000	Japan Airport Terminal Co. Ltd.	154,255
7,400	Japan Asia Group Ltd.	34,163
13,000	Japan Aviation Electronics Industry Ltd.	218,036
164,100	Japan Display, Inc.(c)	356,249
600	Japan Drilling Co. Ltd.(c)	17,587
4,800	Japan Lifeline Co. Ltd.	122,935
1,500	Japan Material Co. Ltd.	58,739
3,900	Japan Medical Dynamic Marketing, Inc.	32,545
900	Japan Property Management Center Co., Ltd.	14,452
4,200	Japan Pulp & Paper Co. Ltd.	163,122
13,700	Japan Securities Finance Co. Ltd.	81,696
17,600	Japan Steel Works Ltd. (The)	548,942
20,000	Japan Transcity Corp.	87,020
18,800	Japan Wool Textile Co. Ltd. (The)	202,173
6,000	JBCC Holdings, Inc.	65,567
1,000	JCU Corp.	47,999
6,000	Jeol Ltd.	36,054
41,900	Jimoto Holdings, Inc.	72,539
1,500	JINS, Inc.	68,838
3,600	JK Holdings Co. Ltd.	30,635
3,500	JMS Co. Ltd.	20,134
2,800	Joban Kosan Co. Ltd.	47,449
3,400	J-Oil Mills, Inc.	122,085
7,500	Joshin Denki Co. Ltd.	242,168
8,500	JP-Holdings, Inc.	24,993
4,900	JSP Corp.	163,154
35,100	JSR Corp.	830,800
3,200	Juki Corp.	60,793
4,800	Juroku Bank Ltd. (The)	139,379
3,300	Justsystems Corp.	63,630
64,900	JVC Kenwood Corp.	250,278
27,900	kabu.com Securities Co. Ltd.	99,926
3,800	Kadokawa Dwango Corp.	47,861
9,700	Kaga Electronics Co. Ltd.	265,668
1,400	Kagome Co. Ltd.	52,130
14,700	Kakaku.com, Inc.	257,321
2,600	Kaken Pharmaceutical Co. Ltd.	136,228
1,000	Kameda Seika Co. Ltd.	48,457
13,800	Kamei Corp.	223,996
13,500	Kamigumi Co. Ltd.	296,043
1,800	Kanaden Corp.	24,584
1,000	Kanagawa Chuo Kotsu Co. Ltd.	33,800
7,600	Kanamoto Co. Ltd.	234,259
18,000	Kandenko Co. Ltd.	198,351
105,000	Kaneka Corp.	973,344
1,300	Kaneko Seeds Co. Ltd.	19,470
44,000	Kanematsu Corp.	600,128
Shares		Value
JAPAN (continued)
1,800	Kanematsu Electronics Ltd.	$53,092
5,700	Kansai Urban Banking Corp.	73,985
7,400	Kanto Denka Kogyo Co. Ltd.	87,035
11,900	Kasai Kogyo Co. Ltd.	190,758
1,000	Katakura & Co-op Agri Corp.	12,778
2,600	Kato Sangyo Co. Ltd.	92,883
4,500	Kato Works Co. Ltd.	142,003
2,400	KAWADA Technologies, Inc.	134,323
2,300	Kawai Musical Instruments Manufacturing Co. Ltd.	71,315
67,000	Kawasaki Kisen Kaisha Ltd.(c)	1,775,497
8,700	Keihan Holdings Co. Ltd.	274,938
15,900	Keihanshin Building Co. Ltd.	131,226
30,200	Keihin Corp.	625,467
40,000	Keiyo Bank Ltd. (The)	191,261
7,800	Keiyo Co. Ltd.	48,156
2,600	Kenko Mayonnaise Co. Ltd.	95,026
6,600	Kewpie Corp.	188,321
1,825	KEY Coffee, Inc.	35,574
2,000	KFC Holdings Japan Ltd.	36,787
500	Kinki Sharyo Co. Ltd. (The)(c)	14,129
1,400	Kintetsu Department Store Co. Ltd.(c)	50,527
5,800	Kintetsu World Express, Inc.	127,561
5,900	Kitagawa Iron Works Co. Ltd.	168,077
1,600	Kitamura Co. Ltd.	11,608
2,600	Kita-Nippon Bank Ltd. (The)	73,830
21,000	Kitano Construction Corp.	80,407
7,900	Kito Corp.	133,150
34,300	Kitz Corp.	295,023
20,700	Kiyo Bank Ltd. (The)	344,336
2,500	KLab, Inc.	43,006
7,300	Koa Corp.	176,799
22,000	Koatsu Gas Kogyo Co. Ltd.	185,197
1,000	Kobe Bussan Co. Ltd.	41,266
116,400	Kobe Steel Ltd.(c)	1,206,969
9,600	Kohnan Shoji Co. Ltd.	240,945
1,300	Kohsoku Corp.	16,076
300	Koike Sanso Kogyo Co. Ltd.	8,313
13,800	Kokuyo Co. Ltd.	255,851
800	KOMAIHALTEC, Inc.	19,837
3,400	Komatsu Wall Industry Co. Ltd.	77,237
9,900	Komeri Co. Ltd.	285,202
6,300	Kondotec, Inc.	61,228
27,500	Konica Minolta, Inc.	273,564
6,300	Konishi Co.Ltd.	114,666
10,700	Konoike Transport Co. Ltd.	195,338
5,100	Kosaido Co. Ltd.(c)	22,751
500	Koshidaka Holdings Co. Ltd.	27,709
3,400	Kotobuki Spirits Co. Ltd.	206,797
2,000	Kourakuen Holdings Corp.	33,526
2,500	Krosaki Harima Corp.	105,913
4,200	KRS Corp.	107,876
22,056	K’s Holdings Corp.	615,192
2,000	KU Holdings Co. Ltd.	21,453
4,700	Kumagai Gumi Co. Ltd.	132,601

46

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
12,067	Kumiai Chemical Industry Co. Ltd.	$78,148
15,700	Kura Corp.	953,476
63,000	Kurabo Industries Ltd.	203,710
6,400	Kureha Corp.	459,613
2,100	Kurimoto Ltd.	47,994
8,100	Kurita Water Industries Ltd.	264,880
900	Kuriyama Holdings Corp.	22,226
2,000	Kusuri No Aoki Holdings Co. Ltd.	104,791
11,100	KYB Corp.	721,902
3,300	Kyodo Printing Co. Ltd.	104,589
6,700	Kyoei Steel Ltd.	122,131
9,600	Kyokuto Kaihatsu Kogyo Co. Ltd.	167,343
1,400	Kyokuto Securities Co. Ltd.	21,403
1,600	Kyokuyo Co. Ltd.	60,676
6,500	KYORIN Holdings, Inc.	123,605
3,540	Kyoritsu Maintenance Co. Ltd.	146,081
400	Kyoritsu Printing Co. Ltd.	1,396
18,000	Kyosan Electric Manufacturing Co. Ltd.	127,782
3,500	Kyowa Electronic Instruments Co. Ltd.	14,716
19,800	Kyowa Exeo Corp.	512,910
2,700	Kyowa Leather Cloth Co. Ltd.	24,435
7,000	Kyudenko Corp.	320,601
125,940	Kyushu Financial Group, Inc.	753,310
7,000	Lasertec Corp.	249,748
1,200	LEC, Inc.	34,020
88,600	Leopalace21 Corp.	734,478
2,400	Life Corp.	61,775
148,000	Lifull Co. Ltd.	1,258,075
3,800	Link and Motivation, Inc.	32,928
8,000	Lintec Corp.	228,634
400	M&A Capital Partners Co. Ltd.(c)	31,254
48,100	M3, Inc.	1,757,983
3,700	Mabuchi Motor Co. Ltd.	218,943
10,450	Macnica Fuji Electronics Holdings, Inc.	288,603
10,000	Maeda Corp.	136,759
2,400	Maeda Kosen Co. Ltd.	44,782
29,000	Maeda Road Construction Co. Ltd.	645,773
32,000	Makino Milling Machine Co. Ltd.	359,659
4,100	Mamezou Holdings Co. Ltd.	49,762
4,600	Mandom Corp.	163,910
1,800	Mani, Inc.	63,397
7,700	Marubun Corp.	81,676
38,000	Marudai Food Co. Ltd.	173,344
400	Marufuji Sheet Piling Co. Ltd.	12,897
11,700	Maruha Nichiro Corp.	344,559
27,000	Marui Group Co. Ltd.	491,179
6,900	Maruichi Steel Tube Ltd.	207,310
7,800	Marusan Securities Co. Ltd.	76,092
Shares		Value
JAPAN (continued)
2,500	Maruwa Co. Ltd.	$223,276
2,000	Maruyama Manufacturing Co., Inc.	37,190
20,000	Maruzen Showa Unyu Co. Ltd.	93,066
6,400	Marvelous, Inc.	57,686
2,900	Matsuda Sangyo Co. Ltd.	51,800
7,700	Matsui Construction Co. Ltd.	64,960
16,400	Matsui Securities Co. Ltd.	155,482
14,400	Matsumotokiyoshi Holdings Co. Ltd.	590,272
700	Matsuya Foods Co. Ltd.	25,392
6,000	Max Co. Ltd.	83,484
2,300	Maxell Holdings Ltd.	52,965
2,400	Maxvalu Nishinihon Co. Ltd.	43,419
3,700	Maxvalu Tokai Co. Ltd.	93,542
4,400	MCJ Co. Ltd.	49,856
31,590	Mebuki Financial Group, Inc.	143,236
2,900	MEC Co. Ltd.	60,540
17,500	Medipal Holdings Corp.	342,402
1,400	Megachips Corp.	53,156
57,082	Megmilk Snow Brand Co. Ltd.	1,644,434
45,000	Meidensha Corp.	187,552
6,300	Meiko Electronics Co. Ltd.	118,302
2,600	Meiko Network Japan Co. Ltd.	31,556
12,000	Meisei Industrial Co. Ltd.	86,397
5,500	Meitec Corp.	301,777
13,200	Meiwa Corp.	60,819
2,800	Menicon Co. Ltd.	84,510
500	Metawater Co. Ltd.	13,713
4,500	Michinoku Bank Ltd. (The)	75,721
4,400	Micronics Japan Co. Ltd.	49,211
1,000	Mie Bank Ltd. (The)	22,121
4,300	Mie Kotsu Group Holdings, Inc.	18,985
5,900	Mikuni Corp.	42,317
2,474	Milbon Co. Ltd.	82,149
6,700	Mimasu Semiconductor Industry Co. Ltd.	138,885
6,300	Minato Bank Ltd. (The)	119,283
2,900	Ministop Co. Ltd.	60,672
10,800	Miraca Holdings, Inc.	494,641
16,940	Mirait Holdings Corp.	249,670
2,300	Miroku Jyoho Service Co. Ltd.	70,367
8,500	Misawa Homes Co. Ltd.	74,590
382,100	MISUMI Group, Inc.	11,497,650
6,400	Mitani Corp.	308,949
6,900	Mito Securities Co. Ltd.	27,810
10,800	Mitsuba Corp.	151,855
11,800	Mitsubishi Logisnext Co. Ltd.	112,844
7,000	Mitsubishi Logistics Corp.	182,871
55,400	Mitsubishi Materials Corp.	2,052,698
8,300	Mitsubishi Paper Mills Ltd.(c)	54,208
4,200	Mitsubishi Pencil Co. Ltd.	93,526
1,600	Mitsubishi Research Institute, Inc.	54,301
2,800	Mitsubishi Shokuhin Co. Ltd.	83,356

47

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
74,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	$481,070
13,000	Mitsuboshi Belting Ltd.	173,500
4,300	Mitsui Engineering & Shipbuilding Co. Ltd.	76,295
5,300	Mitsui High-Tec, Inc.	102,388
14,000	Mitsui Home Co. Ltd.	91,820
2,100	Mitsui Matsushima Co. Ltd.	29,431
16,100	Mitsui Mining & Smelting Co. Ltd.	899,606
42,900	Mitsui Osk Lines Ltd.	1,536,494
2,700	Mitsui Sugar Co. Ltd.	114,880
47,000	Mitsui-Soko Holdings Co. Ltd.(c)	158,432
5,500	Mixi, Inc.	242,580
1,800	Miyaji Engineering Group, Inc.	46,793
4,300	Miyazaki Bank Ltd. (The)	138,843
1,800	Miyoshi Oil & Fat Co. Ltd.	24,122
3,800	Mizuno Corp.	110,516
27,464	Mochida Pharmaceutical Co. Ltd.	2,108,165
4,300	Modec, Inc.	119,149
30,200	Monex Group, Inc.	111,760
600	Monogatari Corp. (The)	57,433
55,200	Monotaro Co. Ltd.	1,741,907
900	Moresco Corp.	17,642
5,200	Morinaga & Co. Ltd.	270,074
72,323	Morinaga Milk Industry Co. Ltd.	3,405,150
8,400	Morita Holdings Corp.	153,888
2,400	Mory Industries, Inc.	92,333
3,000	MrMax Holdings Ltd.	22,067
6,200	MTI Ltd.	36,290
1,900	Mugen Estate Co. Ltd.	20,763
218,100	Musashi Seimitsu Industry Co. Ltd.	6,952,350
3,100	Musashino Bank Ltd. (The)	108,757
10,800	Nabtesco Corp.	509,481
5,100	NAC Co. Ltd.	48,304
40,000	Nachi-Fujikoshi Corp.	278,098
800	Nafco Co. Ltd.	14,737
1,800	Nagaileben Co. Ltd.	46,068
3,500	Nagano Bank Ltd.	62,293
1,700	Nagano Keiki Co. Ltd.	20,508
34,600	Nagase & Co. Ltd.	629,120
5,000	Nagatanien Holdings Co. Ltd.	68,838
201,400	Nagoya Railroad Co. Ltd.	5,292,815
11,000	Nakabayashi Co. Ltd.	71,137
2,500	Nakanishi, Inc.	135,797
2,500	Nakano Corp.	15,412
3,800	Nakayama Steel Works Ltd.	25,932
8,000	Nankai Electric Railway Co. Ltd.	207,823
1,400	Nanto Bank Ltd. (The)	39,819
1,100	Natori Co. Ltd.	20,354
4,700	NEC Capital Solutions Ltd.	97,470
Shares		Value
JAPAN (continued)
9,300	NEC Networks & System Integration Corp.	$248,579
11,000	NET One Systems Co. Ltd.	166,154
75,300	NHK Spring Co. Ltd.	835,287
1,800	Nice Holdings, Inc.	25,243
31,000	Nichias Corp.	420,546
3,000	Nichiban Co. Ltd.	84,089
5,900	Nichiha Corp.	237,524
12,300	Nichii Gakkan Co.	157,961
12,650	Nichi-Iko Pharmaceutical Co. Ltd.	197,797
24,000	Nichirei Corp.	641,055
1,560	Nichirin Co. Ltd.	42,297
306,500	Nifco, Inc.	21,477,741
500	Nihon Chouzai Co. Ltd.	15,755
5,500	Nihon Dempa Kogyo Co. Ltd.	39,700
14,900	Nihon House Holdings Co. Ltd.	95,130
8,700	Nihon Kohden Corp.	205,686
247,800	Nihon M&A Center, Inc.	14,754,053
14,500	Nihon Nohyaku Co. Ltd.	85,138
12,000	Nihon Parkerizing Co. Ltd.	207,639
2,800	Nihon Plast Co. Ltd.	28,059
1,100	Nihon Tokushu Toryo Co. Ltd.	23,084
600	Nihon Trim Co. Ltd.	34,185
15,300	Nihon Unisys Ltd.	321,220
3,000	Nihon Yamamura Glass Co. Ltd.	5,139
19,300	Nikkiso Co. Ltd.	228,588
17,000	Nikkon Holdings Co. Ltd.	462,645
70,439	Nikon Corp.	1,365,937
400	Nippi, Inc.	17,459
28,000	Nippo Corp.	641,458
4,000	Nippon Air Conditioning Services Co. Ltd.	28,909
1,700	Nippon Carbide Industries Co. Inc.	32,281
3,100	Nippon Chemical Industrial Co. Ltd.	76,499
3,800	Nippon Chemi-Con Corp.	128,616
300	Nippon Chemiphar Co. Ltd.	12,943
36,800	Nippon Coke & Engineering Co. Ltd.	43,822
7,500	Nippon Concrete Industries Co. Ltd.	33,388
8,000	Nippon Densetsu Kogyo Co. Ltd.	175,653
21,400	Nippon Electric Glass Co. Ltd.	879,170
56,800	Nippon Express Co. Ltd.	4,079,069
15,500	Nippon Flour Mills Co. Ltd.	239,805
5,400	Nippon Gas Co. Ltd.	227,288
7,500	Nippon Hume Corp.	56,678
108,996	Nippon Kayaku Co. Ltd.	1,603,440
900	Nippon Kinzoku Co. Ltd.	24,526
1,300	Nippon Kodoshi Corp.	40,071
8,700	Nippon Koei Co. Ltd.	287,290
2,100	Nippon Koshuha Steel Co. Ltd.	18,755

48

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
336,100	Nippon Light Metal Holdings Co. Ltd.	$988,258
56,500	Nippon Paper Industries Co. Ltd.	1,073,381
37,600	Nippon Parking Development Co. Ltd.	66,472
4,700	Nippon Piston Ring Co. Ltd.	97,083
33	Nippon Prologis REIT, Inc. REIT	75,721
4,000	Nippon Rietec Co. Ltd.	49,098
3,000	Nippon Road Co. Ltd. (The)	165,155
800	Nippon Seisen Co. Ltd.	39,864
9,000	Nippon Sharyo Ltd.(c)	26,546
27,300	Nippon Sheet Glass Co. Ltd.(c)	246,318
6,000	Nippon Shokubai Co. Ltd.	425,941
11,400	Nippon Signal Co. Ltd.	119,461
32,000	Nippon Soda Co. Ltd.	220,134
8,748	Nippon Steel & Sumikin Bussan Corp.	536,082
85,800	Nippon Suisan Kaisha Ltd.	455,840
8,000	Nippon Thompson Co. Ltd.	62,655
4,300	Nippon Valqua Industries Ltd.	130,375
64,000	Nippon Yusen KK(c)	1,601,026
32,800	Nipro Corp.	506,557
14,600	Nishimatsu Construction Co. Ltd.	414,583
3,500	Nishimatsuya Chain Co. Ltd.	41,165
19,200	Nishi-Nippon Financial Holdings, Inc.	250,970
5,600	Nishi-Nippon Railroad Co. Ltd.	155,940
3,900	Nishio Rent All Co. Ltd.	125,927
9,600	Nissan Tokyo Sales Holdings Co. Ltd.	35,175
1,200	Nissei ASB Machine Co. Ltd.	79,033
5,500	Nissei Build Kogyo Co. Ltd.	69,172
1,500	Nissei Plastic Industrial Co. Ltd.	25,172
2,400	Nissha Co. Ltd.	62,303
6,800	Nisshin Fudosan Co. Ltd.	58,053
8,000	Nisshin Oillio Group Ltd. (The)	241,092
11,324	Nisshin Steel Co. Ltd.	190,756
55,568	Nisshinbo Holdings, Inc.	787,939
5,600	Nissin Corp.	148,964
7,000	Nissin Electric Co. Ltd.	77,778
19,400	Nissin Kogyo Co. Ltd.	364,117
3,200	Nitta Corp.	134,836
1,900	Nitta Gelatin, Inc.	14,567
14,400	Nitto Boseki Co. Ltd.	431,327
10,100	Nitto Kogyo Corp.	172,913
2,600	Nitto Kohki Co. Ltd.	71,686
12,000	Nitto Seiko Co. Ltd.	71,338
13,100	Nittoc Construction Co. Ltd.	84,117
500	Nittoku Engineering Co. Ltd.	24,137
3,200	Noda Corp.	42,356
1,200	Noevir Holdings Co. Ltd.	97,389
221,434	NOF Corp.	5,938,983
2,700	Nohmi Bosai Ltd.	49,909
Shares		Value
JAPAN (continued)
6,500	Nojima Corp.	$156,293
43,900	NOK Corp.	1,020,996
5,000	Nomura Co. Ltd.	112,943
58,300	Nomura Real Estate Holdings, Inc.	1,394,885
2,100	Noritake Co. Ltd.	111,954
3,800	Noritsu Koki Co. Ltd.	94,852
6,600	Noritz Corp.	130,223
62,900	North Pacific Bank Ltd.	218,367
1,000	Nozawa Corp.	14,601
4,100	NS Solutions Corp.	110,039
4,600	NS United Kaiun Kaisha Ltd.	113,178
3,100	NSD Co. Ltd.	65,425
150,700	NTN Corp.	771,652
8,400	NTT Urban Development Corp.	109,799
1,000	Nuflare Technology, Inc.	64,487
2,200	Obara Group, Inc.	151,543
1,800	Odelic Co. Ltd.	77,824
27,000	Oenon Holdings, Inc.	100,907
4,800	Ogaki Kyoritsu Bank Ltd. (The)	124,078
39,900	Ohsho Food Service Corp.	1,863,974
7,245	Oiles Corp.	150,249
4,600	Oita Bank Ltd. (The)	180,553
11,100	Okabe Co. Ltd.	114,081
8,000	Okamoto Industries, Inc.	90,501
900	Okamoto Machine Tool Works Ltd.	39,489
11,900	Okamura Corp.	165,905
23,000	Okasan Securities Group, Inc.	156,957
3,200	Okinawa Cellular Telephone Co.	123,697
2,337	Okinawa Electric Power Co., Inc. (The)	59,447
1,800	OKK Corp.	21,781
7,000	OKUMA Corp.	480,260
4,800	Okumura Corp.	207,310
26,000	Okura Industrial Co. Ltd.	158,139
10,000	Okuwa Co. Ltd.	104,058
2,600	ONO Sokki Co. Ltd.	21,244
3,500	Onoken Co. Ltd.	62,421
26,000	Onward Holdings Co. Ltd.	223,157
4,800	Open House Co. Ltd.	281,836
3,400	OPT Holding, Inc.	46,342
1,800	Optex Group Co. Ltd.	114,757
1,800	Organo Corp.	59,439
18,000	Orient Corp.	29,678
2,000	Origin Electric Co. Ltd.	32,591
6,400	Osaka Organic Chemical Industry Ltd.	100,892
4,800	Osaka Soda Co. Ltd.	123,375
16,000	Osaki Electric Co. Ltd.	117,981
12,500	OSG Corp.	316,593
12,200	OSJB Holdings Corp.	35,984
500	OUG Holdings, Inc.	12,059
8,000	Outsourcing Inc.	151,031
24,900	Pacific Industrial Co. Ltd.	377,708

49

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
3,100	Pacific Metals Co. Ltd.(c)	$101,658
2,450	Pack Corp. (The)	84,382
1,400	PAL Group Holdings Co. Ltd.	39,947
5,050	PALTAC Corp.	223,195
67,799	Paramount Bed Holdings Co. Ltd.	3,570,983
4,500	Parco Co. Ltd.	63,479
10,500	Park24 Co. Ltd.	262,284
3,000	Pasco Corp.	9,123
1,900	Pasona Group, Inc.	40,847
9,100	PC Depot Corp.	66,352
4,100	Pegasus Sewing Machine Manufacturing Co. Ltd.	28,618
57,100	Penta-Ocean Construction Co. Ltd.	438,828
800	Pepper Food Service Co. Ltd.	35,284
74,700	PeptiDream, Inc.(c)	3,079,143
700	PIA Corp.	46,038
18,300	Pigeon Corp.	714,097
6,200	Pilot Corp.	307,246
6,600	Piolax, Inc.	197,087
141,100	Pioneer Corp.(c)	299,855
3,500	Plenus Co. Ltd.	68,577
62,000	Press Kogyo Co. Ltd.	393,002
8,000	Pressance Corp.	114,610
6,000	Prestige International, Inc.	78,483
15,000	Prima Meat Packers Ltd.	102,363
2,300	Proto Corp.	34,657
6,400	PS Mitsubishi Construction Co. Ltd.	55,634
3,700	Qol Co. Ltd.	73,376
17,400	Raito Kogyo Co. Ltd.	197,159
2,000	Rasa Industries Ltd.	47,229
2,000	Raysum Co. Ltd.	30,613
2,300	Relia, Inc.	27,873
19,000	Relo Group, Inc.	562,151
2,000	Renesas Easton Co. Ltd.	14,693
111,840	Rengo Co. Ltd.	905,620
519,900	Resorttrust, Inc.	12,358,162
3,000	Rheon Automatic Machinery Co. Ltd.	60,758
9,200	Ricoh Leasing Co. Ltd.	337,510
4,800	Right On Co. Ltd.	41,286
2,900	Riken Corp.	164,432
6,500	Riken Keiki Co. Ltd.	145,933
19,000	Riken Technos Corp.	107,905
900	Riken Vitamin Co. Ltd.	34,913
3,000	Ringer Hut Co. Ltd.	67,079
16,200	Riso Kagaku Corp.	304,798
8,500	Riso Kyoiku Co. Ltd.	65,247
1,800	Rock Field Co. Ltd.	35,829
11,400	Rohto Pharmaceutical Co. Ltd.	307,425
1,400	Rokko Butter Co. Ltd.	35,882
1,300	Roland DG Corp.	38,165
1,700	Rorze Corp.	42,434
25,800	Round One Corp.	478,093
Shares		Value
JAPAN (continued)
5,400	Royal Holdings Co. Ltd.	$147,650
13,600	Ryobi Ltd.	404,250
3,000	Ryoden Corp.	52,762
7,500	Ryosan Co. Ltd.	287,167
70,800	S Foods, Inc.	3,080,517
1,700	Sac’s Bar Holdings, Inc.	18,920
2,200	Saibu Gas Co. Ltd.	57,675
4,700	Saizeriya Co. Ltd.	142,072
5,600	Sakai Chemical Industry Co. Ltd.	157,223
1,400	Sakai Heavy Industries Ltd.	60,209
1,800	Sakai Moving Service Co. Ltd.	85,738
1,800	Sakai Ovex Co. Ltd.	43,166
9,300	Sakata INX Corp.	157,172
10,000	Sala Corp.	64,578
5,100	SAMTY Co. Ltd.	91,423
2,300	San-A Co. Ltd.	113,346
31,000	San-Ai Oil Co. Ltd.	451,214
8,400	Sanden Holdings Corp.(c)	183,050
1,900	Sanei Architecture Planning Co. Ltd.	40,395
20,350	Sangetsu Corp.	404,129
40,800	San-In Godo Bank Ltd. (The)	420,819
34,000	Sanken Electric Co. Ltd.	247,907
800	Sanko Metal Industrial Co. Ltd.	31,217
7,100	Sankyo Co. Ltd.	230,228
12,300	Sankyo Tateyama, Inc.	172,495
10,400	Sankyu, Inc.	482,990
14,600	Sanoh Industrial Co. Ltd.	116,217
4,600	Sanoyas Holdings Corp.	12,304
6,800	Sanshin Electronics Co. Ltd.	127,878
30,800	Sanwa Holdings Corp.	427,143
3,800	Sanyo Chemical Industries Ltd.	200,843
1,800	Sanyo Denki Co. Ltd.	143,281
400	Sanyo Electric Railway Co. Ltd.	10,193
2,400	Sanyo Housing Nagoya Co. Ltd.	27,589
800	Sanyo Industries Ltd.	15,880
12,000	Sanyo Special Steel Co. Ltd.	303,490
2,100	Sanyo Trading Co. Ltd.	51,764
13,000	Sapporo Holdings Ltd.	390,583
1,500	SATO Holdings Corp.	48,228
2,700	Sato Shoji Corp.	30,940
4,100	Satori Electric Co. Ltd.	42,739
7,800	Sawada Holdings Co. Ltd.	80,808
55,092	Sawai Pharmaceutical Co. Ltd.	2,518,174
3,500	SAXA Holdings, Inc.	67,743
94,980	SBI Holdings, Inc.	2,295,981
8,500	SBS Holdings, Inc.	88,293
1,900	Scala, Inc.	14,411
2,900	SCREEN Holdings Co. Ltd.	251,827
5,800	Scroll Corp.	27,095
800	SCSK Corp.	36,787
57,700	Sega Sammy Holdings, Inc.	804,956
800	Seibu Electric Industry Co. Ltd.	21,925
3,200	Seika Corp.	86,295
11,400	Seikitokyu Kogyo Co. Ltd.	66,623

50

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
10,800	Seiko Holdings Corp.	$310,140
38,300	Seino Holdings Co. Ltd.	635,351
12,300	Seiren Co. Ltd.	253,616
6,600	Sekisui Plastics Co. Ltd.	83,671
35,500	Senko Group Holdings Co. Ltd.	254,291
2,000	Senshu Electric Co. Ltd.	58,624
83,320	Senshu Ikeda Holdings, Inc.	319,786
8,800	Senshukai Co. Ltd.(c)	48,768
13,000	Septeni Holdings Co. Ltd.	44,179
15,642	Seria Co. Ltd.	931,327
70,200	Seven Bank Ltd.	258,500
1,200	Shibaura Electronics Co. Ltd.	67,711
11,000	Shibaura Mechatronics Corp.	46,652
3,400	Shibusawa Warehouse Co. Ltd. (The)	62,600
4,400	Shibuya Corp.	187,414
1,400	Shidax Corp.	6,348
42,000	Shiga Bank Ltd. (The)	225,447
4,400	Shikibo Ltd.	55,620
4,000	Shikoku Bank Ltd. (The)	60,456
14,000	Shikoku Chemicals Corp.	232,628
8,100	Shikoku Electric Power Co., Inc.	91,410
3,600	Shima Seiki Manufacturing Ltd.	260,181
12,749	Shimachu Co. Ltd.	420,996
3,000	Shimamura Co. Ltd.	352,569
1,800	Shimizu Bank Ltd. (The)	53,504
3,100	Shin Nippon Air Technologies Co. Ltd.	43,474
3,200	Shinagawa Refractories Co. Ltd.	96,876
1,200	Shindengen Electric Manufacturing Co. Ltd.	110,580
23,600	Shinko Electric Industries Co. Ltd.	199,747
12,700	Shinko Plantech Co. Ltd.	131,107
18,000	Shinmaywa Industries Ltd.	172,300
8,400	Shinnihon Corp.	79,176
2,800	Shinoken Group Co. Ltd.	67,326
2,200	Shinsho Corp.	79,601
900	Shinwa Co. Ltd.	20,973
8,800	Ship Healthcare Holdings, Inc.	287,368
3,000	Shizuki Electric Co., Inc.	26,793
27,900	Shizuoka Gas Co. Ltd.	243,042
700	Shochiku Co. Ltd.	103,746
800	Shoei Co. Ltd.	36,640
2,400	Shoei Foods Corp.	97,829
1,000	Showa Aircraft Industry Co. Ltd.	13,319
19,600	Showa Corp.	245,067
40,200	Showa Denko KK	1,859,577
6,400	Showa Sangyo Co. Ltd.	165,203
96,500	Showa Shell Sekiyu KK	1,367,459
2,600	Siix Corp.	117,651
3,000	Sinanen Holdings Co. Ltd.	71,448
31,000	Sinfonia Technology Co. Ltd.	132,894
2,600	Sinko Industries Ltd.	50,514
Shares		Value
JAPAN (continued)
1,400	SK-Electronics Co. Ltd.	$27,379
101,000	SKY Perfect JSAT Holdings, Inc.	476,459
2,800	Skylark Co. Ltd.	40,319
17,000	SMK Corp.	74,902
2,800	SMS Co. Ltd.	99,130
9,300	Sodick Co. Ltd.	129,316
2,400	Softbank Technology Corp.	46,320
2,700	Sogo Medical Co. Ltd.	161,995
2,400	Sohgo Security Services Co. Ltd.	129,926
315,700	Sojitz Corp.	1,017,921
1,700	Soken Chemical & Engineering Co. Ltd.	37,202
31,300	Sotetsu Holdings, Inc.	861,560
18,500	Sparx Group Co. Ltd.	59,650
700	SPK Corp.	19,749
300	ST Corp.	6,834
4,100	St. Marc Holdings Co. Ltd.	116,424
5,600	Star Micronics Co. Ltd.	117,314
55,100	Start Today Co. Ltd.	1,617,619
4,900	Starts Corp., Inc.	136,672
2,200	Starzen Co. Ltd.	111,441
3,200	Stella Chemifa Corp.	108,455
1,300	Studio Alice Co. Ltd.(c)	33,462
2,700	Sugi Holdings Co. Ltd.	143,693
2,700	Sugimoto & Co. Ltd.	46,744
4,800	Sumida Corp.	90,442
700	Suminoe Textile Co. Ltd.	20,422
104,000	Sumitomo Bakelite Co. Ltd.	890,721
6,900	Sumitomo Densetsu Co. Ltd.	145,306
67,800	Sumitomo Forestry Co. Ltd.	1,164,468
27,400	Sumitomo Heavy Industries Ltd.	1,248,649
25,300	Sumitomo Mitsui Construction Co. Ltd.	143,916
609,474	Sumitomo Osaka Cement Co. Ltd.	2,869,558
7,000	Sumitomo Precision Products Co. Ltd.	26,225
19,100	Sumitomo Riko Co. Ltd.	201,200
39,703	Sumitomo Rubber Industries Ltd.	769,912
3,800	Sumitomo Seika Chemicals Co. Ltd.	198,058
7,500	Sun Frontier Fudousan Co. Ltd.	94,325
2,200	Suncall Corp.	15,235
3,600	Sun-Wa Technos Corp.	82,045
9,990	Suzuken Co. Ltd.	425,058
4,200	SWCC Showa Holdings Co. Ltd.(c)	35,894
1,700	Systena Corp.	58,473
7,000	T&K Toka Co. Ltd.	93,936
3,200	T. Hasegawa Co. Ltd.	66,363
3,000	T. RAD Co. Ltd.	104,424
3,240	Tachibana Eletech Co. Ltd.	63,423
7,800	Tachi-S Co. Ltd.	141,539
36,700	Tadano Ltd.	640,073
51

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
3,000	Taihei Dengyo Kaisha Ltd.	$77,192
33,430	Taiheiyo Cement Corp.	1,419,328
9,600	Taiho Kogyo Co. Ltd.	145,622
5,000	Taikisha Ltd.	174,040
700	Taiko Pharmaceutical Co. Ltd.	15,915
300	Taisei Lamick Co., Ltd.	9,013
3,000	Taiyo Holdings Co. Ltd.	146,194
38,500	Taiyo Yuden Co. Ltd.	648,191
3,300	Takaoka Toko Co. Ltd.	52,688
17,700	Takara Holdings, Inc.	217,582
13,600	Takara Leben Co. Ltd.	60,669
11,000	Takara Standard Co. Ltd.	181,469
5,200	Takasago International Corp.	160,758
171,700	Takasago Thermal Engineering Co. Ltd.	3,239,919
1,800	Takashima & Co. Ltd.	38,137
122,000	Takashimaya Co. Ltd.	1,263,919
3,100	Take And Give Needs Co. Ltd.	32,258
2,600	Takeei Corp.	33,033
5,700	Takeuchi Manufacturing Co. Ltd.	147,238
3,300	Takisawa Machine Tool Co. Ltd.	74,210
9,000	Takuma Co. Ltd.	121,847
6,800	Tama Home Co. Ltd.	74,123
1,900	Tamron Co. Ltd.	41,857
29,000	Tamura Corp.	228,717
1,950	Tanseisha Co. Ltd.	21,899
16,300	Tatsuta Electric Wire and Cable Co. Ltd.	119,895
9,000	Tayca Corp.	275,350
10,700	TBK Co. Ltd.	55,573
600	Techno Medica Co. Ltd.	10,508
58,600	Teijin Ltd.	1,294,171
2,000	Tekken Corp.	60,273
900	T-Gaia Corp.	22,350
7,900	THK Co. Ltd.	327,086
21,266	TIS, Inc.	751,917
6,000	Toa Corp.	76,010
5,200	Toa Corp.(c)	142,134
58,000	Toa Oil Co. Ltd.	86,599
2,200	Toa Road Corp.	86,956
39,450	Toagosei Co. Ltd.	509,160
56,100	Tobishima Corp.	93,012
500	Tobu Store Co. Ltd.	13,946
17,100	TOC Co. Ltd.	147,238
2,200	Tocalo Co. Ltd.	110,433
34,700	Tochigi Bank Ltd. (The)	143,987
34,000	Toda Corp.	267,216
300	Toda Kogyo Corp.	12,572
2,000	Toei Co. Ltd.	205,734
4,200	Toenec Corp.	125,996
59,000	Toho Bank Ltd. (The)	212,934
4,000	Toho Co. Ltd.	95,814
3,200	Toho Gas Co. Ltd.	93,652
6,900	Toho Holdings Co. Ltd.	160,349
Shares		Value
JAPAN (continued)
5,000	Toho Titanium Co. Ltd.	$70,715
6,800	Toho Zinc Co. Ltd.	412,971
2,600	Tohoku Bank Ltd. (The)	35,510
15,000	Tokai Carbon Co. Ltd.	217,230
4,800	Tokai Corp.	117,087
19,000	TOKAI Holdings Corp.	183,265
1,200	Tokai Lease Co. Ltd.	24,468
17,100	Tokai Rika Co. Ltd.	369,975
20,000	Tokai Tokyo Financial Holdings, Inc.	152,423
3,084	Tokushu Tokai Paper Co. Ltd.	118,365
10,800	Tokuyama Corp.	342,292
11,750	Tokyo Century Corp.	633,942
28,100	Tokyo Dome Corp.	267,693
1,100	Tokyo Electron Device Ltd.	22,983
7,000	Tokyo Energy & Systems, Inc.	71,045
2,600	Tokyo Individualized Educational Institute, Inc.	27,388
5,000	Tokyo Keiki, Inc.	63,433
8,800	Tokyo Ohka Kogyo Co. Ltd.	402,235
400	Tokyo Rakutenchi Co. Ltd.	20,885
5,300	Tokyo Rope Manufacturing Co. Ltd.	89,231
2,500	Tokyo Sangyo Co. Ltd.	13,580
6,800	Tokyo Seimitsu Co. Ltd.	296,492
27,500	Tokyo Steel Manufacturing Co. Ltd.	243,588
59,800	Tokyo Tatemono Co. Ltd.	959,144
4,400	Tokyo Tekko Co. Ltd.	79,359
6,275	Tokyo Ty Financial Group, Inc.	172,437
1,700	Tokyotokeiba Co. Ltd.	68,906
12,500	Tokyu Construction Co. Ltd.	135,568
197,600	Tokyu Fudosan Holdings Corp.	1,556,618
27,000	Toli Corp.	108,079
1,100	Tomen Devices Corp.	32,394
7,300	Tomoe Corp.	40,723
1,300	Tomoe Engineering Co. Ltd.	24,102
8,200	Tomoku Co. Ltd.	164,796
26,700	TOMONY Holdings, Inc.	131,580
11,800	Tomy Co. Ltd.	178,130
1,700	Tonami Holdings Co. Ltd.	86,113
8,100	Topcon Corp.	205,894
17,200	Toppan Forms Co. Ltd.	193,632
8,100	Topre Corp.	246,702
7,200	Topy Industries Ltd.	233,800
4,000	TORIDOLL Holdings Corp.	140,332
2,500	Torii Pharmaceutical Co. Ltd.	70,761
5,000	Torishima Pump Manufacturing Co. Ltd.	50,792
12,100	Tosei Corp.	148,631
26,000	Toshiba Machine Co. Ltd.	212,201
9,300	Toshiba Plant Systems & Services Corp.	183,155
41,000	Toshiba TEC Corp.	247,870
2,000	Tosho Co. Ltd.	67,235
5,900	Totetsu Kogyo Co. Ltd.	191,046

52

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
9,400	Towa Bank Ltd. (The)	$129,415
5,500	Towa Corp.	116,882
3,300	Towa Pharmaceutical Co. Ltd.	186,205
23,700	Toyo Construction Co. Ltd.	135,249
600	Toyo Denki Seizo KK	10,926
3,200	Toyo Engineering Corp.	38,985
89,000	Toyo Ink SC Holdings Co. Ltd.	540,506
7,500	Toyo Kohan Co. Ltd.	38,472
2,100	Toyo Machinery & Metal Co. Ltd.	21,314
16,000	Toyo Securities Co. Ltd.	51,150
62,500	Toyo Seikan Group Holdings Ltd.	1,007,603
104,232	Toyo Suisan Kaisha Ltd.	4,224,847
700	Toyo Tanso Co. Ltd.	24,205
29,200	Toyo Tire & Rubber Co. Ltd.	620,002
2,000	Toyo Wharf & Warehouse Co. Ltd.	33,361
47,000	Toyobo Co. Ltd.	894,193
36,000	Toyoda Gosei Co. Ltd.	954,658
9,200	Toyota Boshoku Corp.	196,607
5,100	TPR Co. Ltd.	163,506
1,200	Trancom Co. Ltd.	89,365
3,000	Transcosmos, Inc.	79,692
5,200	Trusco Nakayama Corp.	153,614
12,500	TS Tech Co. Ltd.	534,144
47,000	Tsubakimoto Chain Co.	394,788
1,600	Tsubakimoto Kogyo Co. Ltd.	47,119
7,000	Tsudakoma Corp.(c)	19,108
20,833	Tsukuba Bank Ltd.	77,477
5,000	Tsukui Corp.	39,388
8,800	Tsumura & Co.	297,444
1,200	Tsurumi Manufacturing Co. Ltd.	22,808
7,000	TTK Co. Ltd.	41,037
3,900	Tv Tokyo Holdings Corp.	88,739
12,184	UACJ Corp.	327,340
32,780	Ube Industries Ltd.	975,863
4,200	Uchida Yoko Co. Ltd.	129,843
600	Ueki Corp.	14,971
2,500	UKC Holdings Corp.	53,243
7,200	Ulvac, Inc.	480,791
18,500	Unipres Corp.	489,910
2,600	United Arrows Ltd.	114,198
9,300	United Super Markets Holdings, Inc.	94,218
6,200	Unitika Ltd.(c)	45,207
3,900	Universal Entertainment Corp.	185,765
3,700	Unizo Holdings Co. Ltd.	106,421
8,600	U-Shin Ltd.(c)	57,192
2,100	UT Group Co. Ltd.(c)	69,154
8,800	Utoc Corp.	39,740
600	V Technology Co. Ltd.	119,373
10,500	Valor Holdings Co. Ltd.	252,185
2,200	Vector, Inc.	43,871
1,400	Village Vanguard Co. Ltd.	13,145
11,200	Vital KSK Holdings, Inc.	99,309
Shares		Value
JAPAN (continued)
16,200	VT Holdings Co. Ltd.	$89,184
11,500	Wacoal Holdings Corp.	352,363
3,300	Wakachiku Construction Co. Ltd.	52,627
5,900	Wakita & Co. Ltd.	72,906
7,600	Warabeya Nichiyo Holdings Co. Ltd.	194,717
2,700	WATAMI Co. Ltd.	39,918
600	Weathernews, Inc.	18,604
6,680	Welcia Holdings Co. Ltd.	283,305
5,900	West Holdings Corp.	39,885
1,000	Wowow, Inc.	31,327
6,500	Xebio Holdings Co. Ltd.	138,074
1,000	Y.A.C. Holdings Co. Ltd.	10,351
4,000	Yachiyo Industry Co. Ltd.	61,848
6,000	Yahagi Construction Co. Ltd.	50,453
600	Yakuodo Co. Ltd.	18,357
9,600	YAMABIKO Corp.	157,758
372,972	Yamada Denki Co. Ltd.	2,210,432
8,400	Yamagata Bank Ltd. (The)	184,435
51,000	Yamaguchi Financial Group, Inc.	597,032
5,400	Yamaichi Electronics Co. Ltd.	112,036
45,000	Yamanashi Chuo Bank Ltd. (The)	190,437
5,100	Yamatane Corp.	98,711
2,600	Yamato Corp.	20,267
800	Yamaya Corp.	23,596
1,200	Yamazaki Baking Co. Ltd.	23,611
100	Yamazawa Co. Ltd.	1,607
10,300	Yamazen Corp.	124,823
1,200	Yaoko Co. Ltd.	58,258
700	Yashima Denki Co. Ltd.	6,143
4,700	Yellow Hat Ltd.	141,641
10,100	Yokogawa Bridge Holdings Corp.	259,416
161,200	Yokogawa Electric Corp.	3,419,797
22,300	Yokohama Reito Co. Ltd.	228,168
42,500	Yokohama Rubber Co. Ltd. (The)	1,079,143
1,000	Yokowo Co. Ltd.	19,767
1,400	Yondoshi Holdings, Inc.	35,907
8,300	Yorozu Corp.	179,046
2,700	Yoshinoya Holdings Co. Ltd.	47,733
6,800	Yuasa Trading Co. Ltd.	242,301
2,700	Yuken Kogyo Co. Ltd.	73,059
1,100	Yume No Machi Souzou Iinkai Co. Ltd.	18,560
2,700	Yumeshin Holdings Co. Ltd.	31,830
15,000	Yurtec Corp.	122,012
900	Yushiro Chemical Industry Co. Ltd.	14,369
2,400	Zenrin Co. Ltd.	82,330
14,300	Zensho Holdings Co. Ltd.	250,188
52,000	Zeon Corp.	781,643
1,500	ZERIA Pharmaceutical Co. Ltd.	30,146

53

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
JAPAN (continued)
2,000	ZIGExN Co., Ltd.(c)	$20,720
4,000	Zojirushi Corp.	49,061
		395,742,040
JERSEY CHANNEL ISLANDS — 0.1%
400,611	Centamin Plc	924,881
69,139	Novocure Ltd.(c)	1,552,171
49,289	Phoenix Group Holdings	534,670
3,503	Randgold Resources Ltd.	352,439
		3,364,161
JORDAN — 0.0%
29,542	Hikma Pharmaceuticals Plc	405,610
LIECHTENSTEIN — 0.0%
502	Liechtensteinische Landesbank AG	27,723
690	VP Bank AG	110,015
		137,738
LUXEMBOURG — 0.3%
19,503	APERAM SA	1,159,855
53,577	B&M European Value Retail SA	316,380
60,129	d’Amico International Shipping SA(c)	19,447
1,249	Eurofins Scientific SE	814,120
22,500	L’Occitane International SA	41,706
197,324	SES SA	3,079,513
137,705	Stabilus SA	13,352,653
1,389	Sword Group	64,238
		18,847,912
MACAU — 0.0%
99,000	Macau Legend Development Ltd.(c)	15,693
MALAYSIA — 0.2%
45,000	7-Eleven Malaysia Holdings Berhad	18,010
75,100	Aeon Co. (M) Berhad	31,599
9,450	Aeon Credit Service M Berhad	32,633
314,490	Affin Holdings Berhad(a)(b)	204,133
585,500	AirAsia Berhad	621,890
402,900	AirAsia X Berhad(c)	41,864
297,900	Alliance Bank Malaysia Berhad	330,936
844,400	Ammb Holdings Berhad	1,044,194
20,100	Amway Malaysia Holdings Berhad	40,739
39,200	Ann Joo Resources Berhad	35,099
29,700	APM Automotive Holdings Berhad	28,574
146,000	Astro Malaysia Holdings Berhad	97,390
32,700	Batu Kawan Berhad	166,111
855,519	Berjaya Corp. Berhad(c)	74,627
99,600	Berjaya Land Berhad(c)	8,560
75,119	Berjaya Sports Toto Berhad	43,556
95,200	Bermaz Auto Berhad	54,711
Shares		Value
MALAYSIA (continued)
61,300	BIMB Holdings Berhad	$65,267
579,307	Boustead Holdings Berhad	426,557
59,400	Boustead Plantation Berhad	25,755
5,000	British American Tobacco Malaysia Berhad	43,846
596,400	Bumi Armada Berhad(c)	129,295
64,500	Bursa Malaysia Berhad	180,373
60,400	Cahya Mata Sarawak Berhad	67,408
19,400	Carlsberg Brewery-Malaysia Berhad	79,337
98,060	CB Industrial Product Holding Berhad	44,781
70,800	Datasonic Group Berhad	21,434
93,460	Dialog Group Berhad	61,384
151,900	DRB-Hicom Berhad	101,325
2,300	Dutch Lady Milk Industries Berhad	37,234
181,174	Eastern & Oriental Berhad	66,469
150,900	Eco World Development Group Berhad(c)	54,201
180,600	Ekovest Berhad	46,103
275,850	Evergreen Fibreboard Berhad	40,694
636,100	Felda Global Ventures Holdings Berhad	328,025
2,200	Fraser & Neave Holdings Berhad	16,459
225,400	Gadang Holdings Berhad	67,081
158,800	Gamuda Berhad	208,596
31,000	Genting Plantations Berhad	79,692
44,550	George Kent Malaysia Berhad	43,661
23,300	Globetronics Technology Berhad	37,780
27,600	Goldis Berhad	22,164
41,100	GuocoLand Malaysia Berhad	11,388
28,500	Hai-O Enterprise Berhad	39,338
240,680	HAP Seng Consolidated Berhad	600,195
93,500	Hap Seng Plantations Holdings Berhad	61,170
59,800	Hartalega Holdings Berhad	181,038
26,100	Heineken Malaysia Berhad	127,897
44,500	Hengyuan Refining Co Berhad(c)	147,277
47,600	Heveaboard Berhad	12,212
240,700	Hibiscus Petroleum Berhad(c)	60,519
39,700	Hong Leong Industries Berhad	98,798
519,180	IJM Corp. Berhad	411,588
36,700	IJM Plantations Berhad	22,598
52,754	Inari Amertron Berhad	44,664
104,400	Insas Berhad	25,981
217,600	Ioi Properties Group Berhad	111,096
59,079	Kenanga Investment Bank Berhad	9,246
45,100	Kian JOO CAN Factory Berhad	34,134
33,300	Kossan Rubber Industries	73,900
262,100	KPJ Healthcare Berhad	65,227
293,574	KSL Holdings Berhad(c)	77,578
27,950	Kumpulan Fima Berhad	11,258

54

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
MALAYSIA (continued)
157,800	Landmarks Berhad(c)	$35,222
134,300	LBS Bina Group Berhad	81,660
79,000	Lingkaran Trans Kota Holdings Berhad	116,339
14,100	LPI Capital Berhad	70,685
15,900	Magni-Tech Industries Berhad	20,273
430,873	Mah Sing Group Berhad	158,078
83,300	Malakoff Corp Berhad	20,303
73,050	Malayan Flour Mills Berhad	41,044
137,923	Malaysia Airports Holdings Berhad	320,237
340,001	Malaysia Building Society Berhad	102,059
27,400	Malaysian Pacific Industries Berhad	73,812
248,800	Malaysian Resources Corp. Berhad	76,598
82,600	Malton Berhad	19,814
71,500	Matrix Concepts Holdings Berhad	39,990
36,900	Mega First Corp. Berhad	35,501
125,370	MKH Berhad	54,358
316,100	MMC Corp. Berhad	162,196
68,250	MNRB Holdings Berhad(c)	46,052
84,500	Mudajaya Group Berhad(c)	20,053
103,000	Muhibbah Engineering M Berhad	83,769
191,100	My EG Services Berhad	122,571
31,800	Naim Holdings Berhad(c)	8,403
33,800	Padini Holdings Berhad	44,139
2,600	Panasonic Manufacturing Malaysia Berhad	23,147
45,300	Paramount Corp. Berhad	22,082
31,100	Pestech International Berhad(c)	14,522
23,600	Petron Malaysia Refining & Marketing Berhad	69,751
94,300	POS Malaysia Berhad	119,274
148,550	Protasco Berhad	41,542
57,980	QL Resources Berhad	71,401
1,175,100	Sapura Energy Berhad	227,619
64,857	Sarawak Oil Palms Berhad	62,399
26,600	Scientex Berhad	59,714
51,400	Shangri-La Hotels (Malaysia) Berhad	65,144
124,600	SKP Resources Berhad	62,656
171,039	SP Setia Berhad	136,471
60,366	SP Setia Berhad(c)	13,474
60,223	Sunway Berhad	27,348
88,466	Sunway Construction Group Berhad	58,104
129,900	Supermax Corp. Berhad	72,986
35,000	Syarikat Takaful Malaysia Berhad	33,494
52,236	Ta Ann Holdings Berhad	44,493
269,700	TA Enterprise Berhad	43,938
195,360	TA Global Berhad	18,044
Shares		Value
MALAYSIA (continued)
126,800	TAN Chong Motor Holdings Berhad	$55,629
33,400	TH Plantations Berhad	8,998
21,800	Thong Guan Industries Berhad	21,701
34,760	Time dotCom Berhad	78,121
76,500	Tiong NAM Logistics Holdings	23,748
79,220	Top Glove Corp. Berhad	188,409
162,832	Tropicana Corp. Berhad	38,225
43,600	TSH Resources Berhad	18,457
51,400	Tune Protect Group Berhad	13,715
41,800	UEM Edgenta Berhad	26,810
341,908	UEM Sunrise Berhad(c)	99,123
55,400	UMW Holdings Berhad(c)	96,935
564,026	UMW Oil & Gas Corp Berhad(c)	47,029
122,900	Unisem M Berhad	95,224
23,700	United Malacca Berhad	39,097
20,800	United Plantations Berhad	152,194
10,800	United U-Li Corp Berhad	8,867
202,900	UOA Development Berhad	130,660
63,100	VS Industry Berhad	49,376
123,137	WCT Holdings Berhad(c)	49,283
86,300	Westports Holdings Berhad	77,493
126,900	Yinson Holdings Berhad	137,392
43,014	YNH Property Berhad(c)	15,339
629,826	YTL Corp. Berhad	247,228
151,164	YTL Power International Berhad	48,478
		12,204,939
MALTA — 0.0%
54,127	Kindred Group Plc - SDR	903,960
MEXICO — 0.2%
104,738	Alpek SAB de CV	151,437
82,188	Alsea SAB de CV	268,930
170,367	Axtel SAB de CV - CPO Units(c)	43,663
99,209	Banregio Grupo Financiero SAB de CV	616,840
51,537	Bolsa Mexicana de Valores SAB de CV	98,800
17,900	Concentradora Fibra Danhos SA de CV REIT	29,766
183,251	Consorcio ARA SAB de CV	76,799
58,388	Controladora Vuela Cia de Aviacion SAB de CV(c)	50,038
25,361	Corp. Actinver SAB de CV	18,941
61,938	Corp. Interamericana de Entretenimiento SAB de CV - Series B(c)	69,636
27,300	Corp. Moctezuma SAB de CV	109,395
1,260	Corporativo Fragua SAB de CV	16,735
75,642	Credito Real SAB de CV SOFOM ER	101,605
24,124	Elementia SAB de CV(c)	32,314
182,900	Fibra Uno Administracion SA de CV REIT	288,033

55

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
MEXICO (continued)
129,006	Genomma Lab Internacional SAB de CV - Class B(c)	$141,263
229,844	Gentera SAB de CV	208,581
15,205	Gruma SAB de CV - Series B	181,822
24,859	Grupo Aeromexico SAB de CV(c)	39,295
16,818	Grupo Aeroportuario del Centro Norte SAB de CV	85,645
169,244	Grupo Aeroportuario del Pacifico SAB de CV - Series B	1,773,849
63,812	Grupo Aeroportuario del Sureste SAB de CV - Series B	1,241,183
10,788	Grupo Carso SAB de CV - Series A1	40,592
113,912	Grupo Cementos de Chihuahua SAB de CV	644,604
58,415	Grupo Comercial Chedraui SA de CV	129,970
9,143	Grupo Elektra SAB de CV	333,794
45,428	Grupo Famsa SAB de CV - Class A(c)	29,095
35,937	Grupo Financiero Interacciones SA de CV	173,354
29,254	Grupo Gicsa SA de CV(c)	16,661
92,311	Grupo Herdez SAB de CV	217,687
26,671	Grupo Industrial Saltillo SAB de CV	48,006
17,079	Grupo KUO SAB de CV - Series B	38,633
42,298	Grupo Lala SAB de CV	67,748
9,061	Grupo Rotoplas SAB de CV	14,454
19,200	Grupo Sanborns SAB de CV	21,354
15,920	Grupo Simec SAB de CV - Series B(c)	54,958
51,350	Hoteles City Express SAB de CV(c)	65,747
256,075	Impulsora del Desarrollo y El Empleo en America Latina SAB de CV(c)	476,191
33,147	Industrias Bachoco SAB de CV - Series B	170,688
140,613	Industrias CH SAB de CV - Series B(c)	630,168
17,015	Industrias Penoles SAB de CV	394,298
39,900	Infraestructura Energetica Nova SAB de CV	207,949
15,801	Kimberly-Clark de Mexico SAB de CV - Class A	29,604
166,313	La Comer SAB de CV(c)	169,336
72,900	Macquarie Mexico Real Estate Management SA de CV REIT	81,079
90	Medica Sur SAB de CV - Series B	192
44,125	Megacable Holdings SAB de CV - CPO Shares	202,207
153,670	Mexichem SAB de CV	435,867
62,689	Minera Frisco SAB de CV(c)	41,429
Shares		Value
MEXICO (continued)
11,623	Organizacion Cultiba SAB de CV	$9,611
124,599	Organizacion Soriana SAB de CV - Series B(c)	272,405
24,222	Prologis Property Mexico SA de CV REIT	44,223
30,304	Promotora y Operadora de Infraestructura SAB de CV	310,257
1,100	Promotora y Operadora de Infraestructura SAB de CV - Series L	8,628
19,043	Qualitas Controladora SAB de CV - Class I	47,649
13,174	Rassini SAB de CV	53,682
16,731	Rassini SAB de CV - Series A	34,897
202,323	TV Azteca SAB de CV - CPO Shares	36,526
37,764	Unifin Financiera SAB de CV SOFOM ENR	137,975
7,426	Vitro SAB de CV - Series A	27,870
		11,363,958
MONACO — 0.0%
12,500	Endeavour Mining Corp.(c)	230,793
MONGOLIA — 0.0%
714,500	Mongolian Mining Corp.(c)	23,291
NETHERLANDS — 0.7%
28,432	Aalberts Industries NV	1,553,198
9,307	Accell Group NV	269,236
462,685	Aegon NV	3,164,071
6,845	AMG Advanced Metallurgical Group NV	366,624
4,136	Amsterdam Commodities NV	127,607
35,728	Arcadis NV	812,202
8,704	ASM International NV	626,346
6,555	Atrium European Real Estate Ltd.	34,344
6,009	BE Semiconductor Industries NV	578,190
3,301	Beter Bed Holding NV	51,886
14,804	BinckBank NV	80,137
162,690	Boskalis Westminster	6,491,926
91	Brack Capital Properties NV(c)	10,804
3,196	Brunel International NV	62,615
9,766	Corbion NV	319,616
11,506	Euronext NV	779,981
14,579	Fugro NV - CVA(c)	243,092
8,519	Gemalto NV	526,409
11,509	GrandVision NV	267,920
10,014	Heijmans NV - CVA(c)	120,973
2,073	Hunter Douglas NV	183,251
3,058	IMCD Group NV	204,262
8,679	KAS Bank NV - CVA	111,634
3,442	Kendrion NV	180,980
40,176	Koninklijke BAM Groep NV	196,680
32,497	Koninklijke Vopak NV	1,468,223

56

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
NETHERLANDS (continued)
669	Nederland Apparatenfabriek	$41,696
14,921	NN Group NV	703,961
3,676	Nostrum Oil & Gas Plc(c)	16,232
2,441	NSI NV REIT	107,891
15,773	OCI NV(c)	399,691
20,929	Ordina NV	41,471
3,731	Philips Lighting NV	146,842
28,293	PostNL NV	141,212
213,339	QIAGEN NV(c)	7,135,668
28,961	Randstad Holding NV	2,045,220
537,344	Refresco Gerber NV	13,269,483
128,034	SBM Offshore NV	2,389,192
10,300	Sligro Food Group NV	537,737
86,230	SNS REAAL NV(a)(b)	0
8,477	TKH Group NV	563,597
26,326	TomTom NV(c)	286,715
4,395	Van Lanschot Kempen NV - CVA	149,239
12,798	Wessanen	274,729
		47,082,783
NEW ZEALAND — 0.6%
7,184	a2 Milk Co. Ltd.(c)	48,707
320,760	Air New Zealand Ltd.	728,065
3,211,087	Auckland International Airport Ltd.(b)	15,843,167
6,753	CBL Corp. Ltd.	16,025
82,112	Chorus Ltd.	249,615
105,881	Contact Energy Ltd.	436,183
19,426	Ebos Group Ltd.	263,272
23,408	Freightways Ltd.	138,005
34,123	Genesis Energy Ltd.	62,616
53,576	Heartland Bank Ltd.	81,730
36,913	Infratil Ltd.	88,410
7,542	Kathmandu Holdings Ltd.	13,506
76,737	Kiwi Property Group Ltd.	78,041
22,834	Mainfreight Ltd.	433,478
4,474,260	Mercury Ltd.(b)	11,375,740
28,706	Metlifecare Ltd.	131,161
1,472	New Zealand Oil & Gas Ltd.	743
21,524	New Zealand Refining Co. Ltd. (The)	39,655
56,805	NZME Ltd.	34,788
45,243	NZX Ltd.	37,676
73,491	PGG Wrightson Ltd.	30,871
80,140	Pike River Coal Ltd.(a)(b)(c)	0
226,520	Port of Tauranga Ltd.	859,712
23,490	Restaurant Brands New Zealand Ltd.	130,179
15,128	Sanford Ltd.	89,412
74,844	Skellerup Holdings Ltd.	100,936
127,402	SKY Network Television Ltd.	273,218
2,777,691	SKYCITY Entertainment Group Ltd.(b)	8,495,157
55,636	Summerset Group Holdings Ltd.	235,756
Shares		Value
NEW ZEALAND (continued)
29,035	Tilt Renewables Ltd.	$43,009
3,179	Tourism Holdings, Ltd.	13,705
43,782	Tower Ltd.(c)	21,295
82,337	Trade Me Group Ltd.	273,053
29,035	TrustPower Ltd.	115,546
25,065	Vector Ltd.	63,173
17,197	Warehouse Group Ltd. (The)	26,107
132,186	Xero Ltd.	3,312,102
6,387	Z Energy Ltd.	36,008
		44,219,822
NORWAY — 0.2%
71,942	ABG Sundal Collier Holding ASA	58,047
1,087	AF Gruppen ASA	17,555
49,880	Akastor ASA(c)	100,939
9,669	Aker ASA - Class A	553,131
14,634	Aker BP ASA	423,327
57,652	Aker Solutions ASA(c)	332,051
18,643	American Shipping Co. ASA	55,623
14,276	Archer Ltd.(c)	19,519
18,135	Atea ASA	281,356
41,175	Austevoll Seafood ASA	323,678
17,720	Avance Gas Holding Ltd.(c)	48,180
106,577	Axactor AB(c)	38,434
12,020	Bonheur ASA	147,348
26,216	Borregaard ASA	233,971
107,939	BW Offshore Ltd.(c)	537,672
114,680	DNO ASA(c)	146,680
389,756	DOF ASA(c)	32,965
3,173	Ekornes ASA	47,828
9,266	Entra ASA	140,152
25,626	Fred Olsen Energy ASA(c)	73,133
35,356	Frontline Ltd.	163,826
17,070	Grieg Seafood ASA	151,017
14,061	Hexagon Composites ASA(c)	46,512
1,295	Hoegh LNG Holdings, Ltd.	10,130
194,372	Kongsberg Automotive ASA(c)	251,131
5,903	Kongsberg Gruppen ASA	120,221
66,705	Kvaerner ASA(c)	142,082
83,110	Leroy Seafood Group ASA	423,695
88,759	NEL ASA(c)	35,140
16,893	Nordic Semiconductor ASA(c)	100,364
676	Norway Royal Salmon ASA	10,856
3,692	Norwegian Air Shuttle ASA(c)	108,190
15,648	Ocean Yield ASA	141,075
26,554	Odfjell Drilling Ltd.(c)	125,383
8,670	Odfjell SE - Class A	34,527
23,394	Otello Corp. ASA(c)	73,136
190,145	Petroleum Geo-Services ASA(c)	562,870
12,370	Protector Forsikring ASA	149,873
10,518	Salmar ASA	285,978
7,106	Sbanken ASA	73,282
13,890	Scatec Solar ASA	81,352
5,087	Sevan Marine ASA(c)	10,096
3,100	Ship Finance International Ltd.	47,430

57

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
NORWAY (continued)
35,874	SpareBank 1 SR-Bank ASA	$428,130
116,544	Storebrand ASA	1,044,359
67,097	TGS Nopec Geophysical Co. ASA	1,684,627
2,890,201	Thin Film Electronics ASA(c)	854,812
26,311	Tomra Systems ASA	445,064
14,551	Veidekke ASA	155,724
4,646	Wilh Wilhelmsen Holding ASA	153,382
7,396	XXL ASA	91,144
		11,616,997
PERU — 0.0%
120,200	Cia de Minas Buenaventura SAA - ADR	1,854,686
26,055	Hochschild Mining Plc	84,717
		1,939,403
PHILIPPINES — 0.1%
1,090,300	Alliance Global Group, Inc.(c)	326,027
190,966	Belle Corp.	14,257
300,300	Bloomberry Resorts Corp.(c)	71,885
86,020	Cebu Air, Inc.	166,171
104,400	Century Pacific Food, Inc.	31,788
133,952	China Banking Corp.	94,785
485,700	Cosco Capital, Inc.	68,168
130,900	Del Monte Pacific Ltd.	26,942
432,700	DMCI Holdings, Inc.	121,460
48,300	East West Banking Corp.	27,210
72,800	EEI Corp.(c)	17,455
165,200	Emperador, Inc.	26,277
374,754	Energy Development Corp.	41,493
2,062,375	Filinvest Land, Inc.	75,178
86,000	First Gen Corp.	26,789
123,070	First Philippine Holdings Corp.	148,500
6,345	GT Capital Holdings, Inc.	166,355
173,000	Integrated Micro-Electronics, Inc.	64,749
56,320	International Container Terminal Services, Inc.	124,607
48,240	Jollibee Foods Corp.	267,812
1,274,700	Lopez Holdings Corp.	136,912
410,200	LT Group, Inc.	179,512
67,500	Manila Water Co., Inc.	37,237
166,300	Megawide Construction Corp.	69,373
1,778,696	Megaworld Corp.	171,629
88,600	Metro Pacific Investments Corp.	11,157
88,400	Nickel Asia Corp.	11,356
623,000	Pepsi-Cola Products Philippines, Inc.	35,218
864,600	Petron Corp.	161,796
124,300	Philex Mining Corp.	16,234
16,160	Philippine National Bank(c)	18,586
99,100	Phoenix Petroleum Philippines, Inc.	24,340
105,900	Puregold Price Club, Inc.	110,029
75,400	Rizal Commercial Banking Corp.	73,783
Shares		Value
PHILIPPINES (continued)
322,700	Robinsons Land Corp.	$131,470
41,000	Robinsons Retail Holdings, Inc.	75,606
48,560	San Miguel Corp.	136,309
43,571	Security Bank Corp.	208,937
136,040	Semirara Mining & Power Corp.	100,505
149,000	SSI Group, Inc.(c)	8,888
398,000	STI Education Systems Holdings, Inc.	11,715
6	Top Frontier Investment Holdings, Inc.(c)	33
161,290	Union Bank of Philippines, Inc.	283,122
860,500	Vista Land & Lifescapes, Inc.	117,249
		4,038,904
POLAND — 0.3%
1,147	Agora SA(c)	4,937
6,181	Alior Bank SA(c)	157,971
1,433	Amica SA	55,086
231	AmRest Holdings SE(c)	28,656
348	Apator SA	2,757
34,481	Asseco Poland SA	478,863
272	Bank Handlowy w Warszawie SA	6,887
76,172	Bank Millennium SA(c)	218,356
27,216	Boryszew SA(c)	78,425
1,938	Budimex SA	119,336
2,732	CCC SA	235,030
10,845	CD Projekt SA	376,045
11,507	Ciech SA(c)	211,882
265	ComArch SA	14,654
10,857	Cyfrowy Polsat SA	78,083
990	Dom Development SA	24,562
2,172	Emperia Holding SA(c)	64,276
71,383	Enea SA	234,501
508,231	Energa SA	1,823,032
5,380	Eurocash SA	43,356
1,397	Fabryki Mebli Forte SA	20,357
7,502	Famur SA(c)	14,038
162,514	Getin Holding SA(c)	72,382
67,759	Getin Noble Bank SA(c)	37,066
8,378	Grupa Azoty SA	177,056
119	Grupa Azoty Zaklady Chemiczne Police SA	704
1,899	Grupa Kety SA	229,329
129,691	Grupa Lotos SA	2,302,758
49,265	Impexmetal SA(c)	63,617
1,298	Inter Cars SA	110,385
7,681	Jastrzebska Spolka Weglowa SA(c)	222,986
130,982	KGHM Polska Miedz SA	4,308,773
2,355	Lubelski Wegiel Bogdanka SA	47,587
51,340	Netia SA	81,183
17,977	Orange Polska SA(c)	32,940
9,252	Orbis SA	276,006
1,145	Pfleiderer Group SA	13,280

58

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
POLAND (continued)
598,332	PGE Polska Grupa Energetyczna SA(c)	$2,126,552
3,502	PKP Cargo SA(c)	63,332
4,554	Polnord SA(c)	14,402
842,820	Polskie Gornictwo Naftowe I Gazownictwo SA	1,652,687
25,455	Powszechny Zaklad Ubezpieczen SA	348,034
36,927	Stalexport Autostrady SA	49,340
365	Stalprodukt SA	58,699
2,009,409	Tauron Polska Energia SA(c)	1,819,965
6,571	Trakcja SA	14,083
14,504	Vistula Group SA(c)	22,501
4,785	Warsaw Stock Exchange	68,083
2,786	Zespol Elektrowni Patnow Adamow Konin SA	11,842
		18,516,662
PORTUGAL — 0.0%
11,806	Altri SGPS SA	71,310
1,754,743	Banco Comercial Portugues SA(c)	701,732
1,231,589	Banco Espirito Santo SA(a)(b)	0
8,821	CTT-Correios de Portugal SA	37,784
29,184	Jeronimo Martins SGPS SA	621,588
50,535	Mota-Engil SGPS SA	250,968
47,493	Navigator Co. SA (The)	266,641
45,357	NOS SGPS SA	308,879
19,042	REN - Redes Energeticas Nacionais SGPS SA	59,435
10,012	Semapa - Sociedade de Investimento e Gestao	228,472
22,814	Sonae Capital SGPS SA	29,854
241,425	Sonae SGPS SA	387,568
		2,964,231
PUERTO RICO — 0.0%
35,700	Evertec, Inc.	558,705
ROMANIA — 0.0%
13,747	NEPI Rockcastle Plc	186,717
RUSSIA — 0.3%
19,818	Evraz Plc.	104,591
570,330	Gazprom PJSC	1,454,510
1,373,778	Gazprom PJSC - ADR	6,910,103
109,033	MegaFon PJSC - GDR	1,057,620
753,438	Petropavlovsk Plc(c)	89,861
3,017,552	Surgutneftegas OJSC	1,542,780
2,389,000	United Co. RUSAL Plc	1,734,645
103,400	Yandex NV - Class A(c)	4,004,682
		16,898,792
SAUDI ARABIA — 0.0%
524,568	Dar Al Arkan Real Estate Development Co.(g)	1,401,609
SINGAPORE — 0.9%
106,800	Accordia Golf Trust - Units	56,583
Shares		Value
SINGAPORE (continued)
5,718,900	Ascendas Real Estate Investment Trust	$12,032,447
1,739,400	Ascott Residence Trust REIT	1,670,715
233,100	ASL Marine Holdings Ltd.(c)	22,212
35,000	Banyan Tree Holdings, Ltd.(c)	16,542
21,700	Best World International Ltd.	22,332
36,100	BOC Aviation Ltd.	212,281
7,400	Bonvests Holdings Ltd.	7,954
25,598	Boustead Projects Ltd.	17,172
48,229	Boustead Singapore Ltd.	30,332
16,000	Breadtalk Group Ltd.	20,979
40,000	Bukit Sembawang Estates Ltd.	197,896
24,746	BW LPG Ltd.(c)	117,231
10,480,200	CapitaLand Mall Trust REIT	16,777,268
42,000	China Aviation Oil Singapore Corp. Ltd.	52,188
116,500	Chip Eng Seng Corp. Ltd.	89,697
37,400	CITIC Envirotech Ltd.	21,668
72,800	ComfortDelGro Corp. Ltd.	116,542
82,600	COSCO Shipping International Singapore Co. Ltd.(c)	31,169
88,000	CW Group Holdings Ltd.	15,749
41,300	Delfi Ltd.	51,633
282,746	Ezion Holdings Ltd.(b)(c)	28,279
130,121	Far East Orchard Ltd.	148,789
73,900	First Resources Ltd.	107,036
164,000	Fragrance Group Ltd.(c)	19,878
15,000	Frasers Property Ltd.	24,585
50,100	Frencken Group Ltd.	25,970
59,100	GL Ltd.	38,295
816,400	Golden Agri-Resources Ltd.	236,493
58,000	GP Industries Ltd.	32,497
118,666	Guocoland Ltd.	204,441
89,200	Halcyon Agri Corp. Ltd.(c)	44,879
32,000	Hiap Hoe Ltd.	22,686
14,800	Hi-P International Ltd.	22,339
66,600	Ho Bee Land Ltd.	133,017
285,340	Hong Fok Corp. Ltd.	188,153
91,800	Hong Leong Asia Ltd.	79,777
9,000	Hour Glass Ltd. (The)	4,597
891,300	Hutchison Port Holdings Trust - Units	369,890
76,000	Hyflux Ltd.	21,726
59,000	IGG, Inc.	65,542
129,600	Indofood Agri Resources Ltd.	39,518
47,400	Japfa Ltd.	18,789
92,950	Jurong Technologies Industrial Corp. Ltd.(a)(b)(c)	0
81,178	Keppel Infrastructure Trust - Units	35,273
166,600	Lian Beng Group Ltd.	97,791
42,000	Low Keng Huat Singapore Ltd.	22,252
75,000	Lum Chang Holdings Ltd.	22,012
39,000	M1 Ltd.	55,001
400,600	Midas Holdings Ltd.(c)	54,053
214,300	Olam International Ltd.	364,300

59

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SINGAPORE (continued)
40,600	OUE Ltd.	$66,542
37,840	Oxley Holdings Ltd.	20,048
26,250	Pan-United Corp. Ltd.	8,404
113,400	Penguin International Ltd.(c)	30,688
100,770	QAF Ltd.	87,573
66,275	Raffles Medical Group Ltd.	56,080
90,300	RHT Health Trust - Units	56,102
217,500	Roxy-Pacific Holdings Ltd.	96,166
4,320,000	SATS Ltd.	18,211,313
259,600	Sembcorp Industries Ltd.	672,846
12,900	Sembcorp Marine Ltd.	24,585
97,000	Sheng Siong Group Ltd.	68,768
14,500	SIA Engineering Co. Ltd.	36,919
131,100	SIIC Environment Holdings Ltd.	53,967
552,500	Sinarmas Land Ltd.	162,153
270,800	Singapore Airlines Ltd.	2,334,768
106,200	Singapore Post Ltd.	104,435
174,000	Singapore Reinsurance Corp. Ltd.	43,109
440,400	Stamford Land Corp. Ltd.	172,897
36,600	Sunningdale Tech Ltd.	54,964
66,500	Tiong Woon Corp Holding Ltd(c)	17,743
378,314	Tuan Sing Holdings Ltd.	138,429
53,187	UMS Holdings Ltd.	43,383
220,554	United Engineers Ltd.	443,865
405,492	United Industrial Corp. Ltd.	1,041,705
158,057	UOB-Kay Hian Holdings Ltd.	172,299
87,611	UOL Group Ltd.	611,100
33,000	Venture Corp. Ltd.	580,104
62,946	Vibrant Group Ltd.	17,994
179,912	Wheelock Properties (Singapore) Ltd.	268,812
30,300	Wing Tai Holdings Ltd.	55,897
26,250	Xinghua Port Holdings, Ltd.(a)(b)	2,987
871	XP Power Ltd.	41,305
96,800	Yongnam Holdings Ltd.(c)	25,827
		59,932,225
SOUTH AFRICA — 0.5%
9,257	Adcock Ingram Holdings Ltd.	51,238
67,486	Advtech Ltd.	97,985
31,692	Aeci Ltd.	275,554
9,268	African Oxygen Ltd.	21,554
42,506	African Rainbow Minerals Ltd.	459,282
10,747	Afrimat Ltd.	26,935
276,028	Alexander Forbes Group Holdings Ltd.	162,873
12,771	Allied Electronics Corp. Ltd. - A Shares(c)	13,691
38,527	Alviva Holdings Ltd.	56,687
141,681	Anglo American Platinum Ltd.(c)	4,245,796
92,727	AngloGold Ashanti Ltd.	1,030,887
3,371	Assore Ltd.	89,410
Shares		Value
SOUTH AFRICA (continued)
3,359	Astral Foods Ltd.	$67,201
44,855	Attacq Ltd.(c)	73,457
63,673	Aveng Ltd.(c)	10,427
61,658	AVI Ltd.	559,366
134,474	Barloworld Ltd.	1,915,925
40,840	Bidvest Group Ltd. (The)	861,842
174,597	Blue Label Telecoms Ltd.	200,445
1,957	Cashbuild Ltd.	74,340
15,038	Caxton and CTP Publishers and Printers Ltd.	14,725
5,038	City Lodge Hotels Ltd.	62,516
45,549	Clicks Group Ltd.	656,921
40,941	Coronation Fund Managers Ltd.	272,197
10,913	Curro Holdings Ltd.(c)	35,347
123,689	DataTec Ltd.	323,364
3,467	Distell Group Ltd.	40,651
38,509	Exxaro Resources Ltd.	465,212
7,593	Foschini Group Ltd. (The)	124,058
512,586	Gold Fields Ltd.	2,202,005
46,544	Grand Parade Investments Ltd.	9,823
194,690	Grindrod Ltd.(c)	216,117
6,445	Harmony Gold Mining Co. Ltd.	10,838
1,317	Howden Africa Holdings Ltd.(c)	4,001
8,133	Hudaco Industries Ltd.	100,922
74,268	Hulamin Ltd.	33,854
2,913	Hyprop Investments Ltd. - REIT	28,524
558,866	Impala Platinum Holdings Ltd.(c)	1,714,870
49,367	Imperial Holdings Ltd.	1,183,516
170,143	Investec Plc	1,321,429
1,143	Invicta Holdings Ltd.	5,442
7,257	JSE Ltd.	115,046
282,891	KAP Industrial Holdings Ltd.	203,937
35,575	Kumba Iron Ore Ltd.	1,078,459
4,835	Lewis Group Ltd.	13,673
29,431	Liberty Holdings Ltd.	325,831
39,290	Life Healthcare Group Holdings Ltd.	90,479
41,335	Mediclinic International Plc	350,494
560,963	Merafe Resources Ltd.	78,607
12,050	Metrofile Holdings Ltd.	3,642
14,483	MMI Holdings, Ltd.	27,716
60,572	Mpact Ltd.	137,545
42,743	Mr Price Group Ltd.	1,031,930
171,949	Murray & Roberts Holdings Ltd.	174,181
158,303	Nampak Ltd.(c)	203,788
1,304	Net 1 UEPS Technologies, Inc.(c)	15,851
21,174	Netcare Ltd.	46,562
34,968	Northam Platinum Ltd.(c)	152,550
6,339	Oceana Group Ltd.	44,767
4,750	Omnia Holdings Ltd.	58,474
145,014	Peregrine Holdings Ltd.	299,913
5,508	Pioneer Foods Group Ltd.	60,723
437,098	PPC Ltd.(c)	298,870

60

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH AFRICA (continued)
4,860	PSG Group Ltd.	$91,077
31,202	Raubex Group Ltd.	56,050
234,464	Redefine Properties Ltd. REIT	214,152
24,150	Resilient REIT Ltd.	237,295
45,825	Reunert Ltd.	288,770
8,824	Royal Bafokeng Platinum Ltd.(c)	23,836
2,420	Santam Ltd.	61,146
733,922	Sappi Ltd.	5,287,770
198,721	Sibanye Gold Ltd.	232,669
29,288	Spar Group Ltd. (The)	506,830
13,883	Spur Corp. Ltd.	32,228
4,464	Sun International Ltd.(c)	25,029
175,040	Super Group Ltd.(c)	662,703
33,617	Telkom SA SOC Ltd.	146,287
28,183	Tongaat Hulett Ltd.	273,378
31,655	Transaction Capital Ltd.	44,759
41,730	Trencor Ltd.	170,143
8,035	Truworths International Ltd.	66,471
11,813	Wilson Bayly Holmes-Ovcon Ltd.	158,803
21,372	Woolworths Holdings Ltd.	115,770
		32,629,431
SOUTH KOREA — 1.4%
4,875	ABco Electronics Co. Ltd.	52,957
15,397	Ace Technologies Corp.(c)	80,889
1,839	Aekyung Petrochemical Co. Ltd.	32,118
7,680	AJ Rent A Car Co. Ltd.(c)	88,821
2,287	AK Holdings, Inc.	183,114
12,123	ALUKO Co. Ltd.(c)	50,463
1,630	Amotech Co. Ltd.(c)	74,871
832	Asia Cement Co. Ltd.(c)	100,898
564	ASIA Holdings Co. Ltd.(c)	71,038
612	Asia Paper Manufacturing Co. Ltd.(c)	12,694
35,171	Asiana Airlines, Inc.(c)	178,185
6,791	Austem Co. Ltd.(c)	35,868
2,350	Autech Corp.(c)	29,599
2,934	Baiksan Co. Ltd.	19,673
735	Binggrae Co. Ltd.(c)	45,497
93,019	BNK Financial Group, Inc.	923,352
1,467	Boditech Med, Inc.(c)	28,094
1,549	Bookook Securities Co. Ltd.(c)	40,761
1,205	Boryung Pharmaceutical Co. Ltd.(c)	64,095
13,473	Byucksan Corp.(c)	54,884
5,849	Capro Corp.(c)	54,774
430	Caregen Co. Ltd.	37,046
1,433	Cell Biotech Co. Ltd.	64,883
5,025	Chabiotech Co. Ltd.(c)	182,817
1,861	Changhae Ethanol Co. Ltd.	30,411
4,893	Cheil Worldwide, Inc.	97,370
1,609	Chemtronics Co. Ltd.(c)	13,079
2,370	Chokwang Paint Ltd.(c)	22,860
Shares		Value
SOUTH KOREA (continued)
628	Chong Kun Dang Pharmaceutical Corp.(c)	$86,156
1,209	Chongkundang Holdings Corp.(c)	88,537
73	Chosun Refractories Co. Ltd.(c)	5,934
1,068	CJ CGV Co. Ltd.	76,311
2,424	CJ CheilJedang Corp.	813,788
1,771	CJ Corp.	305,159
1,413	CJ E&M Corp.	119,619
1,668	CJ Freshway Corp.	55,061
3,722	CJ Hello Co. Ltd.	32,799
1,012	CJ Logistics Corp.(c)	137,416
1,557	CJ O Shopping Co. Ltd.	327,628
2,061	CKD Bio Corp.(c)	50,471
1,487	Com2uSCorp.	202,890
524	Cosmax, Inc.	63,301
637	Crown Confectionery Co. Ltd.	8,858
495	Crown Haitai Holdings Co. Ltd.(c)	7,347
242	Cuckoo Electronics Co. Ltd.(c)	22,300
204	Cuckoo Homesys Co. Ltd.(c)	36,775
2,180	Dae Dong Industrial Co. Ltd.(c)	20,088
8,286	Dae Hyun Co. Ltd.	21,571
4,781	Dae Won Chemical Co. Ltd.(c)	12,447
18,236	Dae Won Kang Up Co. Ltd.(c)	83,252
45,928	Dae Young Packaging Co. Ltd.(c)	35,913
12,386	Daea TI Co. Ltd.	21,806
509	Daechang Forging Co. Ltd.(c)	28,361
7,593	Daehan Steel Co. Ltd.(c)	72,172
4,839	Dae-Il Corp.(c)	39,379
3,101	Daelim B&Co Co. Ltd.(c)	19,834
4,913	Daelim Industrial Co. Ltd.(c)	374,048
3,143	Daeryuk Can Co. Ltd.(c)	19,661
6,325	Daesang Corp.	158,443
8,133	Daesang Holdings Co. Ltd.(c)	77,305
2,180	Daesung Holdings Co. Ltd.(c)	16,822
1,090	Daewon Pharmaceutical Co. Ltd.	23,018
10,306	Daewon San Up Co. Ltd.(c)	78,850
243,575	Daewoo Engineering & Construction Co. Ltd.(c)	1,414,211
912	Daewoo Shipbuilding & Marine Engineering Co. Ltd.(c)	20,711
7,695	Daewoong Co. Ltd.(c)	139,077
513	Daewoong Pharmaceutical Co. Ltd.(c)	86,713
902	Daihan Pharmaceutical Co. Ltd.	39,447
9,921	Daishin Securities Co. Ltd.(c)	151,902
8,198	Dayou Automotive Seat Technology Co. Ltd.(c)	8,368
8,511	DB HiTek Co Ltd.	117,959
20,908	DB Insurance Co. Ltd.	1,417,558
16,507	DB, Inc.(c)	11,501
1,831	Deutsch Motors, Inc.(c)	11,471
50,455	DGB Financial Group, Inc.	585,889

61

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
5,919	Digital Power Communications Co. Ltd.(c)	$34,089
887	Dio Corp(c)	33,599
1,795	DNF Co. Ltd.	24,542
2,814	Dong Ah Tire & Rubber Co. Ltd.(c)	35,312
358	Dong-A Socio Holdings Co. Ltd.(c)	49,785
585	Dong-A ST Co. Ltd.(c)	65,192
4,103	Dong-Ah Geological Engineering Co. Ltd.(c)	50,334
830	Dong-IL Corp.(c)	41,596
3,239	Dongjin Semichem Co. Ltd.(c)	49,896
665	DongKook Pharmaceutical Co. Ltd.	43,841
15,324	Dongkuk Industries Co. Ltd.(c)	62,424
33,778	Dongkuk Steel Mill Co. Ltd.	384,326
2,706	Dongsuh Cos., Inc.	74,121
10,227	DONGSUNG Corp.(c)	63,976
1,553	Dongwha Enterprise Co. Ltd.	55,555
17,479	Dongwon Development Co. Ltd.	86,589
287	Dongwon F&B Co. Ltd.	70,147
392	Dongwon Industries Co. Ltd.	123,527
221	Dongyang E&P, Inc.(c)	2,701
2,644	Doosan Corp.	293,406
11,359	Doosan Engine Co. Ltd.(c)	47,655
23,714	Doosan Heavy Industries & Construction Co. Ltd.(c)	377,523
41,564	Doosan Infracore Co. Ltd.(c)	430,100
1,300	Doubleugames Co. Ltd.	74,748
2,669	DRB Holding Co. Ltd.	19,996
2,047	DTR Automotive Corp.	64,313
2,814	Duozone Bizon Co. Ltd.	126,226
9,936	DY Corp.	62,341
2,154	DY POWER Corp.	48,613
382	e Tec E&C Ltd.(c)	51,763
153	E1 Corp.	8,496
14,440	Easy Bio, Inc.(c)	103,041
3,279	Elentec Co. Ltd.(c)	14,524
6,808	EM-Tech Co. Ltd.(c)	121,771
2,881	ENF Technology Co. Ltd.	55,578
15,659	Eugene Corp.(c)	94,583
36,140	Eugene Investment & Securities Co. Ltd.(c)	141,974
3,297	EVERDIGM Corp.	30,628
1,101	Exicon Co. Ltd.	14,332
936	F&F Co. Ltd.(c)	40,496
3,794	Farmsco	47,254
35,290	Farmstory Co. Ltd.(c)	45,110
519	Fila Korea Ltd.(c)	41,992
7,435	Foosung Co. Ltd.(c)	75,196
452	Gamevil, Inc.(c)	28,741
520	Gaon Cable Co. Ltd.	12,150
404	Geumhwa PSC Co. Ltd.(c)	16,514
696	Golfzon Co. Ltd.(c)	32,784
Shares		Value
SOUTH KOREA (continued)
4,062	GOLFZONNEWDIN Co. Ltd.(c)	$22,101
3,647	Grand Korea Leisure Co. Ltd.	103,995
14,061	Green Cross Corp.	3,114,133
3,228	Green Cross Holdings Corp.	128,473
93,598	GS Engineering & Construction Corp.	2,914,392
17,664	GS Global Corp.	65,588
2,839	GS Retail Co. Ltd.	103,553
1,861	G-SMATT GLOBAL Co. Ltd.(c)	24,573
3,231	Halla Holdings Corp.	182,147
5,493	Han Kuk Carbon Co. Ltd.	36,728
66,725	Hana Financial Group, Inc.	3,255,488
3,827	Hana Micron, Inc.(c)	19,174
1,039	Hana Tour Service, Inc.	108,974
1,128	Hancom MDS, Inc.(c)	22,447
3,787	Hancom, Inc.	69,154
174	Handok, Inc.	6,241
7,271	Handsome Co. Ltd.	220,271
1,590	Hanil Cement Co. Ltd.(c)	247,914
11,706	Hanjin Heavy Industries & Construction Co. Ltd.(c)	40,779
5,472	Hanjin Kal Corp.(c)	118,884
975	Hanjin Transportation Co. Ltd.(c)	25,109
1,696	Hankook Cosmetics Co. Ltd.(c)	29,859
680	Hankuk Paper Manufacturing Co. Ltd.(c)	15,410
857	Hanmi Pharm Co. Ltd.(c)	479,121
874	Hanmi Science Co. Ltd.(c)	85,939
3,807	Hanmi Semiconductor Co. Ltd.	42,247
2,383	Hanmiglobal Co. Ltd.(c)	23,209
5,194	Hanon Systems	63,475
1,441	Hans Biomed Corp.	39,201
882	Hansae Co. Ltd.	22,549
7,442	Hansae Yes24 Holdings Co. Ltd.	76,661
771	Hanshin Construction Co. Ltd.(c)	17,906
5,869	Hanshin Machinery Co.(c)	22,946
966	Hansol Chemical Co. Ltd.	60,971
29,704	Hansol HomeDeco Co. Ltd.	43,255
8,608	Hansol Paper Co. Ltd.	124,946
4,293	Hansol Technics Co. Ltd.(c)	64,123
662	Hanssem Co. Ltd.(c)	105,699
39,670	Hanwha Chemical Corp.(c)	1,307,659
25,115	Hanwha Corp.(c)	1,106,579
195	Hanwha Galleria Timeworld Co. Ltd.(c)	8,519
34,520	Hanwha General Insurance Co. Ltd.(c)	292,556
28,818	Hanwha Investment & Securities Co. Ltd.(c)	98,232
5,184	Hanwha Life Insurance Co. Ltd.(c)	36,458
4,141	Hanwha Techwin Co. Ltd.(c)	130,491
1,616	Hanyang Securities Co. Ltd.(c)	12,228
11,947	HB Technology Co. Ltd.	40,053

62

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,857	Heungkuk Fire & Marine Insurance Co., Ltd.(c)	$17,096
3,210	Hite Jinro Co. Ltd.(c)	69,139
3,034	HMC Investment Securities Co. Ltd.(c)	35,231
2,579	Hotel Shilla Co. Ltd.	224,607
5,644	HS Industries Co. Ltd.(c)	51,268
2,585	Huchems Fine Chemical Corp.	61,487
904	Humedix Co. Ltd.	37,166
712	Huons Co. Ltd.	67,448
2,805	Huons Global Co. Ltd.	177,279
3,840	Huvis Corp.(c)	42,793
1,889	Huvitz Co. Ltd.(c)	24,147
5,630	Hwangkum Steel & Technology Co. Ltd.(c)	70,385
5,485	Hwasung Industrial Co. Ltd.	83,982
3,670	Hy-Lok Corp.	89,357
4,450	Hyosung Corp.(c)	562,579
2,903	Hyundai BNG Steel Co. Ltd.(c)	39,147
14,911	Hyundai Construction Equipment Co. Ltd.(c)	2,841,587
18,473	Hyundai Department Store Co. Ltd.	1,799,122
17,020	Hyundai Development Co-Engineering & Construction	706,079
13,144	Hyundai Electric & Energy System Co. Ltd.(c)	1,513,988
2,902	Hyundai Elevator Co. Ltd.(c)	163,600
35,653	Hyundai Engineering & Construction Co. Ltd.(c)	1,432,330
1,457	Hyundai Glovis Co. Ltd.(c)	190,337
4,192	Hyundai Greenfood Co. Ltd.	63,203
3,594	Hyundai Livart Furniture Co. Ltd.	97,940
34,970	Hyundai Marine & Fire Insurance Co. Ltd.	1,517,872
1,752	Hyundai Rotem Co. Ltd.(c)	28,138
1,226	Hyundai Wia Corp.(c)	71,067
1,724	ICD Co. Ltd.	20,988
28,243	IHQ, Inc.(c)	71,675
756	Il Dong Pharmaceutical Co. Ltd.	19,851
2,212	Iljin Electric Co. Ltd.(c)	9,829
7,945	Iljin Holdings Co. Ltd.(c)	44,269
3,445	Iljin Materials Co. Ltd.(c)	125,334
403	Ilshin Spinning Co. Ltd.	42,646
1,210	iMarketKorea, Inc.	11,501
1,171	InBody Co. Ltd.(c)	46,222
147,000	Industrial Bank of Korea(c)	2,292,035
3,473	Initech Co. Ltd.(c)	33,011
1,372	Innocean Worldwide Inc.	90,323
2,134	Innox Advanced Materials Co., Ltd.(c)	141,298
4,028	Insun ENT Co. Ltd.(c)	29,460
1,421	Interojo Co. Ltd.	61,406
10,896	Interpark Holdings Corp.	43,213
Shares		Value
SOUTH KOREA (continued)
3,114	IS Dongseo Co. Ltd.(c)	$114,458
1,434	ISC Co. Ltd.	24,703
5,011	ISU Chemical Co. Ltd.(c)	71,797
5,556	IsuPetasys Co. Ltd.(c)	22,893
1,973	J.ESTINA Co. Ltd.	10,938
1,265	Jastech Ltd.	21,027
52,431	JB Financial Group Co. Ltd.	324,057
6,109	Jcontentree Corp.(c)	40,103
861	Jeju Air Co. Ltd.	31,123
5,350	Jusung Engineering Co. Ltd.(c)	65,381
522	JVM Co. Ltd.	28,988
2,519	JW Holdings Corp.	21,820
1,258	JW Pharmaceutical Corp.	58,668
4,489	JYP Entertainment Corp.(c)	65,789
2,895	Kaon Media Co. Ltd.	35,921
51,902	KB Financial Group Inc.	3,271,063
1,575	KC Co. Ltd.	30,678
2,305	KC Tech Co. Ltd.	44,358
48,073	KEC Corp.(c)	62,576
1,953	KEPCO Engineering & Construction Co., Inc.(c)	43,711
2,361	KG Chemical Corp.(c)	59,586
7,458	KG Eco Technology Service Co. Ltd.	30,975
4,404	Kginicis Co. Ltd.	84,752
4,335	KGMobilians Co. Ltd.	38,606
848	KISCO Corp.(c)	29,343
533	KISCO Holdings Co. Ltd.(c)	35,988
680	Kishin Corp.	3,047
3,382	KISWIRE Ltd.(c)	108,949
2,226	KIWOOM Securities Co. Ltd.(c)	223,048
4,490	KMH Co. Ltd.(c)	48,354
18,872	Kodaco Co. Ltd.(c)	54,079
1,319	Koh Young Technology, Inc.	116,232
1,469	Kolmar BNH Co. Ltd.(c)	48,286
8,408	Kolon Industries, Inc.	640,924
1,741	Kolon Plastic, Inc.	14,054
5,221	Korea Autoglass Corp.	84,584
3,419	Korea Circuit Co. Ltd.(c)	39,862
2,568	Korea Electric Terminal Co. Ltd.	167,376
643	Korea Gas Corp.(c)	29,716
4,846	Korea Information & Communications Co. Ltd.(c)	54,457
4,932	Korea Investment Holdings Co. Ltd.(c)	403,668
1,117	Korea Kolmar Co. Ltd.(c)	93,619
1,588	Korea Kolmar Holdings Co. Ltd.(c)	76,288
5,252	Korea Line Corp.(c)	153,697
618	Korea PetroChemical Ind Co. Ltd.	191,850
1,632	Korea United Pharm, Inc.(c)	51,275
17,345	Korean Air Lines Co. Ltd.	626,164
42,800	Korean Reinsurance Co.	488,983
2,714	Kortek Corp.	38,759
1,183	KPX Chemical Co. Ltd.	75,554

63

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
2,793	KSS LINE Ltd.(c)	$25,528
5,046	KT Skylife Co. Ltd.	69,227
10,044	Kt Submarine Co. Ltd.	42,608
12,081	KTB Investment & Securities Co. Ltd.(c)	61,884
3,749	KTCS Corp.	8,268
4,664	Ktis Corp.	14,850
700	Kukdo Chemical Co. Ltd.(c)	40,774
1,376	Kumho Industrial Co. Ltd.(c)	13,015
3,137	Kumho Petrochemical Co. Ltd.	302,581
14,116	Kumho Tire Co. Inc.(c)	78,654
8,836	Kwang Dong Pharmaceutical Co. Ltd.(c)	82,497
10,229	Kwangju Bank	122,133
1,092	Kyeryong Construction Industrial Co. Ltd.(c)	19,634
4,466	Kyobo Securities Co. Ltd.	49,559
1,118	Kyongbo Pharmaceutical Co. Ltd.(c)	15,547
682	Kyung Dong Navien Co. Ltd.	43,429
2,747	Kyungbang Ltd.(c)	37,301
1,746	Kyungdong Pharm Co. Ltd.	43,983
8,473	Kyung-In Synthetic Corp.	47,370
12,520	LB Semicon, Inc.(c)	37,929
7,239	Leadcorp Inc (The)	41,149
5,650	Lee Ku Industrial Co. Ltd.	11,905
1,206	LEENO Industrial, Inc.	69,118
9,257	LF Corp.	296,907
35,636	LG Electronics, Inc.	3,420,602
1,813	LG Hausys Ltd.	155,349
1,565	LG Innotek Co. Ltd.	183,928
10,592	LG International Corp.	297,074
1,098	LIG Nex1 Co. Ltd.	60,255
1,596	LMS Co. Ltd./South Korea	13,631
1,768	Lock & Lock Co. Ltd.(c)	45,034
1,167	Loen Entertainment, Inc.	120,432
2,654	LOTTE Fine Chemical Co. Ltd.	190,876
3,512	LOTTE Himart Co. Ltd.	253,242
41,858	Lotte Non-Life Insurance Co. Ltd.	143,466
7,553	LS Corp.	558,774
4,601	LS Industrial Systems Co. Ltd.	296,867
7,860	Lumens Co. Ltd.(c)	34,595
14,408	Macquarie Korea Infrastructure Fund	111,178
867	Macrogen, Inc.(c)	39,053
2,148	Maeil Holdings, Co. Ltd.(c)	33,894
762	Mando Corp.	198,019
639	Medy-Tox, Inc.	363,826
16,916	Meritz Financial Group, Inc.	261,379
11,185	Meritz Fire & Marine Insurance Co. Ltd.	260,811
68,787	Meritz Securities Co. Ltd.	341,407
3,448	META BIOMED Co. Ltd.(c)	14,143
7,104	MiCo Ltd.(c)	28,274
1,302	Minwise Co. Ltd.	32,189
Shares		Value
SOUTH KOREA (continued)
35,221	Mirae Asset Life Insurance Co. Ltd.(c)	$178,109
7,937	Mobase Co. Ltd.(c)	47,495
2,127	Modetour Network, Inc.(c)	66,329
9,910	Moorim P&P Co. Ltd.(c)	50,856
2,624	Muhak Co. Ltd.	48,777
2,496	Namhae Chemical Corp.(c)	28,867
1,026	Neopharm Co. Ltd.(c)	47,560
2,543	NEPES Corp.(c)	24,529
12,127	Nexen Corp.	86,309
12,832	Nexen Tire Corp.	150,809
35,520	NH Investment & Securities Co. Ltd.(c)	558,820
3,634	NHN KCP Corp.(c)	64,836
3,584	NICE Holdings Co. Ltd.(c)	56,553
5,313	NICE Information Service Co. Ltd.(c)	49,754
3,498	NICE Total Cash Management Co. Ltd.(c)	42,912
4,876	NK Co. Ltd.(c)	6,667
754	Nong Shim Holdings Co. Ltd.	80,141
1,577	Nong Woo Bio Co. Ltd.(c)	24,958
728	NongShim Co. Ltd.	220,544
454	Noroo Holdings Co. Ltd.(c)	6,909
3,414	Noroo Paint & Coatings Co. Ltd.(c)	28,326
2,740	NPC(c)	14,600
6,272	NS Shopping Co. Ltd.	94,857
32,621	OCI Co. Ltd.(c)	5,162,662
3,811	OPTRON-TEC, Inc.(c)	30,193
1,331	Orion Corp./Republic Of Korea	145,832
16,386	Orion Holdings, Corp.	418,147
2,075	Osstem Implant Co. Ltd.(c)	112,120
199	Ottogi Corp.(c)	143,494
4,424	Paik Kwang Industrial Co. Ltd.(c)	12,159
35,393	Pan Ocean Co. Ltd.(c)	199,528
5,362	Paradise Co. Ltd.	118,754
4,829	Partron Co. Ltd.	46,126
15,667	Paru Co. Ltd.(c)	59,566
765	Pharma Research Products Co. Ltd.(c)	44,273
8,309	Poongsan Corp.	391,387
898	POSCO Coated & Color Steel Co. Ltd.	26,910
8,282	Posco Daewoo Corp.	186,914
4,494	Posco ICT Co. Ltd.	38,213
15,195	Power Logics Co. Ltd.(c)	89,077
1,912	Protec Co. Ltd.(c)	36,437
4,647	PSK, Inc.(c)	106,618
180	Pulmuone Co. Ltd.(c)	28,403
4,584	Pyeong Hwa Automotive Co. Ltd.(c)	47,649
5,481	S&S Tech Corp.	24,201
1,497	S&T Motiv Co. Ltd.	69,253
1,685	S-1 Corp.	156,847
854	Sajo Industries Co. Ltd.(c)	57,501

64

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,443	Sam Chun Dang Pharm Co. Ltd.	$53,715
577	Sam Kwang Glass Co. Ltd.(c)	27,125
422	Sam Yung Trading Co. Ltd.	7,410
163	Samchully Co. Ltd.	18,241
5,492	Samick Musical Instruments Co. Ltd.	14,606
1,305	Samick THK Co. Ltd.	30,796
6,581	Samji Electronics Co. Ltd.(c)	95,832
2,001	Samjin Pharmaceutical Co. Ltd.	75,235
3,500	Sammok S-Form Co. Ltd.	43,592
6,651	Samsung Card Co. Ltd.	242,596
28,229	Samsung Electro-Mechanics Co. Ltd.	2,815,366
226,370	Samsung Engineering Co. Ltd.(c)	3,709,767
47,468	Samsung Heavy Industries Co. Ltd.(c)	408,513
6,903	Samsung Pharmaceutical Co. Ltd.(c)	29,090
11,465	Samsung SDI Co. Ltd.	2,115,096
16,246	Samsung SDS Co. Ltd.	3,902,326
10,934	Samsung Securities Co. Ltd.	445,920
11,879	SAMT Co. Ltd.(c)	22,082
2,242	Samwha Capacitor Co. Ltd.	96,894
748	Samyang Corp.	71,798
426	Samyang Foods Co. Ltd.	37,619
90	Samyang Holdings, Corp.	10,240
2,726	Sang-A Frontec Co. Ltd.	47,099
10,570	Savezone I&C Corp.(c)	48,007
5,185	SBS Media Holdings Co. Ltd.(c)	16,849
6,080	Seah Besteel Corp.(c)	180,774
485	SeAH Holdings Corp.	71,761
388	SeAH Steel Corp.(c)	37,970
3,601	Sebang Co. Ltd.(c)	45,862
3,398	Sebang Global Battery Co. Ltd.(c)	115,510
1,617	Sebo Manufacturing Engineer Corp.(c)	18,777
2,885	Sekonix Co. Ltd.(c)	39,985
4,122	Seobu T&D(c)	46,326
6,012	Seohan Co. Ltd.(c)	14,610
21,957	Seohee Construction Co. Ltd.(c)	26,011
8,526	Seoul Semiconductor Co. Ltd.	195,615
3,508	Seowonintech Co. Ltd.	27,102
5,267	Seoyon E-Hwa Co. Ltd.	53,763
3,334	SFA Engineering Corp.	120,672
21,427	SFA Semicon Co. Ltd.(c)	50,565
8,409	SH Energy & Chemical Co. Ltd.(c)	11,694
2,153	Shinsegae Co. Ltd.	691,557
802	Shinsegae Information & Communication Co. Ltd.	93,880
4,524	Showbox Corp.	22,666
36,517	Signetics Corp.(c)	45,995
3,938	Silicon Works Co. Ltd.	198,034
642	SK Bioland Co. Ltd.	14,279
Shares		Value
SOUTH KOREA (continued)
3,052	SK Chemicals Co. Ltd.(c)	$328,679
2,843	SK Discovery Co. Ltd.	135,514
1,744	SK Gas Ltd.	173,145
869	SK Materials Co. Ltd.	138,343
359,177	SK Networks Co. Ltd.	2,186,309
56,731	SK Securities Co. Ltd.(c)	70,658
4,247	SKC Co. Ltd.	180,165
1,591	SKCKOLONPI, Inc.(c)	65,333
4,287	SL Corp.(c)	108,595
1,105	SM Entertainment Co.(c)	39,943
3,546	Songwon Industrial Co. Ltd.(c)	80,361
2,069	Soulbrain Co. Ltd.	118,190
15,386	Ssangyong Cement Industrial Co. Ltd.	317,705
2,143	Ssangyong Motor Co.(c)	11,800
790	Suheung Co. Ltd.	26,485
5,080	Sung Kwang Bend Co. Ltd.	55,660
11,506	Sungchang Enterprise Holdings Ltd.(c)	33,079
3,961	Sungdo Engineering & Construction Co. Ltd.	26,633
7,382	Sungshin Cement Co. Ltd.(c)	43,621
20,469	Sungwoo Hitech Co. Ltd.(c)	135,137
2,525	Sunjin Co. Ltd.(c)	40,198
67	Suprema, Inc.(c)	1,575
2,233	Systems Technology, Inc.	59,074
6,520	Tae Kyung Industrial Co. Ltd.	33,459
210	Taekwang Industrial Co. Ltd.(c)	271,190
21,432	Taeyoung Engineering & Construction Co. Ltd.(c)	242,850
8,575	TBH Global Co. Ltd. (The)(c)	62,635
2,118	Techwing, Inc.	36,793
1,053	Tera Semicon Co. Ltd.(c)	26,230
1,108	TES Co Ltd.	36,368
8,316	Texcell-Netcom Co. Ltd.(c)	189,239
2,262	Thinkware Systems Corp.(c)	23,725
16,250	TK Chemical Corp.(c)	33,250
753	Tokai Carbon Korea Co. Ltd.	49,361
4,967	Top Engineering Co. Ltd.(c)	30,885
1,942	Toptec Co. Ltd.(c)	49,559
7,156	Tovis Co. Ltd.	56,224
1,613	UIL Co. Ltd.	10,166
3,120	Unid Co. Ltd.(c)	145,065
4,676	Union Semiconductor Equipment & Materials Co. Ltd.(c)	31,616
2,607	UniTest, Inc.	29,785
1,674	Value Added Technologies Co. Ltd.(c)	59,492
1,227	Viatron Technologies, Inc.(c)	21,717
4,146	Vitzrocell Co. Ltd.(a)(b)(c)	17,592
1,916	Webzen Inc(c)	53,379
3,260	Whanin Pharmaceutical Co. Ltd.(c)	74,948
4,704	WiSoL Co. Ltd.	63,213
8,940	Wonik Holdings Corp.(c)	64,966

65

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SOUTH KOREA (continued)
1,674	Wonik IPS Co. Ltd.(c)	$51,654
411	Wonik Materials Co. Ltd.(c)	24,055
2,740	Wonik QnC Corp.(c)	37,077
12,035	Woongjin Co. Ltd.(c)	32,233
4,201	Woongjin Thinkbig Co. Ltd.	29,191
155,901	Woori Bank	2,460,020
3,901	Wooshin Systems Co. Ltd.(c)	33,682
4,055	Y G-1 Co. Ltd.	67,973
3,685	Yearimdang Publishing Co. Ltd.(c)	35,371
1,080	YESCO Co. Ltd.	45,209
2,162	Youlchon Chemical Co. Ltd.	40,796
49	Young Poong Corp.(c)	48,640
11,398	Youngone Corp.(c)	340,494
2,002	Youngone Holdings Co. Ltd.(c)	105,551
16,555	Yuanta Securities Korea Co. Ltd.(c)	77,206
943	Yuhan Corp.(c)	205,758
6,279	Yungjin Pharmaceutical Co. Ltd.(c)	57,742
2,552	Zeus Co. Ltd.	41,225
		98,035,547
SPAIN — 0.4%
22,780	Acciona SA	2,062,939
56,641	Acerinox SA	832,977
54,887	ACS Actividades de Construccion y Servicios SA	2,198,369
17,364	Almirall SA	188,420
33,799	Applus Services SA	488,874
12,806	Atresmedia Corp. de Medios de Comunicaion SA	133,793
2,752	Azkoyen SA	29,043
1,482,369	Banco de Sabadell SA	3,522,614
59,752	Banco Popular Espanol SA(a)	0
143,492	Bankinter SA	1,650,058
895	Baron de Ley(c)	122,787
16,407	Bolsas y Mercados Espanoles SHMSF SA	559,774
20,024	Caja de Ahorros del Mediterraneo(a)(b)(c)	0
35,477	Cellnex Telecom SA	958,016
6,043	Cia de Distribucion Integral Logista Holdings SA	147,354
15,715	Cie Automotive SA	539,286
4,520	Construcciones y Auxiliar de Ferrocarriles SA	210,444
163,372	Deoleo SA(c)	38,093
129,987	Distribuidora Internacional de Alimentacion SA	694,123
23,741	Ebro Foods SA	584,800
86,329	EDP Renovaveis SA	755,636
22,694	eDreams ODIGEO SA(c)	149,332
15,183	Elecnor SA	241,287
85,982	Enagas SA	2,343,197
67,086	Ence Energia y Celulosa SA	431,032
90,277	Ercros SA	331,993
Shares		Value
SPAIN (continued)
35,660	Euskaltel SA	$309,918
27,381	Faes Farma SA	99,606
977	Faes Farma SA(b)	3,554
9,353	Fluidra SA	125,877
8,488	Fomento de Construcciones y Contratas SA(c)	100,641
16,692	Grupo Catalana Occidente SA	781,298
47,660	Grupo Ezentis SA(c)	38,936
1,905	Iberpapel Gestion SA	80,652
25,809	Indra Sistemas SA(c)	379,393
25,895	Inmobiliaria Colonial SA	289,190
1,502	Laboratorios Farmaceuticos Rovi SA	30,024
438,123	Liberbank SA(c)	245,432
598,935	Mapfre SA	2,127,474
46,589	Mediaset Espana Comunicacion SA	526,833
20,767	Melia Hotels International SA	293,931
3,643	Miquel y Costas & Miquel SA	152,877
50,547	NH Hotel Group SA	384,700
44,830	Obrascon Huarte Lain SA(c)	276,792
25,893	Papeles y Cartones de Europa SA	386,415
9,982	Pharma Mar SA(c)	21,416
1,765	Prim SA	22,790
31,611	Prosegur Cia de Seguridad SA	262,954
28,335	Red Electrica Corp. SA	600,515
88,815	Sacyr SA	289,787
13,396	Saeta Yield SA	186,943
2,458	Siemens Gamesa Renewable Energy SA	38,360
32,524	Talgo SA	188,980
861	Tecnicas Reunidas SA	29,333
30,529	Tubacex SA(c)	130,767
38,173	Tubos Reunidos SA(c)	37,394
4,430	Vidrala SA	451,008
8,488	Viscofan SA	593,309
34,839	Vocento SA(c)	61,941
39,000	Zardoya Otis SA	445,471
		29,208,752
SWEDEN — 0.9%
222,625	AAK AB(b)	20,708,908
1,484	AcadeMedia AB(c)	12,034
28,539	Acando AB	110,282
3,798	Addlife AB	87,721
6,191	AddNode Group AB	62,382
12,819	AddTech AB - Class B	316,249
697,344	AF AB - B Shares(b)	16,725,849
11,378	Ahlstrom-Munksjo Oyj	250,886
4,896	Alimak Group AB	82,388
42,592	Arjo AB - B Shares(c)	139,453
3,189	Atrium Ljungberg AB - Class B	52,692
8,458	Attendo AB	89,250
2,983	Avanza Bank Holding AB	167,626
19,917	Axfood AB	400,367

66

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SWEDEN (continued)
4,430	BE Group AB(c)	$33,113
5,500	Beijer Alma AB	179,031
3,886	Beijer Ref AB	168,658
7,695	Bergman & Beving AB - Class B	81,150
44,970	Betsson AB	364,901
35,606	Bilia AB - A Shares	342,735
78,125	BillerudKorsnas AB	1,202,129
2,871	BioGaia AB - Class B	113,493
8,156	Biotage AB	90,359
3,705	Bjorn Borg AB	12,742
1,799	Bonava AB	25,684
53,125	Bonava AB - Class B	757,108
13,877	Bravida Holding AB	98,796
13,752	Bufab AB	183,595
7,831	Bulten AB	118,659
33,716	Byggmax Group AB	206,663
21,585	Castellum AB	371,990
1,272	Catena AB	25,828
7,218	Clas Ohlson AB - Class B	100,119
78,435	Cloetta AB - B Shares	323,897
5,320	Collector AB(c)	55,969
30,492	Com Hem Holding AB	530,134
4,799	Coor Service Management Holding AB	40,378
1,200	Dedicare AB - Class B	16,477
5,878	Dios Fastigheter AB	41,624
36,761	Dometic Group AB	397,472
13,750	Doro AB	65,697
15,850	Duni AB	238,960
8,279	Dustin Group AB	81,635
2,456	Eastnine AB	27,864
2,137	Elanders AB - B Shares	22,103
37,905	Elekta AB - Class B	361,930
4,800	Eltel AB(c)	17,397
2,635	Enea AB	26,083
1,232	eWork Group AB	16,948
12,359	Fabege AB	270,239
6,669	Fagerhult AB	83,025
8,150	Fastighets AB Balder - Class B(c)	217,198
999	FastPartner AB	18,573
42,592	Getinge AB - B Shares	583,215
42,380	Granges AB	445,856
27,379	Gunnebo AB	126,473
3,932	Haldex AB(c)	45,408
12,523	Hemfosa Fastigheter AB	171,955
49,658	Hexpol AB	532,822
5,834	HIQ International AB	50,641
16,146	Holmen AB - Class B	850,339
9,802	Hufvudstaden AB - Class A	157,730
19,749	Indutrade AB	609,019
18,630	Intrum Justitia AB	691,305
10,171	Inwido AB	105,454
4,575	ITAB Shop Concept AB - Class B	26,359
Shares		Value
SWEDEN (continued)
30,789	JM AB	$693,933
43,237	KappAhl AB	183,321
8,338	Karo Pharma AB	38,516
33,241	Klovern AB - B Shares	44,083
6,404	KNOW IT AB	135,233
16,156	Kungsleden AB	114,406
8,118	Lagercrantz Group AB - B Shares	85,508
3,734	Lifco AB - B Shares	150,452
27,257	Lindab International AB	240,058
31,407	Loomis AB - Class B	1,255,499
11,667	Mekonomen AB	213,503
31,113	Modern Times Group MTG AB - Class B	1,426,952
7,695	Momentum Group AB - Class B(c)	105,856
8,390	MQ Holding AB	25,554
13,849	Mycronic AB	156,330
19,291	NCC AB - Class B	382,642
2,159	Nederman Holding AB	70,415
66,395	Net Insight AB - Class B(c)	41,034
33,902	NetEnt AB	192,487
27,131	New Wave Group AB - Class B	191,090
41,644	Nibe Industrier AB - Class B	405,347
31,265	Nobia AB	252,543
32,613	Nobina AB	231,357
7,901	Nolato AB - B Shares	531,419
2,908	Nordax Group AB	19,375
1,900	Nordic Waterproofing Holding AS	17,843
556	OEM International AB - B Shares	13,336
175,440	Opus Group AB	143,382
117,641	Peab AB	1,009,217
2,570	Platzer Fastigheter Holding AB - Class B	16,894
37,175	Pricer AB - B Shares	42,884
2,279	Proact IT Group AB	50,035
38,765	Qliro Group AB(c)	79,696
52,789	Ratos AB - B Shares	248,540
2,630	Raysearch Laboratories AB(c)	52,400
8,060	Recipharm AB - B Shares	98,092
22,978	Rottneros AB	20,296
8,304	Saab AB - Class B	397,817
166	Sagax AB - Class B	2,107
61,478	SAS AB(c)	148,782
23,896	Scandi Standard AB	191,352
8,472	Scandic Hotels Group AB	93,752
3,644	Sectra AB - B Shares	87,587
7,592	Semcon AB	46,102
11,351	SkiStar AB	231,921
31,885	SSAB AB - A Shares(c)	203,477
147,413	SSAB AB - B Shares(c)	770,155
69,161	SSAB AB - Class A(c)	438,757
176,772	SSAB AB - Class B(c)	919,316
13,247	Sweco AB - Class B	298,902

67

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SWEDEN (continued)
18,817	Swedish Orphan Biovitrum AB(c)	$330,734
11,141	Swedol AB - Class B	40,860
3,229	Systemair AB	48,436
3,843	Thule Group AB	87,542
4,188	Tobii AB(c)	18,527
866	Troax Group AB	31,212
9,116	Victoria Park AB - B Shares	34,822
2,479	Vitrolife AB	216,758
15,269	Wallenstam AB	144,554
6,462	Wihlborgs Fastigheter AB	157,206
		64,853,225
SWITZERLAND — 1.5%
4,983	Allreal Holding AG	866,772
3,034	ALSO Holding AG	447,236
276	APG SGA SA	136,110
15,516	Arbonia AG(c)	277,063
32,020	Aryzta AG	862,476
11,073	Ascom Holding AG	286,714
998	Autoneum Holding AG	330,040
275	Bachem Holding AG - Class B	41,660
39,725	Baloise Holding AG	6,500,261
640	Bank Cler AG	30,255
554	Banque Cantonale de Geneve	100,294
1,397	Banque Cantonale Vaudoise	1,175,236
424	Barry Callebaut AG	868,272
1,131	Belimo Holding AG(b)	5,304,126
715	Bell Food Group AG	343,384
3,500	Bellevue Group AG	98,899
1,224	Berner Kantonalbank AG	243,814
987	BKW AG	62,990
2,740	Bobst Group SA	359,151
1,166	Bossard Holding AG	301,162
3,259	Bucher Industries AG	1,493,730
20,499	Burckhardt Compression Holding AG	7,624,769
232	Burkhalter Holding AG	29,961
1,767	Calida Holding AG	68,345
111	Carlo Gavazzi Holding AG	40,548
12,616	Cavotec SA	41,307
13,226	Cembra Money Bank AG	1,305,193
178	Cham Group AG	85,103
699	Cicor Technologies(c)	58,428
539	Cie Financiere Tradition SA	59,068
133,112	Clariant AG	3,809,942
638	Coltene Holding AG	66,696
203	Conzzeta AG	247,330
25,226	Daetwyler Holding AG	5,360,948
3,583	DKSH Holding AG	335,106
821	dormakaba Holding AG	755,505
9,998	Dufry AG(c)	1,554,349
2,785	EDAG Engineering Group AG	56,707
38,356	EFG International AG	431,054
1,177	Emmi AG	892,788
2,219	Energiedienst Holding AG	61,987
Shares		Value
SWITZERLAND (continued)
721	Feintool International Holding AG	$99,929
554	Fenix Outdoor International AG	70,727
46,077	Ferrexpo Plc	190,837
7,573	Flughafen Zuerich AG	1,929,966
291	Forbo Holding AG	492,113
61,396	GAM Holding AG	1,153,051
2,355	Georg Fischer AG	3,410,733
228	Gurit Holding AG	255,252
3,618	Helvetia Holdings AG	2,155,446
3,758	Highlight Communications AG	24,075
491	HOCHDORF Holding AG	159,842
4,590	Huber & Suhner AG	267,781
12	Hypothekarbank Lenzburg AG	58,791
7,940	Implenia AG	576,252
338	Inficon Holding AG	211,534
136	Interroll Holding AG	225,023
104	Intershop Holding AG	54,807
100,579	IWG Plc	379,296
578	Jungfraubahn Holding AG	85,699
1,015	Kardex AG	138,278
1,169	Komax Holding AG	403,420
19,796	Kudelski SA	248,846
74,031	Landis+Gyr Group AG(c)	6,124,509
144	LEM Holding SA	258,372
27,163	Logitech International SA	1,139,927
1,064	Luzerner Kantonalbank AG	565,866
725	MCH Group AG	50,787
74	Metall Zug AG - Class B	296,557
16,431	Meyer Burger Technology AG(c)	33,330
1,603	Mobilezone Holding AG	20,702
2,383	Mobimo Holding AG	665,678
111,727	OC Oerlikon Corp AG	1,993,860
1,235	Orascom Development Holding AG(c)	22,026
5,837	Oriflame Holding AG	261,335
2,566	Orior AG	208,147
1,572	Panalpina Welttransport Holding AG	260,269
288	Phoenix Mecano AG	197,415
326	Plazza AG	79,158
2,374	PSP Swiss Property AG	233,510
1,363	Rieter Holding AG	364,052
154	Romande Energie Holding SA	206,822
95	Schaffner Holding AG	32,151
272,660	Schmolz & Bickenbach AG(c)	234,357
262	Schweiter Technologies AG	328,221
3,784	SFS Group AG	475,261
1,808	Siegfried Holding AG	647,830
3,532	Sonova Holding AG	569,598
861	St. Galler Kantonalbank AG	482,882
39,008	STMicroelectronics NV	931,322
1,913	Straumann Holding AG	1,461,341
4,456	Sulzer AG	633,870
68

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SWITZERLAND (continued)
18,875	Sunrise Communications Group AG	$1,774,443
8,799	Swiss Life Holding AG	3,304,056
3,140	Swissquote Group Holding SA	155,187
953	Tamedia AG	142,323
1,410	Tecan Group AG	312,374
44,807	Temenos Group AG	6,190,900
235	Thurgauer Kantonalbank	26,763
45,534	u-blox Holding AG	9,544,650
6,050	Valiant Holding AG	730,615
2,234	Valora Holding AG	820,873
437	Vaudoise Assurances Holding SA	247,903
94	Vetropack Holding AG	188,858
8,356	Vifor Pharma AG	1,229,946
16,937	Von Roll Holding AG(c)	26,022
14,574	Vontobel Holding AG	1,053,023
60	VZ Holding AG	20,242
679	Walter Meier AG	30,859
1,680	Wizz Air Holdings Plc(c)	82,605
331	Ypsomed Holding AG	62,057
7,747	Zehnder Group AG	359,571
61	Zug Estates Holding AG - B Shares	116,003
34	Zuger Kantonalbank AG	206,758
		101,011,663
TAIWAN — 1.8%
66,000	AcBel Polytech, Inc.	51,517
71,000	Accton Technology Corp.	285,018
3,951,878	Acer, Inc.	3,749,101
66,000	Aces Electronic Co. Ltd.	56,499
50,000	Acon Holding, Inc.(c)	14,874
7,000	Acter Co. Ltd.	49,836
16,000	Actron Technology Corp.	61,210
3,000	Addcn Technology Co. Ltd.	24,498
9,998	Adlink Technology, Inc.	21,268
8,000	Advanced Ceramic X Corp.	103,344
48,000	Advanced International Multitech Co. Ltd.	52,619
26,000	Advanced Optoelectronic Technology, Inc.	32,605
65,373	Advancetek Enterprise Co. Ltd.	41,832
64,000	AGV Products Corp.(c)	16,579
17,916	Airtac International Group	284,610
9,000	All Ring Tech Co. Ltd.	20,473
29,212	Alltek Technology Corp.	20,346
11,000	Alltop Technology Co. Ltd.	30,307
85,000	Alpha Networks, Inc.	76,556
49,050	Altek Corp.	53,686
44,000	Ambassador Hotel (The)	34,949
18,000	AMPOC Far-East Co. Ltd.	16,490
28,000	AmTRAN Technology Co. Ltd.	16,764
20,000	Apacer Technology, Inc.	26,248
26,000	APCB, Inc.	24,086
14,000	Apex Biotechnology Corp.	15,155
Shares		Value
TAIWAN (continued)
79,161	Apex International Co. Ltd.	$56,766
37,000	Arcadyan Technology Corp.	63,729
165,872	Ardentec Corp.	218,256
315,000	Asia Cement Corp.	324,776
193,000	Asia Pacific Telecom Co. Ltd.(c)	66,551
132,100	Asia Vital Components Co. Ltd.	140,279
4,208	Asmedia Technology, Inc.	51,471
4,000	ASPEED Technology, Inc.	105,128
19,000	Aten International Co. Ltd.	57,367
5,344,000	AU Optronics Corp.	2,548,647
44,800	Audix Corp.	65,404
24,291	AVY Precision Technology, Inc.	47,589
13,000	Axiomtek Co. Ltd.	23,462
100,278	Bank of Kaohsiung Co. Ltd.	33,443
49,000	BenQ Materials Corp.(c)	32,279
174,350	BES Engineering Corp.	46,660
11,000	Bothhand Enterprise, Inc.	25,664
13,000	C Sun Manufacturing Ltd.	12,511
9,000	Capital Futures Corp.	14,313
316,781	Capital Securities Corp.	129,341
118,000	Career Technology Manufacturing Co. Ltd.	177,129
177,300	Cathay Real Estate Development Co. Ltd.	100,678
22,000	Center Laboratories, Inc.(c)	36,798
19,760	Central Reinsurance Co. Ltd.	12,034
180,000	Chailease Holding Co. Ltd.	605,857
26,000	ChainQui Construction Development Co. Ltd.	19,001
1,730	Chang Wah Electromaterials, Inc.	8,666
50,000	Channel Well Technology Co. Ltd.	55,326
12,000	Chant Sincere Co. Ltd.	12,187
30,185	Charoen Pokphand Enterprise	68,458
14,000	CHC Healthcare Group	16,980
13,000	CHC Resources Corp.	26,272
15,000	Chen Full International Co. Ltd.	24,395
22,000	Chenbro Micom Co. Ltd.	33,666
230,920	Cheng Loong Corp.	125,976
189,797	Cheng Uei Precision Industry Co. Ltd.	299,229
36,000	Chenming Mold Industry Corp.	24,951
13,000	Chian Hsing Forging Industrial Co. Ltd.	31,267
125,649	Chicony Electronics Co. Ltd.	331,092
30,150	Chicony Power Technology Co. Ltd.	61,033
32,251	Chilisin Electronics Corp.	107,557
76,000	Chimei Materials Technology Corp.(c)	31,943
1,283,744	China Airlines Ltd.(c)	532,957
209,000	China Bills Finance Corp.	111,508
64,000	China Chemical & Pharmaceutical Co. Ltd.	40,843
51,000	China Electric Manufacturing Corp.(c)	18,198

69

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
73,444	China General Plastics Corp.	$84,795
277,374	China Life Insurance Co. Ltd.	285,506
106,077	China Metal Products	103,546
3,733,000	China Petrochemical Development Corp.(c)	1,953,243
12,114	China Steel Chemical Corp.	59,229
37,000	China Steel Structure Co. Ltd.	27,358
1,330,387	China Synthetic Rubber Corp.	2,243,520
31,360	China Wire & Cable Co. Ltd.	25,985
21,000	Chinese Maritime Transport Ltd.	21,652
85,883	Chin-Poon Industrial Co. Ltd.	159,711
284,000	Chipbond Technology Corp.	656,760
117,751	Chipmos Technologies, Inc.	107,669
16,000	Chong Hong Construction Co. Ltd.	48,200
33,876	Chroma ATE, Inc.	192,943
64,000	Chun Yu Works & Co. Ltd.	33,048
162,779	Chun Yuan Steel	64,228
400,000	Chung Hung Steel Corp.(c)	177,729
138,779	Chung Hwa Pulp Corp.	54,520
56,125	Chung-Hsin Electric & Machinery Manufacturing Corp.	40,632
1,000	Chunghwa Precision Test Tech Co. Ltd.	40,830
14,000	Chyang Sheng Dyeing & Finishing Co. Ltd.	11,120
7,000	Cleanaway Co. Ltd.	41,190
113,348	Clevo Co.	110,060
533,000	CMC Magnetics Corp.(c)	88,878
30,034	CoAsia Microelectronics Corp.(c)	15,354
4,496,000	Compal Electronics, Inc.	3,347,453
536,000	Compeq Manufacturing Co. Ltd.	665,736
18,000	Compucase Enterprise	22,727
51,000	Concord Securities Co. Ltd.(c)	16,711
8,400	Concraft Holding Co. Ltd.	82,716
68,873	Continental Holdings Corp.	38,518
157,200	Coretronic Corp.	206,576
30,148	Co-Tech Development Corp.(c)	45,565
94,000	CSBC Corp. Taiwan(c)	46,120
3,622,000	CTBC Financial Holding Co. Ltd.	2,647,016
54,838	CTCI Corp.	85,233
7,590	Cub Elecparts, Inc.	77,735
18,000	CviLux Corp.	19,053
6,000	Cyberpower Systems, Inc.	20,133
36,000	CyberTAN Technology, Inc.	24,889
6,600	Cypress Technology Co. Ltd.	20,743
81,000	DA CIN Construction Co. Ltd.	50,998
76,321	Da-Li Development Co. Ltd.	87,462
95,000	Danen Technology Corp.(c)	23,305
98,000	Darfon Electronics Corp.	102,723
147,000	Darwin Precisions Corp.	181,320
29,111	De Licacy Industrial Co. Ltd.	25,070
Shares		Value
TAIWAN (continued)
66,201	Delpha Construction Co. Ltd.	$34,298
24,000	Depo Auto Parts Industrial Co. Ltd.	75,264
198,904	D-Link Corp.	89,060
60,183	Dynamic Electronics Co. Ltd.(c)	23,024
39,000	Dynapack International Technology Corp.	61,955
118,000	E Ink Holdings, Inc.	214,983
31,620	Eclat Textile Co. Ltd.	317,334
3,000	ECOVE Environment Corp.	17,344
38,000	Edison Opto Corp.(c)	20,926
45,895	Edom Technology Co. Ltd.	31,494
13,520	eGalax_eMPIA Technology, Inc.	24,446
51,320	Elan Microelectronics Corp.	81,350
14,000	E-LIFE MALL Corp.	30,406
20,736	Elite Advanced Laser Corp.	91,779
18,967	Elite Material Co. Ltd.	66,704
37,000	Elite Semiconductor Memory Technology, Inc.	56,683
126,489	Elitegroup Computer Systems Co. Ltd.(c)	81,156
7,000	eMemory Technology, Inc.	99,672
57,011	ENG Electric Co. Ltd.	13,790
8,000	Ennoconn Corp.	130,380
133,000	EnTie Commercial Bank Co. Ltd.	61,377
28,000	Epileds Technologies, Inc.(c)	21,472
422,015	Epistar Corp.(c)	747,147
16,000	Eson Precision Ind. Co., Ltd.	23,743
142,033	Eternal Materials Co. Ltd.	150,583
28,000	E-Ton Solar Tech Co. Ltd.(c)	8,022
6,000	Eurocharm Holdings Co. Ltd.	17,581
9,588,074	Eva Airways Corp.	5,082,628
154,960	Everest Textile Co. Ltd.	76,827
246,000	Evergreen International Storage & Transport Corp.	117,744
3,991,198	Evergreen Marine Corp. Taiwan Ltd.(c)	2,362,223
129,342	Everlight Chemical Industrial Corp.	81,877
766,643	Everlight Electronics Co. Ltd.	1,204,723
403,062	Far Eastern Department Stores Ltd.	216,429
750,724	Far Eastern International Bank	248,820
39,478	Faraday Technology Corp.	110,799
78,000	Farglory Land Development Co. Ltd.	86,041
127,255	Federal Corp.	58,725
9,100	Feedback Technology Corp.	39,653
103,320	Feng Hsin Steel Co. Ltd.	212,344
49,720	Feng TAY Enterprise Co. Ltd.	235,417
4,560,000	First Financial Holding Co. Ltd.	3,152,596
72,120	First Hotel	39,097
61,000	First Insurance Co. Ltd. (The)	30,034
270,859	First Steamship Co. Ltd.(c)	77,414
52,049	FLEXium Interconnect, Inc.	198,227

70

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
9,955	Flytech Technology Co. Ltd.	$29,477
37,000	Focaltech Systems Co. Ltd.	38,275
9,764	Formosa International Hotels Corp.	51,926
7,000	Formosa Laboratories, Inc.	13,738
31,203	Formosa Oilseed Processing Co. Ltd.	73,336
114,791	Formosan Union Chemical	71,682
33,000	Fortune Electric Co. Ltd.	23,777
58,210	Founding Construction & Development Co. Ltd.	32,255
1,362,000	Foxconn Technology Co. Ltd.	3,897,370
11,550	Foxsemicon Integrated Technology, Inc.	103,035
12,000	Fulgent Sun International Holding Co. Ltd.	29,603
169,000	Fulltech Fiber Glass Corp.	137,714
106,466	Fwusow Industry Co. Ltd.	64,657
40,000	Gemtek Technology Corp.	38,565
20,000	General Interface Solution Holding Ltd.	148,908
7,000	Genius Electronic Optical Co. Ltd.(c)	67,129
112,000	Getac Technology Corp.	166,969
21,000	Giant Manufacturing Co. Ltd.	117,805
122,000	Giantplus Technology Co. Ltd.	76,811
1,098,781	Gigabyte Technology Co. Ltd.	2,740,779
54,000	Gigastorage Corp.(c)	29,366
150,570	Gintech Energy Corp.(c)	90,408
167,000	Global Brands Manufacture Ltd.	72,483
8,000	Global Mixed Mode Technology, Inc.	18,775
7,000	Global PMX Co. Ltd.	42,031
6,000	Global Unichip Corp.	74,008
14,000	Globalwafers Co. Ltd.	214,235
76,650	Globe Union Industrial Corp.	51,283
170,880	Gloria Material Technology Corp.	118,726
13,000	Glory Science Co. Ltd.	23,239
181,770	Gold Circuit Electronics Ltd.(c)	63,926
187,852	Goldsun Building Materials Co. Ltd.(c)	61,940
12,485	Gourmet Master Co. Ltd.	180,985
42,000	Grand Ocean Retail Group Ltd.	33,000
376,000	Grand Pacific Petrochemical	370,898
4,000	Grand Plastic Technology Corp.	24,155
8,000	Grape King Bio Ltd.	58,191
59,000	Great China Metal Industry	51,317
40,000	Great Taipei Gas Co. Ltd.	37,467
216,946	Great Wall Enterprise Co. Ltd.	253,081
72,000	Greatek Electonics, Inc.	140,070
92,000	Green Energy Technology, Inc.(c)	55,240
141,000	Hannstar Board Corp.	97,723
6,804,000	HannStar Display Corp.	2,486,236
221,000	HannsTouch Solution, Inc.(c)	68,320
30,300	Harvatek Corp.(c)	21,260
Shares		Value
TAIWAN (continued)
89,000	Hey Song Corp.	$95,274
66,666	Highwealth Construction Corp.	104,761
77,620	Hitron Technology, Inc.	55,794
23,026	Hiwin Technologies Corp.	298,239
273,530	Ho Tung Chemical Corp.(c)	89,251
87,000	Hocheng Corp.(c)	29,492
28,000	Holtek Semiconductor, Inc.	75,319
26,105	Holy Stone Enterprise Co. Ltd.	100,316
52,514	Hong Pu Real Estate Development Co. Ltd.	40,720
29,624	Hota Industrial Manufacturing Co. Ltd.	125,019
46,678	Hsin Kuang Steel Co. Ltd.	49,648
54,143	Hsing TA Cement Co.	25,636
764,000	HTC Corp.(c)	1,861,145
11,000	Hu Lane Associate, Inc.	57,367
62,479	Huaku Development Co. Ltd.	155,632
31,000	Hung Ching Development & Construction Co. Ltd.	27,282
74,000	Hung Sheng Construction Ltd.	68,807
42,830	Hwa Fong Rubber Co. Ltd.	22,043
30,110	Ibase Technology, Inc.	51,138
34,341	Ichia Technologies, Inc.(c)	19,441
9,436	Innodisk Corp.	39,012
6,159,000	Innolux Corp.	2,905,637
15,000	Integrated Service Technology, Inc.	53,267
4,000	International Games System Co. Ltd.	22,508
2,932,155	Inventec Corp.	2,394,376
12,000	I-Sheng Electric Wire & Cable Co. Ltd.	18,569
42,000	ITEQ Corp.	89,633
15,000	Jarllytec Co. Ltd.	25,681
10,000	Jentech Precision Industrial Co. Ltd.	24,120
10,500	Jess-Link Products Co. Ltd.	10,844
459,731	Jih Sun Financial Holdings Co. Ltd.	131,395
4,680	Johnson Health Tech Co. Ltd.	5,620
13,000	Kaulin Manufacturing Co. Ltd.	11,262
136,682	Kenda Rubber Industrial Co. Ltd.	173,517
38,000	Kerry TJ Logistics Co. Ltd.	50,066
109,000	Kindom Construction Corp.	83,586
36,720	King Chou Marine Technology Co. Ltd.	40,127
4,000	King Slide Works Co. Ltd.	54,279
526,184	King Yuan Electronics Co. Ltd.	544,319
5,000	Kingpak Technology, Inc.	47,434
374,185	King’s Town Bank Co. Ltd.	536,008
27,062	King’s Town Construction Co. Ltd.(c)	21,309
25,000	Kinik Co.	69,651
24,000	Kinko Optical Co. Ltd.	30,880
646,343	Kinpo Electronics, Inc.	238,397

71

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
56,000	Kinsus Interconnect Technology Corp.	$96,838
5,000	KMC Kuei Meng International, Inc.	22,988
16,328	KS Terminals, Inc.	32,549
6,000	Kung Long Batteries Industrial Co. Ltd.	29,336
81,000	Kung Sing Engineering Corp.	47,107
31,000	Kuo Toong International Co. Ltd.(c)	22,283
104,982	Kuoyang Construction Co. Ltd.(c)	57,812
74,799	Kwong Fong Industries Corp.	42,987
17,000	Kwong Lung Enterprise Co. Ltd.	27,968
39,000	L&K Engineering Co. Ltd.	46,433
8,000	Land Mark Optoelectronics Corp.	101,559
14,000	Lanner Electronics, Inc.	20,751
17,000	Laser Tek Taiwan Co. Ltd.	17,673
1,668,000	LCY Chemical Corp.	2,583,939
94,714	Lealea Enterprise Co. Ltd.(c)	37,372
43,000	LEE CHI Enterprises Co. Ltd.	16,967
15,000	Lelon Electronics Corp.	31,188
62,275	Leofoo Development Co. Ltd.(c)	17,264
199,000	Lextar Electronics Corp.(c)	165,574
12,400	Li Cheng Enterprise Co. Ltd.	19,230
167,788	Li Peng Enterprise Co. Ltd.(c)	49,855
34,629	Lian Hwa Food Corp.	40,753
282,640	Lien Hwa Industrial Corp.	366,083
137,000	Lingsen Precision Industries Ltd.	71,918
75,882	Lite-On Semiconductor Corp.	116,119
18,000	Lite-On Technology Corp.	26,433
122,000	Long Bon International Co. Ltd.	61,533
267,746	Long Chen Paper Co. Ltd.	306,830
15,000	Longwell Co.	40,555
8,451	Lotes Co. Ltd.	51,468
69,000	Lucky Cement Corp.	20,100
12,545	Lumax International Corp. Ltd.	24,922
5,000	Macauto Industrial Co. Ltd.	25,905
10,500	Macroblock Inc.	24,029
90,274	Macronix International(c)	141,549
11,000	Mag Layers Scientific-Technics Co. Ltd.	24,910
30,213	Makalot Industrial Co. Ltd.	137,353
327,998	Masterlink Securities Corp.	101,284
26,095	Meiloon Industrial Co. Ltd.	30,397
178,740	Mercuries & Associates Holding Ltd.	153,010
305,518	Mercuries Life Insurance Co. Ltd.(c)	167,720
12,091	Merry Electronics Co. Ltd.	75,917
64,000	Microbio Co. Ltd.(c)	48,309
36,404	Micro-Star International Co. Ltd.	120,283
Shares		Value
TAIWAN (continued)
38,400	MIN AIK Technology Co. Ltd.	$35,178
34,036	Mirle Automation Corp.	62,827
4,000	Nak Sealing Technologies Corp.	12,544
34,000	Namchow Holdings Co. Ltd.	72,210
42,590	Nan Kang Rubber Tire Co. Ltd.	39,601
68,005	Nantex Industry Co. Ltd.	54,016
21,000	National Petroleum Co. Ltd.	28,533
114,428	Neo Solar Power Corp.(c)	54,573
11,000	Nexcom International Co. Ltd.	12,304
34,043	Nichidenbo Corp.	44,269
24,000	Nien Made Enterprise Co. Ltd.	247,036
1,118,000	Novatek Microelectronics Corp.	4,699,010
17,000	Nuvoton Technology Corp.	44,388
137,090	OptoTech Corp.	106,773
177,000	Orient Semiconductor Electronics Ltd.(c)	55,143
35,500	Oriental Union Chemical Corp.	36,358
19,440	Paiho Shih Holdings Corp.	41,087
156,453	Pan Jit International, Inc.	195,664
7,000	Parade Technologies Ltd.	146,506
4,242	Paragon Technologies Co. Ltd.	4,832
7,323	PChome Online, Inc.	40,704
2,377	Pharmally International Holding Co. Ltd.	30,176
103,616	Phihong Technology Co. Ltd.(c)	47,283
21,000	Phison Electronics Corp.	214,716
12,000	Planet Technology Corp.	25,815
24,000	Plotech Co. Ltd.	14,822
5,099	Posiflex Technology, Inc.	24,580
894,200	Powertech Technology, Inc.	2,908,516
9,242	Poya International Co. Ltd.	118,436
417,377	President Securities Corp.(c)	220,535
86,000	Primax Electronics Ltd.	243,729
277,370	Prince Housing & Development Corp.	119,911
4,000	Pro Hawk Corp.	18,185
121,000	Prodisc Technology, Inc.(a)(b)(c)	0
26,000	Promate Electronic Co. Ltd.	25,870
4,339,520	Qisda Corp.	3,163,946
118,000	Quintain Steel Co. Ltd.	46,155
208,008	Radiant Opto-Electronics Corp.	528,129
201,677	Radium Life Tech Co. Ltd.(c)	84,074
805,825	Realtek Semiconductor Corp.	3,221,033
45,771	Rechi Precision Co. Ltd.	46,014
182,616	Rich Development Co. Ltd.	62,657
446,597	Ritek Corp.(c)	85,809
128,400	Ruentex Development Co. Ltd.(c)	147,363
75,335	Sampo Corp.	34,507
37,113	San Fang Chemical Industry Co. Ltd.	42,658
17,600	San Shing Fastech Corp.	33,213
33,080	Sanyang Motor Co. Ltd.	23,892

72

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
7,000	Scientech Corp.	$20,487
31,000	SDI Corp.	79,559
10,000	Senao International Co. Ltd.	17,601
53,000	Sercomm Corp.	152,205
49,674	Sesoda Corp.	54,028
16,800	Sharehope Medicine Co. Ltd.	20,866
19,000	Sheng Yu Steel Co. Ltd.	18,253
54,000	Shieh Yih Machinery Industry Co. Ltd.	23,623
87,000	Shih Wei Navigation Co. Ltd.(c)	27,552
10,282,606	Shin Kong Financial Holding Co. Ltd	3,774,987
17,000	Shin Zu Shing Co. Ltd.	49,229
134,040	Shining Building Business Co. Ltd.(c)	51,739
116,000	Shinkong Insurance Co. Ltd.	117,809
198,314	Shinkong Synthetic Fibers Corp.	66,274
33,000	Shinkong Textile Co. Ltd.	50,895
12,000	Shiny Chemical Industrial Co. Ltd.	36,561
164,000	Sigurd Microelectronics Corp.	204,539
88,200	Simplo Technology Co. Ltd.	564,386
28,364	Sinbon Electronics Co. Ltd.	79,801
36,170	Sincere Navigation Corp.	25,006
33,000	Sinher Technology, Inc.	55,877
6,487	Sinmag Equipment Corp.	37,392
10,961	Sino-American Electronic Co. Ltd.(a)(b)	1,373
49,000	Sino-American Silicon Products, Inc.	170,644
192,000	Sinon Corp.	110,672
15,146	Sinphar Pharmaceutical Co. Ltd.	11,745
24,217	Sinyi Realty, Inc.	31,657
15,000	Sirtec International Co. Ltd.	20,561
14,000	Sitronix Technology Corp.	41,742
36,000	Siward Crystal Technology Co. Ltd.	27,359
99,616	Solar Applied Materials Technology Co.(c)	76,732
57,013	Solartech Energy Corp.(c)	29,636
16,160	Solteam Electronics Co. Ltd.	22,178
15,000	Sonix Technology Co. Ltd.	18,065
117,000	Southeast Cement Co. Ltd.	56,201
11,361	Sporton International, Inc.	64,123
8,000	St Shine Optical Co. Ltd.	255,545
65,762	Standard Foods Corp.	168,774
26,400	Stark Technology, Inc.	33,016
27,000	Sunko Ink Co. Ltd.	12,043
11,000	Sunny Friend Environmental Technology Co. Ltd.	85,485
22,000	Sunonwealth Electric Machine Industry Co. Ltd.	44,913
48,000	Sunspring Metal Corp.	58,712
174,245	Supreme Electronics Co. Ltd.	169,788
36,000	Swancor Holding Co. Ltd.	102,026
Shares		Value
TAIWAN (continued)
79,969	Sweeten Real Estate Development Co. Ltd.	$46,782
15,000	Syncmold Enterprise Corp.	32,629
211,550	Synnex Technology International Corp.	299,409
14,700	Sysage Technology Co. Ltd.	15,787
12,000	Systex Corp.	24,662
197,938	TA Chen Stainless Pipe Co. Ltd.	165,710
99,340	Ta Ya Electric Wire & Cable(c)	45,332
6,000	Ta Yih Industrial Co. Ltd.	16,099
46,262	TA-I Technology Co. Ltd.	51,428
775,880	Taichung Commercial Bank Co. Ltd.	268,871
10,500	TaiDoc Technology Corp.	34,441
47,580	Taiflex Scientific Co. Ltd.	86,686
16,000	Taimide Tech, Inc.	43,972
839,045	Tainan Spinning Co. Ltd.	397,276
6,762,000	Taishin Financial Holding Co. Ltd.	3,410,523
46,834	Taisun Enterprise Co. Ltd.(c)	26,112
29,000	Taiwan Acceptance Corp.	112,933
2,384,906	Taiwan Business Bank	706,990
1,688,000	Taiwan Cement Corp.	2,180,549
12,000	Taiwan Chinsan Electronic Industrial Co. Ltd.	28,739
61,088	Taiwan Cogeneration Corp.	55,334
6,000	Taiwan FamilyMart Co. Ltd.	39,114
91,000	Taiwan Fertilizer Co. Ltd.	124,891
54,320	Taiwan Fire & Marine Insurance Co. Ltd.	38,952
61,000	Taiwan FU Hsing Industrial Co. Ltd.	78,381
211,919	Taiwan Glass Industrial Corp.(c)	141,059
81,081	Taiwan Hon Chuan Enterprise Co. Ltd.	156,345
30,000	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	20,586
214,701	Taiwan Land Development Corp.(c)	74,770
12,471	Taiwan Line Tek Electronic	13,371
49,544	Taiwan Navigation Co. Ltd.(c)	28,048
40,032	Taiwan Paiho Ltd.	138,039
128,000	Taiwan PCB Techvest Co. Ltd.	137,462
25,000	Taiwan Prosperity Chemical Corp.(c)	31,394
73,120	Taiwan Pulp & Paper Corp.(c)	47,918
39,000	Taiwan Sakura Corp.	54,194
28,408	Taiwan Secom Co. Ltd.	87,820
50,000	Taiwan Semiconductor Co. Ltd.	123,690
50,010	Taiwan Shin Kong Security Co. Ltd.	66,490
167,500	Taiwan Styrene Monomer	122,699
99,875	Taiwan Surface Mounting Technology Corp.	104,345
100,469	Taiwan TEA Corp.	52,741

73

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
TAIWAN (continued)
28,000	Taiwan Union Technology Corp.	$86,847
25,322	Taiyen Biotech Co. Ltd.	24,501
6,904	TCI Co. Ltd.	79,118
571,000	Teco Electric and Machinery Co. Ltd.	550,517
4,400	Tehmag Foods Corp.	35,024
18,000	Test Research, Inc.	28,039
81,000	Test Rite International Co. Ltd.	63,504
11,000	Thinking Electronic Industrial Co. Ltd.	32,307
25,525	Thye Ming Industrial Co, Ltd.	34,900
160,100	Ton Yi Industrial Corp.	76,080
8,000	Tong Hsing Electronic Industries Ltd.	32,664
141,834	Tong Yang Industry Co. Ltd.	261,326
49,946	Tong-Tai Machine & Tool Co. Ltd.	34,873
9,882	TOPBI International Holdings Ltd.	36,957
21,160	Topco Scientific Co. Ltd.	64,615
5,000	Topco Technologies Corp.	12,232
37,049	Topoint Technology Co. Ltd.	26,568
17,000	Toung Loong Textile Manufacturing Co.	41,938
114,000	TPK Holding Co. Ltd.(c)	406,787
8,137	Transcend Information, Inc.	23,535
149,000	Tripod Technology Corp.	480,554
22,000	Tsang Yow Industrial Co. Ltd.	25,966
3,000	TSC Auto ID Technology Co. Ltd.	27,483
97,340	Tsec Corp(c)	32,697
61,942	TSRC Corp.	76,191
15,000	Ttet Union Corp.	46,937
23,000	TTY Biopharm Co. Ltd.	82,466
251,315	Tung Ho Steel Enterprise Corp.	225,054
7,000	Tung Thih Electronic Co. Ltd.	37,948
8,000	TURVO International Co. Ltd.	29,095
82,815	TXC Corp.	116,499
56,000	TYC Brother Industrial Co. Ltd.	61,773
88,303	Tycoons Group Enterprise(c)	20,572
94,458	Tyntek Corp.	55,096
38,000	UDE Corp.	71,188
44,000	U-Ming Marine Transport Corp.	58,349
3,570,000	Unimicron Technology Corp.	2,596,765
432,686	Union Bank of Taiwan	141,331
136,037	Unitech Printed Circuit Board Corp.(c)	108,520
5,336,000	United Microelectronics Corp.	2,608,910
11,920	United Orthopedic Corp.	25,684
60,000	Univacco Technology, Inc.	37,055
262,780	Universal Cement Corp.	206,019
9,000	Universal Microwave Technology, Inc.	23,407
152,000	Unizyx Holding Corp.	80,575
267,445	UPC Technology Corp.	168,842
377,743	USI Corp.	201,537
Shares		Value
TAIWAN (continued)
387,000	Vanguard International Semiconductor Corp.	$873,706
39,800	Ve Wong Corp.	36,529
16,000	Visual Photonics Epitaxy Co. Ltd.	64,504
8,000	Voltronic Power Technology Corp.	141,909
54,000	Wah Lee Industrial Corp.	105,979
1,093,000	Walsin Lihwa Corp.	628,150
205,000	Walton Advanced Engineering, Inc.	100,582
148,300	Wan Hai Lines Ltd.	94,642
32,000	Wei Chuan Foods Corp.(c)	25,802
20,000	Well Shin Technology Co. Ltd.	38,771
42,460	Win Semiconductors Corp.	380,232
749,472	Winbond Electronics Corp.	608,156
51,000	Winstek Semiconductor Co. Ltd.	51,970
44,673	Wintek Corp.(a)(b)(c)	526
142,646	Wisdom Marine Lines Co. Ltd.	141,934
3,489,684	Wistron Corp.	2,933,463
62,643	Wistron NeWeb Corp.	186,561
11,000	Wowprime Corp.	51,140
329,865	WPG Holdings Co. Ltd.	449,885
118,635	WT Microelectronics Co. Ltd.	191,311
12,000	XAC Automation Corp.	17,931
17,204	Xxentria Technology Materials Corp.	37,719
85,144	Yageo Corp.	1,130,560
14,124	Yang Ming Marine Transport Corp.(c)	5,621
103,489	YC Co. Ltd.	52,374
77,084	YC INOX Co. Ltd.	70,616
27,000	Yeong Guan Energy Technology Group Co. Ltd.	68,553
12,000	YFC-Boneagle Electric Co. Ltd.	18,878
460,624	YFY, Inc.(c)	214,938
28,213	Yi Jinn Industrial Co. Ltd.	13,262
603,480	Yieh Phui Enterprise Co. Ltd.	239,152
13,000	Yonyu Plastics Co. Ltd.	16,236
56,110	Youngtek Electronics Corp.	114,163
313,000	Yulon Motor Co. Ltd.	255,057
14,000	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	39,293
28,350	YungShin Global Holding Corp.	39,832
79,000	Yungtay Engineering Co. Ltd.	149,080
13,000	Zeng Hsing Industrial Co. Ltd.	57,316
27,000	Zenitron Corp.	19,269
34,000	Zero One Technology Co. Ltd.	22,340
95,000	Zhen Ding Technology Holding Ltd.	217,735
100,826	Zig Sheng Industrial Co. Ltd.	40,994
46,169	Zinwell Corp.	45,859
23,000	Zippy Technology Corp.	27,265
		126,226,706

74

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
THAILAND — 0.2%
40,400	Advanced Information Technology Public Co. Ltd. - FOR	$40,310
27,700	AJ Plast Public Co. Ltd - FOR	12,647
47,800	Amata Corp. Public Co. Ltd. - FOR	39,299
663,900	Ananda Development Public Co. Ltd. - FOR	118,705
520,168	AP Thailand Public Co. Ltd. - FOR	146,982
237,900	Asia Plus Group Holdings Securities Public Co. Ltd. - FOR	31,447
255,300	Bangchak Corp. Public Co. Ltd. - FOR	340,318
20,425	Bangkok Aviation Fuel Services Public Co. Ltd. - FOR	28,694
146,700	Bangkok Chain Hospital Public Co. Ltd. - FOR	75,879
303,306	Bangkok Expressway & Metro Public Co. Ltd. - FOR	75,052
26,500	Bangkok Insurance Public Co. Ltd. - FOR	329,981
1,628,000	Bangkok Land Public Co. Ltd. - FOR	89,925
115,800	Bangkok Ranch Public Co. Ltd. - FOR	26,806
324,700	Banpu Public Co. Ltd. - FOR	236,372
123,600	Beauty Community Public Co. Ltd. - FOR	87,609
157,200	BEC World Public Co. Ltd. - FOR	58,724
228,300	Better World Green Public Co. Ltd. - FOR	9,549
87,500	BJC Heavy Industries Public Co. Ltd. - FOR	9,722
477,500	BTS Group Holdings Public Co. Ltd. - FOR	122,729
71,520	Buriram Sugar Public Co. Ltd. - FOR - Class F	18,268
691,508	Cal-Comp Electronics Thailand Public Co. Ltd. - FOR	62,262
52,100	Central Plaza Hotel Public Co. Ltd. - FOR	86,085
76,822	CH Karnchang Public Co. Ltd. - FOR	65,613
29,800	Charoong Thai Wire & Cable Public Co. Ltd. - FOR	10,656
601,400	Chularat Hospital Public Co. Ltd. - FOR	38,788
238,800	CK Power Public Co. Ltd. - FOR	32,938
70,900	Com7 Public Co. Ltd. - FOR	39,389
411,800	Country Group Development Public Co. Ltd. - FOR(c)	18,144
47,700	Delta Electronics Thailand Public Co. Ltd. - FOR	117,270
52,100	Dhipaya Insurance Public Co. Ltd. - FOR	80,263
Shares		Value
THAILAND (continued)
376,500	Dynasty Ceramic Public Co. Ltd. - FOR	$43,516
260,900	Eastern Water Resources Development and Management Public Co. Ltd. - FOR	100,795
3,700	Electricity Generating Public Co. Ltd. - FOR	25,754
148,000	Energy Absolute Public Co. Ltd.	320,147
404,800	Energy Earth Public Co. Ltd. - FOR(a)(b)	14,152
451,400	Erawan Group Public Co. Ltd. (The) - FOR	120,345
497,300	Esso Thailand Public Co. Ltd. - FOR(c)	301,683
23,800	Forth Smart Service Public Co. Ltd. - FOR	11,778
116,400	GFPT Public Co. Ltd. - FOR	49,801
36,100	Global Power Synergy Public Co. Ltd. - FOR	95,955
79,600	Golden Land Property Development Public Co. Ltd. - FOR	22,365
333,800	Grand Canal Land Public Co. Ltd. - FOR	19,504
67,000	Hana Microelectronics Public Co. Ltd. - FOR	90,916
38,100	ICC International Public Co. Ltd. - FOR	48,355
21,270,000	IRPC Public Co. Ltd. - FOR	4,991,523
5,316,991	Italian-Thai Development Public Co. Ltd. - FOR	672,263
331,800	Jasmine International Public Co. Ltd. - FOR	82,102
56,466	Jay Mart Public Co., Ltd. - FOR	42,908
13,100	KCE Electronics Public Co. Ltd. - FOR	31,161
178,900	KGI Securities Thailand Public Co. Ltd. - FOR	28,846
450,966	Khon Kaen Sugar Industry Public Co. Ltd.	63,066
82,700	Kiatnakin Bank Public Co. Ltd. - FOR	215,860
7,700	Krungthai Card Public Co. Ltd. - FOR	59,004
59,000	Land and Houses Public Co. Ltd. - FOR	21,852
90,560	Land and Houses Public Co. Ltd. - NVDR	33,541
21,900	Lanna Resources Public Co. Ltd. - FOR	13,285
771,200	LH Financial Group Public Co. Ltd. - FOR	42,598
90,330	Loxley Public Co. Ltd. - FOR	7,614
51,900	Major Cineplex Group Public Co. Ltd. - FOR	49,298
16,400	Malee Group Public Co. Ltd. - FOR	18,720

75

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
30,600	Maybank Kim Eng Securities Thailand Public Co. Ltd. - FOR	$21,397
353,700	MBK Public Co. Ltd. - FOR	241,672
89,400	MCS Steel Public Co. Ltd. - FOR	35,395
28,500	Mega Lifesciences Public Co. Ltd. - FOR	42,313
29,800	MK Restaurants Group Public Co. Ltd. - FOR	83,254
3,100	Muang Thai Insurance Public Co. Ltd. - FOR	13,362
72,700	Muangthai Leasing Public Co. Ltd. - FOR	99,231
102,600	PCS Machine Group Holding Public Co. Ltd. - FOR	26,698
105,900	Polyplex Public Co. Ltd. - FOR	49,704
72,650	Precious Shipping Public Co. Ltd. - FOR(c)	26,443
202,200	Pruksa Holding Public Co. Ltd. - FOR	156,234
89,000	PTG Energy Public Co. Ltd. - FOR	60,811
879,731	Quality Houses Public Co. Ltd. - FOR	89,883
156,700	Ratchthani Leasing Public Co. Ltd. - FOR	51,033
34,100	Regional Container Lines Public Co. Ltd. - FOR(c)	10,234
11,900	Robinson Public Co. Ltd. - FOR	27,261
496,100	Rojana Industrial Park Public Co. Ltd. - FOR	120,382
45,000	Samart Corp. Public Co. Ltd. - FOR	16,092
100,000	Samart Telcoms Public Co. Ltd. - FOR	37,995
2,354,500	Sansiri Public Co. Ltd. - FOR	163,883
26,700	Sappe Public Co. Ltd. - FOR	24,509
1,026,676	SC Asset Corp. Public Co. Ltd. - FOR	132,432
17,620	Siam City Cement Public Co. Ltd. - FOR	151,334
267,441	Siam Future Development Public Co. Ltd. - FOR	76,851
91,652	Siam Global House Public Co. Ltd - FOR	49,747
120,000	Siamgas & Petrochemicals Public Co. Ltd. - FOR	118,774
202,600	Singha Estate Public Co. Ltd. - FOR(c)	20,829
39,200	Sino-Thai Engineering & Construction Public Co. Ltd. - FOR	30,914
140,917	Somboon Advance Technology Public Co. Ltd. - FOR	90,885
153,600	SPCG Public Co. Ltd.	120,153
113,560	Sri Trang Agro-Industry Public Co. Ltd. - FOR	44,960
Shares		Value
THAILAND (continued)
19,200	Srisawad Corp. Public Co. Ltd. - FOR	$38,621
364,000	Srithai Superware Public Co. Ltd. - FOR	16,619
855,900	Star Petroleum Refining Public Co. Ltd. - FOR	456,371
309,875	Supalai Public Co. Ltd. - FOR	232,505
325,900	SVI Public Co. Ltd.	44,327
368,600	Syntec Construction Public Co. Ltd. - FOR	69,436
31,100	Taokaenoi Food & Marketing Public Co. Ltd. - FOR	22,143
1,547,500	Tata Steel Thailand Public Co. Ltd. - FOR(c)	49,409
4,380	Thai Agro Energy Public Co. Ltd. - FOR	375
380,300	Thai Airways International Public Co. Ltd. - FOR(c)	200,350
15,000	Thai Central Chemical Public Co. Ltd. - FOR	22,390
82,500	Thai Metal Trade Public Co. Ltd. - FOR	44,780
11,900	Thai Stanley Electric Public Co. Ltd. - FOR	86,248
187,100	Thai Union Group Public Co. Ltd. - FOR	123,658
51,100	Thai Vegetable Oil Public Co. Ltd. - FOR	55,473
72,200	Thai Wah Public Co. Ltd. - FOR	24,205
116,500	Thaicom Public Co. Ltd. - FOR	43,520
202,200	Thanacart Capital Public Co. Ltd. - FOR	380,900
17,300	Thitikorn Public Co. Ltd. - FOR	9,445
121,084	Thoresen Thai Agencies Public Co. Ltd. - FOR	34,021
111,770	Ticon Industrial Connection Public Co. Ltd. - FOR	62,094
72,300	Tipco Asphalt Public Co. Ltd. - FOR	53,094
26,000	Tisco Financial Group Public Co. Ltd. - FOR	73,467
2,876,400	TMB Bank Public Co. Ltd. - FOR	266,333
14,700	Total Access Communication Public Co. Ltd. - FOR	23,115
731,700	TPI Polene Public Co. Ltd. - FOR	49,995
105,400	TTW Public Co. Ltd. - FOR	44,421
118,800	Unique Engineering & Construction Public Co. Ltd. - FOR	60,690
449,400	Univentures Public Co. Ltd. - FOR	147,791
184,700	Vanachai Group Public Co. Ltd. - FOR	65,459
382,600	VGI Global Media Public Co. Ltd. - FOR	78,792

76

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
THAILAND (continued)
270,200	Vibhavadi Medical Center Public Co. Ltd. - FOR	$21,740
139,700	Vinythai Public Co. Ltd. - FOR	127,122
596,100	WHA Corp Public Co. Ltd. - FOR	80,317
24,700	Workpoint Entertainment Public Co. Ltd. - FOR	65,654
		15,498,678
TURKEY — 0.2%
9,076	Adana Cimento Sanayii T.A.S. - Class A	15,075
17,831	AKIS Gayrimenkul Yatirimi AS REIT	16,186
17,532	Aksa Akrilik Kimya Sanayii AS	69,818
26,465	Aksa Enerji Uretim AS(c)	35,225
29,600	Aksigorta AS(c)	31,360
29,721	Alarko Holding AS	56,727
92,924	Albaraka Turk Katilim Bankasi AS	39,578
1,359	Alkim Alkali Kimya AS	9,261
87,793	Anadolu Cam Sanayii AS	76,889
45,730	Anadolu Efes Biracilik Ve Malt Sanayii AS	338,903
9,733	Anadolu Hayat Emeklilik AS	19,276
12,296	Aygaz AS	52,174
7,874	Bagfas Bandirma Gubre Fabrik AS(c)	21,694
15,627	Borusan Mannesmann Boru Sanayi ve Ticaret AS	60,360
19,362	Boyner Perakende Ve Tekstil Yatirimlari AS(c)	47,264
12,202	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(c)	25,693
10,435	Bursa Cimento Fabrikasi AS	15,722
5,730	Cimsa Cimento Sanayi VE Ticaret AS	21,324
10,780	Coca-Cola Icecek AS	103,249
3,327,803	Dogan Sirketler Grubu Holding AS(c)	752,977
80,727	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT(c)	56,947
15,003	Ford Otomotiv Sanayi AS	239,626
22,092	Global Yatirim Holding AS(c)	28,522
361	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,515
14,783	Goodyear Lastikleri TAS	16,488
184,835	GSD Holding AS(c)	42,806
16,968	Gubre Fabrikalari TAS(c)	20,326
294,548	Ihlas Holding AS(c)	40,772
19,196	Is Gayrimenkul Yatirim Ortakligi AS REIT	7,409
25,617	Izmir Demir Celik Sanayi AS(c)	21,753
147,575	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A(c)	123,353
Shares		Value
TURKEY (continued)
14,106	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class B(c)	$11,828
390,783	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D(c)	351,607
30,773	Karsan Otomotiv Sanayii Ve Ticaret AS(c)	18,186
4,973	Migros Ticaret AS(c)	34,710
14,657	Netas Telekomunikasyon AS(c)	60,788
5,730	Nuh Cimento Sanayi AS	17,694
1,149,681	Petkim Petrokimya Holding AS	2,429,981
31,891	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	27,930
68,018	Sekerbank TAS(c)	33,678
55,241	Selcuk Ecza Deposu Ticaret ve Sanayi AS	58,673
577,611	Soda Sanayii AS	781,095
44,575	TAV Havalimanlari Holding AS	262,709
34,027	Tekfen Holding AS	146,920
89,608	Trakya Cam Sanayii AS	115,213
83,953	Tupras Turkiye Petrol Rafinerileri AS	2,578,975
456,707	Turk Hava Yollari AO(c)	2,003,548
102,718	Turkiye Halk Bankasi AS	277,262
357,721	Turkiye Sinai Kalkinma Bankasi AS	154,264
291,904	Turkiye Sise ve Cam Fabrikalari AS	388,522
474,882	Turkiye Vakiflar Bankasi TAO - Class D	951,888
11,630	Ulker Biskuvi Sanayi AS	73,557
39,024	Vestel Elektonik Sanayi ve Ticaret AS(c)	106,477
67,419	Zorlu Enerji Elektrik Uretim AS(c)	36,073
		13,334,850
UKRAINE — 0.0%
4,476	Kernel Holding SA	68,102
UNITED ARAB EMIRATES — 0.0%
7,340,012	Dana Gas PJSC(c)	1,498,798
UNITED KINGDOM — 5.0%
1,160	4imprint Group Plc	32,941
16,302	A.G. Barr Plc	148,600
350,234	Abcam Plc	6,116,539
18,704	Acacia Mining Plc	49,263
274,418	Adaptimmune Therapeutics Plc - ADR(c)	2,368,227
25,242	Admiral Group Plc	662,320
129,757	Afren Plc(a)(b)(c)	0
18,225	Aggreko Plc	208,722
45,257	Aldermore Group Plc(c)	200,100
3,987	Anglo-Eastern Plantations Plc	43,023
1,859	Arrow Global Group Plc	10,796
47,156	Ashmore Group Plc	288,172

77

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
37,215	ASOS Plc(c)	$3,928,103
32,243	Assura Plc REIT	28,201
37,432	Auto Trader Group Plc	191,385
5,635	Avon Rubber Plc	100,411
94,106	Babcock International Group Plc	916,608
102,410	Balfour Beatty Plc	410,774
347,181	Barratt Developments Plc	2,884,713
237,739	BBA Aviation Plc	1,187,514
192,377	Beazley Plc	1,450,407
52,442	Bellway Plc	2,472,808
2,412	Belmond Ltd. - Class A(c)	31,115
37,557	Berkeley Group Holdings Plc	2,114,881
10,409	Big Yellow Group Plc	128,210
112,748	Bodycote Plc	1,548,024
33,993	Booker Group Plc	109,368
39,276	Bovis Homes Group Plc	610,917
5,261	Braemar Shipping Services Plc	19,496
42,050	Brewin Dolphin Holdings Plc	222,937
19,353	British Land Co. Plc (The)	183,720
23,921	Britvic Plc	249,467
21,123	BTG Plc(c)	222,987
55,211	Burberry Group Plc	1,237,799
14,681	Cambian Group Plc	40,439
24,814	Capital & Counties Properties Plc	103,935
44,553	Capital & Regional Plc	35,678
25,009	Card Factory Plc	68,568
87,391	Carillion Plc(b)	18,488
3,352	Carpetright Plc(c)	3,998
61,846	Chemring Group Plc	168,248
48,977	Chesnara Plc	272,249
1,371,175	Cineworld Group Plc	10,036,074
29,064	Circassia Pharmaceuticals Plc(c)	39,410
2,013	Clarkson Plc	90,032
55,392	Close Brothers Group Plc	1,237,924
9,224	CMC Markets Plc	20,850
130,692	Cobham Plc(c)	242,624
55,701	Communisis Plc	53,779
26,022	Computacenter Plc	419,722
8,765	Concentric AB	171,075
11,234	Connect Group Plc	11,931
5,916	Consort Medical Plc	100,462
4,017,606	ContourGlobal Plc(b)(c)	14,397,895
10,718	Costain Group Plc	69,850
11,196	Cranswick Plc	467,043
90,465	Crest Nicholson Holdings Plc	649,298
343,984	Croda International Plc	21,900,103
23,730	Daily Mail & General Trust Plc - Class A	214,793
34,422	Dairy Crest Group Plc	287,624
9,017	De La Rue Plc	80,017
198,560	Debenhams Plc	84,578
7,578	Dechra Pharmaceuticals Plc	258,231
4,685	Derwent London Plc	194,637
51,874	Devro Plc	166,088
Shares		Value
UNITED KINGDOM (continued)
7,996	DFS Furniture Plc	$22,343
55,091	Dialog Semiconductor Plc(c)	1,675,083
4,728	Dignity Plc	54,980
721,022	Diploma Plc(b)	11,957,315
279,412	Direct Line Insurance Group Plc	1,465,098
14,305	DiscoverIE Group Plc	77,182
81,959	Domino’s Pizza Group Plc	392,980
89,555	Drax Group Plc	330,602
153,705	DS Smith Plc	1,098,610
6,273	Dunelm Group Plc	57,003
23,393	easyJet Plc	551,361
255,333	EI Group Plc(c)	487,246
159,024	Electrocomponents Plc	1,383,190
1,160,834	Elementis Plc	4,763,326
244,736	EnQuest Plc(c)	130,134
1,190,431	Equiniti Group Plc	4,580,531
20,953	Essentra Plc	152,172
62,061	Esure Group Plc	211,129
8,122	Euromoney Institutional Investor Plc	136,078
50,183	Fenner Plc	337,878
6,971	Fidessa Group Plc	233,093
422,903	Firstgroup Plc(c)	623,276
35,534	Foxtons Group Plc	34,560
3,059	Fuller Smith & Turner Plc - Class A	42,738
112,080	G4S Plc	452,426
18,966	Galliford Try Plc	294,063
5,545	Games Workshop Group Plc	184,623
26,321	Gem Diamonds Ltd.(c)	33,485
95,970	Genus Plc(b)	3,297,564
580,156	GKN Plc	3,482,748
5,199	Go-Ahead Group Plc	119,216
26,527	Gocompare.Com Group Plc	43,691
764,195	Greene King Plc	5,663,919
30,359	Greggs Plc	568,558
18,043	Gulf Keystone Petroleum Ltd.(c)	30,896
85,828	Halfords Group Plc	414,334
565,216	Halma Plc	10,248,202
11,646	Hammerson Plc	81,520
25,870	Hansteen Holdings Plc REIT	52,159
41,002	Hargreaves Lansdown Plc	1,081,375
73,639	Hays Plc	211,413
11,940	Headlam Group Plc	97,480
26,404	Helical Plc	119,030
11,324	Henry Boot Plc	54,988
27,440	Hill & Smith Holdings Plc	467,138
632	Hilton Food Group Plc	7,627
5,026	Hogg Robinson Group Plc	5,780
100,738	HomeServe Plc	1,119,947
109,344	Howden Joinery Group Plc	720,835
31,513	Hunting Plc(c)	274,279
11,259	Ibstock Plc	41,084
22,425	IMI Plc	423,155

78

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
127,184	Inchcape Plc	$1,308,318
25,333	Indivior Plc(c)	144,847
141,286	Informa Plc	1,396,611
57,563	Inmarsat Plc	379,640
21,818	Intu Properties Plc	69,825
44,620	ITE Group Plc	109,348
22,370	J D Wetherspoon Plc	399,884
343,043	J Sainsbury Plc	1,229,850
6,901	Jackpotjoy Plc(c)	79,367
11,666	James Fisher & Sons Plc	250,116
3,745	Janus Henderson Group Plc	147,478
25,740	Jardine Lloyd Thompson Group Plc	492,653
80,166	JD Sports Fashion Plc	416,822
11,499	John Laing Group Plc	46,368
17,247	John Menzies Plc	168,723
151,724	John Wood Group Plc	1,395,525
25,658	Johnson Matthey Plc	1,260,495
38,882	Jupiter Fund Management Plc	326,602
8,237	Just Eat Plc(c)	95,340
56,252	Just Group Plc	117,248
55,928	KAZ Minerals Plc(c)	649,886
122,169	KCOM Group Plc	152,646
32,991	Keller Group Plc	467,486
12,170	Kier Group Plc	181,954
128,742	Ladbrokes Coral Group Plc	310,750
4,314,613	Laird Plc(b)	7,663,752
41,948	Lancashire Holdings Ltd.	391,904
23,300	LivaNova Plc(c)	1,993,315
20,610	Londonmetric Property Plc REIT	52,439
115,356	Lookers Plc	150,194
31,272	Low & Bonar Plc	26,819
11,902	LSL Property Services Plc	47,655
332,941	Man Group Plc	1,026,761
477,696	Marks & Spencer Group Plc	2,043,587
29,565	Marshalls Plc	174,880
249,397	Marston’s Plc	400,140
18,540	McBride Plc	46,857
68,422	McCarthy & Stone Plc	142,129
13,685	McColl’s Retail Group Plc	54,017
18,776	Mears Group Plc	106,636
274,902	Meggitt Plc	1,811,863
619,773	Melrose Industries Plc	1,992,285
39,016	Merlin Entertainments Plc	182,034
10,874	Michael Kors Holdings Ltd.(c)	717,684
44,090	Millennium & Copthorne Hotels Plc	334,916
90,011	Mitie Group Plc	226,465
103,302	Moneysupermarket.com Group Plc	496,636
65,172	Morgan Advanced Materials Plc	320,724
12,987	Morgan Sindall Group Plc	232,708
19,828	Mothercare Plc(c)	12,584
38,272	N Brown Group Plc	109,333
208,759	National Express Group Plc	1,086,626
Shares		Value
UNITED KINGDOM (continued)
3,594	NCC Group Plc	$10,257
70,609	NEX Group Plc	594,507
63,435	Northgate Plc	365,677
1,138,567	Ocado Group Plc(c)	8,141,166
50,176	Onesavings Bank Plc	284,400
70,583	Ophir Energy Plc(c)	55,520
6,094	Oxford Instruments Plc	79,604
22,060	Pagegroup Plc	170,391
5,282	PayPoint Plc	66,672
159,997	Pearson Plc	1,576,117
412,005	Pendragon Plc	132,792
20,546	Pennon Group Plc	209,632
1,399	Petrofac Ltd.	10,520
19,177	Pets at Home Group Plc	48,657
36,290	Photo-Me International Plc	94,293
27,155	Polypipe Group Plc	152,605
1,385	Porvair Plc	10,422
296,794	Premier Foods Plc(c)	171,932
287,081	Premier Oil Plc(c)	337,095
53,646	PZ Cussons Plc	238,105
179,176	QinetiQ Group Plc	523,816
30,454	Rank Group Plc	98,155
99,906	Redrow Plc	849,690
128,562	Renewi Plc	184,364
52,675	Renishaw Plc	3,715,596
51,233	Renold Plc(c)	37,099
195,018	Rentokil Initial Plc	822,382
29,192	Restaurant Group Plc (The)	105,196
7,870	Ricardo Plc	109,731
35,725	Rightmove Plc	2,238,456
17,462	Robert Walters Plc	162,645
150,939	Rotork Plc	633,288
33,885	Royal Mail Plc	225,884
36,853	RPC Group Plc	445,292
101,928	RPS Group Plc	421,866
366,008	RSA Insurance Group Plc	3,219,914
13,220	Safestore Holdings Plc REIT	93,627
76,190	Saga Plc	125,054
22,285	Savills Plc	324,007
21,495	SDL Plc	139,475
67,804	Segro Plc REIT	559,722
140,739	Senior Plc	543,133
73,665	Severfield Plc	86,603
13,492	Severn Trent Plc	374,224
16,397	Shaftesbury Plc	232,813
158,633	SIG Plc	366,232
133,882	Smiths Group Plc	3,038,625
9,101	Soco International Plc	14,860
192,123	Spectris Plc	7,116,980
126,321	Speedy Hire Plc	98,288
217,433	Spirax-Sarco Engineering Plc	17,519,981
129,217	Spirent Communications Plc	184,203
15,991	Sportech Plc	18,618
80,412	Sports Direct International Plc(c)	424,838
18,929	SSP Group Plc	163,811

79

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED KINGDOM (continued)
12,066	St. Ives Plc	$12,601
78,970	St. James’s Place Plc	1,332,612
48,691	St. Modwen Properties Plc	284,832
995	Stallergenes Greer Plc(c)	42,805
707,430	STERIS Plc(b)	64,319,536
24,157	Sthree Plc	121,763
11,196	Stobart Group Ltd.	37,357
10,189	Stock Spirits Group Plc	43,979
14,730	Stolt-Nielsen Ltd.	198,339
8,341	Superdry Plc	206,423
54,149	Synthomer Plc	364,427
90,072	Talktalk Telecom Group Plc	152,188
105,611	Tate & Lyle Plc	962,390
692,296	Taylor Wimpey Plc	1,873,514
4,185	Ted Baker Plc	178,262
7,809	Telecom Plus Plc	128,616
117,616	Thomas Cook Group Plc	210,750
3,226	Topps Tiles Plc	4,255
103,584	TP ICAP Plc	779,491
117,700	Travelport Worldwide Ltd.	1,601,897
89,401	Travis Perkins Plc	1,853,900
16,317	Trifast Plc	58,846
107,872	Trinity Mirror Plc	114,872
52,377	TT Electronics Plc	157,659
232,118	Tullow Oil Plc(c)	658,321
26,201	U & I Group Plc	75,519
61,174	UBM Plc	788,669
458,930	Ultra Electronics Holdings Plc	9,943,592
16,892	UNITE Group Plc (The)	191,153
15,981	United Utilities Group Plc	167,457
69,305	Vectura Group Plc(c)	95,746
155,304	Vesuvius Plc	1,327,460
474,872	Victrex Plc	17,206,778
51,241	Virgin Money Holdings UK Plc	203,203
11,826	Vitec Group Plc (The)	186,382
495	Vp Plc	6,185
14,730	Weir Group Plc (The)	461,999
22,284	WH Smith Plc	676,462
244,679	William Hill Plc	1,076,963
15,003	Wilmington Plc	51,444
12,913	Wincanton Plc	41,069
742,474	Wm Morrison Supermarkets Plc	2,340,327
11,514	Workspace Group Plc REIT	169,203
249,766	Xaar Plc(b)	1,292,627
		346,087,064
UNITED STATES — 45.6%
21,000	1st Source Corp.	1,098,090
18,800	A Schulman, Inc.	733,200
34,879	Aaron’s, Inc.	1,426,202
400	ACCO Brands Corp.(c)	4,739
11,900	ACI Worldwide, Inc.(c)	278,936
440,000	Actuant Corp. - Class A	10,890,000
198,569	Aduro Biotech, Inc.(c)	1,250,985
657,317	Advance Auto Parts, Inc.	76,899,516
Shares		Value
UNITED STATES (continued)
45,800	Advanced Disposal Services, Inc.(c)	$1,116,146
46,863	Aerovironment, Inc.(c)	2,406,884
14,300	Agilysys, Inc.(c)	171,600
220,265	AGNC Investment Corp. REIT	4,138,779
17,316	Alacer Gold Corp.(c)	30,127
9,200	Alamo Group, Inc.	1,058,276
1,168	Alexander & Baldwin, Inc	30,975
2,608	Alexander’s, Inc.	947,643
21,090	Allegiant Travel Co.	3,358,583
30,900	ALLETE, Inc.	2,238,396
9,100	Allscripts Healthcare Solutions, Inc.(c)	135,681
96,351	Alnylam Pharmaceuticals, Inc.(c)	12,523,703
30,600	Alpha & Omega Semiconductor Ltd.(c)	513,774
28,954	Ambarella, Inc.(c)	1,459,282
431	American Campus Communities, Inc.	16,576
461	American National Insurance Co.	58,266
50,200	American Software, Inc. - Class A	629,006
29,700	American States Water Co.	1,640,034
16,700	AMERISAFE, Inc.	1,014,525
16,800	Analogic Corp.	1,392,720
52,000	AngioDynamics, Inc.(c)	905,320
383,764	Annaly Capital Management, Inc., REIT	4,044,873
485,222	ANSYS, Inc.(c)	78,436,136
144,300	Anworth Mortgage Asset Corp.	701,298
249,884	Apollo Commercial Real Estate Finance, Inc., REIT	4,540,392
12,800	Appfolio, Inc. - Class A(c)	542,080
29,900	Applied Industrial Technologies, Inc.	2,205,125
16,400	Ares Commercial Real Estate Corp. REIT	207,788
7,500	Argan, Inc.	327,000
31,200	Argonaut Gold, Inc.(c)	64,937
10,185	Arrow Financial Corp.	334,068
14,400	Artesian Resources Corp. - Class A	535,392
9,300	Asbury Automotive Group, Inc.(c)	675,645
32,800	Aspen Technology, Inc.(c)	2,540,360
25,918	Assurant, Inc.	2,370,979
1,700	Atrion Corp.	978,180
23,200	Avista Corp.	1,168,352
55,300	AVX Corp.	992,082
1,198,430	Axalta Coating Systems Ltd.(c)	37,750,545
530,000	B&G Foods, Inc.	17,490,000
23,300	Balchem Corp.	1,840,700
17,300	Baldwin & Lyons, Inc. - Class B	397,900
13,100	BancFirst Corp.	730,325
6,500	Bank of Commerce Holdings	75,400

80

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
24,300	BankFinancial Corp.	$385,884
9,500	Barrett Business Sevices, Inc.	662,055
6,400	BCB Bancorp, Inc.	96,960
100	Beacon Roofing Supply, Inc.(c)	6,049
7,100	Bel Fuse, Inc. - Class B	145,905
47,000	Benchmark Electronics, Inc.(c)	1,360,650
44,922	Benefitfocus, Inc.(c)	1,132,034
4,800	BG Staffing, Inc.	76,224
31,300	Big Lots, Inc.	1,902,414
9,665	Bizlink Holding, Inc.	92,022
1,700	Black Hills Corp.	94,435
271,800	Blackbaud, Inc.	26,043,876
85,100	Bloomin’ Brands, Inc.	1,874,753
47,300	Blucora, Inc.(c)	1,154,120
400	BorgWarner, Inc.	22,503
67,300	Boston Beer Co., Inc. (The) - Class A(c)	12,776,905
200	Boston Private Financial Holdings, Inc.	3,079
43,900	Bottomline Technologies de, Inc.(c)	1,602,350
164,800	Brady Corp. - Class A	6,303,600
17,200	Briggs & Stratton Corp.	415,896
191,230	Brinker International, Inc.	6,949,298
55	Brookline Bancorp, Inc.	879
207,800	Bryn Mawr Bank Corp.(b)	9,330,220
5,300	BSB Bancorp, Inc.(c)	162,180
7,600	C&F Financial Corp.	416,100
12,200	Cabot Microelectronics Corp.	1,243,058
1,700	CACI International, Inc. - Class A(c)	238,935
4,992	Calpine Corp.(c)	75,329
39,800	Cambium Learning Group, Inc.(c)	279,396
499	Camden National Corp.	21,188
72,500	Cantel Medical Corp.	8,042,425
10,700	Capella Education Co.	851,185
4,600	Capital City Bank Group, Inc.	112,838
496,700	Cardiovascular Systems, Inc.(b)(c)	12,273,457
50,500	Casella Waste Systems, Inc. - Class A(c)	1,291,790
324,000	Catalent, Inc.(c)	15,078,960
60,100	CatchMark Timber Trust, Inc. - Class A REIT	791,517
72,800	CBIZ, Inc.(c)	1,201,200
42,655	CBOE Global Markets, Inc.	5,732,405
48,400	Central Garden & Pet Co. - Class A(c)	1,825,648
10,400	Central Garden & Pet Co. - Class A(c)	407,576
22,300	Central Valley Community Bancorp	432,397
44,700	Century Casinos, Inc.(c)	409,005
33,287	CEVA, Inc.(c)	1,464,628
26,300	Charter Financial Corp (MD)	505,749
8,200	Chase Corp.	921,270
Shares		Value
UNITED STATES (continued)
49,000	Chatham Lodging Trust REIT	$1,097,600
135,774	Cheesecake Factory, Inc. (The)	6,678,723
108,577	Chegg, Inc.(c)	1,880,554
9,100	Chemed Corp.	2,371,187
2,300	Chemung Financial Corp.	102,741
29,200	Cherry Hill Mortgage Investment Corp. REIT	495,232
20,100	Chesapeake Utilities Corp.	1,477,350
9,700	Churchill Downs, Inc.	2,512,300
38,200	Cirrus Logic, Inc.(c)	1,893,574
24,400	Civitas Solutions, Inc.(c)	428,220
19,900	CNB Financial Corp.	535,907
5,400	Coca-Cola Bottling Co. Consolidated	1,093,608
255,431	Codexis, Inc.(c)	2,196,707
15,600	Collectors Universe, Inc.	432,432
1,200	Columbia Sportswear Co.	89,604
235,000	Community Bank System, Inc.	12,525,500
13,100	Community Trust Bancorp, Inc.	619,630
339,800	CommVault Systems, Inc.(c)	18,128,330
21,600	Computer Programs & Systems, Inc.	646,920
322,300	CONMED Corp.(b)	18,622,494
5,200	Consolidated-Tomoka Land Co.	344,084
200	Continental Building Products, Inc.(c)	5,689
68,200	Convergys Corp.	1,587,014
342,290	Cooper Cos., Inc. (The)	83,748,094
15,300	Cooper-Standard Holding Inc.(c)	1,906,227
1,568,340	CoreLogic, Inc.(b)(c)	74,276,582
1,200	Corenergy Infrastructure Trust, Inc., REIT	45,996
11,800	CorVel Corp.(c)	609,470
300	Cotiviti Holdings, Inc.(c)	10,499
14,200	CRA International, Inc.	659,306
44,749	Cracker Barrel Old Country Store, Inc.	7,897,304
28,200	CSG Systems International, Inc.	1,273,794
20,700	CTS Corp.	569,250
19,500	Culp, Inc.	620,100
19,700	Curtiss-Wright Corp.	2,574,002
17,200	Cutera, Inc.(c)	853,120
537,100	CVB Financial Corp.	12,568,140
52,859	Darden Restaurants, Inc.	5,066,535
1,600	Delta Apparel, Inc.(c)	29,855
91,900	Denny’s Corp.(c)	1,377,581
1,067,000	DENTSPLY SIRONA, Inc.	64,884,270
46,375	DexCom, Inc.(c)	2,699,025
600	Diamond Hill Investment Group, Inc.	126,216
66,822	Digimarc Corp.(c)	2,064,800
45,200	Diodes, Inc.(c)	1,274,188
18,700	Donegal Group, Inc. - Class A	328,185
858,965	Dover Corp.	91,230,673
484,949	Dun & Bradstreet Corp. (The)(b)	60,002,740

81

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
94,800	Dynex Capital, Inc. REIT	$616,200
27,400	Easterly Government Properties, Inc. REIT	570,742
6,000	Eastern Co. (The)	160,500
3,500	EastGroup Properties, Inc. REIT	303,835
22,900	El Paso Electric Co.	1,195,380
335,000	El Pollo Loco Holdings, Inc.(c)	3,366,750
590,000	Elf Beauty, Inc.(c)	12,130,400
21,057	Ellie Mae, Inc.(c)	1,968,830
2,400	Ellington Residential Mortgage REIT	25,943
15,400	EMC Insurance Group, Inc.	435,050
26,100	EMCOR Group, Inc.	2,121,408
29,300	Employers Holdings, Inc.	1,242,320
44,000	Encompass Health Corp.	2,328,480
13,500	Ennis, Inc.	268,650
11,800	Entegra Financial Corp.(c)	332,760
25,400	Enterprise Financial Services Corp.	1,235,710
21,700	EPAM Systems, Inc.(c)	2,549,316
145,118	Equity Commonwealth REIT(c)	4,340,479
2,500	Escalade, Inc.	32,125
10,400	ESSA Bancorp, Inc.	167,440
47,400	Essent Group Ltd.(c)	2,205,048
3,300	Evans Bancorp, Inc.	141,075
41,779	Exact Sciences Corp.(c)	2,076,834
11,000	Exactech, Inc.(c)	551,100
24,800	ExlService Holdings, Inc.(c)	1,506,600
284	Expeditors International of Washington Inc.	18,446
399	Extra Space Storage, Inc. REIT	33,309
14,900	Fair Isaac Corp.	2,572,634
700	Farmers Capital Bank Corp.	27,509
36,009	FARO Technologies, Inc.(c)	1,940,885
2,100	Federal Agricultural Mortgage Corp. - Class C	168,525
30,800	Fidelity Southern Corp.	737,968
703,178	Financial Engines, Inc.	20,005,414
7,400	Financial Institutions, Inc.	230,510
8,800	First Bancshares, Inc. (The)	282,920
44,700	First Busey Corp.	1,384,806
12,600	First Business Financial Services, Inc.	308,322
5,212	First Citizens BancShares, Inc. - Class A	2,217,237
20,000	First Community Bancshares, Inc.	553,600
13,900	First Defiance Financial Corp.	772,284
165,000	First Financial Bankshares, Inc.	7,664,250
15,500	First Financial Corp.	717,650
15,300	First Mid-Illinois Bancshares, Inc.	589,050
64,300	First Solar, Inc.(c)	4,319,031
8,000	FirstCash, Inc.	584,800
14,200	Five9, Inc.(c)	369,342
15,000	Forrester Research, Inc.	654,750
25,700	Forward Air Corp.	1,560,247
Shares		Value
UNITED STATES (continued)
60,782	Foundation Medicine, Inc.(c)	$4,218,271
42,800	Four Corners Property Trust, Inc., REIT	1,010,080
124,100	Franklin Street Properties Corp. REIT	1,258,374
33,302	Fresh Del Monte Produce, Inc.	1,575,518
59,845	FTI Consulting, Inc.(c)	2,601,462
215,000	German American Bancorp, Inc.(b)	7,458,350
27,900	Getty Realty Corp. REIT	732,096
40,000	Gladstone Commercial Corp. REIT	760,000
29,700	Global Brass & Copper Holdings, Inc.	954,855
15,700	Global Net Lease, Inc. REIT	287,938
1,400	Globus Medical, Inc. - Class A(c)	64,456
11,700	Golden Entertainment, Inc.(c)	366,444
35,000	Gorman-Rupp Co. (The)	989,450
19,000	GP Strategies Corp.(c)	474,050
1,300	Grand Canyon Education, Inc.(c)	120,887
300	Great Lakes Dredge & Dock Corp.(c)	1,409
15,100	Great Southern Bancorp, Inc.	766,325
358	Greif, Inc.	22,787
103,428	GrubHub, Inc.(c)	7,472,673
151,015	Guess?, Inc.	2,774,146
170,000	Guidewire Software, Inc.(c)	13,506,500
37,500	Hackett Group, Inc. (The)	600,375
34,500	Haemonetics Corp.(c)	2,230,425
19,100	Hallmark Financial Services, Inc.(c)	193,483
132,800	Halyard Health, Inc.(c)	6,481,968
27,000	Hancock Holding Co.	1,449,900
339,865	Harris Corp.	54,167,684
23,500	Haverty Furniture Cos., Inc.	524,050
1,000	Hawkins, Inc.	35,299
385,000	HB Fuller Co.	19,962,250
60,400	Healthcare Services Group, Inc.	3,332,872
73,100	HealthEquity Inc.(c)	3,700,322
18,200	HealthStream, Inc.(c)	428,064
51,522	Heartland Express, Inc.	1,169,034
26,400	Heartland Financial USA, Inc.	1,403,160
212,500	Helen of Troy Ltd.(c)	19,794,375
40,000	Heritage Commerce Corp.	640,400
22,100	Heritage-Crystal Clean, Inc.(c)	480,675
10,500	HFF, Inc. - Class A	516,705
150,000	Hibbett Sports, Inc.(c)	3,390,000
21,800	Hillenbrand, Inc.	965,740
3,178	Hilltop Holdings, Inc.	83,232
500	Hingham Institution For Savings	108,360
12,000	Home Bancorp, Inc.	514,320
31,600	HomeStreet, Inc.(c)	930,620
8,700	Houlihan Lokey, Inc.	414,990
56,300	HRG Group, Inc.(c)	1,027,475

82

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
10,200	Hurco Cos., Inc.	$460,530
20,100	ICF International, Inc.(c)	1,067,310
79,600	ICU Medical, Inc.(c)	18,224,420
23,300	IDACORP, Inc.	2,010,324
359,260	IDEX Corp.	51,546,625
150,000	Independent Bank Corp.(b)(d)	10,702,500
1,300	Independent Bank Corp.(d)	29,965
12,100	Infinity Property & Casuality Corp.	1,225,125
56,800	InfraREIT, Inc.(c)	1,078,064
500	Ingevity Corp.(c)	36,275
337,979	Ingredion, Inc.	48,547,304
23,000	Innophos Holdings, Inc.	1,064,210
175,000	Innospec, Inc.(b)	12,565,000
32,000	Insperity, Inc.	1,960,000
235,000	Insulet Corp.(c)	17,984,550
31,100	Integer Holdings Corp.(c)	1,559,665
554,600	Integra LifeScience Holdings Corp.(c)	29,205,236
102,100	Invesco Mortgage Capital, Inc. REIT	1,658,104
2,200	Investors Title Co.	427,900
27,636	IPG Photonics Corp.(c)	6,962,890
65,918	iRobot Corp.(c)	5,850,223
43,300	J & J Snack Foods Corp.	5,994,452
22,100	J Alexander’s Holdings, Inc.(c)	213,265
48,564	j2 Global, Inc.	3,884,634
8,200	Jack in the Box, Inc.	746,118
41,600	JELD-WEN Holding, Inc.(c)	1,634,048
378,270	JM Smucker Co. (The)	47,998,680
12,300	John B. Sanfilippo & Son, Inc.	770,226
85,000	John Bean Technologies Corp.	9,668,750
423,800	John Wiley & Sons, Inc. - Class A	26,868,920
1,500	Juniper Networks, Inc.	39,225
47,700	K12, Inc.(c)	827,595
66,238	Kaman Corp.	4,153,123
1,372,790	KAR Auction Services, Inc.(b)	74,871,967
34,300	Kelly Services, Inc. - Class A	971,033
23,800	Kimball Electronics, Inc.(c)	440,300
200	Kindred Healthcare, Inc.	1,839
19,400	Kinsale Capital Group, Inc.	925,768
24,100	Koppers Holdings, Inc.(c)	1,103,780
300	Korn/Ferry International	13,367
574,930	Laboratory Corp of America Holdings(c)	100,325,285
14,500	Lancaster Colony Corp.	1,861,800
17,500	Landec Corp.(c)	230,125
400	LCNB Corp.	7,799
44,624	Lendingtree, Inc.(c)	16,414,938
174,200	Lexington Realty Trust REIT	1,571,284
15,200	LHC Group, Inc.(c)	954,560
12,000	Liberty Tax, Inc.	123,600
15,300	Lifetime Brands, Inc.	266,985
6,200	Ligand Pharmaceuticals, Inc.(c)	977,244
570,648	LogMein, Inc.	71,787,518
Shares		Value
UNITED STATES (continued)
50,600	Luminex Corp.	$1,021,614
311,000	Lydall, Inc.(b)(c)	14,865,800
1,017	M/I Homes, Inc.(c)	32,890
18,500	Magellan Health, Inc.(c)	1,842,600
30,600	ManTech International Corp. - Class A	1,593,342
39,219	MarketAxess Holdings, Inc.	7,695,160
5,800	Marlin Business Services Corp.	137,460
800	Marriott Vacations Worldwide Corp.	121,864
92,700	Masimo Corp.(c)	8,736,048
12,923	Maxar Technologies Ltd.	815,515
1,818	Maxar Technologies Ltd.	114,607
29,100	MAXIMUS, Inc.	1,984,038
27,267	McGrath RentCorp.	1,303,363
53,400	MedEquities Realty Trust, Inc. REIT	583,128
243,000	Medidata Solutions, Inc.(c)	16,550,730
17,500	Medifast, Inc.	1,202,425
27,700	Meridian Bioscience, Inc.	433,505
2,878	Meritage Homes Corp.(c)	136,561
21,700	Methode Electronics, Inc.	886,445
6,000	MGE Energy, Inc.	358,800
5,900	MicroStrategy, Inc. - Class A(c)	812,607
21,900	Middlesex Water Co.	824,754
7,700	MidWestOne Financial Group, Inc.	254,716
19,700	Miller Industries, Inc.	513,185
54,301	MINDBODY, Inc. - Class A(c)	1,908,680
14,300	MKS Instruments, Inc.	1,462,890
79,200	Monmouth Real Estate Investment Corp. REIT	1,353,528
6,300	Monolithic Power Systems, Inc.	750,456
36,800	Monotype Imaging Holdings, Inc.	881,360
24,100	Moog, Inc. - Class A(c)	2,170,446
677	Movie Gallery, Inc.(a)(b)(c)	0
120,300	MSA Safety, Inc.	9,420,693
45,700	MTGE Investment Corp. REIT	776,900
16,000	MTS Systems Corp.	829,600
121,745	MuleSoft, Inc.(c)	2,992,492
8,400	MutualFirst Financial, Inc.	315,420
8,900	Myers Industries, Inc.	186,900
1,176,150	Nasdaq, Inc.(b)	95,162,297
6,500	Nathan’s Famous Inc.	464,100
15,000	National General Holdings Corp.	300,300
25,400	National Health Investors, Inc. REIT	1,791,462
14,700	National HealthCare Corp.	916,839
44,591	National Instruments Corp.	2,226,875
10,300	National Presto Industries, Inc.	1,046,995
2,132	National Western Life Group, Inc.	690,555
339,600	Navigators Group, Inc. (The)(b)	16,504,560
35,466	Neogen Corp.(c)	2,093,558

83

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
335,000	New Relic, Inc.(c)	$20,009,550
407,937	New York Community Bancorp, Inc.	5,776,388
2,300	News Corp. - Class A	39,353
3,453	News Corp. - Class B	60,255
25,900	NexPoint Residential Trust, Inc., REIT	686,609
4,629,181	Nexteer Automotive Group Ltd.	9,918,004
567,969	NIC, Inc.	9,428,285
4,400	Nicolet Bankshares, Inc.(c)	238,876
17,100	Northeast Bancorp	382,185
12,100	Northrim Bancorp, Inc.	404,745
90,200	Northwest Bancshares, Inc.	1,519,870
125,672	Northwest Natural Gas Co.	7,207,289
35,100	NorthWestern Corp.	1,907,334
7,450	Norwood Financial Corp.	234,005
16,100	NRG Yield, Inc. - Class A	303,163
385,000	NuVasive, Inc.(c)	18,814,950
383,900	Okta, Inc.(c)	11,305,855
6,700	Old Line Bancshares Inc.	212,189
315,000	Omnicell, Inc.(c)	15,450,750
29,000	ONE Gas, Inc.	2,054,070
28,600	One Liberty Properties, Inc. REIT	698,984
22,000	Orthofix International NV(c)	1,263,680
32,000	Otter Tail Corp.	1,363,200
5,381	Owens Corning, Inc.	500,272
1,400	Owens Realty Mortgage, Inc. REIT	19,949
18,300	Oxford Industries, Inc.	1,442,040
71,865	Pacira Pharmaceuticals, Inc./DE(c)	2,615,886
102,700	Papa John’s International, Inc.	6,664,203
43,500	Par Pacific Holdings, Inc.(c)	793,005
29,431	Park National Corp.	3,090,844
18,600	PC Connection, Inc.	487,320
28,200	Peapack Gladstone Financial Corp.	1,001,664
1,500	Pebblebrook Hotel Trust REIT	58,500
26,400	PennyMac Financial Services, Inc. - Class A(c)	586,080
80,700	Pennymac Mortgage Investment Trust REIT	1,323,480
103,897	Penumbra, Inc.(c)	10,348,141
23,200	Peoples Bancorp, Inc.	826,152
2,600	Peoples Financial Services Corp.	118,118
16,200	People’s Utah Bancorp	511,920
45,300	Perficient, Inc.(c)	877,461
57,400	Performance Food Group Co.(c)	1,971,690
25,800	Perry Ellis International, Inc.(c)	618,684
100	PGT Innovations, Inc.(c)	1,595
27,800	Phibro Animal Health Corp. - Class A	946,590
22,000	PJT Partners, Inc. - Class A	1,041,700
25,100	Plantronics, Inc.	1,480,649
Shares		Value
UNITED STATES (continued)
30,800	Plexus Corp.(c)	$1,840,300
13,600	PNM Resources, Inc.	518,160
46,000	Portland General Electric Co.	1,948,100
9,700	Potlatch Corp. REIT	513,130
1,000	PRA Health Sciences, Inc.(c)	91,060
31,600	Preferred Apartment Communities, Inc. - Class A REIT	526,772
12,360	Premier Financial Bancorp Inc.	235,087
335,000	Prestige Brands Holdings, Inc.(c)	14,013,050
43,000	Primoris Services Corp.	1,118,000
92,436	Progress Software Corp.	4,606,086
175,000	Prosperity Bancshares, Inc.	13,265,000
9,700	Provident Financial Holdings, Inc.	177,510
15,100	PS Business Parks, Inc. REIT	1,843,861
375,000	Pure Storage, Inc. - Class A(c)	7,552,500
4,907	PVH Corp.	760,978
170,000	Q2 Holdings, Inc.(c)	7,199,500
18,300	QAD Inc.	788,730
10,400	QCR Holdings, Inc.	456,040
66,700	Quality Systems, Inc.(c)	867,100
368,500	Qualys, Inc.(c)	23,031,250
50,023	Quest Diagnostics, Inc.	5,293,434
19,900	RadNet, Inc.(c)	201,985
4,416	Rayonier Advanced Materials, Inc.	83,544
10,600	RCI Hospitality Holdings, Inc.	311,428
5,000	RealPage, Inc.(c)	248,750
725,433	REC Silicon ASA(c)	108,219
2,000	Reis Inc.	41,500
7,146	Reliance Worldwide Corp. Ltd.	24,473
13,900	Republic Bancorp, Inc. - Class A	535,706
46,000	Riverview Bancorp, Inc.	440,680
12,200	RMR Group Inc. (The) - Class A	789,950
24,100	Rosetta Stone, Inc.(c)	307,998
3,200	RPX Corp.	44,928
27,500	Rush Enterprises, Inc. - Class A(c)	1,486,375
48,700	Ruth’s Hospitality Group Inc.	1,154,190
29,600	Ryman Hospitality Properties Inc. REIT	2,265,880
136	S&T Bancorp, Inc.	5,489
15,100	Safety Insurance Group, Inc.	1,172,515
400	Saga Communications, Inc. - Class A	15,839
2,100	Saia, Inc.(c)	158,655
10,302,540	Samsonite International SA(b)	44,646,776
55,330	Sanderson Farms, Inc.	7,021,377
48,500	Sanmina Corp.(c)	1,268,275
2,413	Scripps Networks Interactive, Inc. - Class A	212,320
9	Seaboard Corp.	39,024
21,967	Seattle Genetics, Inc.(c)	1,148,874
392	SEI Investments Co.	29,459

84

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
53,900	Select Income REIT	$1,205,204
32	Select Medical Holdings Corp.(c)	566
40,338	Selective Insurance Group, Inc.	2,349,689
161,600	Sensient Technologies Corp.	11,610,960
20,400	Shore Bancshares, Inc.	371,688
1,800	Shutterfly, Inc.(c)	122,670
11,800	SI Financial Group, Inc.	170,510
20,900	Sierra Bancorp	572,242
265,000	Simply Good Foods Co. (The)(c)	3,604,000
22,780	Sims Metal Management Ltd.	302,510
28,300	Simulations Plus, Inc.	457,045
936,010	SIX Flags Entertainment Corp.	63,236,836
25,000	SJW Corp.	1,496,000
509,357	Snap-on, Inc.	87,257,948
515,000	Snyder’s-Lance, Inc.	25,739,700
3,100	Southern First Bancshares, Inc.(c)	135,005
11,700	Southern Missouri Bancorp, Inc.	448,461
99,960	Southwest Gas Holdings, Inc.	7,355,057
24,500	SP Plus Corp.(c)	944,475
565,830	Spectrum Brands Holdings, Inc.	67,028,222
28,100	Spire, Inc.	1,868,650
30,595	Splunk, Inc.(c)	2,826,060
116,042	STAAR Surgical Co.(c)	1,821,859
5,400	Stamps.com, Inc.(c)	1,100,790
155,000	Standex International Corp.(b)	16,267,250
17,300	StarTek, Inc.(c)	216,250
13,200	State Bank Financial Corp.	402,732
18,600	Stepan Co.	1,458,612
28,400	Stewart Information Services Corp.	1,264,084
206,000	Stock Yards Bancorp, Inc.(b)	7,405,700
9,800	Stoneridge, Inc.(c)	238,532
83,087	Stratasys Ltd.(c)	1,777,231
10,410	Strayer Education, Inc.	962,717
18,300	Sturm Ruger & Co., Inc.	968,985
10,700	Superior Uniform Group, Inc.	252,092
270,000	Supernus Pharmaceuticals, Inc.(c)	10,543,500
35,700	Sykes Enterprises, Inc.(c)	1,107,414
125,000	Syneos Health, Inc.(c)	4,793,750
7,900	SYNNEX Corp.	969,567
11,700	Systemax, Inc.	363,285
10,425	Tahoe Resources, Inc.	46,023
50,000	Taylor Morrison Home Corp.(c)	1,271,500
7,700	Tech Data Corp.(c)	772,079
15,100	TechTarget, Inc.(c)	236,768
249,213	Teladoc, Inc.(c)	9,320,566
11,800	Territorial Bancorp Inc.	357,304
17,152	Tesla Motors, Inc.(c)	6,077,125
43,500	Tetra Tech, Inc.	2,161,950
103,992	Texas Roadhouse, Inc.	6,106,410
66,500	Tier REIT, Inc.	1,290,765
Shares		Value
UNITED STATES (continued)
765	Tiffany & Co.	$81,587
11,800	Timberland Bancorp, Inc.	329,220
33,903	TiVo Corp.	472,947
13,390	Tootsie Roll Industries, Inc.	479,362
3,800	Topbuild Corp.(c)	290,852
315,000	TreeHouse Foods, Inc.(c)	14,855,400
8,400	TriCo Bancshares	310,632
480,500	TriMas Corp.(b)(c)	12,781,300
700	Trinseo SA	57,715
77,826	Trupanion, Inc.(c)	2,717,684
113,100	TrustCo Bank Corp.	972,660
23,600	TTEC Holdings, Inc.	936,920
14,300	Turning Point Brands, Inc.	314,600
11,400	UFP Technologies, Inc.(c)	332,310
230,000	UMB Financial Corp.	17,521,400
1,900	UniFirst Corp.	314,070
15,900	United Community Banks, Inc.	503,712
23,900	United Community Financial Corp.	233,025
27,100	United Fire Group, Inc.	1,175,869
25,700	Unitil Corp.	1,136,197
9,500	Universal Health Realty Income Trust	632,225
20,300	Universal Insurance Holdings, Inc.	596,820
13,500	Universal Logistics Holdings, Inc.	313,875
15,600	Upland Software, Inc.(c)	360,828
44,500	Urstadt Biddle Properties, Inc. - Class A REIT	864,190
12,900	USANA Health Sciences, Inc.(c)	962,985
7,200	Utah Medical Products Inc.	648,720
66,088	Valeant Pharmaceuticals International, Inc.(c)	1,223,971
22,200	Varex Imaging Corp.(c)	942,834
86,735	Vector Group Ltd.	1,847,456
8,200	Vectrus, Inc.(c)	249,280
51,432	Veeco Instruments, Inc.(c)	856,343
45,600	Verint Systems, Inc.(c)	1,903,800
76,103	Viad Corp.	4,322,650
1,300	Village Super Market, Inc. - Class A	30,523
31,100	Vishay Intertechnology, Inc.	682,645
16,200	Vishay Precision Group, Inc.(c)	443,880
139,400	Vonage Holdings Corp.(c)	1,559,886
8,300	VSE Corp.	411,265
792,375	Wabtec Corp.	64,214,070
185,000	Washington Trust Bancorp, Inc.(b)	9,953,000
336,791	Waters Corp.(c)	72,615,508
39,700	Waterstone Financial Inc.	678,870
94,476	Wayfair, Inc. - Class A(c)	8,692,737
38,600	Web.com Group, Inc.(c)	897,450
925,000	Welbilt, Inc.(c)	20,627,500
3,700	West Bancorp, Inc.	94,720
12,100	Westwood Holdings Group, Inc.	792,187

85

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
UNITED STATES (continued)
103,500	WEX, Inc.(c)	$16,022,835
11,200	Weyco Group, Inc.	346,976
1,100	Winmark Corp.	147,400
25,300	Wintrust Financial Corp.	2,173,270
580,000	Wolverine World Wide, Inc.	19,041,400
222,200	Woodward, Inc.	17,224,944
1,279,088	Worldpay, Inc. - Class A(c)	102,723,405
835,220	Wyndham Worldwide Corp.	103,675,859
87,600	Xenia Hotels & Resorts, Inc. REIT	1,944,720
34,500	XO Group Inc.(c)	658,950
38,053	Zillow Group, Inc. - Class A(c)	1,704,394
91,587	Zillow Group, Inc. - Class C(c)	4,071,958
1,017	Zions Bancorporation	54,949
		3,143,122,511
VIETNAM — 0.1%
771,370	Bank for Investment and Development of Vietnam JSC	1,161,679
351,310	Bao Viet Holdings	1,268,532
391,530	PetroVietnam Drilling & Well Services JSC(c)	473,265
890,745	Saigon - Hanoi Commercial Joint Stock Bank(c)	509,911
562,580	Saigon Thuong Tin Commercial JSB(c)	402,564
291,550	Vietnam National Petroleum Group	1,136,197
244,720	Vingroup JSC(c)	926,755
		5,878,903
Total Common Stocks (Cost $4,230,433,807)		5,997,140,334

INVESTMENT COMPANY — 0.6%
43,800,617	SEI Daily Income Trust Government II Fund, Class A 1.13%(e)	43,800,617
Total Investment Company (Cost $43,800,617)		43,800,617

EXCHANGE TRADED FUNDS — 6.5%
851,000	iShares Global Energy ETF(b)	31,308,290
276,000	iShares Global Financials ETF(b)	20,669,640
3,007,700	SPDR S&P Oil & Gas Exploration & Production ETF	111,014,207
2,178,600	VanEck Vectors Gold Miners ETF	51,741,750
2,307,365	VanEck Vectors Junior Gold Miners ETF	77,712,053
Shares		Value
2,104,400	VanEck Vectors Oil Services ETF	$57,786,824
242,275	Vanguard Energy ETF	24,729,009
553,100	Vanguard Financials ETF	40,951,524
265,344	Vanguard FTSE All World ex-US Small-Cap ETF(b)	33,037,981
Total Exchange Traded Funds (Cost $435,295,262)		448,951,278

RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
1,710	Centrebet Litigation Rights, Expiring 12/1/2049(a)(c)	0
1,710	Centrebet Litigation Units, Expiring 12/1/2049(a)(b)(c)	0
		0
AUSTRIA — 0.0%
9,812	Intercell Contigent Value Rights AG, Expiring 5/22/2029(a)(b)(c)	0
BRAZIL — 0.0%
2,130	Profarma Distribuidora de Produtos Farmaceuticos SA Rights, Expiring 2/9/2018(c)	40
CAYMAN ISLANDS — 0.0%
52,825	Agile Group Holdings, Ltd. Expiring 1/31/19(a)(b)(c)	0
INDIA — 0.0%
21,136	Tata Steel Ltd. Rights, Expiring 2/28/18(c)	64,818
215	Piramal Enterprises Ltd. Rights, Expiring 4/2/2018(c)	1,227
		66,045
INDONESIA — 0.0%
796,300	Medco Energi Internasional Tbk PT Warrants, Expiring 12/11/2020(c)	37,173
JAPAN — 0.0%
9,600	Hoosiers Holdings Rights, Expiring 3/15/2018(b)(c)	24,358
MALAYSIA — 0.0%
49,750	Malaysian Resources Corp. Berhad Warrants, Expiring 10/29/2027(c)	4,850
PHILIPPINES — 0.0%
86,708	Robinsons Land Corp. Rights, Expiring 2/8/2018(b)(c)	4,564
SOUTH KOREA — 0.0%
121	Asia Cement Co. Ltd. Rights, Expiring 2/7/2018(b)(c)	3,008

86

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Shares		Value
SPAIN — 0.0%
54,887	ACS Actividades de Construccion y Servicios SA, Expiring 2/6/18(c)	$28,757
88,815	Sacyr SA Rights, Expiring 2/8/2018(c)	6,010
		34,767
THAILAND — 0.0%
7,158	TPI Polene Public Co. Ltd. Rights, Expiring 12/1/2049(a)(c)	0
UNITED STATES — 0.0%
9,600	Ligand Pharmaceuticals, Inc. Contingent Value Rights(a)(c)	0
Total Rights/Warrants (Cost $48,414)		174,805

Principal Amount
U.S. GOVERNMENT AGENCIES — 1.9%
Federal Home Loan Bank — 1.9%
$40,000,000	0.80%, 02/01/2018(f)	40,000,000
15,000,000	1.16%, 02/08/2018(f)	14,996,205
15,000,000	1.28%, 02/02/2018(f)	14,999,460
59,000,000	1.29%, 02/09/2018(f)	58,982,949
Total U.S. Government Agencies (Cost $128,978,890)		128,978,614
Shares		Value
CASH SWEEP — 0.8%
57,395,510	Citibank - US Dollars on Deposit in Custody Account, 0.10%(e)	$57,395,510
Total Cash Sweep (Cost $57,395,510)		57,395,510
TOTAL INVESTMENTS — 96.9% (Cost $4,895,952,500)		6,676,441,158
OTHER ASSETS IN EXCESS OF LIABILITIES — 3.1%		211,448,237
NET ASSETS — 100.0%		$6,887,889,395

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The Aggregate value of the fair valued securities is $563,413 which is 0.01% of net assets and the cost is $9,058,387.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $415,497,271 or 6.03% of net assets.
(c)	Non-income producing security.
(d)	Securities incorporated in the same country but traded on different exchanges.
(e)	The rate shown represents the current yield as of January 31, 2018.
(f)	The rate represents the annualized yield at time of purchase.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $1,401,609 which is 0.02% of net assets.

87

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Forward foreign currency exchange contracts outstanding at January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	27,435,446	NZD	(37,453,000)	Citibank N.A.	04/27/18	$(144,367)
						$(144,367)

The following abbreviations are used in the report:

ADR — American Depositary Receipt

CPO — Certificate of Participation-Common

CVR — Contingent Value Rights

DVR — Differential Voting Rights

FOR — Foreign Ownership Restrictions

NVDR — Non Voting Depositary Receipt

NZD — New Zealand Dollar

REIT — Real Estate Investment Trust

SDR — Swedish Depositary Receipt

USD — U.S. Dollar

VVPR — Voter Verified Paper Record

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Industrials	19.9%
Information Technology	13.2
Consumer Discretionary	12.6
Health Care	12.2
Consumer Staples	6.6
Materials	6.0
Banks	4.5
Diversified Financials	3.1
Real Estate	2.9
Utilities	2.2
Insurance	2.1
Energy	1.3
Telecommunication Services	0.5
Other*	12.9
Total	100.0%

*	Includes cash and equivalents, exchange traded funds, rights/warrants, U.S. government agencies, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

88

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments	January 31, 2018 (Unaudited)

Shares		Value
COMMON STOCKS — 12.1%
AUSTRALIA — 0.0%
452,950	St Barbara Ltd.	$1,379,654
BERMUDA — 0.2%
40,769	Aspen Insurance Holdings Ltd.	1,522,722
105,002	Axis Capital Holdings Ltd.	5,305,751
41,234	Renaissancere Holdings Ltd.	5,242,491
		12,070,964
BRAZIL — 0.1%
87,900	Ambev SA	605,589
79,000	Atacadao Distribuicao Comercio e Industria Ltd.(a)	399,215
30,200	Banco do Brasil SA	376,126
31,300	BB Seguridade Participacoes SA	305,632
75,300	CCR SA	370,355
14,800	Cia de Saneamento Basico do Estado de Sao Paulo	168,997
27,100	Cielo SA	228,640
17,900	EDP - Energias do Brasil SA	77,027
7,200	Engie Brasil Energia SA	81,220
3,300	Hypera SA	37,640
76,300	Kroton Educacional SA	389,164
39,500	Lojas Renner SA	469,388
12,000	M Dias Branco SA	215,706
19,100	Natura Cosmeticos SA	209,345
13,200	Odontoprev SA	68,900
71,700	Petroleo Brasileiro SA(a)	479,350
40,500	Porto Seguro SA	561,610
7,000	Qualicorp SA	67,210
40,900	Sul America SA - Units.	260,600
11,500	Transmissora Alianca de Energia Eletrica SA - Units	72,732
80,100	Vale SA	1,042,105
		6,486,551
CANADA — 0.1%
139,622	Peyto Exploration & Development Corp.	1,273,625
21,616	Waste Connections, Inc.	1,553,540
		2,827,165
CHILE — 0.0%
113,108	Aguas Andinas SA - Class A	76,168
696,481	Enel Americas SA	162,997
1,221,172	Enel Chile SA	154,057
		393,222
CHINA — 0.9%
49,000	AAC Technologies Holdings, Inc.	819,313
172,000	Agile Group Holdings Ltd.	308,704
1,215,000	Agricultural Bank of China Ltd. - H Shares	745,527
208,000	Air China Ltd. - H Shares	304,183
15,059	Alibaba Group Holding Ltd. - ADR(a)	3,076,403
Shares		Value
CHINA (continued)
53,000	Anhui Conch Cement Co. Ltd. - H Shares	$292,011
83,000	ANTA Sports Products Ltd.	400,005
2,228	Baidu, Inc. - ADR(a)	550,138
1,650,000	Bank of China Ltd. - H Shares	993,461
86,000	Beijing Capital International Airport Co. Ltd. - H Shares	130,385
1,356,000	China Cinda Asset Management Co. Ltd. - H Shares	573,765
6,645,000	China CITIC Bank Corp. Ltd. - H Shares.	5,470,499
128,000	China Communications Construction Co. Ltd. - H Shares	152,828
1,246,000	China Construction Bank Corp. - H Shares	1,436,715
993,000	China Everbright Bank Co. Ltd. - H Shares	562,340
30,000	China Evergrande Group(a)	99,135
356,000	China Galaxy Securities Co. Ltd. - H Shares	290,802
1,082,000	China Huarong Asset Management Co. Ltd. - H Shares	546,349
3,644,000	China Lesso Group Holdings Ltd.	2,836,885
256,000	China Longyuan Power Group Corp. - H Shares	187,190
82,000	China Medical System Holdings Ltd.	175,894
91,500	China Merchants Bank Co. Ltd. - H Shares	448,572
503,500	China Minsheng Banking Corp. Ltd. - H Shares	576,061
608,000	China Petroleum & Chemical Corp. - H Shares	525,408
184,000	China Railway Group Ltd. - H Shares	141,364
8,675,000	China SCE Property Holdings Ltd.	4,668,718
3,115,000	China Shenhua Energy Co. Ltd. - H Shares	9,696,235
246,000	China Southern Airlines Co. Ltd. - H Shares	320,761
129,100	China Vanke Co. Ltd.	632,079
655,000	Chongqing Rural Commercial Bank Co. Ltd. - H Shares	593,654
227,000	CNOOC Ltd.	353,443
302,000	Country Garden Holdings Co. Ltd.	649,350
192,000	CSPC Pharmaceutical Group Ltd.	426,086
2,751	Ctrip.com International Ltd. - ADR(a)	128,692
28,000	ENN Energy Holdings Ltd.	216,193
32,000	Geely Automobile Holdings Ltd.	102,472

89

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
CHINA (continued)
171,000	Great Wall Motor Co. Ltd. - H Shares	$208,759
43,000	Haitian International Holdings Ltd.	134,398
1,238,000	Industrial & Commercial Bank of China Ltd. - H Shares	1,171,112
193,000	Longfor Properties Co. Ltd.	630,368
3,079	NetEase, Inc. - ADR	985,773
1,017	New Oriental Education & Technology Group, Inc. - ADR	93,656
1,033,000	People’s Insurance Co. Group of China Ltd. (The) - H Shares	590,274
370,000	PetroChina Co. Ltd. - H Shares	293,251
168,000	PICC Property & Casualty Co. Ltd. - H Shares	348,772
25,500	Ping An Insurance Group Co. of China Ltd. - H Shares.	302,017
487,000	Sihuan Pharmaceutical Holdings Group Ltd.	186,765
369,500	Sino-Ocean Land Holdings Ltd.	305,608
742,000	Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	454,345
81,500	Tencent Holdings Ltd.	4,830,000
142,000	Tingyi Cayman Islands Holding Corp.	295,884
132,000	Travelsky Technology Ltd. - H Shares	414,259
175,000	Want Want China Holdings Ltd.	154,583
225,000	Weichai Power Co. Ltd. - H Shares	281,299
11,196	Yum China Holdings, Inc.	519,382
220,000	Zhejiang Expressway Co. Ltd. - H Shares	260,423
21,400	Zhuzhou CRRC Times Electric Co. Ltd. - H Shares	118,453
		52,011,001
COLUMBIA — 0.0%
23,639	Bancolombia SA	270,874
630,227	Ecopetrol SA	590,700
		861,574
CZECH REPUBLIC — 0.0%
7,171	CEZ AS	183,699
13,135	O2 Czech Republic AS	183,241
		366,940
DENMARK — 0.0%
13,406	ALK-Abello A/S	1,704,124
EGYPT — 0.1%
85,572	Eastern Tobacco	2,242,364
138,423	ElSewedy Electric Co.	1,226,133
		3,468,497
Shares		Value
FRANCE — 0.1%
49,096	BioMerieux	$4,650,905
GERMANY — 0.2%
59,842	Daimler AG	5,477,938
7,277	Rational AG	5,113,704
		10,591,642
HONG KONG — 0.3%
4,772,000	Anxin-China Holdings Ltd.(a)(b)(c)	44,044
224,000	China Everbright Ltd.	552,652
2,236,000	China Lumena New Materials Corp.(a)(b)(c)	0
68,500	China Mobile Ltd.	723,297
36,000	China Overseas Land & Investment Ltd.	139,441
96,000	China Resources Gas Group Ltd.	316,005
494,000	China Unicom Hong Kong Ltd.(a)	740,117
569,000	Far East Horizon Ltd.	613,177
140,000	Guangdong Investment Ltd.	208,318
133,000	Haier Electronics Group Co. Ltd.	455,651
3,358,500	Hopewell Highway Infrastructure Ltd.(b)	2,060,785
73,500	Kingboard Chemical Holdings Ltd.	404,489
44,000	Shanghai Industrial Holdings Ltd.	128,805
115,000	Shimao Property Holdings Ltd.	343,266
121,000	Sino Biopharmaceutical Ltd.	223,047
243,500	Sun Art Retail Group Ltd.	330,575
155,100	VTech Holdings Ltd.	2,145,286
1,753,000	Yue Yuen Industrial Holdings Ltd.	7,910,478
		17,339,433
HUNGARY — 0.0%
16,316	MOL Hungarian Oil & Gas Plc	199,321
3,099	Richter Gedeon Nyrt	79,646
		278,967
INDIA — 0.2%
22,468	Adani Ports and Special Economic Zone Ltd.	151,491
53,636	Ambuja Cements Ltd.	220,772
13,529	Asian Paints Ltd.	239,998
31,656	Aurobindo Pharma Ltd.	313,331
3,873	Bajaj Auto Ltd.	203,208
56,308	Bharti Infratel Ltd.	311,225
1,821	Britannia Industries Ltd.	134,109
26,089	Cadila Healthcare Ltd.	174,655
18,902	Cipla Ltd.	175,977
81,549	Coal India Ltd.	384,065
21,026	Dabur India Ltd.	117,554
325	Eicher Motors Ltd.	137,573
25,568	Glenmark Pharmaceuticals Ltd.	243,686

90

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
INDIA (continued)
55,732	HCL Technologies Ltd.	$864,452
6,140	Hero Motocorp Ltd.	356,355
29,539	Hindustan Petroleum Corp. Ltd.	184,701
8,938	Hindustan Unilever Ltd.	192,430
14,002	Housing Development Finance Corp. Ltd.	430,668
30,170	Indian Oil Corp. Ltd.	198,086
66,152	Infosys Ltd.	1,196,334
46,486	ITC Ltd.	198,358
97,293	JSW Steel Ltd.	443,529
25,018	Lupin Ltd.	347,616
27,190	Marico Ltd.	132,266
1,837	Maruti Suzuki India Ltd.	274,659
33,322	Motherson Sumi Systems Ltd.	191,643
1,140	Nestle India Ltd.	133,873
59,870	Oil & Natural Gas Corp. Ltd.	191,507
16,486	Reliance Industries Ltd.	249,168
198,968	Rural Electrification Corp. Ltd.	486,442
746	Shree Cement Ltd.	201,810
22,741	Tata Consultancy Services, Ltd.	1,112,795
62,638	Tata Motors Ltd.(a)	393,434
58,755	Tata Motors Ltd. - Class A - DVR(a)	207,432
118,899	Tata Power Co. Ltd. (The)	166,374
19,336	Tata Steel Ltd.	214,340
91,374	Tech Mahindra Ltd.	880,141
15,101	Titan Co. Ltd.	206,451
33,942	UPL Ltd.	401,330
55,293	Vakrangee Ltd.	317,090
85,804	Vedanta Ltd.	459,146
42,436	Zee Entertainment Enterprises Ltd.	396,113
		13,836,187
INDONESIA — 0.1%
2,378,200	Adaro Energy Tbk PT	435,194
132,900	Astra International Tbk PT	84,375
481,600	Bank Rakyat Indonesia Persero Tbk PT	133,093
933,000	Bank Tabungan Negara Persero Tbk PT	255,053
1,946,000	Bumi Serpong Damai Tbk PT	264,534
586,000	Charoen Pokphand Indonesia Tbk PT	151,003
22,600	Gudang Garam Tbk PT	136,814
716,000	Hanjaya Mandala Sampoerna Tbk PT	262,046
386,800	Indofood CBP Sukses Makmur Tbk PT	252,069
243,000	Indofood Sukses Makmur Tbk PT	140,662
1,428,100	Kalbe Farma Tbk PT	177,599
468,400	Matahari Department Store Tbk PT	389,211
1,925,200	Surya Citra Media Tbk PT	386,809
2,341,400	Telekomunikasi Indonesia Persero Tbk PT	697,777
Shares		Value
INDONESIA (continued)
37,100	Unilever Indonesia Tbk PT	$150,744
70,400	United Tractors Tbk PT	204,546
		4,121,529
ISRAEL — 0.0%
3,488,731	Oil Refineries Ltd.	1,653,794
ITALY — 0.0%
281,495	Snam SpA	1,369,660
JAPAN — 0.9%
116,200	Adastria Co. Ltd.	2,478,976
91,800	Duskin Co. Ltd.	2,378,038
106,900	EDION Corp.	1,365,993
110,700	Fukuyama Transporting Co. Ltd.(b)	4,269,002
26,700	Kura Corp.	1,621,517
46,800	Mochida Pharmaceutical Co. Ltd.(b)	3,592,416
51,800	Nagoya Railroad Co. Ltd.	1,361,310
281,000	Nippon Kayaku Co. Ltd.	4,133,791
55,800	Nippon Telegraph & Telephone Corp.	2,653,273
556,200	NTT Data Corp.	6,536,636
28,300	Ohsho Food Service Corp.	1,322,067
72,800	Osaka Gas Co. Ltd.	1,442,396
50,600	Paramount Bed Holdings Co. Ltd.	2,665,109
22,800	S Foods, Inc.	992,031
268,000	Takasago Thermal Engineering Co. Ltd.(b)	5,057,067
59,600	Toyo Suisan Kaisha Ltd.	2,415,774
333,900	Yokogawa Electric Corp.	7,083,561
97,400	Zensho Holdings Co. Ltd.	1,704,076
		53,073,033
LUXEMBOURG — 0.0%
1,091,750	L’Occitane International SA(b)	2,023,659
MALAYSIA — 0.1%
153,300	AirAsia Berhad	162,828
545,700	Astro Malaysia Holdings Berhad	364,010
25,400	British American Tobacco Malaysia Berhad	222,737
39,200	Malayan Banking Berhad	101,577
58,200	Malaysia Airports Holdings Berhad	135,132
56,300	Petronas Dagangan Berhad	355,617
162,600	Press Metal Aluminium Holdings Berhad	241,121
27,100	Public Bank Berhad	152,821
3,199,500	Sunway Real Estate Investment Trust, REIT(b)	1,420,085
21,900	Tenaga Nasional Berhad	88,662
266,600	Westports Holdings Berhad	239,395
		3,483,985

91

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
MEXICO — 0.1%
167,800	Alfa SAB de CV - Series A	$209,978
1,064,500	America Movil SAB de CV - Series L	996,910
163,700	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - Series B	258,148
500,100	Cemex SAB de CV - CPO - Units(a)	416,218
53,200	Coca-Cola Femsa SAB de CV - Series L	407,238
13,400	Fomento Economico Mexicano SAB de CV - Units	130,820
524,900	Gentera SAB de CV	476,342
17,700	Grupo Aeroportuario del Pacifico SAB de CV - Series B	185,514
20,900	Grupo Financiero Banorte SAB de CV - Series O	133,855
154,000	Grupo Financiero Inbursa SAB de CV	272,474
39,700	Grupo Mexico SAB de CV - Series B	140,185
14,205	Industrias Penoles SAB de CV	329,180
109,400	Kimberly-Clark de Mexico SAB de CV - Class A	204,966
17,910	Promotora y Operadora de Infraestructura SAB de CV	183,365
180,800	Wal-Mart de Mexico SAB de CV	452,298
		4,797,491
MOROCCO AND ANTILLES — 0.1%
47,661	Attijariwafa Bank	2,601,711
NETHERLANDS — 0.1%
102,921	Aalberts Industries NV	5,622,423
PAKISTAN — 0.0%
196,800	Engro Corp. Ltd.	538,090
217,950	Lucky Cement Ltd.	1,213,274
127,200	MCB Bank Ltd.	260,776
286,600	United Bank Ltd.	502,143
		2,514,283
PERU — 0.0%
1,598	Credicorp. Ltd.	370,145
PHILIPPINES — 0.0%
866,000	DMCI Holdings, Inc.	243,088
95,790	JG Summit Holdings, Inc.	142,845
37,500	Jollibee Foods Corp.	208,187
51,400	Manila Electric Co.	339,260
		933,380
POLAND — 0.0%
1,501	CD Projekt SA	52,046
8,536	Cyfrowy Polsat SA	61,391
5,568	Grupa Lotos SA	98,864
Shares		Value
POLAND (continued)
3,634	Jastrzebska Spolka Weglowa SA(a)	$105,498
25	LPP SA	72,712
53,261	Orange Polska SA(a)	97,594
6,715	Polski Koncern Naftowy ORLEN SA	217,785
		705,890
QATAR — 0.1%
46,687	Doha Bank QPSC	422,504
20,017	Masraf Al Rayan QSC	222,106
92,954	Ooredoo QSC	2,438,096
607	Qatar Electricity & Water Co. QSC	32,351
21,761	Qatar Gas Transport Co. Ltd.	112,003
6,971	Qatar Islamic Bank SAQ	187,840
11,793	Qatar National Bank QPSC	437,905
9,394	Qatar Navigation QSC	167,833
		4,020,638
SOUTH AFRICA — 0.2%
28,635	AngloGold Ashanti Ltd.	318,348
16,049	Barclays Africa Group Ltd.	243,995
17,506	Bidvest Group Ltd. (The)	369,427
30,110	Coronation Fund Managers Ltd.	200,187
53,311	FirstRand Ltd.	299,266
659,467	Gold Fields Ltd.	2,832,987
26,992	Imperial Holdings Ltd.	647,102
25,894	Investec Ltd.	203,086
133,037	Life Healthcare Group Holdings Ltd.	306,363
11,373	Mondi Ltd.	303,712
29,472	Mr Price Group Ltd.	711,533
20,706	MTN Group Ltd.	229,673
2,762	Naspers Ltd. - Class N	788,639
31,598	RMB Holdings Ltd.	210,187
42,221	Sappi Ltd.	304,194
18,716	Spar Group Ltd. (The)	323,881
8,742	Standard Bank Group Ltd.	148,078
8,685	Tiger Brands Ltd.	337,979
75,523	Truworths International Ltd.	624,776
25,396	Vodacom Group Ltd.	350,511
115,612	Woolworths Holdings Ltd.	626,259
		10,380,183
SOUTH KOREA — 0.5%
29,104	BNK Financial Group, Inc.	288,901
495	Celltrion, Inc.(a)	146,342
18,140	Cheil Worldwide, Inc.	360,982
1,505	CJ Corp.	259,325
2,260	Coway Co. Ltd.	201,481
7,523	DB Insurance Co. Ltd.	510,058
48,334	DGB Financial Group, Inc.	561,260
8,491	Doosan Heavy Industries & Construction Co. Ltd.(a)	135,175
7,747	Hana Financial Group, Inc.	377,973

92

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
SOUTH KOREA (continued)
14,310	Hanon Systems	$174,880
6,350	Hanwha Corp.(a)	279,784
38,863	Hanwha Life Insurance Co. Ltd.(a)	273,317
3,863	Hyundai Engineering & Construction Co. Ltd.(a)	155,193
5,971	Hyundai Marine & Fire Insurance Co. Ltd.	259,171
32,664	Industrial Bank of Korea(a)	509,300
11,330	Kangwon Land, Inc.(a)	344,298
7,436	KB Financial Group Inc	468,645
3,820	Korea Investment Holdings Co. Ltd.(a)	312,654
7,911	Korean Air Lines Co. Ltd.	285,592
9,117	KT Corp.	253,143
2,868	KT&G Corp.	286,035
361	LG Chem Ltd.	146,043
173,385	LG Display Co. Ltd.	5,228,260
723	LG Electronics, Inc.	69,399
163	LG Household & Health Care Ltd.	179,661
328,359	LG Uplus Corp.	4,397,185
1,310	Lotte Chemical Corp.	515,241
1,249	NAVER Corp.	1,064,372
1,058	NCSoft Corp.	437,923
1,321	S-1 Corp.	122,964
1,449	Samsung Electronics Co. Ltd.	3,385,546
1,232	Samsung Fire & Marine Insurance Co. Ltd.	333,425
14,057	Shinhan Financial Group Co. Ltd.	701,632
1,048	SK Holdings Co. Ltd.	312,579
17,692	SK Hynix, Inc.	1,217,738
1,384	SK Telecom Co. Ltd.	344,105
19,136	Woori Bank	301,954
		25,201,536
SWITZERLAND — 0.1%
22,385	Schindler Holding AG	5,613,386
TAIWAN — 1.2%
638,000	Advanced Semiconductor Engineering, Inc.	906,253
54,000	Advantech Co. Ltd.	422,432
1,831,000	AU Optronics Corp.	873,236
73,000	Catcher Technology Co. Ltd.	836,561
75,000	Cathay Financial Holding Co. Ltd.	140,502
93,000	Chailease Holding Co. Ltd.	313,026
9,515,250	Chang Hwa Commercial Bank Ltd.(b)	5,582,707
283,000	Chicony Electronics Co. Ltd.	745,721
100,000	China Steel Corp.	85,433
42,000	Chunghwa Telecom Co. Ltd.	156,353
167,000	CTBC Financial Holding Co. Ltd.	122,046
8,365,339	E.Sun Financial Holding Co. Ltd.	5,510,782
Shares		Value
TAIWAN (continued)
19,000	Eclat Textile Co. Ltd.	$190,681
234,000	Evergreen Marine Corp. Taiwan Ltd.(a)	138,495
78,000	Feng TAY Enterprise Co. Ltd.	369,319
8,133,980	First Financial Holding Co. Ltd.	5,623,499
92,000	Formosa Petrochemical Corp.	391,415
1,553,880	Foxconn Technology Co. Ltd.	4,446,436
62,000	Fubon Financial Holding Co. Ltd.	115,297
9,430,950	Hua Nan Financial Holdings Co. Ltd.	5,630,321
1,837,000	Innolux Corp.	866,643
7,000	Largan Precision Co. Ltd.	961,898
1,814,000	LCY Chemical Corp.	2,810,111
280,000	Lite-On Technology Corp.	411,178
38,000	Nan Ya Plastics Corp.	104,435
34,000	Nien Made Enterprise Co. Ltd.	349,968
1,191,000	Novatek Microelectronics Corp.	5,005,833
169,000	Pegatron Corp.	458,081
71,000	Phison Electronics Corp.	725,944
29,000	President Chain Store Corp.	287,060
1,431,000	Shin Kong Financial Holding Co. Ltd.	525,354
3,087,000	Siliconware Precision Industries Co. Ltd.	5,338,210
1,047,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,160,419
2,127,000	Uni-President Enterprises Corp.	5,108,507
172,000	Vanguard International Semiconductor Corp.	388,314
164,000	Zhen Ding Technology Holding Ltd.	375,880
		65,478,350
TURKEY — 0.1%
103,313	Akbank Turk AS	300,319
8,821	BIM Birlesik Magazalar AS	176,462
38,328	Eregli Demir ve Celik Fabrikalari TAS	101,518
7,128	Ford Otomotiv Sanayi AS	113,848
87,135	Haci Omer Sabanci Holding AS	266,049
9,438	KOC Holding AS	45,976
46,872	Petkim Petrokimya Holding AS	99,069
13,544	TAV Havalimanlari Holding AS	79,823
13,538	Tofas Turk Otomobil Fabrikasi AS	114,961
10,424	Turk Hava Yollari AO(a)	45,730
97,159	Turkiye Garanti Bankasi AS	317,863
88,973	Turkiye Halk Bankasi AS	240,160
139,613	Turkiye Is Bankasi - Class C	299,176
33,875	Turkiye Sise ve Cam Fabrikalari AS	45,087
139,023	Turkiye Vakiflar Bankasi TAO - Class D	278,668
213,698	Yapi ve Kredi Bankasi AS(a)	265,089
		2,789,798

93

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
UNITED ARAB EMIRATES — 0.0%
446,871	Emirates Telecommunications Group Co. PJSC	$2,165,644
UNITED KINGDOM — 0.1%
40,577	Aon Plc	5,768,832
31,010	Cineworld Group Plc	226,972
		5,995,804
UNITED STATES — 6.2%
22,608	3M Co.	5,663,304
86,893	AGNC Investment Corp. REIT	1,632,719
47,185	Altria Group, Inc.	3,318,993
49,631	American Financial Group, Inc.	5,625,178
35,712	Amgen, Inc.	6,644,218
61,199	Amphenol Corp. - Class A	5,677,431
268,063	Annaly Capital Management, Inc., REIT	2,825,384
22,840	Anthem, Inc.	5,660,894
442,833	Apollo Investment Corp.	2,546,290
63,435	AptarGroup, Inc.	5,545,488
86,139	Arthur J Gallagher & Co.	5,885,016
110,000	AT&T, Inc.	4,119,500
194,625	Brinker International, Inc.	7,072,673
105,293	Brown & Brown, Inc.	5,525,777
44,931	CBOE Global Markets, Inc.	6,038,277
52,616	Cheesecake Factory, Inc. (The)	2,588,181
72,483	Cincinnati Financial Corp.	5,573,943
69,679	Clorox Co. (The)	9,872,818
42,618	Conagra Brands, Inc.	1,619,484
28,880	Costco Wholesale Corp.	5,627,846
24,165	Cracker Barrel Old Country Store, Inc.	4,264,639
104,870	Darden Restaurants, Inc.	10,051,790
71,145	Discover Financial Services	5,677,371
40,730	Ecolab, Inc.	5,607,706
91,094	EPR Properties REIT	5,380,012
89,559	Equity Commonwealth REIT(a)	2,678,710
25,739	General Dynamics Corp.	5,726,413
1,725,000	General Motors Co., Escrow Shares(a)(b)(c)	258,750
52,630	Genuine Parts Co.	5,477,204
72,519	Guess?, Inc.	1,332,174
35,085	Honeywell International, Inc.	5,602,022
40,387	IDEX Corp.	5,794,727
32,385	Illinois Tool Works, Inc.	5,624,303
4,573	Lockheed Martin Corp.	1,622,729
105,398	Loews Corp.	5,443,807
67,059	Marsh & McLennan Cos., Inc.	5,600,768
55,658	McCormick & Co., Inc. - Non Voting Shares	6,053,921
63,321	Motorola Solutions, Inc.	6,297,907
288,157	New York Community Bancorp, Inc.	4,080,303
148,000	Nexteer Automotive Group Ltd.	317,089
67,956	NIC, Inc.	1,128,070
856	Northrop Grumman Corp.	291,494
324,644	Northwest Bancshares, Inc.	5,470,251
Shares		Value
UNITED STATES (continued)
66,019	Northwest Natural Gas Co.	$3,786,190
73,004	Omnicom Group, Inc.	5,595,757
11,551	Park National Corp.	1,213,086
82,163	Paychex, Inc.	5,607,625
280,466	People’s United Financial, Inc.	5,516,766
46,154	PepsiCo, Inc.	5,552,326
100,000	PG&E Corp.	4,243,000
69,665	Pinnacle West Capital Corp.	5,569,717
27,541	Progress Software Corp.	1,372,368
37,217	Quest Diagnostics, Inc.	3,938,303
6,581	Raytheon Co.	1,375,034
34,800	Reinsurance Group of America, Inc.	5,451,420
82,000	Republic Services, Inc.	5,641,600
104,627	RPM International, Inc.	5,461,529
102,803	Sonoco Products Co.	5,583,231
126,611	Southern Co. (The)	5,711,422
38,766	Spire, Inc.	2,577,939
32,760	Stanley Black & Decker, Inc.	5,445,695
60,107	Target Corp.	4,521,249
26,051	Thermo Fisher Scientific, Inc.	5,838,290
42,628	United Parcel Service, Inc. - Class B	5,427,397
99,892	Unum Group	5,313,255
8,677	Vail Resorts, Inc.	1,896,445
82,677	Verizon Communications, Inc.	4,470,345
24,189	Viad Corp.	1,373,935
122,309	Wal-Mart Stores, Inc.	13,038,139
50,670	Walt Disney Co. (The)	5,506,309
63,203	Waste Management, Inc.	5,589,041
88,387	WEC Energy Group Inc.	5,683,284
85,860	WP Carey, Inc. REIT	5,564,587
77,957	WR Berkley Corp.	5,689,302
		348,400,160
Total Common Stocks (Cost $614,968,661)		681,583,308

CLOSED-END FUNDS — 3.2%
UNITED STATES — 3.2%
327,779	AllianceBernstein Global High Income Fund, Inc.(b)	4,077,571
226,711	Apollo Tactical Income Fund, Inc.(b)	3,532,157
392,899	Ares Dynamic Credit Allocation Fund, Inc.(b)	6,388,538
200,658	Barings Global Short Duration High Yield Fund(b)	3,790,430
31,209	Barings Participation Investors(b)	443,168
165,570	Blackrock Defined Opportunity Credit Trust(b)(c)	0
515,000	BlackRock Income Trust, Inc.(b)	3,053,950

94

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares		Value
UNITED STATES (continued)
413,675	Blackrock Limited Duration Income Trust(b)	$6,540,202
563,597	Blackrock Multi-Sector Income Trust(b)	10,003,847
823,586	Blackstone/GSO Strategic Credit Fund(b)	12,987,951
364,845	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(b)	9,416,649
264,228	Cohen & Steers REIT and Preferred Income Fund, Inc.(b)	5,112,812
404,269	Doubleline Income Solutions Fund	8,222,831
136,106	Eaton Vance Municipal Income Trust(b)	1,592,440
113,768	First Trust High Income Long/Short Fund	1,909,027
343,105	First Trust Intermediate Duration Preferred & Income Fund(b)	8,138,451
215,060	Invesco Advantage Municipal Income Trust II(b)	2,344,154
1,053,711	Invesco Dynamic Credit Opportunities Fund(b)	12,296,807
1,651,677	Invesco Senior Income Trust(b)	7,267,379
100,000	Invesco Value Municipal Income Trust	1,422,000
134,052	KKR Income Opportunities Fund(b)	2,138,129
258,026	NexPoint Credit Strategies Fund(b)	6,226,167
111,600	Nuveen Credit Strategies Income Fund	903,960
153,000	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	2,244,510
911,320	Nuveen Preferred & Income Securities Fund(b)	8,602,861
206,585	Nuveen Preferred & Income Term Fund(b)	4,933,250
716,903	PIMCO Dynamic Credit Income Fund	16,158,994
595,333	PIMCO Income Strategy Fund II(b)	6,108,117
488,946	Pioneer Floating Rate Trust(b)	5,657,105
311,352	Pioneer Municipal High Income Advantage Trust(b)	3,368,829
341,973	Prudential Short Duration High Yield Fund, Inc.(b)	5,009,904
81,873	Stone Harbor Emerging Markets Income Fund	1,331,255
1,316,093	Voya Prime Rate Trust(b)	6,725,235
525,400	Wells Fargo Advantage Income Opportunities Fund(b)	4,381,836
Shares		Value
UNITED STATES (continued)
112,359	Western Asset High Income Fund II, Inc.	$769,659
Total Closed-End Funds (Cost $177,204,212)		183,100,175
EXCHANGE TRADED FUNDS — 16.0%
UNITED STATES — 16.0%
725,000	Alerian MLP ETF	8,265,000
585,000	Energy Select Sector SPDR Fund	43,787,250
1,780,000	Financial Select Sector SPDR Fund	52,937,200
359,595	Health Care Select Sector SPDR Fund	31,680,320
250,000	Industrial Select Sector SPDR Fund	19,932,500
440,000	iShares China Large-Cap ETF	23,174,800
760,000	iShares Edge MSCI Minimum Volatility USA ETF	41,511,200
3,036,135	iShares MSCI EAFE ETF	224,188,208
1,242,835	iShares MSCI Germany ETF	43,511,653
1,088,750	iShares MSCI Japan ETF	68,525,925
315,000	iShares MSCI South Korea Index Fund ETF	24,645,600
280,000	iShares MSCI Taiwan Capped ETF	10,819,200
730,000	iShares MSCI United Kingdom ETF	27,126,800
235,000	iShares Russell 1000 Value ETF	30,324,400
85,000	iShares US Aerospace & Defense ETF	17,276,250
811,000	iShares US Preferred Stock ETF	30,509,820
294,600	SPDR S&P Dividend ETF	28,375,872
775,000	VanEck Vectors Russia ETF	18,204,750
1,265,000	Vanguard FTSE Europe ETF	79,037,200
350,000	Vanguard Total Stock Market ETF	50,550,500
390,000	WisdomTree Europe Hedged Equity Fund	25,716,600
Total Exchange Traded Funds (Cost $795,830,545)		900,101,048

PREFERRED STOCKS — 0.2%
BRAZIL — 0.1%
25,900	Banco Bradesco SA	331,270
23,100	Braskem SA - Class A	358,246
44,600	Itau Unibanco Holding SA	731,574
169,800	Itausa - Investimentos Itau SA	706,167
82,700	Petroleo Brasileiro SA(a)	511,358
		2,638,615
CHILE — 0.0%
5,566	Sociedad Quimica y Minera de Chile SA - Class B	312,403

95

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Shares			Value
COLUMBIA — 0.0%
25,515		Bancolombia SA	$291,832
SOUTH KOREA — 0.0%
934		LG Chem Ltd.	216,477
206		LG Household & Health Care Ltd.	130,601
412		Samsung Electronics Co. Ltd.	813,699
			1,160,777
UNITED STATES — 0.1%
104,500		New York Community Capital Trust V, 6.00%(b)	5,222,910
Total Preferred Stocks (Cost $9,251,368)			9,626,537
RIGHTS/WARRANTS — 0.0%
INDIA — 0.0%
3,094		Tata Steel Ltd. Rights, Expiring 2/28/18(a)	9,487
Total Rights/Warrants (Cost $0)			9,487

Principal Amount			Value
BANK LOANS — 1.8%
BELGIUM — 0.0%
$1,000,000	(d)	ADB Safegate BVBA First Lien Term Loan, (EURIBOR + 3.500%), 3.50%, 10/03/24(e)	1,248,547
CAYMAN ISLANDS — 0.0%
1,000,000	(f)	Richmond Cayman LP First Lien Term Loan B, (LIBOR + 4.250%), 4.74%, 03/03/24(e)	1,406,829
DENMARK — 0.1%
1,006,000	(d)	Evergood 4 ApS First Lien Term Loan B1E, (EURIBOR + 3.250%), 3.25%, 11/29/24(e)	1,251,867
2,000,000	(d)	KMD A/S First Lien Term Loan B, (EURIBOR+ 4.500%), 4.50%, 10/03/20(e)	2,464,491
			3,716,358
FINLAND — 0.0%
1,000,000	(d)	Nordic Packaging & Container Finland Holdings First Lien Term Loan B, (EURIBOR + 5.000%), 5.00%, 11/16/23(e)	1,239,385
Principal Amount			Value
FRANCE — 0.1%
$2,000,000	(d)	Assystem First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 09/30/24(e)	$2,448,972
2,000,000	(d)	Hera SAS First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 09/20/24(e)	2,480,632
2,000,000	(d)	SFR Group SA First Lien Term Loan B11, (EURIBOR + 3.000%), 3.00%, 07/31/25(e)	2,389,427
			7,319,031
GERMANY — 0.5%
1,156,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 09/29/20(e)	1,344,102
360,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 09/29/20(e)	418,579
298,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 09/29/20(e)	346,490
185,000	(d)	Aenova Holding GmbH First Lien Term Loan B, (EURIBOR + 4.000%), 4.00%, 09/29/20(e)	215,103
4,000,000	(d)	Amedes Holding AG First Lien Term Loan B, (EURIBOR + 4.750%), 4.75%, 08/19/22(e)	4,832,340
1,994,891	(d)	ColourOz Investment 1 GmbH First Lien Term Loan B, (EURIBOR + 3.000%), 3.00%, 09/07/21(e)	2,343,646
1,000,000	(d)	CTC Acquico GmbH First Lien Term Loan B, (EURIBOR + 3.000%), 3.00%, 11/29/24(e)	1,243,892
435,134	(d)	Douglas GmbH First Lien Term Loan B1, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	540,169
225,273	(d)	Douglas GmbH First Lien Term Loan B2, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	279,650
393,673	(d)	Douglas GmbH First Lien Term Loan B3, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	488,699
394,803	(d)	Douglas GmbH First Lien Term Loan B4, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	490,102

96

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
GERMANY (continued)
$88,027	(d)	Douglas GmbH First Lien Term Loan B5, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	$109,275
297,227	(d)	Douglas GmbH First Lien Term Loan B6, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	368,972
165,864	(d)	Douglas GmbH First Lien Term Loan B7, (EURIBOR + 3.500%), 3.50%, 08/12/22(e)	205,901
300,000	(d)	Flint Group GmbH First Lien Term Loan B3, (EURIBOR + 3.000%), 3.00%, 09/07/21(e)	352,447
150,000	(d)	Flint Group GmbH First Lien Term Loan B4, (EURIBOR + 3.750%), 4.00%, 09/07/21(e)	176,224
1,550,000	(d)	Flint Group GmbH First Lien Term Loan B5, (EURIBOR + 3.000%), 3.00%, 09/07/21(e)	1,820,977
4,000,000	(d)	OEP Trafo BidCo GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 07/18/24(e)	4,821,365
1,000,000	(d)	Riemser Arzneimittel AG First Lien Term Loan B, (EURIBOR + 5.500%), 5.50%, 06/29/23(e)	1,223,555
4,000,000	(d)	SLV GmbH First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 01/03/24(e)	4,725,516
			26,347,004
IRELAND — 0.0%
1,058,824	(d)	Ion Trading Finance Ltd. First Lien Term Loan B, (EURIBOR + 2.750%), 2.75%, 11/21/24(e)	1,322,399
JERSEY CHANNEL ISLANDS — 0.1%
2,000,000	(f)	Capri Acquisitions Bidco Ltd. First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 10/04/24(e)	2,489,025
2,510,377	(f)	L1R HB Finance Ltd. First Lien Term Loan B, (GBPLIBOR 5.250%), 5.77%, 08/26/24(e)	3,501,981
			5,991,006
Principal Amount			Value
LUXEMBOURG — 0.3%
$1,989,924	(d)	Allnex Sarl First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 09/13/23(e)	$2,476,164
3,423,000		Arvos Bidco Sarl First Lien Term Loan B2 EUR, (EURIBOR + 4.500%), 4.50%, 08/30/21(e)	4,147,131
1,989,637	(d)	Coveris Holdings SA First Lien Term Loan, (EURIBOR + 4.000%), 5.00%, 06/29/22(e)	2,450,833
2,000,000	(d)	Orbiter Group Sarl First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 07/11/24(e)	2,493,469
1,000,000	(d)	Pi Lux Finco Sarl First Lien Term Loan B2, (EURIBOR + 3.250%), 3.25%, 12/20/24(e)	1,243,370
2,175,000	(d)	Swissport Financing Sarl First Lien Term Loan B, (EURIBOR + 3.750%), 3.75%, 02/09/22(e)	2,643,490
			15,454,457
NETHERLANDS — 0.2%
2,000,000	(d)	Fugue Finance BV First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 09/02/24(e)	2,486,740
1,000,000	(d)	Gamma Infrastructure III First Lien Term Loan B, (EURIBOR + 3.500%), 4.00%, 01/26/25(e)	1,240,788
3,164,000	(d)	Markermeer Finance BV First Lien Term Loan B, (EURIBOR + 4.750%), 5.00%, 12/31/24(e)	3,896,390
2,000,000	(d)	Refresco Group NV First Lien Term Loan B, (EURIBOR + 2.750%), 2.75%, 09/26/24(e)	2,480,632
			10,104,550
SPAIN — 0.1%
2,000,000	(d)	Dorna Sports SL First Lien Term Loan B, (EURIBOR + 3.000%), 3.00%, 04/12/24(e)	2,480,781
SWITZERLAND — 0.0%
1,000,000	(d)	Avaloq Group AG First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 06/12/24(e)	1,241,557

97

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
UNITED KINGDOM — 0.3%
$1,680,000	(f)	Camelia Bidco Ltd. First Lien Term Loan B, (GBPLIBOR + 4.750%), 5.00%, 10/10/24(e)	$2,395,795
2,000,000	(d)	Eg Finco Ltd. First Lien Term Loan D2, (EURIBOR + 4.000%), 4.00%, 01/30/23(e)	2,484,555
1,000,000	(d)	HNVR Holdco Ltd. First Lien Term Loan B, (EURIBOR + 5.000%), 5.00%, 09/12/23(e)	1,241,334
1,979,412	(d)	Interoute Finco Plc, First Lien Term Loan B, (EURIBOR + 3.250%), 3.25%, 11/14/23(e)	2,467,531
1,425,000	(d)	Jackpotjoy Plc First Lien Term Loan, (LIBOR + 5.250%), 5.77%, 11/27/24(e)	2,013,169
2,000,000	(d)	Shilton Bidco Ltd. First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 07/13/24(e)	2,474,573
1,153,846	(d)	Stonepeak Spear Newco UK Ltd. First Lien Term Loan B, (EURIBOR + 3.500%), 3.50%, 12/15/24(e)	1,431,965
			14,508,922
UNITED STATES — 0.1%
1,602,564	(d)	Avantor, Inc. First Lien Term Loan, (EURIBOR + 4.250%), 4.25%, 11/21/24(e)	2,005,095
2,000,000	(d)	Canyon Valor Cos Inc. First Lien Term Loan B, (EURIBOR + 4.250%), 4.25%, 06/16/23(e)	2,512,614
5,000		Gates Global LLC First Lien Term Loan B1, (EURIBOR + 3.250%), 3.25%, 04/01/24(e)	6,231
2,162,080		Lone Star LPST Future Funding Term Loan, (LIBOR + 3.750%), 5.39%, 10/09/18(b)(e)	2,162,080
			6,686,020
Total Bank Loans (Cost $95,717,169)			99,066,846
Principal Amount			Value
CORPORATE BONDS — 11.3%
ARGENTINA — 0.0%
$1,000,000		Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(g)	$1,069,310
850,000		Arcor SAIC, 6.00%, 07/06/23(g)	897,813
			1,967,123
AUSTRIA — 0.0%
1,400,000	(h)	Raiffeisen Bank International AG, (5 yr. Euro Swap + 5.954%), 6.13%, 12/15/66(g)(i)	1,914,136
BERMUDA — 0.1%
1,150,000		Ooredoo International Finance Ltd., 4.75%, 02/16/21(g)	1,198,875
950,000		Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(g)	946,145
			2,145,020
BRAZIL — 0.1%
1,225,000	(d)	Votorantim Cimentos SA, 3.50%, 07/13/22(g)	1,612,314
844,000		Votorantim SA, 6.63%, 09/25/19(g)	886,200
			2,498,514
BULGARIA — 0.0%
1,500,000	(d)	Bulgarian Telecommunications Co. EAD, 6.63%, 11/15/18(g)	1,861,405
CANADA — 0.0%
1,000,000		First Quantum Minerals Ltd., 7.00%, 02/15/21(j)	1,035,000
150,000		GFL Environmental, Inc, 5.63%, 05/01/22(j)	155,250
800,000		Lions Gate Entertainment Corp., 5.88%, 11/01/24(j)	851,000
			2,041,250
CAYMAN ISLANDS — 0.1%
1,000,000		Petrobras Global Finance BV, 5.38%, 01/27/21	1,041,000
3,350,000		Vale Overseas, Ltd., 5.88%, 06/10/21	3,641,450
			4,682,450
CZECH REPUBLIC — 0.1%
725,000	(d)	EP Energy AS, 4.38%, 05/01/18(g)	908,410
1,625,000	(d)	RESIDOMO SRO, 3.38%, 10/15/24(g)	2,050,316
			2,958,726

98

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
DOMINICAN REPUBLIC — 0.0%
$920,000		Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(g)	$1,007,400
FRANCE — 0.8%
200,000	(h)	Areva SA, 3.50%, 03/22/21	265,544
7,000,000		Carrefour SA., Cnv., 1.09%, 06/14/23(g)(k)	6,702,500
2,400,000	(h)	Casino Guichard Perrachon SA, 4.50%, 03/07/24(g)	3,300,864
500,000	(h)	Electricite de France SA, (8 yr. Euro Swap + 2.441%), 4.13%, 01/22/67(g)(i)	667,337
900,000	(h)	Electricite de France SA, (7 yr. Euro Swap + 3.021%), 4.25%, 01/29/67(g)(i)	1,188,636
425,000	(h)	Loxam SAS, 6.00%, 04/15/25(g)	574,843
2,900,000	(h)	NEW Areva Holding SA, 4.88%, 09/23/24	4,071,212
625,000	(h)	Newco GB SAS, 8.00% cash or 8.00% payment-in-kind interest, 8.00%, 12/15/22(g)(l)	795,993
5,000,000	(f)	Orange SA., Cnv., 0.38%, 06/27/21(g)	7,063,751
525,000	(h)	PSA Tresorerie GIE, 6.00%, 09/19/33	842,044
5,000,000	(h)	Rallye SA., Cnv, 5.25%, 02/01/22(b)(g)	6,496,449
650,000	(h)	SASU Newco SAB 20 SAS, 4.25%, 09/30/24(g)	801,202
275,000	(h)	Solvay Finance SA, (5 yr. Euro Swap + 5.223%), 5.87%, 06/03/66(g)(i)	415,040
275,000	(h)	Solvay Finance SA, (5 yr. Euro Swap + 3.700%), 5.43%, 11/12/66(g)(i)	404,593
600,000	(h)	Vallourec SA, 2.25%, 09/30/24(g)	652,368
30,000,000	(h)	Veolia Environnement SA., Cnv, 0.63%, 03/15/21(b)(g)(k)	11,110,697
			45,353,073
GERMANY — 0.1%
850,000	(h)	DEMIRE Deutsche Mittelstand Real Estate AG, 2.88%, 07/15/22(g)	1,083,205
100,000	(h)	IHO Verwaltungs GmbH, 3.75% cash or 4.50% payment-in-kind interest, 3.75%, 09/15/26(g)(l)	133,778
425,000	(h)	Raffinerie Heide GmbH, 6.38%, 12/01/22(g)	538,215
825,000	(h)	Senvion Holding GmbH, 3.88%, 10/25/22(g)	960,267
Principal Amount			Value
GERMANY (continued)
$475,000	(h)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.63%, 02/15/26(g)	$641,313
			3,356,778
GUERNSEY — 0.0%
1,050,000	(h)	Globalworth Real Estate Investments, Ltd., REIT, 2.88%, 06/20/22(g)	1,357,267
HONG KONG — 0.0%
9,700,000		China Milk Products Group Ltd., Cnv., 13.00%, 12/31/49(a)(c)(k)(m)	0
HUNGARY — 0.0%
775,000	(h)	MOL Hungarian Oil & Gas Plc, 2.63%, 04/28/23(g)	1,043,109
INDONESIA — 0.0%
800,000		Perusahaan Listrik Negara PT, 5.50%, 11/22/21(g)	859,504
IRELAND — 0.1%
650,000		MMC Norilsk Nickel OJSC via MMC Finance Ltd., 4.38%, 04/30/18(g)	652,332
1,750,000		Phosagro OAO via Phosagro Bond Funding DAC, 3.95%, 11/03/21(g)	1,756,650
975,000	(h)	Russian Railways via RZD Capital Plc, 2.18%, 02/26/18	1,048,904
450,000		Smurfit Kappa Acquisitions, 4.88%, 09/15/18(j)	452,813
2,410,000	(f)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 09/15/24(g)	3,502,504
			7,413,203
ITALY — 0.1%
825,000	(h)	Cooperativa Muratori & Cementisti-CMC di Ravenna SC, 6.00%, 02/15/23(g)	1,015,988
385,000	(h)	Inter Media Communication Srl, 4.88%, 12/31/22(g)	486,962
725,000	(h)	Wind Tre SpA, 2.63%, 01/20/23(g)	837,120
1,330,000	(h)	Wind Tre SpA, (3 mo. EURIBOR + 2.750%), 2.75%, 01/20/24(g)(n)	1,570,392
			3,910,462
JERSEY CHANNEL ISLANDS — 0.4%
1,600,000	(d)	Adient Global Holdings Ltd., 3.50%, 08/15/24(g)	2,046,782

99

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
JERSEY CHANNEL ISLANDS (continued)
$825,000	(f)	Kennedy Wilson Europe Real Estate Plc, 3.95%, 06/30/22(g)	$1,224,710
1,200,000	(d)	Kennedy Wilson Europe Real Estate Plc, 3.25%, 11/12/25(g)	1,529,142
1,650,000	(d)	LHC3 Plc, 4.13% cash or 4.88 payment-in-kind interest, 4.13%, 08/15/24(g)(l)	2,105,418
2,375,000	(d)	Lincoln Finance Ltd., 6.88%, 04/15/21(g)	3,077,704
350,000	(d)	Mercury Bondco Plc, 7.13% cash or 7.88% payment-in-kind interest, 7.13%, 05/30/21(g)(l)	450,942
1,700,000	(d)	Mercury Bondco Plc, 8.25% cash or 9.00% payment-in-kind interest, 8.25%, 05/30/21(g)(l)	2,214,259
5,000,000	(f)	Remgro Jersey GBP Ltd., Cnv., 2.63%, 03/22/21(g)	6,921,766
			19,570,723
LUXEMBOURG — 0.6%
1,600,000	(h)	Altice Finco SA, 4.75%, 01/15/28(g)	1,817,640
1,150,000	(h)	Altice Luxembourg SA, 7.25%, 05/15/22(g)	1,398,721
430,000	(f)	Cabot Financial Luxembourg SA, 6.50%, 04/01/21(g)	619,353
1,280,000	(h)	Crystal Almond Sarl, 10.00%, 11/01/21(g)	1,767,663
174,059	(h)	Dakar Finance SA, 9.00% cash or 9.25% payment-in-kind interest, 9.00%, 11/15/20(g)(l)	215,909
1,600,000	(h)	Eurofins Scientific SE, (3 mo. EURIBOR + 5.167%), 3.25%, 11/13/66(g)(i)	2,015,693
1,200,000	(h)	Garfunkelux Holdco 3 SA, 7.50%, 08/01/22(g)	1,553,010
125,000	(f)	Garfunkelux Holdco 3 SA, 8.50%, 11/01/22(g)	184,740
855,000	(f)	Gazprom OAO Via Gaz Capital SA, 5.34%, 09/25/20(g)	1,307,860
800,000		Gazprom OAO Via Gaz Capital SA, 6.51%, 03/07/22(g)	879,306
2,200,000	(h)	Greif Nevada Holdings, Inc. SCS, 7.38%, 07/15/21(g)	3,270,883
470,000		Hidrovias International Finance Sarl, 6.00%, 01/24/25(g)	473,361
775,000	(h)	Horizon Parent Holdings Sarl 8.25% Cash or 9.00% payment-in-kind interest, 8.25%, 02/15/22(g)(l)	1,021,335
775,000		Intelsat Jackson Holdings SA, 8.00%, 02/15/24(j)	813,750
Principal Amount			Value
LUXEMBOURG (continued)
$1,615,000	(h)	Intralot Capital Luxembourg SA, 5.25%, 09/15/24(g)	$2,030,179
1,475,000	(o)	Matterhorn Telecom SA, 3.63%, 05/01/22(g)	1,604,616
975,000		Minerva Luxembourg SA, 6.50%, 09/20/26(g)	982,020
425,000	(h)	Prague CE S.a.r.l, 10.00% Cash or 10.00% payment-in-kind interest, 10.00%, 12/15/22(g)(l)	541,513
275,000	(h)	SES SA, (5 yr. Euro Swap + 4.664%), 4.63%, 01/02/67(g)(i)	366,953
2,150,000	(h)	SES SA, (5 yr. Euro Swap + 5.401%), 5.63%, 01/29/67(g)(i)	2,978,699
775,000	(h)	Swissport Financing Sarl, 6.75%, 12/15/21(g)	998,777
400,000	(h)	Swissport Financing Sarl, 9.75%, 12/15/22(g)	514,019
1,000,000	(h)	Takko Luxembourg 2 SCA, 5.38%, 11/15/23(g)	1,214,144
900,000	(h)	Telecom Italia Finance SA, 7.75%, 01/24/33	1,741,225
125,000	(h)	Telecom Italia Finance SA, 7.75%, 01/24/33	241,837
900,000		Ultrapar International SA, 5.25%, 10/06/26(g)	909,486
1,000,000		VM Holding SA, 5.38%, 05/04/27(g)	1,060,000
			32,522,692
NETHERLANDS — 0.7%
2,000,000	(h)	ATF Netherlands BV, (5 yr. Euro Swap + 4.375%), 3.75%, 01/20/67(g)(i)	2,656,903
10,000,000	(h)	Bayer Capital Corp. BV., Cnv., 5.63%, 11/22/19(j)	14,025,874
275,000	(h)	Digi Communications NV, 5.00%, 10/15/23(g)	363,823
950,000		Embraer Netherlands Finance BV, 5.05%, 06/15/25	985,150
600,000		Majapahit Holding BV, 7.75%, 01/20/20(g)	652,560
700,000	(h)	NE Property Cooperatief UA, 3.75%, 02/26/21(g)	935,365
250,000		Petrobras Global Finance BV, 6.13%, 01/17/22	266,500
800,000		Petrobras Global Finance BV, 8.75%, 05/23/26	962,680
1,000,000		Petrobras Global Finance BV, 7.38%, 01/17/27	1,109,150
925,000		Petrobras Global Finance BV, 6.88%, 01/20/40	950,909
4,000,000	(h)	Sonae Investments BV, Cnv., 1.63%, 06/11/19(b)(g)	5,084,178

100

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
NETHERLANDS (continued)
$600,000	(h)	Telefonica Europe BV, (10 yr. Euro Swap + 4.301%), 5.88%, 03/31/66(g)(i)	$882,195
1,000,000	(h)	Telefonica Europe BV, (8 yr. Euro Swap + 5.586%), 7.63%, 09/18/66(g)(i)	1,500,782
800,000	(f)	Telefonica Europe BV, (5 yr. GBP Swap + 4.458%), 6.75%, 11/26/66(g)(i)	1,265,086
850,000	(h)	Teva Pharmaceutical Finance Netherlands II BV, 0.38%, 07/25/20(g)	1,016,898
850,000	(h)	Teva Pharmaceutical Finance Netherlands II BV, 1.25%, 03/31/23(g)	967,830
375,000	(h)	Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(g)	401,622
1,100,000	(o)	Teva Pharmaceutical Finance Netherlands IV BV, 0.00%, 07/27/18(g)	1,174,161
2,000,000		VimpelCom Holdings BV, 3.95%, 06/16/21(g)	1,993,000
400,000	(h)	Volkswagen International Finance NV, (7 yr. Euro Swap + 2.534%), 3.75%, 03/24/66(g)(i)	534,997
750,000	(h)	Volkswagen International Finance NV, (10 yr. Euro Swap + 3.350%), 5.13%, 09/04/66(g)(i)	1,078,803
600,000	(h)	Vonovia Finance BV, (5 yr. Euro Swap + 3.390%), 4.00%, 12/17/66(g)(i)	818,735
1,350,000	(h)	Ziggo Secured Finance BV, 4.25%, 01/15/27(g)	1,724,887
			41,352,088
NORWAY — 0.0%
1,000,000		B2holding ASA, (3 mo. LIBOR US + 4.250%), 3.92%, 11/14/22(n)	1,247,765
625,000	(h)	Nassa Topco AS, 2.88%, 04/06/24(g)	785,831
			2,033,596
PERU — 0.0%
800,000		InRetail Consumer, 5.25%, 10/10/21(g)	825,000
SLOVENIA — 0.0%
675,000	(h)	United Group BV, (3 mo. EURIBOR + 4.375%), 4.38%, 07/01/23(g)(n)	847,211
Principal Amount			Value
SPAIN — 0.4%
$2,000,000	(h)	Corp. Economica Delta SA, Cnv., 1.00%, 12/01/23(b)(g)	$2,523,465
800,000	(h)	Ibercaja Banco SA, (5 yr. Euro Swap + 4.551%), 5.00%, 07/28/25(g)(i)	1,057,807
2,000,000	(h)	Indra Sistemas SA., Cnv, 1.25%, 10/07/23(g)	2,687,972
725,000	(h)	Masaria Investments SAU, 5.00%, 09/15/24(g)	903,622
525,000	(h)	Masaria Investments SAU, (3 mo. EURIBOR + 5.250%), 5.25%, 09/15/24(g)(n)	650,618
1,000,000	(h)	Naviera Armas SA, (3 mo. EURIBOR + 6.500%), 6.50%, 07/31/23(g)(n)	1,316,221
800,000	(h)	Naviera Armas SA, (3 mo. EURIBOR + 4.250%), 3.92%, 11/15/24(g)(n)	1,010,628
9,000,000	(h)	Telefonica Participaciones SAU., Cnv., 0.02%, 03/09/21(g)(k)	11,090,212
			21,240,545
SWEDEN — 0.2%
650,000	(d)	Corral Petroleum Holdings AB, 11.75% cash or 13.25% payment-in-kind interest, 11.75%, 05/15/21(g)(l)	889,005
775,000	(d)	Fastighets AB Balder, (5 yr. Euro Swap + 2.895%), 3.00%, 03/07/78(g)(i)	971,714
550,000	(d)	Intrum Justitia AB, 2.75%, 07/15/22(g)	680,486
200,000	(d)	Intrum Justitia AB, 3.13%, 07/15/24(g)	244,796
57,000,000	(h)	Recipharm AB., Cnv, 2.75%, 10/06/21(b)(g)	6,868,298
			9,654,299
TURKEY — 0.1%
850,000		Tupras Turkiye Petrol Rafinerileri AS, 4.13%, 05/02/18(g)	851,238
1,100,000		Turk Telekomunikasyon AS, 4.88%, 06/19/24(g)	1,113,926
1,300,000		Turkiye Sise ve Cam Fabrikalari AS, 4.25%, 05/09/20(g)	1,306,534
			3,271,698
UNITED ARAB EMIRATES — 0.0%
775,000		DAE Funding LLC, 5.00%, 08/01/24(j)	769,188

101

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
UNITED KINGDOM — 0.6%
$975,000	(h)	Arqiva Broadcast Finance Plc, 9.50%, 03/31/20(g)	$1,431,227
150,000	(d)	Arrow Global Finance Plc, (3 mo. EURIBOR + 4.750%), 4.75%, 05/01/23(g)(n)	190,889
1,000,000	(h)	Cognita Financing Plc, 7.75%, 08/15/21(g)	1,475,053
350,000	(h)	Co-operative Group Holdings 2011 Ltd., STEP, 6.88%, 07/08/20(g)	545,897
450,000	(h)	Drax Finco Plc, (3 mo. LIBOR GBP + 4.000%), 4.45%, 05/01/22(g)(n)	646,904
7,000,000		Inmarsat Plc, Cnv., 3.88%, 09/09/23(g)	7,752,500
1,075,000	(d)	International Game Technology Plc, 4.75%, 02/15/23(g)	1,498,105
1,375,000		Jaguar Land Rover Automotive Plc, 3.50%, 03/15/20(j)	1,371,563
1,350,000	(h)	Jerrold Finco Plc, 6.25%, 09/15/21(g)	1,974,301
840,000	(h)	Kirs Midco 3 Plc, 8.38%, 07/15/23(g)	1,220,329
550,000	(h)	Matalan Finance Plc, 6.75%, 01/31/23(g)	775,060
375,000	(h)	Newday Bondco Plc, 7.38%, 02/01/24(g)	488,517
1,050,000		OAS Finance Ltd., 8.00%, 07/02/21(a)(j)(m)	68,250
525,000	(h)	Pinewood Finco Plc, 3.75%, 12/01/23(g)	756,594
250,000	(h)	Pinnacle Bidco Plc, 6.38%, 02/15/25(g)	362,505
1,100,000	(d)	TA Manufacturing Ltd., 3.63%, 04/15/23(g)	1,393,179
905,000	(h)	TalkTalk Telecom Group Plc, 5.38%, 01/15/22(g)	1,259,265
450,000	(d)	Titan Global Finance Plc, 3.50%, 06/17/21(g)	593,461
825,000	(d)	Titan Global Finance Plc, 2.38%, 11/16/24(g)	1,023,005
1,475,000	(d)	Travelex Financing Plc, 8.00%, 05/15/22(g)	1,881,658
950,000		Vedanta Resources Plc, 6.38%, 07/30/22(g)	990,280
5,000,000	(h)	Vodafone Group Plc, Cnv., 0.80%, 11/26/20(g)(k)	7,002,840
			34,701,382
UNITED STATES — 6.8%
3,000,000		Aceto Corp., Cnv, 2.00%, 11/01/20	2,726,048
14,000,000		Akamai Technologies, Inc., Cnv., 1.00%, 02/15/19(k)	14,077,979
Principal Amount			Value
UNITED STATES (continued)
$125,000		Allegheny Technologies, Inc., 7.88%, 08/15/23	$137,433
1,425,000	(d)	Alliance Data Systems Corp., 4.50%, 03/15/22(g)	1,829,077
775,000	(d)	Alliance Data Systems Corp., 5.25%, 11/15/23(g)	1,007,902
4,000,000		Allscripts Healthcare Solutions, Inc., Cnv., 1.25%, 07/01/20	4,303,999
4,000,000		Apollo Commercial Real Estate Finance, Inc., Cnv. REIT, 5.50%, 03/15/19	4,310,324
5,000,000		Ares Capital Corp., Cnv., 3.75%, 02/01/22(j)	5,122,335
1,125,000		Belo Corp., 7.75%, 06/01/27	1,276,875
1,610,000		Blackstone Mortgage Trust, Inc., Cnv. REIT, 4.38%, 05/05/22	1,585,137
15,000,000		Cardtronics, Inc., Cnv., 1.00%, 12/01/20	13,962,105
175,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 02/15/26(j)	181,125
1,000,000		CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(j)	1,020,000
450,000		Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25	484,875
4,000,000		Ciena Corp., Cnv, 4.00%, 12/15/20	5,232,728
8,000,000		Colony Capital, Inc., Cnv. REIT, 3.88%, 01/15/21	7,764,384
5,000,000		Cornerstone OnDemand, Inc., Cnv., 1.50%, 07/01/18	4,968,080
12,000,000		CSG Systems International, Inc., Cnv, 4.25%, 03/15/36(b)	13,242,204
11,000,000		DISH Network Corp., Cnv., 2.38%, 03/15/24(j)	10,292,986
1,000,000		Dollar Tree, Inc., 5.75%, 03/01/23	1,045,000
150,000		Endeavor Energy Resources LP / EER Finance, Inc., 5.50%, 01/30/26(j)	151,875
150,000		Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/28(j)	152,625
375,000	(d)	Equinix, Inc. REIT, 2.88%, 02/01/26	463,256
8,000,000		Extra Space Storage LP, Cnv., 3.13%, 10/01/35(j)	8,624,808
13,000,000		Finisar Corp., Cnv, 0.50%, 12/15/36	11,795,758

102

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
UNITED STATES (continued)
$16,426,000		Huron Consulting Group, Inc., Cnv., 1.25%, 10/01/19(b)	$15,337,778
5,000,000		Knowles Corp., Cnv., 3.25%, 11/01/21	5,607,700
700,000	(d)	Levi Strauss & Co., 3.38%, 03/15/27	906,409
6,000,000		Liberty Expedia Holdings, Inc., Cnv., 1.00%, 06/30/47(b)(j)	6,062,382
21,295,885		Liberty Interactive LLC, Cnv., 3.75%, 02/15/30(b)	14,827,260
900,000		MPH Acquisition Holdings LLC, 7.13%, 06/01/24(j)	966,375
500,000	(d)	MPT Operating Partnership LP / MPT Finance Corp., REIT, 3.33%, 03/24/25	655,625
650,000	(d)	MPT Operating Partnership LP/MPT Finance Corp., REIT, 4.00%, 08/19/22	892,824
900,000		Newfield Exploration Co., 5.38%, 01/01/26	950,625
8,000,000		Nuance Communications, Inc., Cnv., 1.50%, 11/01/35	8,453,288
14,000,000		Nuance Communications, Inc., Cnv., 1.00%, 12/15/35	13,600,062
2,000,000		NuVasive, Inc., Cnv, 2.25%, 03/15/21	2,134,782
6,000,000		OSI Systems, Inc., Cnv, 1.25%, 09/01/22(b)(j)	5,520,840
300,000		Pilgrim’s Pride Corp., 5.88%, 09/30/27(j)	300,750
250,000	(d)	Quintiles IMS, Inc, 3.50%, 10/15/24(g)	320,670
2,000,000		Rambus, Inc., Cnv, 1.38%, 02/01/23(j)	1,889,208
9,500,000		Redwood Trust, Inc., Cnv., REIT, 4.63%, 04/15/18	9,509,500
4,000,000		Redwood Trust, Inc., Cnv., REIT, 4.75%, 08/15/23	3,865,864
325,000	(d)	Silgan Holdings, Inc., 3.25%, 03/15/25	418,207
3,395,000		Southern Star Central Corp., 5.13%, 07/15/22(j)	3,496,850
15,000,000		Spirit Realty Capital, Inc., Cnv. REIT, 2.88%, 05/15/19	14,951,175
1,475,000		Standard Industries, Inc., 5.50%, 02/15/23(j)	1,534,000
7,000,000		Starwood Property Trust, Inc., Cnv. REIT, 4.38%, 04/01/23	7,033,600
125,000		Sunoco LP / Sunoco Finance Corp., 5.88%, 03/15/28(j)	127,656
775,000	(d)	Superior Industries International, Inc., 6.00%, 06/15/25(g)	957,319
Principal Amount			Value
UNITED STATES (continued)
$9,000,000		Synaptics, Inc., Cnv., 0.50%, 06/15/22(j)	$8,483,877
1,000,000		T-Mobile USA, Inc., 6.50%, 01/15/26	1,083,750
5,000,000		Twitter, Inc., Cnv, 1.00%, 09/15/21	4,711,830
59,000,000		Twitter, Inc., Cnv., 0.25%, 09/15/19	56,544,361
9,500,000		Vector Group Ltd., Cnv., 1.75%, 04/15/20(p)	10,751,977
8,000,000		VEREIT, Inc., Cnv., REIT, 3.00%, 08/01/18	8,000,000
15,000,000		Verint Systems, Inc., Cnv., 1.50%, 06/01/21(b)	14,547,525
42,119,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 02/04/49(a)(m)	0
21,131,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 06/16/49(a)(m)	0
9,840,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 11/06/49(a)(m)	0
3,000,000		Washington Mutual Bank/Debt Not Acquired By JPMorgan Escrow, 0.00%, 12/31/49(a)(m)	0
11,500,000		Web.com Group, Inc., Cnv., 1.00%, 08/15/18(b)	11,369,464
925,000		Western Digital Corp., 4.75%, 02/15/26	936,563
7,500,000		Western Digital Corp., Cnv, 1.50%, 02/01/24	7,654,928
7,000,000		Workday, Inc., Cnv, 0.25%, 10/01/22(j)	7,288,792
12,000,000		Wright Medical Group, Inc., Cnv., 2.00%, 02/15/20	12,405,000
900,000		XPO Logistics, Inc., 6.13%, 09/01/23(j)	949,500
2,000,000		Zillow Group, Inc., Cnv, 2.00%, 12/01/21	2,245,086
			383,052,320
Total Corporate Bonds (Cost $626,849,721)			634,210,162
GOVERNMENT BONDS — 1.6%
UNITED KINGDOM — 1.6%
63,000,000	(h)	United Kingdom Gilt, 1.25%, 07/22/18	89,799,375
Total Government Bonds (Cost $89,812,793)			89,799,375

103

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
ASSET-BACKED SECURITIES — 14.3%
CAYMAN ISLANDS — 6.1%
Collateralized Loan Obligations — 4.5%
11,750,000	Adams Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.690%), 7.41%, 07/15/26(b)(j)(n)	$11,124,019
7,500,000	Adams Mill CLO Ltd., Series 2014-1A, Class SUB, 11.30%, 07/15/26(b)(j)(p)	2,909,014
2,000,000	American Money Management Corp. CLO Ltd., Series 2015-17A, Class E, (3 mo. LIBOR US + 6.750%), 8.17%, 11/15/27(j)(n)	2,023,382
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 5.000%), 6.46%, 05/26/28(j)(n)	1,023,156
750,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E1, (3 mo. LIBOR US + 6.670%), 8.13%, 05/26/28(j)(n)	754,834
1,000,000	American Money Management Corp. CLO Ltd., Series 2016-18A, Class E2, (3 mo. LIBOR US + 7.250%), 8.71%, 05/26/28(j)(n)	1,006,147
1,000,000	Anchorage Capital CLO Ltd., Series 2012-1A, Class DR, (3 mo. LIBOR US + 7.250%), 8.97%, 01/13/27(j)(n)	1,010,367
5,500,000	Anchorage Capital CLO Ltd., Series 2015-6A, Class ER, (3 mo. LIBOR US + 6.350%), 8.07%, 07/15/30(j)(n)	5,612,325
4,940,000	Anchorage Capital CLO Ltd., Series 2016-8A, Class E, (3 mo. LIBOR US + 6.500%), 8.26%, 07/28/28(j)(n)	5,048,599
1,000,000	Anchorage Capital CLO Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 7.250%), 8.97%, 01/15/29(j)(n)	1,048,240
500,000	Annisa CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 7.250%), 8.99%, 07/20/28(j)(n)	505,068
1,000,000	Apidos CLO XV, Series 2013-15A, Class D, (3 mo. LIBOR US + 4.750%), 6.49%, 10/20/25(j)(n)	995,952
5,000,000	Apidos CLO XVIII, Series 2014-18A, Class D, (3 mo. LIBOR US + 5.200%), 6.94%, 07/22/26(j)(n)	5,013,533
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$2,500,000	Apidos CLO XX, Series 2015-20A, Class D, (3 mo. LIBOR US + 5.600%), 7.32%, 01/16/27(j)(n)	$2,508,685
2,000,000	Apidos CLO XX, Series 2015-20A, Class E, (3 mo. LIBOR US + 6.550%), 8.27%, 01/16/27(j)(n)	2,005,020
1,000,000	Apidos CLO XXII, Series 2015-22A, Class D, (3 mo. LIBOR US + 6.000%), 7.74%, 10/20/27(j)(n)	1,019,368
2,533,500	Apidos CLO XXIII, Series 2015-23A, Class D2, (3 mo. LIBOR US + 5.950%), 7.67%, 01/15/27(j)(n)	2,575,478
5,250,000	Ares XXXIII CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 6.230%), 7.72%, 12/05/25(j)(n)	5,285,917
3,500,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class E, (3 mo. LIBOR US + 7.250%), 8.98%, 07/18/28(j)(n)	3,666,061
7,000,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.150%), 7.87%, 10/15/30(j)(n)	7,291,629
2,500,000	Babson CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.550%), 8.29%, 04/23/27(j)(n)	2,553,591
1,000,000	Babson CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.900%), 8.64%, 07/20/28(j)(n)	1,033,080
2,000,000	Battalion CLO IX Ltd., Series 2015-9A, Class D, (3 mo. LIBOR US + 3.900%), 5.62%, 07/15/28(j)(n)	2,009,130
2,750,000	Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, (3 mo. LIBOR US + 6.670%), 8.41%, 07/20/28(j)(n)	2,780,158
2,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class C, (3 mo. LIBOR US + 3.900%), 5.64%, 01/20/28(j)(n)	2,288,529
1,250,000	Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class D, (3 mo. LIBOR US + 5.500%), 7.24%, 01/20/28(j)(n)	1,250,187
1,000,000	Birchwood Park CLO Ltd., Series 2014-1A, Class D1, (3 mo. LIBOR US + 3.450%), 5.17%, 07/15/26(j)(n)	1,006,465

104

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,250,000	BlueMountain CLO Ltd., Series 2014-4A, Class E, (3 mo. LIBOR US + 5.300%), 6.77%, 11/30/26(j)(n)	$1,249,212
1,000,000	BlueMountain CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 3.750%), 5.47%, 04/13/27(j)(n)	1,013,382
1,500,000	BlueMountain CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 5.450%), 7.17%, 04/13/27(j)(n)	1,509,750
1,000,000	BlueMountain CLO Ltd., Series 2015-4A, Class D2, (3 mo. LIBOR US + 4.050%), 5.79%, 01/20/27(j)(n)	1,004,491
1,000,000	BlueMountain CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 7.000%), 8.44%, 08/20/28(j)(n)	1,029,025
1,000,000	Burnham Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.850%), 8.59%, 10/20/29(j)(n)	1,040,136
2,000,000	Canyon Capital CLO Ltd., Series 2012-1A, Class DR, (3 mo. LIBOR US + 4.100%), 5.82%, 01/15/26(j)(n)	2,025,493
1,000,000	Canyon Capital CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.500%), 9.22%, 04/15/28(j)(n)	1,003,326
1,000,000	Canyon Capital CLO Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.750%), 8.47%, 10/15/28(j)(n)	1,013,319
1,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.300%), 7.04%, 04/20/27(j)(n)	1,507,788
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-2A, Class D, (3 mo. LIBOR US + 5.300%), 7.06%, 04/27/27(j)(n)	1,010,435
2,500,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-3A, Class D, (3 mo. LIBOR US + 5.700%), 7.46%, 07/28/28(j)(n)	2,534,309
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class D, (3 mo. LIBOR US + 6.100%), 7.84%, 10/20/27(j)(n)	1,015,394
1,890,409	Carlyle Global Market Strategies CLO Ltd., Series 2015-4A, Class SBB1, (3 mo. LIBOR US + 8.500%), 10.24%, 10/20/27(j)(n)	1,824,630
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$750,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 7.600%), 9.34%, 04/20/27(j)(n)	$771,727
1,000,000	Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 7.000%), 8.74%, 10/20/29(j)(n)	1,018,266
1,000,000	Cole Park CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 6.100%), 7.84%, 10/20/28(j)(n)	1,018,391
1,000,000	Cumberland Park CLO Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 5.000%), 6.74%, 07/20/26(j)(n)	997,537
1,500,000	Galaxy XXI CLO Ltd., Series 2015-21A, Class E2, (3 mo. LIBOR US + 6.500%), 8.24%, 01/20/28(j)(n)	1,527,472
21,500,000	Jackson Mill CLO Ltd., Series 2015-1A, Class E, (3 mo. LIBOR US + 5.000%), 6.72%, 04/15/27(b)(j)(n)	21,325,991
20,000,000	Jackson Mill CLO Ltd., Series 2015-1A, Class SUB, 1.00%, 04/15/27(b)(j)(p)	14,945,662
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class F, (3 mo. LIBOR US + 6.500%), 8.24%, 07/20/27(b)(j)(n)	7,858,293
8,000,000	Jefferson Mill CLO Ltd., Series 2015-1A, Class SUB, 7.38%, 07/20/27(b)(j)(p)	4,344,368
1,000,000	Mill Creek CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.750%), 9.49%, 04/20/28(j)(n)	1,040,213
625,000	Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (3 mo. LIBOR US + 3.650%), 5.39%, 04/22/29(j)(n)	645,232
1,000,000	Neuberger Berman CLO XVIII Ltd, Series 2014-18A, Class CR, (3 mo. LIBOR US + 4.250%), 5.66%, 11/14/27(j)(n)	1,019,282
1,000,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class DR, (3 mo. LIBOR US + 2.400%), 4.12%, 01/22/30(j)(n)	1,006,490
3,250,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ER, (3 mo. LIBOR US + 5.000%), 6.72%, 01/15/28(j)(n)	3,249,530

105

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$750,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class D, (3 mo. LIBOR US + 4.950%), 6.69%, 04/20/27(j)(n)	$771,184
2,000,000	Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, (3 mo. LIBOR US + 7.000%), 8.74%, 04/20/27(j)(n)	2,051,903
1,000,000	Neuberger Berman CLO XXII Ltd., Series 2016-22A, Class E, (3 mo. LIBOR US + 6.750%), 8.48%, 10/17/27(j)(n)	1,014,032
1,250,000	Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, (3 mo. LIBOR US + 6.580%), 8.31%, 10/17/27(j)(n)	1,266,071
1,000,000	Rockford Tower CLO Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 6.080%), 7.80%, 10/15/29(j)(n)	1,014,775
16,000,000	Romark CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 6.650%), 8.01%, 10/23/30(j)(n)	15,771,292
5,000,000	Romark CLO Ltd., Series 2017-1A, Class SUB, 1.34%, 10/23/30(j)(p)	4,537,500
1,250,000	Shackleton CLO Ltd., Series 2017-10A, Class E, (3 mo. LIBOR US + 6.215%), 7.96%, 04/20/29(j)(n)	1,272,730
1,650,000	Sound Point CLO III Ltd., Series 2013-2A, Class E, (3 mo. LIBOR US + 4.600%), 6.32%, 07/15/25(j)(n)	1,630,099
1,000,000	Sound Point CLO IX Ltd., Series 2015-2A, Class E, (3 mo. LIBOR US + 5.500%), 7.24%, 07/20/27(j)(n)	989,384
5,000,000	Sound Point CLO X Ltd., Series 2015-3A, Class E, (3 mo. LIBOR US + 6.750%), 8.49%, 01/20/28(j)(n)	5,087,872
3,200,000	Sound Point CLO XI Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.950%), 8.69%, 07/20/28(j)(n)	3,260,750
2,000,000	Sound Point CLO XII Ltd., Series 2016-2A,Class E, (3 mo. LIBOR US + 6.400%), 8.14%, 10/20/28(j)(n)	2,047,180
1,750,000	Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.650%), 8.39%, 01/23/29(j)(n)	1,810,492
Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,500,000	Symphony CLO XV Ltd., Series 2014-15A, Class E, (3 mo. LIBOR US + 5.050%), 6.78%, 10/17/26(j)(n)	$1,501,996
1,000,000	Symphony CLO XVI Ltd., Series 2015-16A, Class E, (3 mo. LIBOR US + 5.450%), 7.17%, 07/15/28(j)(n)	1,003,889
1,000,000	TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.450%), 8.17%, 07/15/30(j)(n)	1,025,368
1,740,000	THL Credit Wind River CLO Ltd., Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.550%), 7.29%, 07/20/27(j)(n)	1,754,462
5,000,000	TICP CLO I Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 3.550%), 5.29%, 07/20/27(j)(n)	5,053,451
1,250,000	Vibrant CLO IV Ltd., Series 2016-4A, Class D, (3 mo. LIBOR US + 4.500%), 6.24%, 07/20/28(j)(n)	1,273,833
1,000,000	Voya CLO Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.400%), 5.13%, 04/18/26(j)(n)	1,001,346
1,500,000	Voya CLO Ltd., Series 2016-2A, Class D, (3 mo. LIBOR US + 6.950%), 8.69%, 07/19/28(j)(n)	1,552,500
1,000,000	Voya CLO Ltd., Series 2016-3A, Class D, (3 mo. LIBOR US + 6.850%), 8.58%, 10/18/27(j)(n)	1,025,771
11,250,000	Washington Mill CLO Ltd., Series 2014-1A, Class F, (3 mo. LIBOR US + 5.500%), 7.24%, 04/20/26(b)(j)(n)	10,341,085
17,600,000	Washington Mill CLO Ltd., Series 2014-1A, Class SUB, 11.00%, 04/20/26(b)(j)(p)	5,015,090
4,250,000	Webster Park CLO Ltd., Series 2015-1A, Class C, (3 mo. LIBOR US + 4.050%), 5.79%, 01/20/27(j)(n)	4,260,625
2,650,000	Webster Park CLO Ltd., Series 2015-1A, Class D, (3 mo. LIBOR US + 6.100%), 7.84%, 01/20/27(j)(n)	2,715,303
1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.350%), 6.09%, 07/20/28(j)(n)	1,017,780

106

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$1,000,000	Westcott Park CLO Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.200%), 8.94%, 07/20/28(j)(n)	$1,026,284
1,500,000	York CLO-1 Ltd., Series 2014-1A, Class E, (3 mo. LIBOR US + 5.450%), 7.19%, 01/22/27(j)(n)	1,506,453
1,750,000	York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.650%), 7.11%, 01/22/31(j)(n)	1,737,175
4,500,000	York CLO-3 Ltd., Series 2016-1A, Class ER, (3 mo. LIBOR US + 6.400%), 8.14%, 10/20/29(j)(n)	4,515,577
1,647,750	York CLO-3 Ltd., Series 2016-1A, Class FR, (3 mo. LIBOR US + 7.250%), 8.99%, 10/20/29(j)(n)	1,492,004
5,000,000	York CLO-3 Ltd., Series 2016-1A, Class SUB, 2.40%, 10/20/29(j)(p)	4,337,169
1,000,000	York CLO-4 Ltd., Series 2016-2A, Class E, (3 mo. LIBOR US + 6.940%), 8.68%, 01/20/30(j)(n)	1,024,442
		251,603,945
Other Asset-Backed Securities — 1.6%
2,800,000	ALM Loan Funding Ltd., Series 2012-6A, Class DRR, (3 mo. LIBOR US + 5.450%), 7.17%, 07/15/26(j)(n)	2,819,119
1,000,000	ALM Loan Funding Ltd., Series 2013-7RA, Class DR, (3 mo. LIBOR US + 7.140%), 8.86%, 10/15/28(j)(n)	1,050,912
2,000,000	ALM Loan Funding Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.350%), 7.07%, 07/15/27(j)(n)	2,004,998
1,100,000	ALM Loan Funding Ltd., Series 2015-17A, Class C1, (3 mo. LIBOR US + 4.150%), 5.87%, 01/15/28(j)(n)	1,129,145
1,000,000	ALM Loan Funding Ltd., Series 2016-18A, Class D, (3 mo. LIBOR US + 7.600%), 9.32%, 07/15/27(j)(n)	1,033,970
1,000,000	Atrium VIII, Series 8A, Class DR, (3 mo. LIBOR US + 4.000%), 5.74%, 10/23/24(j)(n)	1,005,731
1,750,000	Atrium VIII, Series 8A, Class ER, (3 mo. LIBOR US + 7.250%), 8.99%, 10/23/24(j)(n)	1,775,278
Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$5,000,000	Atrium VIII, Series 8A, Class SUB, 1.00%, 10/23/24(j)(p)	$3,605,940
5,000,000	Atrium XI, Series 11A, Class E, (3 mo. LIBOR US + 5.100%), 6.84%, 10/23/25(j)(n)	5,019,927
2,000,000	Atrium XII, Series 12A, Class ER, (3 mo. LIBOR US + 5.250%), 6.99%, 04/22/27(j)(n)	1,995,527
7,552,500	Atrium XIII, Series 13A, Class E, (3 mo. LIBOR US + 6.050%), 7.49%, 11/21/30(j)(n)	7,512,786
12,131,250	Atrium XIII, Series 13A, Class SUB, 0.00%, 11/21/47(j)(p)	11,698,164
2,500,000	CIFC Funding Ltd., Series 2014-2A, Class B1L, (3 mo. LIBOR US + 3.500%), 4.95%, 05/24/26(j)(n)	2,502,451
2,000,000	CIFC Funding Ltd., Series 2014-3A, Class E, (3 mo. LIBOR US + 6.050%), 7.79%, 10/19/27(j)(n)	2,043,708
1,000,000	CIFC Funding Ltd., Series 2014-5A, Class E2, (3 mo. LIBOR US + 6.250%), 7.98%, 01/17/27(j)(n)	1,009,131
3,250,000	CIFC Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.750%), 8.49%, 10/21/28(j)(n)	3,357,836
1,000,000	Dryden Senior Loan Fund, Series 2014-34A, Class DR, (3 mo. LIBOR US + 3.400%), 5.12%, 10/15/26(j)(n)	1,008,320
1,000,000	Dryden Senior Loan Fund, Series 2016-43A, Class E, (3 mo. LIBOR US + 7.250%), 8.99%, 07/20/29(j)(n)	1,037,000
962,500	Highbridge Loan Management Ltd., Series 2015-5A, Class E, (3 mo. LIBOR US + 5.350%), 7.11%, 01/29/26(j)(n)	965,602
1,000,000	Highbridge Loan Management Ltd., Series 2015-6A, Class E1, (3 mo. LIBOR US + 5.450%), 6.84%, 05/05/27(j)(n)	997,287
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class D, (3 mo. LIBOR US + 3.750%), 5.17%, 11/15/26(j)(n)	1,011,914
1,000,000	Highbridge Loan Management Ltd., Series 2015-7A, Class E, (3 mo. LIBOR US + 5.750%), 7.17%, 11/15/26(j)(n)	1,003,093

107

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,750,000	Highbridge Loan Management Ltd., Series 2016-10A, Class D, (3 mo. LIBOR US + 6.500%), 8.24%, 01/20/28(j)(n)	$1,786,413
500,000	Highbridge Loan Management Ltd., Series 2016-8A, Class D, (3 mo. LIBOR US + 4.850%), 6.59%, 04/20/27(j)(n)	511,208
1,000,000	Highbridge Loan Management Ltd., Series 2016-8A, Class E, (3 mo. LIBOR US + 7.900%), 9.64%, 04/20/27(j)(n)	1,022,696
1,000,000	Highbridge Loan Management Ltd., Series 2016-9A, Class D2, (3 mo. LIBOR US + 6.450%), 8.19%, 07/19/27(j)(n)	1,016,396
1,000,000	LCM Ltd. Partnership XVII LP, Series 17A, Class D, (3 mo. LIBOR US + 3.500%), 5.22%, 10/15/26(j)(n)	1,016,340
1,500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class D, (3 mo. LIBOR US + 3.800%), 5.54%, 04/20/27(j)(n)	1,504,528
1,000,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class E, (3 mo. LIBOR US + 5.350%), 7.09%, 04/20/27(j)(n)	1,002,768
500,000	LCM Ltd. Partnership XVIII LP, Series 18A, Class INC, 5.00%, 04/20/27(j)(k)	312,910
1,350,000	LCM Ltd. Partnership XXI LP, Series 21A, Class D, (3 mo. LIBOR US + 5.100%), 6.84%, 04/20/28(j)(n)	1,373,932
1,000,000	LCM Ltd. Partnership XXI LP, Series 21A, Class E, (3 mo. LIBOR US + 7.650%), 9.39%, 04/20/28(j)(n)	1,022,136
750,000	LCM XX LLC, Series 20A, Class E, (3 mo. LIBOR US + 6.100%), 7.46%, 10/20/27(j)(n)	758,135
1,000,000	Madison Park Funding XIX Ltd., Series 2015-19A, Class D, (3 mo. LIBOR US + 6.450%), 8.19%, 01/22/28(j)(n)	1,018,672
2,000,000	Madison Park Funding XVI, Ltd., Series 2015-16A, Class D, (3 mo. LIBOR US + 5.500%), 7.24%, 04/20/26(j)(n)	2,022,462
1,000,000	Madison Park Funding XX Ltd., Series 2016-20A, Class E, (3 mo. LIBOR US + 7.400%), 9.16%, 04/27/27(j)(n)	1,017,105
Principal Amount		Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,000,000	Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class D1, (3 mo. LIBOR US + 4.200%), 5.94%, 01/23/27(j)(n)	$1,004,771
1,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class D, (3 mo. LIBOR US + 4.950%), 6.67%, 04/15/27(j)(n)	1,023,606
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.850%), 9.57%, 04/15/27(j)(n)	2,048,000
2,500,000	Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.100%), 8.82%, 07/15/27(j)(n)	2,522,398
1,100,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, (3 mo. LIBOR US + 3.650%), 5.06%, 11/14/26(j)(n)	1,104,513
1,000,000	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, (3 mo. LIBOR US + 6.600%), 8.01%, 11/14/26(j)(n)	1,010,134
1,375,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class E, (3 mo. LIBOR US + 6.700%), 8.44%, 10/20/28(j)(n)	1,398,679
2,250,000	OZLM Funding II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 7.300%), 9.07%, 10/30/27(j)(n)	2,297,141
3,750,000	OZLM IX Ltd., Series 2014-9A, Class CR, (3 mo. LIBOR US + 3.550%), 5.29%, 01/20/27(j)(n)	3,767,605
1,000,000	OZLM XI Ltd., Series 2015-11A, Class CR, (3 mo. LIBOR US + 3.600%), 5.37%, 10/30/30(j)(n)	1,010,042
500,000	OZLM XII Ltd., Series 2015-12A, Class D, (3 mo. LIBOR US + 5.400%), 7.17%, 04/30/27(j)(n)	500,542
1,200,000	OZLM XIV Ltd., Series 2015-14A, Class C, (3 mo. LIBOR US + 4.350%), 6.07%, 01/15/29(j)(n)	1,213,060
1,500,000	OZLM XIV Ltd., Series 2015-14A, Class D, (3 mo. LIBOR US + 6.350%), 8.07%, 01/15/29(j)(n)	1,514,558

108

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
CAYMAN ISLANDS (continued)
Other Asset-Backed Securities (continued)
$1,000,000		OZLM XV Ltd., Series 2016-15A, Class D, (3 mo. LIBOR US + 7.150%), 8.89%, 01/20/29(j)(n)	$1,027,369
			92,415,958
			344,019,903
NETHERLANDS — 0.1%
Collateralized Loan Obligations — 0.1%
5,000,000	(h)	Accunia European CLO I BV, Series 1A, Class C, (3 mo. EURIBOR + 3.200%), 3.20%, 07/15/29(j)(n)	6,264,918
UNITED STATES — 8.1%
Collateralized Loan Obligations — 0.4%
17,634		Cedar Funding VII CLO Ltd., 10.15%,(b)(j)	17,634,250
1,000,000		Teacher’s Insurance & Annuity CLO II Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 5.850%), 7.59%, 04/20/29(j)(n)	1,003,869
5,000		THL Credit Wind River CLO Ltd., 10.15%,(j)	5,000,000
			23,638,119
Other Asset-Backed Securities — 7.7%
6,032,510		Ajax Mortgage Loan Trust, Series 2017-D, Class A, 3.75%, 12/25/57(j)(p)	6,013,809
1,700,000		Ajax Mortgage Loan Trust, Series 2017-D, Class B, 25.60%, 10/25/19(j)(p)	1,053,320
13,424,809		Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.240%), 1.80%, 05/25/35(n)	12,042,161
4,841,918		Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5, Class M1, (1 mo. LIBOR US + 0.460%), 2.02%, 01/25/36(n)	2,718,222
6,380,000		Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class M2, (1 mo. LIBOR US + 0.420%), 1.98%, 01/25/36(n)	4,371,143
1,000,000		Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, (3 mo. LIBOR US + 3.900%), 5.67%, 01/30/24(j)(n)	1,003,582
5,000,000		Bank of America Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.63%, 12/10/25(p)	3,796,225
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$13,222,841	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A1, (1 mo. LIBOR US + 0.500%), 2.57%, 05/28/39(j)(n)	$12,185,751
2,919,680	Bayview Financial Revolving Asset Trust, Series 2004-B, Class A2, (1 mo. LIBOR US + 0.650%), 2.87%, 05/28/39(j)(n)	1,927,899
5,619,400	Bayview Financial Revolving Asset Trust, Series 2005-E, Class A2A, (1 mo. LIBOR US + 0.930%), 2.50%, 12/28/40(j)(n)	4,990,460
3,169,240	Bear Stearns Asset Backed Securities I Trust, Series 2006-EC2, Class M2, (1 mo. LIBOR US + 0.420%), 1.98%, 02/25/36(n)	3,019,636
2,119,738	Bear Stearns Asset Backed Securities I Trust, Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 2.24%, 12/25/35(n)	2,034,149
3,148,185	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A1, (1 mo. LIBOR US + 0.350%), 1.91%, 03/25/36(n)	806,702
3,148,185	Bear Stearns Asset-Backed Securities Trust, Series 2006-AC2, Class 22A3, (1 mo. LIBOR US + 0.350%), 1.91%, 03/25/36(n)	806,702
11,804,127	Bear Stearns Asset-Backed Securities Trust, Series 2006-AQ1, Class 2A2, (1 mo. LIBOR US + 0.200%), 1.76%, 10/25/36(n)	12,254,185
6,796,632	Bear Stearns Asset-Backed Securities Trust, Series 2006-HE10, Class 22A, (1 mo. LIBOR US + 0.140%), 1.70%, 12/25/36(n)	7,046,867
8,000,000	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 2.76%, 01/25/36(j)(n)	7,757,907
3,790,504	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A2, 7.58%, 06/01/30(p)	1,482,379
3,553,597	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A3, 7.83%, 06/01/30(p)	1,483,227

109

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$6,017,425	Bombardier Capital Mortgage Securitization Pass-Through Certificates, Series 2000-A, Class A4, 8.29%, 06/01/30(p)	$2,574,349
6,959,374	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A3, (1 mo. LIBOR US + 0.150%), 1.71%, 07/25/36(n)	6,699,343
10,241,026	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 1.72%, 10/25/36(n)	6,954,523
7,319,296	Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A4, (1 mo. LIBOR US + 0.250%), 1.81%, 10/25/36(n)	5,011,916
4,884,740	Carrington Mortgage Loan Trust, Series 2007-FRE1, Class A4, (1 mo. LIBOR US + 0.420%), 1.98%, 02/25/37(n)	3,657,610
8,250,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A3, (1 mo. LIBOR US + 0.140%), 1.70%, 12/25/36(n)	7,214,770
12,415,000	Carrington Mortgage Loan Trust, Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 1.78%, 10/25/36(n)	8,726,307
11,454,537	Conseco Finance Securitizations Corp., Series 2000-1, Class A5, 8.06%, 09/01/29(p)	6,197,687
14,301,349	Conseco Finance Securitizations Corp., Series 2000-4, Class A5, 7.97%, 05/01/32	7,296,828
3,816,893	Conseco Financial Corp., Series 1997-7, Class M1, 7.03%, 07/15/28(p)	3,849,111
2,807,323	Conseco Financial Corp., Series 1998-2, Class M1, 6.94%, 12/01/28(p)	2,650,888
4,273,591	Conseco Financial Corp., Series 1999-5, Class A5, 7.86%, 03/01/30(p)	3,343,067
3,290,522	Conseco Financial Corp., Series 1999-5, Class A6, 7.50%, 03/01/30(p)	2,493,276
4,751,848	Countrywide Asset-Backed Certificates, Series 2005-17, Class 1AF4, STEP, 4.56%, 05/01/36	5,632,390
1,094,966	Countrywide Asset-Backed Certificates, Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 1.72%, 09/25/46(n)	1,076,910
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$15,003,703	Countrywide Asset-Backed Certificates, Series 2007-S3, Class A3, (1 mo. LIBOR US + 0.380%), 1.94%, 05/25/37(n)	$13,918,717
1,704,081	Countrywide Home Equity Loan Trust, Series 2006-S5, Class A4, 5.84%, 06/01/35	2,020,154
2,151,482	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 1.86%, 12/15/33(j)(n)	1,969,480
1,790,504	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4T1B, (1 mo. LIBOR US + 0.240%), 1.80%, 02/15/30(j)(n)	1,636,702
1,636,157	Countrywide Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 1.75%, 05/15/35(j)(n)	1,487,920
3,530,903	Countrywide Revolving Home Equity Loan Resuritization Trust, Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 1.80%, 12/15/35(j)(n)	3,264,526
2,729,580	Credit-Based Asset Servicing & Securitization LLC Trust, Series 2006-CB9, Class A3, (1 mo. LIBOR US + 0.150%), 1.71%, 11/25/36(n)	1,797,734
2,180,000	Finance of America Structured Securities Trust, Series 2017-HB1, Class M5, 6.00%, 11/25/27(j)(p)	2,101,367
5,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF4, Class M1, (1 mo. LIBOR US + 0.360%), 1.82%, 03/25/36(n)	3,549,056
10,748,937	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class M1, (1 mo. LIBOR US + 0.250%), 1.81%, 07/25/36(n)	5,830,435
5,525,786	First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 1.96%, 01/25/36(n)	3,433,665
5,161,037	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2C, (1 mo. LIBOR US + 0.150%), 1.71%, 03/25/37(n)	3,425,663

110

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,335,428	GMAC Mortgage Home Equity Loan Trust, Series 2005-HE3, Class A3, (1 mo. LIBOR US + 0.240%), 1.80%, 02/25/36(n)	$2,670,329
1,657,657	GMAC Mortgage Home Equity Loan Trust, Series 2006-HE1, Class A, (1 mo. LIBOR US + 0.210%), 1.77%, 11/25/36(n)	1,681,529
2,991,426	Greenpoint Manufactured Housing, Series 1999-1, Class A5, 6.77%, 08/01/29(p)	2,941,480
3,022,009	Greenpoint Manufactured Housing, Series 2000-1, Class A4, 8.14%, 03/01/30(p)	3,130,561
8,037,364	Greenpoint Manufactured Housing, Series 2000-3, Class IA, 8.00%, 06/01/31(p)	7,281,062
601,073	GSAA Trust, Series 2006-7, Class AF2, 5.99%, 03/01/46(p)	416,662
6,646,183	GSAMP Trust, Series 2006-FM2, Class A2B, (1 mo. LIBOR US + 0.120%), 1.68%, 09/25/36(n)	3,217,614
4,375,000	Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 1.71%, 05/25/37(n)	3,622,758
6,064,631	HSI Asset Loan Obligation Trust, Series 2007-WF1, Class A3, STEP, 4.89%, 12/01/36	3,409,341
3,815,761	Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, STEP, 6.03%, 09/01/37(j)	3,705,719
4,000,000	JPMorgan Mortgage Acquisition Corp., Series 2006-CW1,Class M1, (1 mo. LIBOR US + 0.270%), 1.83%, 05/25/36(n)	3,781,386
401,638	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 1.65%, 06/25/37(j)(n)	280,594
12,171,748	Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A4, (1 mo. LIBOR US + 0.300%), 1.86%, 06/25/37(j)(n)	8,748,442
8,265,466	Lehman ABS Mortgage Loan Trust,Series 2007-1,Class 2A2, (1 mo. LIBOR US + 0.200%), 1.76%, 06/25/37(j)(n)	5,690,030
1,335,643	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A2, (1 mo. LIBOR US + 0.110%), 1.67%, 11/25/36(n)	666,669
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$18,423,471	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.72%, 11/25/36(n)	$9,268,728
3,621,184	Long Beach Mortgage Loan Trust, Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 1.78%, 11/25/36(n)	1,815,885
9,804,147	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A3, (1 mo. LIBOR US + 0.190%), 1.75%, 03/25/46(n)	5,024,053
25,309,386	Long Beach Mortgage Loan Trust, Series 2006-5, Class 2A4, (1 mo. LIBOR US + 0.240%), 1.80%, 06/25/36(n)	13,236,342
6,909,803	Long Beach Mortgage Loan Trust, Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 1.72%, 10/25/36(n)	2,947,420
4,000,000	Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 4.81%, 03/25/32(n)	4,102,284
4,613,295	Mastr Second Lien Trust, Series 2006-1, Class A, (1 mo. LIBOR US + 0.320%), 1.88%, 03/25/36(n)	973,104
3,477,312	Merit Securities Corp., Series 13, Class M2, STEP, 7.94%, 12/01/33	2,692,376
11,052,953	Merrill Lynch Mortgage Investors Trust, Series 2006-RM5, Class A2D, (1 mo. LIBOR US + 0.250%), 1.81%, 10/25/37(n)	3,762,086
1,603,263	Morgan Stanley ABS Capital I, Series 2006-HE4, Class A4, (1 mo. LIBOR US + 0.240%), 1.80%, 06/25/36(n)	1,091,042
8,154,778	Morgan Stanley ABS Capital I, Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 1.69%, 11/25/36(n)	5,211,933
8,404,035	Morgan Stanley ABS Capital I, Series 2007-NC3, Class A2B, (1 mo. LIBOR US + 0.140%), 1.70%, 05/25/37(n)	6,433,820
6,222,797	Morgan Stanley Capital I, Series 2006-NC2, Class M1, (1 mo. LIBOR US + 0.360%), 1.92%, 02/25/36(n)	4,669,126
5,616,457	Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A4, STEP, 6.01%, 10/01/36	2,516,264

111

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$3,376,983	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 1.96%, 10/25/36(j)(n)	$3,008,326
2,892,193	Oakwood Mortgage Investors, Inc., Series 1999-C, Class A2, 7.48%, 08/01/27	2,872,559
10,841,906	Oakwood Mortgage Investors, Inc., Series 2000-D, Class A4, 7.40%, 07/01/30(p)	6,137,983
8,690,772	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A2, 5.92%, 06/01/31(p)	2,583,235
6,029,539	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A3, 6.61%, 06/01/31(p)	1,995,090
6,890,051	Oakwood Mortgage Investors, Inc., Series 2001-C, Class A4, 7.41%, 06/01/31(p)	2,546,930
939,338	Oakwood Mortgage Investors, Inc., Series 2001-D, Class A3, 5.90%, 09/01/22(p)	776,136
3,844,088	Oakwood Mortgage Investors, Inc., Series 2002-A, Class M1, 7.76%, 03/01/32(p)	3,304,414
1,522,685	Oakwood Mortgage Investors, Inc., Series 2002-B, Class A4, 7.09%, 06/01/32(p)	1,655,751
2,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class C, 4.33%, 09/18/24(j)	2,003,866
4,000,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.31%, 09/18/24(j)	4,028,248
15,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class C, 5.12%, 03/18/26(j)	15,134,588
3,000,000	OneMain Financial Issuance Trust, Series 2015-1A, Class D, 6.63%, 03/18/26(b)(j)	3,027,178
10,000,000	OneMain Financial Issuance Trust, Series 2015-2A, Class D, 5.64%, 07/18/25(j)	10,120,350
4,000,000	OneMain Financial Issuance Trust, Series 2015-3A, Class D, 6.94%, 11/20/28(j)	4,202,340
4,040,745	Option One Mortgage Loan Trust, Series 2007-FXD2, Class 1A1, STEP, 5.82%, 03/01/37	3,974,000
3,447,415	Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, STEP, 4.25%, 01/25/22(j)	3,449,375
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$4,000,000	Residential Asset Securities Corp, Series 2006-KS4, Class M2, (1 mo. LIBOR US + 0.290%), 1.85%, 06/25/36(n)	$3,275,389
3,825,000	Residential Asset Securities Corp., Class M4, (1 mo. LIBOR US + 0.580%), 2.14%, 11/25/35(n)	3,076,581
3,797,247	SACO I Trust, Series 2006-7, Class A1, (1 mo. LIBOR US + 0.260%), 1.82%, 07/25/36(n)	4,030,137
5,770,820	Saxon Asset Securities Trust, Series 2006-2, Class M3, (1 mo. LIBOR US + 0.320%), 1.88%, 09/25/36(n)	2,345,718
7,686,404	Saxon Asset Securities Trust, Series 2007-1, Class M1, (1 mo. LIBOR US + 0.290%), 1.85%, 01/25/47(n)	4,680,272
8,623,696	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 1.75%, 11/25/36(n)	5,397,469
3,374,147	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR1, Class A2B, (1 mo. LIBOR US + 0.270%), 1.83%, 02/25/37(n)	2,641,184
4,585,374	Structured Asset Investment Loan Trust, Series 2005-9, Class M2, (1 mo. LIBOR US + 0.450%), 2.01%, 11/25/35(n)	2,463,034
4,935,155	Structured Asset Investment Loan Trust, Series 2005-HE1, Class M3, (1 mo. LIBOR US + 0.750%), 2.31%, 07/25/35(n)	2,734,089
2,556,342	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-WF1, Class M1, (1 mo. LIBOR US + 0.440%), 2.00%, 02/25/37(n)	1,548,276
3,055,000	Velocity Commercial Capital Loan Trust, Series 2017-1, Class M6, 7.95%, 05/01/47(j)(p)	2,717,162
1,083,051	Wachovia Amortization Controlled Heloc NIM Trust, Series 2006-N1, Class N1, 5.68%, 08/12/47(j)	1,067,665

112

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$10,711,238	Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 1.96%, 06/25/37(j)(n)	$4,767,937
		431,162,641
		454,800,760
Total Asset-Backed Securities (Cost $803,129,106)		805,085,581
NON-AGENCY MORTGAGE-BACKED SECURITIES — 8.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.8%
1,300,965	Adjustable Rate Mortgage Trust, Series 2005-3, Class 2A1, 3.70%, 07/01/35(p)	1,244,643
2,597,416	Adjustable Rate Mortgage Trust, Series 2007-1, Class 4A1, 4.60%, 03/01/37(p)	2,333,920
5,629,892	Ajax Mortgage Loan Trust, Series 2016-A, Class A, STEP, 4.25%, 08/25/64(j)	5,676,520
2,681,928	American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.09%, 09/01/46(n)	2,227,625
2,494,064	American Home Mortgage Assets Trust, Series 2007-3, Class 22A1, STEP, 6.25%, 06/01/37	2,200,496
1,915,428	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4D, STEP, 5.33%, 09/01/35	1,736,493
11,334,447	APS Resecuritization Trust, Series 2016-1, Class 1MZ, 5.46%, 07/07/57(j)(p)	3,224,084
4,500,000	Ari Investments LLC, 4.46%, 01/06/25	4,500,000
2,822,374	Banc of America Alternative Loan Trust, Series 2006-9, Class A2, (1 mo. LIBOR US + 0.400%), 1.96%, 01/25/37(n)	2,318,658
414,365	Banc of America Funding Corp., Series 2005-F, Class 6A1, 3.64%, 09/01/35(p)	407,133
1,028,893	Banc of America Funding Corp., Series 2006-A, Class 3A2, 3.67%, 02/01/36(p)	929,581
905,736	Banc of America Funding Corp., Series 2006-E, Class 2A1, 3.70%, 06/01/36(p)	883,107
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$2,567,662	Banc of America Funding Corp., Series 2007-1, Class TA5, STEP, 6.09%, 01/01/37	$2,368,902
1,056,518	Banc of America Mortgage Securities, Inc., Series 2005-I, Class 2A5, 3.60%, 10/01/35(p)	1,019,575
2,748,845	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 3.43%, 02/01/36(p)	2,709,332
692,479	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 5A1, 3.56%, 08/01/35(p)	637,199
735,734	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.76%, 05/01/47(p)	704,299
2,693,514	Bear Stearns Alt-A Trust, Series 2006-2, Class 11A1, (1 mo. LIBOR US + 0.440%), 2.00%, 04/25/36(n)	2,823,021
5,882,442	Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, (1 mo. LIBOR US + 0.320%), 1.88%, 11/25/36(n)	6,036,312
3,123,747	Bear Stearns Mortgage Funding Trust, Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 1.84%, 08/25/36(n)	3,142,294
2,209,816	Bear Stearns Mortgage Funding Trust, Series 2006-SL4, Class A, (1 mo. LIBOR US + 0.300%), 1.86%, 11/25/36(n)	2,113,690
5,904,485	Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/01/37	4,949,020
2,502,167	Chase Mortgage Trust, Series 2016-1, Class M4, 3.75%, 04/01/45(j)(p)	2,398,305
2,939,460	CHL Mortgage Pass-Through Trust, Series 2005-J2, Class 2A4, (1 mo. LIBOR US + 1.400%), 2.96%, 08/25/35(n)	2,572,778
5,543,014	Citicorp Mortgage Securities Trust, Series 2008-2, Class 1A1, 6.50%, 06/01/38	4,826,508
448,392	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A1, 3.57%, 05/01/35(p)	455,674
404,939	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A, 3.37%, 06/01/36(p)	385,240
5,063,317	Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 1A1, 5.75%, 04/01/47(j)	3,990,773
665,677	Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1A1, 6.00%, 02/01/35	632,791

113

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,628,472	Countrywide Alternative Loan Trust, Series 2005-31, Class 2A1, (1 mo. LIBOR US + 0.300%), 1.86%, 08/25/35(n)	$1,511,916
4,525,401	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, (1 mo. LIBOR US + 0.350%), 1.91%, 09/25/35(n)	4,217,042
10,223,519	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A7, (1 mo. LIBOR US + 5.500%), 4.48%, 11/25/35(n)	1,527,569
1,745,929	Countrywide Alternative Loan Trust, Series 2005-63, Class 5A1, 3.44%, 12/01/35(p)	1,597,926
149,468	Countrywide Alternative Loan Trust, Series 2005-69, Class A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 2.13%, 12/01/35(n)	142,762
2,248,571	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.450%), 2.01%, 05/25/35(n)	2,017,896
1,283,862	Countrywide Alternative Loan Trust, Series 2005-J14, Class A3, 5.50%, 12/01/35	1,097,988
4,280,215	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A10, (1 mo. LIBOR US + 0.350%), 1.91%, 05/25/36(n)	2,503,210
2,569,409	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.50%, 06/01/36	2,075,350
5,198,696	Countrywide Alternative Loan Trust, Series 2006-20CB, Class A9, 6.00%, 07/01/36	4,008,982
2,369,884	Countrywide Alternative Loan Trust, Series 2006-22R, Class 2A1, 6.25%, 05/01/36	1,784,265
1,802,615	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A13, (1 mo. LIBOR US + 0.350%), 1.91%, 06/25/36(n)	1,180,285
1,802,615	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A14, (1 mo. LIBOR US + 7.150%), 6.13%, 06/25/36(n)	413,307
1,858,243	Countrywide Alternative Loan Trust, Series 2006-24CB, Class A15, 5.75%, 06/01/36	1,573,281
1,980,724	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A4, (1 mo. LIBOR US + 0.400%), 1.96%, 03/25/36(n)	1,153,385
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,563,694	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A6, 5.50%, 03/01/36	$4,128,010
2,067,343	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A10, 6.00%, 01/01/37	1,771,788
1,496,963	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 1A4, 5.75%, 01/01/37	1,260,847
1,976,797	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2, 6.00%, 02/01/37	1,705,969
4,520,103	Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A5, 6.00%, 02/01/37	3,900,835
279,592	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10, 5.50%, 05/01/36	257,985
793,230	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A2, (1 mo. LIBOR US + 0.400%), 1.96%, 05/25/36(n)	643,777
4,938,809	Countrywide Alternative Loan Trust, Series 2006-7CB, Class 2A1, 6.50%, 05/01/36	3,706,284
3,797,894	Countrywide Alternative Loan Trust, Series 2006-J7, Class 2A1, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.25%, 11/01/46(n)	2,599,612
8,052,842	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 2.86%, 11/01/46(n)	6,955,348
4,547,622	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 2A1, (1 mo. LIBOR US + 0.190%), 1.75%, 11/25/46(n)	3,994,531
5,538,713	Countrywide Alternative Loan Trust, Series 2006-OA14, Class 3A1, (12 mo. Federal Reserve Cumulative Average US + 0.850%), 1.98%, 11/01/46(n)	4,839,774
3,975,276	Countrywide Alternative Loan Trust, Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.120%), 1.68%, 12/25/46(n)	3,728,610
5,956,087	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 1.75%, 03/20/47(n)	5,069,230
2,568,865	Countrywide Alternative Loan Trust, Series 2006-OA22, Class A1, (1 mo. LIBOR US + 0.160%), 1.72%, 02/25/47(n)	2,464,559

114

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,441,372	Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A1, (1 mo. LIBOR US + 0.210%), 1.77%, 05/25/36(n)	$1,234,715
7,409,091	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.210%), 1.77%, 07/25/46(n)	6,265,407
12,190,108	Countrywide Alternative Loan Trust, Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 1.75%, 07/25/46(n)	11,354,210
7,023,122	Countrywide Alternative Loan Trust, Series 2006-OC1, Class 1A1, (1 mo. LIBOR US + 0.230%), 1.79%, 03/25/36(n)	6,132,385
5,342,036	Countrywide Alternative Loan Trust, Series 2006-OC3, Class 1A1, (1 mo. LIBOR US + 0.180%), 1.74%, 04/25/46(n)	4,563,172
2,959,367	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A22, 5.75%, 06/01/37	2,443,753
2,980,805	Countrywide Alternative Loan Trust, Series 2007-12T1, Class A5, 6.00%, 06/01/37	2,521,179
1,482,276	Countrywide Alternative Loan Trust, Series 2007-19, Class 1A34, 6.00%, 08/01/37	1,213,800
5,492,189	Countrywide Alternative Loan Trust, Series 2007-22, Class 2A16, 6.50%, 09/01/37	3,949,201
5,498,204	Countrywide Alternative Loan Trust, Series 2007-25, Class 1A3, 6.50%, 11/01/37	4,234,162
1,475,773	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A8, 6.00%, 05/01/37	1,110,106
1,249,617	Countrywide Alternative Loan Trust, Series 2007-J1, Class 3A4, STEP, 4.73%, 11/01/36	1,013,612
13,994,305	Countrywide Alternative Loan Trust, Series 2007-OA2, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 0.840%), 1.97%, 03/01/47(n)	11,477,283
1,339,777	Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A2, (1 mo. LIBOR US + 0.180%), 1.74%, 04/25/47(n)	179,482
462,287	Countrywide Alternative Loan Trust, Series 2007-OA8, Class 2A2, (1 mo. LIBOR US + 0.230%), 1.79%, 06/25/47(n)	30,881
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,541,203	Countrywide Alternative Loan Trust, Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 1.80%, 08/25/47(n)	$2,678,049
2,289,159	Countrywide Alternative Loan Trust, Series 2008-1R, Class 2A3, 6.00%, 08/01/37	1,848,304
2,921,167	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-31, Class 2A3, 3.28%, 01/01/36(p)	2,778,440
831,504	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J3, Class 2A4, 4.50%, 09/01/35	799,307
1,281,674	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB1, Class 2A1, 3.25%, 03/02/36(p)	1,264,536
12,805,869	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.09%, 04/01/46(n)	6,761,816
4,137,438	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 1.76%, 04/25/46(n)	3,766,278
1,293,868	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-R2, Class AF1, (1 mo. LIBOR US + 0.420%), 1.98%, 07/25/36(j)(n)	1,194,975
2,770,316	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2007-21, Class 1A1, 6.25%, 02/01/38	2,349,481
110,130	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/01/21	103,487
3,477,942	Credit Suisse Mortgage Capital Certificates, Series 2006-9, Class 3A1, 6.00%, 11/01/36	3,211,592
7,070,907	Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/01/37(j)	4,620,356
254,380	Credit Suisse Mortgage Capital Certificates, Series 2010-20R, Class 9A1, 3.45%, 01/03/36(j)(p)	256,357
15,340,447	Credit Suisse Mortgage Trust Mortgage-Backed Trust, 6.50%, 02/01/47(j)	15,211,050

115

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$3,268,765	Credit Suisse Mortgage Trust Mortgage-Backed Trust, Series 2007-3, Class 1A1A, 5.84%, 04/01/37(p)	$1,624,418
4,034,425	Credit Suisse Mortgage Trust, Series 2014-2R, Class 17A3, 4.16%, 04/01/37(j)(p)	3,129,468
7,000,000	Credit Suisse Mortgage Trust, Series 2015-4R, Class 1A4, (1 mo. LIBOR US + 0.150%), 1.70%, 10/27/36(j)(n)	4,472,875
4,181,560	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 1.73%, 03/27/36(j)(n)	4,021,036
12,047,482	Credit Suisse Mortgage Trust, Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 1.73%, 03/27/36(j)(n)	6,647,538
56,714,600	Credit Suisse Mortgage Trust, Series 2017-1, 8.75%, 03/01/21(j)	40,895,200
7,711,207	Credit Suisse Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 2.91%, 11/25/35(n)	3,169,228
312,682	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-1, Class 1A3B, (1 mo. LIBOR US + 0.140%), 1.70%, 08/25/37(n)	310,908
2,757,340	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA2, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 1.97%, 04/01/47(n)	2,498,627
2,653,994	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class 1A1B, (1 mo. LIBOR US + 0.130%), 1.69%, 08/25/47(n)	2,532,701
837,669	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.73%, 11/01/35(p)	812,744
5,524,925	GSMPS Mortgage Loan Trust, Series 2005-RP1, Class 1AF, (1 mo. LIBOR US + 0.350%), 1.91%, 01/25/35(j)(n)	4,940,174
2,015,471	GSMPS Mortgage Loan Trust, Series 2006-RP1, Class 1AF1, (1 mo. LIBOR US + 0.350%), 1.91%, 01/25/36(j)(n)	1,737,041
718,867	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.77%, 01/01/35(p)	726,039
190,856	GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 05/01/36	318,595
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$560,837	GSR Mortgage Loan Trust, Series 2006-9F, Class 9A1, 6.00%, 08/01/21	$549,059
947,708	GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.81%, 01/01/36(p)	921,288
1,185,571	GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/01/37	1,090,288
2,332,815	HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 1.79%, 05/19/47(n)	1,847,478
3,880,507	HarborView Mortgage Loan Trust, Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 1.81%, 07/19/47(n)	3,390,044
1,343,513	Homebanc Mortgage Trust, Series 2006-1, Class 2A1, 3.83%, 04/01/37(p)	1,204,661
44,827,903	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.99%, 07/01/47(p)	1,833,192
6,070,678	IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 2A21, 3.92%, 01/01/37(p)	5,621,675
2,912,878	JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A3A, (1 mo. LIBOR US + 0.150%), 1.71%, 03/25/37(n)	3,268,698
3,340,982	JPMorgan Mortgage Trust, Series 2007-A5, Class 2A1, 1.97%, 10/01/37(p)	2,735,357
273,354	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3, 5.50%, 06/01/37	264,700
4,616,895	Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 2.71%, 12/25/37(n)	4,567,849
2,295,946	LSTAR Securities Investment Ltd., Series 2017-2, Class A1, (1 mo. LIBOR US + 2.000%), 3.57%, 02/01/22(j)(n)	2,355,637
3,907,896	MASTR Reperforming Loan Trust, Series 2006-2, Class 1A1, 4.41%, 05/01/36(j)(p)	3,441,798
2,581,044	MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.99%, 08/25/37(j)(p)	1,921,092
3,924,139	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 1.77%, 04/25/37(n)	3,277,583
2,598,004	Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 4.15%, 05/01/36(p)	2,427,477

116

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$948,421	Merrill Lynch Mortgage Investors, Inc., Series 2006-AF2, Class AF1, 6.25%, 10/01/36	$800,882
8,601,226	Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, STEP, 2.25%, 05/26/37(j)	7,084,457
3,504,150	Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 3A, (1 mo. LIBOR US + 0.160%), 1.71%, 07/26/45(n)	3,225,768
5,576,029	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, 05/01/35(j)	4,056,301
2,407,846	Prime Mortgage Trust, Series 2006-DR1, Class 2A2, 6.00%, 05/01/35(j)	1,789,496
1,136,485	Residential Accredit Loans, Inc., Series 2006-QS15, Class A1, 6.50%, 10/01/36	1,063,343
202,804	Residential Funding Mortgage Securities I, Series 2006-S11, Class A2, 6.00%, 11/01/36	190,340
4,736,040	Residential Funding Mortgage Securities I, Series 2006-SA2, Class 2A1, 4.50%, 08/01/36(p)	3,987,595
11,375,690	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 19.02%, 07/01/56(j)(k)	796,298
19,341,056	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.13%, 07/01/56(j)(p)	1,918,476
2,637,866	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 1A1, 3.42%, 05/01/35(p)	2,312,361
4,355,458	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.48%, 04/01/36(p)	3,880,780
4,715,979	Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4A1, (1 mo. LIBOR US + 0.220%), 1.78%, 05/25/46(n)	2,740,793
3,063,743	Structured Asset Mortgage Investments II Trust, Series 2007-AR4, Class GA4B, (1 mo. LIBOR US + 0.180%), 1.74%, 09/25/47(n)	2,900,974
4,823,124	Structured Asset Securities Corp., Series 2005-RF3, Class 1A, (1 mo. LIBOR US + 0.350%), 1.91%, 06/25/35(j)(n)	4,219,789
1,681,256	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 3A3, 3.62%, 04/01/37(p)	1,423,644
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$627,166	Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1, 3.65%, 04/01/37(p)	$525,952
2,475,236	Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 3.47%, 06/25/47(n)	2,208,229
4,243,823	Voyager STICS Delaware Trust, Series 2009-1, Class CAA1, (1 mo. LIBOR US + 0.320%), 1.31%, 04/25/37(j)(n)	4,031,095
1,692,900	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-10, Class 2A6, 5.50%, 11/01/35	1,556,846
4,972,358	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A3, STEP, 6.22%, 07/01/36	2,223,259
132,641	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR16, Class 1A1, 3.38%, 12/01/35(p)	129,222
2,827,016	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, (Cost of Funds for the 11th District of San Franciso + 1.500%), 2.25%, 10/01/46(n)	2,707,671
1,719,182	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A2, 3.09%, 07/01/37(p)	1,430,133
3,941,976	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OA4, Class 1A, (12 mo. Federal Reserve Cumulative Average US + 0.770%), 1.90%, 05/01/47(n)	3,762,408
2,142,758	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 2.09%, 08/01/46(n)	1,541,846
15,420,255	Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A2, (1 mo. LIBOR US + 6.680%), 5.66%, 03/25/37(n)	2,150,476
14,268	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 3A1, 3.48%, 07/01/36(p)	14,229
566,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 3.57%, 04/01/36(p)	572,338

117

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,099,645	Wells Fargo Mortgage Backed Securities Trust, Series 2008-AR1, Class A2, 3.63%, 03/01/38(p)	$4,434,332
		436,081,473
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.0%
1,902,671	Bayview Commercial Asset Trust, Series 2005-4A, Class M2, (1 mo. LIBOR US + 0.470%), 2.03%, 01/25/36(j)(n)	1,756,431
16,057,389	Bayview Commercial Asset Trust, Series 2007-4A, Class A1, (1 mo. LIBOR US + 0.450%), 2.01%, 09/25/37(j)(n)	15,333,456
1,944,140	Bayview Commercial Asset Trust, Series 2007-5A, Class A3, (1 mo. LIBOR US + 1.000%), 2.56%, 10/25/37(j)(n)	1,934,830
7,628,500	Bayview Commercial Asset Trust, Series 2007-5A, Class A4, (1 mo. LIBOR US + 1.500%), 3.06%, 10/25/37(j)(n)	4,975,965
10,127,000	Bayview Commercial Asset Trust, Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.06%, 12/25/37(j)(n)	7,484,265
2,000,000	Commercial Mortgage Trust, Series 2014-PAT, Class E, (1 mo. LIBOR US + 3.150%), 4.70%, 08/13/27(j)(n)	2,026,994
4,482,000	Commercial Mortgage Trust, Series 2014-PAT, Class F, (1 mo. LIBOR US + 2.441%), 3.99%, 08/13/27(j)(n)	4,477,282
460,000	Commercial Mortgage Trust, Series 2015-CR25, Class D, 3.80%, 08/01/48(p)	384,620
11,790,000	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/01/34(j)(p)	11,616,988
4,302,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-3A, Class M1, (1 mo. LIBOR US + 0.290%), 1.85%, 12/25/36(j)(n)	3,565,121
3,881,000	Velocity Commercial Capital Loan Trust, Series 2016-1, Class M5, 7.80%, 04/01/46(j)(p)	4,221,479
		57,777,431
Total Non-Agency Mortgage-Backed Securities (Cost $487,736,492)		493,858,904
Principal Amount		Value
U.S. GOVERNMENT SPONSORED AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
$3,223,880	Fannie Mae Connecticut Avenue Securities, Series 2016-C02, Class 1M2, 7.56%, 09/25/28(p)	$3,818,137
6,138,160	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1B1, 7.31%, 07/25/29(j)(p)	7,358,310
11,500,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 5.11%, 07/25/29(j)(p)	12,538,411
2,000,000	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1B1, 6.41%, 10/25/29(p)	2,261,746
909,422	Fannie Mae Connecticut Avenue Securities, Series 2017-C03, Class 1M2, 4.56%, 10/25/29(p)	966,640
4,750,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B1, 6.51%, 07/25/29(p)	5,400,950
1,375,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class B2, 11.56%, 07/25/29(p)	1,434,551
6,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2017-DNA1, Class M2, 4.81%, 07/25/29(p)	6,501,172
3,000,000	Freddie Mac Structured Agency Credit Risk Program, Series 2018-DNA1, Class B1, 4.71%, 07/25/30(p)	2,987,303
Total U.S. Government Sponsored Agency Mortgage-Backed Securities
(Cost $39,033,438)		43,267,220
U.S. GOVERNMENT AGENCIES — 25.3%
Federal Home Loan Bank — 25.3%
61,000,000	0.80%, 02/01/18(q)	61,000,000
82,000,000	1.28%, 02/02/18(q)	81,997,048
211,000,000	1.26%, 02/05/18(q)	210,969,616
$284,000,000	1.30%, 02/07/18(q)	283,938,372
5,000,000	1.13%, 02/07/18(q)	4,998,915
89,000,000	1.16%, 02/08/18(q)	88,977,483
139,000,000	1.29%, 02/09/18(q)	138,959,829
174,000,000	1.31%, 02/12/18(q)	173,930,922
99,000,000	1.29%, 02/15/18(q)	98,949,906
154,000,000	1.30%, 02/16/18(q)	153,916,532
129,000,000	1.33%, 02/20/18(q)	128,911,506
Total U.S. Government Agencies (Cost $1,426,550,617)		1,426,550,129

118

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Principal Amount			Value
U.S. GOVERNMENT SECURITIES — 1.5%
U.S. Treasury Bills — 1.5%
$9,000,000		1.01%, 02/01/18(q)	$9,000,000
17,000,000		1.30%, 03/01/18(q)	16,981,472
4,000,000		1.30%, 03/15/18(q)	3,993,808
4,000,000		1.31%, 03/22/18(q)	3,992,781
50,000,000		1.05%, 03/29/18(q)	49,897,504
1,000,000		1.43%, 05/31/18(q)	995,083
Total U.S. Government Securities (Cost $84,883,970)			84,860,648

Shares
CASH SWEEP — 3.4%
UNITED STATES — 3.4%
193,875,929		Citibank - US Dollars on Deposit in Custody Account,(r)	193,875,929
Total Cash Sweep (Cost $193,875,929)			193,875,929
TOTAL INVESTMENTS — 100.3% (Cost $5,444,844,021)			5,644,995,349
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%			(16,203,039)
NET ASSETS — 100.0%			$5,628,792,310

Units			Value
STRUCTURED OPTIONS — 1.6%
Equity Options — 1.6%
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 20%, Expires 08/17/18, Broker Societe Generale(Notional amount $50,000,000)(t)	$2,907,450
50,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22%, Expires 08/24/18, Broker BNP Paribas SA(Notional amount $50,000,000)(u)	3,755,650
100,000,000	(s)	Absolute Dispersion Option on Stock Basket, One purchased call strike of 22.7%, Expires 01/09/19, Broker Societe Generale(Notional amount $100,000,000)(v)	3,866,000
327,225		Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $36,000,000), Expires 12/20/19, Broker UBS AG	120,243
Units		Value
Equity Options (continued)
660,000	Euro STOXX 50 Dividend Index Option, One purchased put strike 110.00 (Notional amount $73,000,000), Expires 12/20/19, Broker BNP Paribas SA	$663,594
15,000	Euro STOXX 50 Dividend Index Option, One written put strike 2,650.00 (Notional amount $40,000,000), Expires 12/20/19, Broker BNP Paribas SA	(1,883,820)
5,505	Euro STOXX 50 Index, One purchased call strike 2,725,10, Expires 12/21/18, Broker Goldman Sachs International(Notional amount $15,000,000)	4,419,493
2,815	Euro STOXX 50 Index, One purchased call strike 2,797.2047, Expires 12/21/18, Broker JPMorgan Chase Bank N.A.(Notional amount $7,875,000)	2,077,004
5,339	Euro STOXX 50 Index, One purchased call strike 2,810.00, Expires 06/15/18, Broker Goldman Sachs International(Notional amount $15,000,000)	3,843,567
27,618	Euro STOXX 50 Index, One purchased call strike 3,657.0787 (Notional amount $100,000,000), One written put strike 3,367.4091 (13,809 contracts) (Notional amount $50,000,000), Expires 12/20/19, Broker BNP Paribas SA(w)	1,397,626
276,777	Euro STOXX 50 Index, One purchased call strike 3,721.4028 (Notional amount $1,000,000,000), One written call strike 3,757.5329 (Notional amount $1,000,000,000), Expires 02/15/18, Broker JPMorgan Chase Bank N.A	1,369,459
7,385	Euro STOXX 50 Index, One written put strike 2,650.00 (Notional amount $19,570,250), Expires 12/20/19, Broker UBS AG	(943,308)

119

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Units		Value
Equity Options (continued)
2,346,041	iShares MSCI Brazil Index, One purchased call strike 34.78 (Notional amount $80,000,000), One written call strike 37.51 (Notional amount $80,000,000), One written put strike 34.10 with a barrier level strike of 28.99 (586,510 contracts) (Notional amount $20,000,000), Expires on 05/18/18, Broker Barclays Bank Plc(w)	$5,794,721
661,563	iShares Russell 1000 Value ETF, One purchased call strike 114.50 (Notional amount $75,000,000), One written put strike 48.89 on Utilities Select Sector SPDR Fund with a barrier level strike of 37.38 (1,534,103 contracts) (Notional amount $75,000,000), Expires 02/16/18, Broker Bank of America N.A.(w)	9,688,357
1,440,181	Materials Select Sector SPDR, One purchased call strike 52.5976 (Notional amount $75,000,000), One written put strike 48.9402 on Utilities Select Sector SPDR with a barrier level strike of 40.6204 (1,532,482 contracts) (Notional amount $75,000,000), Expires 02/16/18, Broker JPMorgan Chase Bank N.A.(w)	15,023,717
30,733	OMX Stockholm 30 Index, One purchased call strike 1,626.89 (Notional amount $50,000,000), One written put strike 1,513.00 (Notional amount $50,000,000), One purchased put strike 1,626.89 with a barrier level strike of 1,464.20 (Notional amount $50,000,000), Expires 06/14/18, Broker BNP Paribas SA	275,133
56,461	S&P 500 Index, One purchased call strike 2,683.287 (Notional amount $151,000,000), One written put strike 2,523.884 (Notional amount $142,000,000), Expires 01/31/18, Broker Credit Suisse International	7,439,284
Units		Value
Equity Options (continued)
53,085	S&P 500 Index, One purchased call strike 2853.91 (Notional amount $150,500,000), One written call strike 50.52 on Utilities Select Sector SPDR with a barrier level strike of 59.11 (2,969,121 contracts) (Notional amount $150,000,000), One purchased put strike 50.52 on Utilities Select Sector SPDR with a barrier level strike of 41.93 (2,969,121 contracts)(Notional amount $150,000,000), Expires 07/31/18, Broker Credit Suisse International(w)	$(374,730)
1,000,000	S&P 500 Index, One written call strike 16.10 (Notional amount $1,000,000), Expires 12/21/18, Broker Societe Generale(Notional amount $1,610,000)	(3,611,454)
2,489	SPDR Dow Jones Industrial Average ETF Trust, One purchased call strike 20,289.89 (Notional amount $50,000,000), One written call strike 48.93 on Utilities Select Sector SPDR with a barrier level strike of 36.84(1,021,868 contracts) (Notional amount $50,000,000), Expires 02/15/18, Broker Credit Suisse International(w)	14,304,920
3,675	SPDR Dow Jones Industrial Average ETF Trust, One purchased put strike 20,406.62 (Notional amount $75,000,000), One purchased call strike 20,610.6862 (Notional amount $75,000,000), One written put strike 49.5524 on Utilities Select Sector SPDR with a barrier level strike of 40.0383 (1,513,549 contracts) (Notional amount $75,000,000), Expires 03/15/18, Broker Citibank N.A.(w)	20,199,471
		90,332,377

120

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Units		Value
Foreign Currency Options — 0.0%
10,000,000 (s)	USD/JPY foreign exchange rate, One purchased call strike 119.000, Expires 02/20/18, Broker Bank of America N.A.(Notional amount $10,000,000)	$90
Total Structured Options (Premiums paid $11,377,456)		$90,332,467

		Unrealized Appreciation/ (Depreciation)
SWAP AGREEMENTS
Total Return Swaps
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 256.9172 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,301,876,729)		$6,541,713
Total return swap with Barclays Capital, Inc. receiving total return of the Barclays Japan Value Equity ER JPY Index over the initial equity level of 259.663500 and paying fixed interest rate of 0.45% at expiration date expiring 08/08/18 (Notional amount JPY 8,212,509,424)		9,919,037
Total return swap with Barclays Capital, Inc. receiving total return of the Shiller Barclays CAPE US Sector ER USD Index over the initial equity level of 520.3363 and paying fixed interest rate of 0.45% at expiration date expiring 08/27/18 (Notional amount $247,794,032)		28,978,557
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 07/30/18 (Notional amount EUR 100,000,000)(x)		(168,644)
Unrealized Appreciation/ (Depreciation)
Total Return Swaps (continued)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the basket level on valuation date and paying a floating amount of 0.30% with quarterly payments until expiration date, expiring 03/28/18 (Notional amount EUR 100,000,000)(y)	$(261,733)
Total return swap with BNP Paribas SA based on a basket of indices, receiving an amount if the price return is over the target spread of 131.2557 and paying an amount if the price return is under the target spread of 131.2557 with quarterly payments until expiration date, expiring 10/08/18 (Notional amount EUR 17,100,000)(z)	(699,500)
44,309,430
Variance Swaps
Conditional Variance Swap with BNP Paribas SA receiving variance of the Hang Seng China Enterprises (“HSCEI”) Index over the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index over the volatility strike price of 19.70 and paying variance of the HSCEI Index under the volatility strike price of 23.70 with a knockout level of 130% of initial index level and the S&P 500 Index under the volatility strike price of 19.70 at expiration date, expiring 12/28/18 (Vega notional amount $500,000)	1,072,775
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 334.9 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $800,000)	736,706

121

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Conditional Variance swap with UBS AG receiving variance of difference between S&P/ASX 200 Index and Nikkei 225 Index over the volatility strike price of 357.21 with a condition that knockout level is between 70% and 115% of initial index level with a knockout level of 120% at expiration date, expiring 12/13/19 (Vega notional amount $500,000)	$446,707
Variance swap with BNP Paribas based on receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.10 and paying an amount if the volatility of S&P/ASX 200 Index is under 14.85 at expiration date, expiring 12/20/18 (notional amount AUD 500,000)	(73,674)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.75 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.30 at expiration date, expiring 06/20/19 (Vega notional amount AUD 750,000)	(379,608)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 13.3675 and paying an amount if the volatility of S&P/ASX 200 Index is under 17.1175 at expiration date, expiring 12/20/18 (Vega notional amount $500,000)	305,254
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/JPY Index foreign exchange rate is over 11.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 15.60 at expiration date, expiring 12/20/18 (Vega notional amount AUD 750,000)	(92,402)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.05 at expiration date, expiring 06/21/18 (Vega notional amount AUD 1,000,000)	1,743,120
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with BNP Paribas receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.95 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.95 at expiration date, expiring 06/21/18 (Vega notional amount AUD 630,000)	$666,579
Variance swap with BNP Paribas SA paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,900,000)	1,347,055
Variance swap with BNP Paribas SA paying variance of the S&P/ASX 200 Index over the target volatility of 15.80 and receiving variance of the AUD/USD foreign exchange rate under the target volatility of 9.70 at expiration date, expiring 12/20/18 (Vega notional amount AUD 1,300,000)	2,640,456
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 5.50 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 under the target volatility of 5.50 at expiration date expiring 10/30/18 (Notional amount $1,000,000)	(844,604)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/10/19 (Vega notional amount $3,000,000)	251,904

122

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/29/18 (Vega notional amount $1,000,000)	$538,725
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.15 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.15 at expiration date, expiring 05/29/18 (Vega notional amount $1,000,000)	534,210
Variance swap with Goldman Sachs International paying variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index over the target volatility of 6.20 and receiving variance of the Goldman Sachs Momentum Builder Multi Asset 5 Index under the target volatility of 6.20 at expiration date, expiring 11/09/18 (Vega notional amount $3,000,000)	1,704,888
Variance swap with JPMorgan Chase Bank N.A. paying variance of the S&P 500 Index over the target volatility of 33.05 and receiving variance of the S&P 500 Index under the target volatility of 33.05 at expiration date, expiring 12/20/19 (Vega notional amount $500,000)	6,267,885
Variance swap with Societe Generale paying variance of the Hang Seng China Enterprises Index over the target volatility of 25.65 and receiving variance of the Hang Seng China Enterprises Index under the target volatility of 25.65 at expiration date, expiring 12/28/18 (Vega notional amount HKD 3,899,275)	1,351,544
Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 12.5 and paying an amount if the volatility of S&P 500 Index is under 17.6 at expiration date, expiring 12/21/18 (Vega notional amount AUD 660,000)	$(244,142)
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 10.25 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.10 at expiration date, expiring 06/21/18 (Vega notional amount AUD 1,340,000)	2,221,532
Variance swap with Societe Generale receiving an amount if the volatility of AUD/USD foreign exchange rate is over 16.20 and paying an amount if the volatility of S&P/ASX 200 Index is under 16.20 at expiration date, expiring 06/21/18 (Vega notional amount AUD 660,000)	1,325,144
Variance swap with Societe Generale receiving an amount if the volatility of NASDAQ 100 index is over 18.5 and paying an amount if the volatility of Russell 2000 index is under 18.5 at expiration date, expiring 03/16/18 (Vega notional amount $500,000)	(283,902)
Variance swap with Societe Generale receiving an amount if the volatility of NASDAQ 100 index is over 19 and paying an amount if the volatility of S&P 500 Index is under 13.65 at expiration date, expiring 03/16/18 (Vega notional amount $500,000)	478,348
Variance Swap with Societe Generale receiving variance of difference between Hang Seng China Enterprises Index (“HSCEI”) and S&P 500 Index (“SPX”) over the volatility strike price of 4.2 with a condition that knockout level is between 65% and 115% of initial index level at expiration date expiring 12/21/18 (Vega notional amount $1,000,000)	1,489,532

123

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Variance Swaps (continued)
Variance swap with UBS AG receiving an amount if the volatility of AUD/USD foreign exchange rate is over 9.375 and paying an amount if the volatility of S&P/ASX Index is under 15.35 at expiration date, expiring 12/20/18 (Vega notional amount $1,000,000)	$344,439
Variance Swap with UBS AG receiving S&P 500 Index over the initial equity level of 17.70 and paying S&P 500 Index under the initial equity level of 17.70 at expiration date, expiring 12/21/18 (Vega notional amount $500,000)	(134,598)
Variance swap with UBS AG receiving variance of the Franklin Floating Rate Fund over the target volatility of 4.00 and paying variance of the Franklin Floating Rate Fund under the target volatility of 4.00 at expiration date, expiring 12/28/18 (Vega notional amount $62,500)	397,192
Variance Swap with UBS AG receiving variance of the Korean Stock Exchange Index over the initial equity level of 15.20 and paying variance of the S&P 500 Index under the initial equity level of 15.35 at expiration date, expiring 12/13/18 (Vega notional amount $750,000)	(1,393,382)
22,417,683
Volatility Swaps
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.45 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.45 at expiration date, expiring 05/10/18 (Vega notional amount $1,000,000)	(230,996)
Volatility swap with Bank of America N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.60 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.60 at expiration date, expiring 05/11/18 (Vega notional amount $1,000,000)	(82,285)
Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with BNP Paribas SA receiving an amount if the volatility of USD/EUR foreign exchange rate is over 6.47 and paying an amount if the volatility of USD/EUR foreign exchange rate is under 6.47 at expiration date, expiring 02/07/18 (notional amount EUR 500,000)	$288,419
Volatility swap with Goldman Sachs International receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 11.20 and paying an amount if the volatility of AUD/JPY foreign exchange rate is under 11.20 at expiration date, expiring 01/23/20 (Vega notional amount AUD 1,250,000)	(226,732)
Volatility swap with Goldman Sachs International receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.025 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.025 at expiration date, expiring 02/07/18 (Vega notional amount $1,000,000)	(156,614)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of AUD/JPY foreign exchange rate is over 7.05 and paying an amount if the volatility of AUD/JPY foreign exchange rate is under 7.05 at expiration date, expiring 02/05/18 (Vega notional amount $500,000)	(19,515)
Volatility swap with JPMorgan Chase Bank N.A. receiving an amount if the volatility of CHF/USD foreign exchange rate is over 7.32 and paying an amount if the volatility of CHF/USD foreign exchange rate is under 7.32 at expiration date, expiring 05/10/18 (Vega notional amount $1,000,000)	182,916

124

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

Unrealized Appreciation/ (Depreciation)
Volatility Swaps (continued)
Volatility swap with UBS AG receiving an amount if the volatility of AUD/CAD foreign exchange rate is over 8.325 and paying an amount if the volatility of USD/CAD foreign exchange rate is under 7.125 at expiration date, expiring 01/09/19 (Vega notional amount $1,000,000)	$134,776
(110,031)
$66,617,082

(a)	Non-income producing security.
(b)	This security is considered either fully or partially illiquid. These securities, or portions thereof, have a value of $312,231,120 or 5.55% of net assets. Included in this amount are securities which are also exempt from registration under Rule 144A of the Securities Act of 1933, as amended (see (j) below) that amount to $110,108,172 or 1.96% of net assets.
(c)	Level 3 fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $302,794, which is 0.01% of net assets.
(d)	Principal amount denoted in Euros.
(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Principal amount denoted in British Pounds.
(g)	Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Directors except those also included in footnote (b) above.
(h)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(i)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(j)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The aggregate value is $784,295,878, which is 13.93% of net assets. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except those also included in footnote (b) above.
(k)	Zero coupon bond. The rate represents the yield at time of purchase.
(l)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(m)	Issuer filed for bankruptcy and/or is in default of interest payments.
(n)	Floating rate security. Rate shown is the rate in effect as of period end.
(o)	Principal amount denoted in Swiss Francs.
(p)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(q)	The rate represents the annualized yield at time of purchase.
(r)	The rate shown represents the current yield as of January 31, 2018.
(s)	Number of units is not applicable to this derivative and therefore notional amount is disclosed.
(t)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of January 31, 2018, expiration date August 17, 2018:

Reference Entity

Alphabet, Inc. - Class A
Amazon.com, Inc.
Analog Devices, Inc.
Apple, Inc.
Broadcom Ltd.
Facebook, Inc. - Class A
Gartner, Inc.
Netflix, Inc.
NVIDIA Corp.
ServiceNow, Inc.
Skyworks Solutions, Inc.
Splunk, Inc.
Western Digital Corp.

(u)	The following table represents the individual positions underlying the basket structured options with BNP Paribas SA, as of January 31, 2018, expiration date August 24, 2018:

Reference Entity

Allergan Plc
Alphabet, Inc. - Class A
Amazon.com, Inc.
Anadarko Petroleum Corp.
Apple, Inc.
Barrick Gold Corp.
Eli Lilly & Co.
Facebook, Inc. - Class A
Freeport-McMoRan, Inc.
Gilead Sciences, Inc.
Goldcorp, Inc.
Halliburton Co.
Hess Corp.
Incyte Corp.
Netflix, Inc.
Newmont Mining Corp.

Regeneron Pharmaceuticals, Inc.
United States Steel Corp.

125

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018 (Unaudited)

(v)	The following table represents the individual positions underlying the basket structured options with Societe Generale, as of January 31, 2018, expiration date January 09, 2019:

Reference Entity — Long

Advanced Micro Devices, Inc.
Alexion Pharmaceutical, Inc.
Alibaba Group Holding Ltd- ADR
Alphabet, Inc. - Class C
Amazon.com, Inc.
Bank of America Corp.
Barrick Gold Corp.
ConocoPhillips Co.,
Energen Corp.
Facebook, Inc. - Class A
Incyte Corp.
Morgan Stanley
Mylan N.V.
Symantec Corp.
Transocean Ltd.
Western Digital Corp.
WPX Energy, Inc.

(w)	Number of contracts are shown parenthetically for any leg of Structured Option which has a different number of contracts than the amount shown under contracts column.
(x)	The following table represents the individual long position underlying the basket swap with BNP Paribas SA, as of January 31, 2018, expiration date July 30, 2018:

Reference Entity — Long

BNP Paribas Equity Low Volatility Europe Index
BNP Paribas Equity Momentum Europe Index
BNP Paribas Equity Quality Europe Index
BNP Paribas Equity Value Europe Index
BNP Paribas High Dividend Yield Europe Equity Long Term Return Index

(y)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of January 31, 2018, expiration date March 28, 2018:

Reference Entity — Long

BNP Paribas Equity Low Volatility Europe Index
BNP Paribas Equity Momentum Europe Index
BNP Paribas Equity Quality Europe Index
BNP Paribas Equity Value Europe Index
BNP Paribas High Dividend Yield Europe Equity Long Term Return Index

(z)	The following table represents the individual long and short positions underlying the basket swap with BNP Paribas SA, as of January 31, 2018, expiration date October 8, 2018:

Reference Entity — Long

BNP Paribas USD Long-Term Treasury Bond Futures Index

Reference Entity — Short

BNP Paribas EUR 30 Year Futures Index

Futures contracts outstanding at January 31, 2018:

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value/Unrealized Appreciation (Depreciation)
Long Contracts:
Dax Mini Future	350	March 2018	$28,639,781	$255,653
Eurex Euro STOXX 50 Index	750	March 2018	33,522,050	448,168
Chicago Board of Trade U.S. Treasury Long Bond	597	March 2018	88,244,063	(3,327,791)
Chicago Board of Trade 5 Year U.S. Treasury Note	2,410	March 2018	276,453,359	(4,973,844)
S&P 500 E-mini Future	600	March 2018	84,774,000	(94,878)
				(7,692,692)
Short Contracts:
Eurex Euro-Buxl 30-year Bond	(470)	March 2018	(94,380,463)	2,459,885
Total				$(5,232,807)
126

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Forward foreign currency exchange contracts outstanding at January 31, 2018:

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
CHF	9,665,310	USD	10,254,048	Barclays Bank Plc	02/28/18	$152,298
USD	2,708,018	ARS	53,700,000	Barclays Bank Plc	02/28/18	11,558
BRL	80,490,760	USD	24,000,000	Barclays Bank Plc	03/29/18	1,115,133
RUB	507,710,000	USD	8,449,160	Barclays Bank Plc	03/29/18	517,580
USD	2,615,122	ARS	53,610,000	Barclays Bank Plc	04/30/18	3,185
INR	675,850,000	USD	9,993,003	Barclays Bank Plc	05/31/18	479,212
BRL	33,830,000	USD	10,000,000	Barclays Bank Plc	07/31/18	406,989
EUR	7,925,000	USD	8,944,242	JPMorgan Chase Bank N.A.	02/28/18	912,355
JPY	3,300,000,000	USD	30,258,024	JPMorgan Chase Bank N.A.	02/28/18	15,164
USD	1,378,092	ARS	27,300,000	JPMorgan Chase Bank N.A.	02/28/18	7,266
IDR	139,100,000,000	USD	10,000,000	JPMorgan Chase Bank N.A.	03/29/18	382,347
RUB	1,105,131,100	USD	18,000,000	JPMorgan Chase Bank N.A.	03/29/18	1,517,879
EUR	42,000,000	USD	50,481,056	JPMorgan Chase Bank N.A.	05/31/18	2,093,370
INR	676,575,000	USD	9,856,862	JPMorgan Chase Bank N.A.	05/31/18	626,587
IDR	69,645,000,000	USD	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	148,211
IDR	277,260,000,000	USD	20,000,000	JPMorgan Chase Bank N.A.	01/11/19	173,613
MXN	413,722,052	USD	20,000,000	JPMorgan Chase Bank N.A.	01/11/19	991,957
RUB	300,500,000	USD	5,000,000	JPMorgan Chase Bank N.A.	01/11/19	145,367
USD	6,942,612	GBP	4,800,000	JPMorgan Chase Bank N.A.	03/29/19	6,938
INR	350,374,000	USD	5,000,000	UBS AG	02/09/18	500,743
EUR	26,000,000	USD	32,288,282	UBS AG	02/28/18	48,820
USD	15,000,000	EUR	12,014,642	UBS AG	02/28/18	56,973
EUR	6,000,000	USD	6,511,002	UBS AG	04/30/18	982,909
JPY	682,298,840	USD	6,200,000	UBS AG	05/31/18	96,128
						11,392,582
USD	99,381,450	GBP	70,000,000	Bank of New York Mellon Corp.	02/28/18	(109,724)
GBP	70,000,000	USD	99,629,600	Bank of New York Mellon Corp.	02/28/18	(138,426)
USD	13,601,750	EUR	11,877,805	Bank of New York Mellon Corp.	06/29/18	(1,297,654)
ARS	53,700,000	USD	3,000,000	Barclays Bank Plc	02/28/18	(303,540)
USD	99,381,450	GBP	70,000,000	Barclays Bank Plc	02/28/18	(109,724)
USD	6,568,750	SEK	57,000,000	Barclays Bank Plc	02/28/18	(678,051)
USD	9,582,139	BRL	33,468,710	Barclays Bank Plc	03/29/18	(860,937)
USD	8,084,554	RUB	507,710,000	Barclays Bank Plc	03/29/18	(882,185)
ARS	53,610,000	USD	3,000,000	Barclays Bank Plc	04/30/18	(388,063)
USD	20,023,367	EUR	17,899,389	Barclays Bank Plc	05/31/18	(2,382,587)
USD	10,244,032	INR	675,850,000	Barclays Bank Plc	05/31/18	(228,183)
USD	7,181,748	EUR	6,000,000	Barclays Bank Plc	08/31/18	(380,829)
USD	16,004,065	EUR	13,237,958	Barclays Bank Plc	09/28/18	(719,137)
INR	658,900,000	USD	10,000,000	Barclays Bank Plc	01/11/19	(38,355)
USD	3,336,600	EUR	3,000,000	Barclays Bank Plc	03/29/19	(509,094)
USD	10,000,000	EUR	8,219,004	Barclays Bank Plc	03/29/19	(535,926)
USD	6,074,995	GBP	4,800,000	JPMorgan Chase Bank N.A.	02/01/18	(740,531)
GBP	4,800,000	USD	6,824,904	JPMorgan Chase Bank N.A.	02/01/18	(9,378)
ARS	27,300,000	USD	1,500,000	JPMorgan Chase Bank N.A.	02/28/18	(129,174)
USD	4,000,000	EUR	3,635,617	JPMorgan Chase Bank N.A.	02/28/18	(521,742)
USD	8,645,881	EUR	7,925,000	JPMorgan Chase Bank N.A.	02/28/18	(1,210,716)
USD	5,000,000	EUR	4,604,119	JPMorgan Chase Bank N.A.	03/28/18	(738,034)
USD	10,123,726	IDR	139,100,000,000	JPMorgan Chase Bank N.A.	03/29/18	(258,620)
USD	5,111,779	RUB	313,281,150	JPMorgan Chase Bank N.A.	03/29/18	(421,125)
USD	12,667,572	RUB	791,849,950	JPMorgan Chase Bank N.A.	03/29/18	(1,317,404)
USD	10,233,306	INR	676,575,000	JPMorgan Chase Bank N.A.	05/31/18	(250,143)
AUD	51,048,687	USD	41,232,892	JPMorgan Chase Bank N.A.	06/29/18	(95,075)
USD	6,557,890	GBP	5,000,000	JPMorgan Chase Bank N.A.	07/27/18	(591,482)
USD	5,822,525	EUR	5,000,000	JPMorgan Chase Bank N.A.	07/31/18	(463,937)
USD	13,330,133	EUR	11,355,128	JPMorgan Chase Bank N.A.	07/31/18	(946,581)
USD	9,697,745	EUR	8,000,000	JPMorgan Chase Bank N.A.	12/28/18	(483,206)
USD	18,134,338	EUR	16,380,224	JPMorgan Chase Bank N.A.	03/29/19	(2,863,441)
USD	6,129,000	EUR	5,000,000	JPMorgan Chase Bank N.A.	08/30/19	(359,521)
USD	12,004,047	EUR	11,000,000	UBS AG	04/30/18	(1,734,790)
127

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

						Unrealized
					Settlement	Appreciation/
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	22,153,940	JPY	2,409,688,500	UBS AG	05/31/18	$(82,220)
						(22,779,535)

						$(11,386,953)

The following abbreviations are used in the report:

ADR — American Depositary Receipt
ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazil Real
CHF — Swiss Franc
CLO — Collateralized Loan Obligation
CPO — Certificate of Participation-Common
Cnv. — Convertible
DVR — Differential Voting Rights
ETF — Exchange Traded Fund
EUR — Euro
EURIBOR — Euro Interbank Offered Rate
GBP — British Pound

HKD - Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
MXN — Mexican Peso
REIT — Real Estate Investment Trust
RUB — Russian Ruble
SEK — Swedish Krona
STEP — Step Coupon Bond
USD — U.S. Dollar

128

Old Westbury Funds, Inc.
Strategic Opportunities Fund
Consolidated Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Portfolio Diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
Asset-Backed Securities	14.3%
Banks	1.2
Collateralized Mortgage Obligations	8.6
Commercial Mortgage-Backed Securities	1.0
Consumer Discretionary	4.0
Consumer Staples	1.9
Diversified Financials	1.3
Energy	0.8
Government Bonds	1.6
Health Care	1.3
Industrials	3.0
Information Technology	5.3
Insurance	1.3
Materials	1.1
Real Estate	1.7
Telecommunication Services	1.6
U.S. Government Agencies and Securities	26.8
Utilities	0.9
Other*	22.3
100.0%

*	Includes cash and equivalents, closed-end funds, exchange traded funds, rights/warrants, structured options, futures, swap agreements, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

129

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments	January 31, 2018
(Unaudited)

Principal Amount		Value
CORPORATE BONDS — 31.1%
Banks — 8.5%
$1,000,000	ABN AMRO Bank NV, 2.65%, 01/19/21(a)	$994,655
1,750,000	Banco Santander Chile, 2.50%, 12/15/20(a)	1,734,250
2,800,000	Banco Santander SA, 3.50%, 04/11/22	2,825,888
6,000,000	Bank of America Corp., (3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26(b)	5,987,205
2,650,000	Bank of Montreal MTN, 1.35%, 08/28/18	2,640,811
3,080,000	Capital One Financial Corp., 3.75%, 03/09/27	3,059,593
2,000,000	Capital One NA, 1.85%, 09/13/19	1,974,906
7,785,000	Citigroup, Inc., (3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28(b)	7,798,439
2,770,000	Cooperatieve Rabobank UA, 4.38%, 08/04/25	2,877,993
2,750,000	Cooperatieve Rabobank UA, 3.75%, 07/21/26	2,722,863
3,000,000	HSBC Holdings Plc, (3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28(b)	3,073,568
2,500,000	International Bank For Reconstruction & Development, 1.38%, 04/10/18	2,498,558
2,980,000	KeyCorp., 2.90%, 09/15/20	2,990,104
4,565,000	Morgan Stanley, 3.13%, 01/23/23	4,545,225
9,250,000	Societe Generale SA, 5.20%, 04/15/21(a)	9,855,620
2,260,000	Sumitomo Mitsui Banking Corp., 1.95%, 07/23/18	2,258,674
5,000,000	Sumitomo Mitsui Trust Bank Ltd, 2.05%, 10/18/19(a)	4,945,210
1,375,000	Svenska Handelsbanken AB, 1.50%, 09/06/19	1,355,351
8,000,000	Westpac Banking Corp., 1.55%, 05/25/18	7,992,603
		72,131,516
Consumer Discretionary — 2.7%
2,160,000	Amazon.com, Inc., 2.60%, 12/05/19	2,171,789
1,690,000	American Honda Finance Corp., 1.50%, 11/19/18	1,682,204
Principal Amount		Value
Consumer Discretionary (continued)
$3,000,000	Daimler Finance North America LLC, 2.30%, 02/12/21(a)	$2,956,082
5,750,000	Discovery Communications LLC, 4.90%, 03/11/26	6,064,968
2,911,000	Ecolab, Inc., 2.25%, 01/12/20	2,895,129
1,697,000	Ford Motor Credit Co. LLC, 2.02%, 05/03/19	1,684,566
3,000,000	Hasbro, Inc., 3.50%, 09/15/27	2,858,145
2,215,000	Time Warner, Inc., 2.10%, 06/01/19	2,202,923
		22,515,806
Consumer Staples — 3.5%
3,000,000	Anheuser-Busch Inbev Finance, Inc., 1.90%, 02/01/19	2,989,141
5,000,000	BAT Capital Corp., 3.56%, 08/15/27(a)	4,887,697
4,000,000	Coca-Cola Co. (The), 1.15%, 04/01/18	3,995,321
5,870,000	Costco Wholesale Corp., 2.15%, 05/18/21	5,793,829
2,077,000	Sysco Corp., 1.90%, 04/01/19	2,069,000
6,000,000	Tyson Foods, Inc., 2.25%, 08/23/21	5,858,279
4,000,000	Wal-Mart Stores, Inc., 1.90%, 12/15/20	3,950,720
		29,543,987
Diversified Financials — 2.4%
3,950,000	Aercap Ireland Capital DAC/Aercap Global Aviation Trust, 4.50%, 05/15/21	4,106,671
6,160,000	Goldman Sachs Group, Inc. (The), (3 mo. LIBOR US + 1.000%), 2.74%, 07/24/23(c)	6,249,626
6,065,000	JPMorgan Chase & Co., 3.20%, 06/15/26	5,937,698
3,900,000	Toronto-Dominion Bank (The), (3 mo. LIBOR US + 0.440%), 2.13%, 07/02/19(c)	3,915,585
		20,209,580
Energy — 3.0%
5,000,000	Baker Hughes a GE Co. LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27(a)	4,875,175

130

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Energy (continued)
$6,000,000	BP Capital Markets Plc, 3.28%, 09/19/27	$5,936,161
3,075,000	Energy Transfer LP, 3.60%, 02/01/23	3,060,068
5,310,000	Enterprise Products Operating LLC, 1.65%, 05/07/18	5,306,451
2,845,000	HollyFrontier Corp., 5.88%, 04/01/26	3,150,621
2,605,000	Kinder Morgan Energy Partners LP, 5.95%, 02/15/18	2,608,548
		24,937,024
Health Care — 1.6%
5,010,000	AbbVie, Inc., 2.50%, 05/14/20	4,995,105
4,000,000	Amgen, Inc., 2.20%, 05/22/19	3,989,318
5,000,000	Kaiser Foundation Hospitals, 3.15%, 05/01/27	4,912,568
		13,896,991
Industrials — 2.6%
6,115,000	Caterpillar Financial Services Corp. MTN, 1.35%, 05/18/19	6,041,408
5,400,000	Eaton Corp., 5.60%, 05/15/18	5,456,147
1,700,000	Honeywell International Inc, 1.40%, 10/30/19	1,673,797
6,000,000	Northrop Grumman Corp., 2.55%, 10/15/22	5,859,283
3,000,000	Penske Truck Leasing Co., LP / PTL Finance Corp., 2.70%, 03/14/23(a)	2,918,822
		21,949,457
Information Technology — 2.7%
6,110,000	Apple, Inc., (3 mo. LIBOR US + 0.350%), 1.76%, 05/11/22(c)	6,153,266
4,000,000	CA, Inc., 5.38%, 12/01/19	4,180,789
4,000,000	IBM Credit LLC, 1.80%, 01/20/21	3,908,175
2,750,000	Oracle Corp., 5.75%, 04/15/18	2,771,659
5,540,000	VMware, Inc., 2.30%, 08/21/20	5,437,545
		22,451,434
Principal Amount		Value
Insurance — 0.6%
$5,000,000	Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)	$4,960,120
Materials — 0.1%
1,000,000	Mexichem SAB de CV, 4.00%, 10/04/27(a)	982,500
Telecommunication Services — 2.2%
4,200,000	Alibaba Group Holding Ltd., 2.50%, 11/28/19	4,191,250
2,600,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	2,523,242
6,000,000	Omnicom Group, Inc., 3.65%, 11/01/24	6,053,074
6,000,000	Verizon Communications, Inc., 3.50%, 11/01/24	6,036,294
		18,803,860
Utilities — 1.2%
3,000,000	Berkshire Hathaway Energy Co, 2.00%, 11/15/18	2,997,950
5,000,000	Enel Finance International NV, 2.88%, 05/25/22(a)	4,931,534
2,310,000	NextEra Energy Capital Holdings, Inc., 2.30%, 04/01/19	2,305,029
		10,234,513
Total Corporate Bonds (Cost $264,895,481)		262,616,788

ASSET-BACKED SECURITIES — 8.4%
CANADA — 0.5%
Other Asset-Backed Securities — 0.5%
4,750,000	Golden Credit Card Trust Series 2017-2A, Class A, 1.98%, 04/15/22(a)	$4,695,969
		4,695,969
CAYMAN ISLANDS — 3.5%
Collateralized Loan Obligations — 3.3%
3,000,000	Apex Credit CLO Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.470%), 3.21%, 04/24/29(a)(c)	3,044,510
5,000,000	Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (3 mo. LIBOR US + 1.150%), 2.88%, 10/17/26(a)(c)	5,021,188

131

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
CAYMAN ISLANDS (continued)
Collateralized Loan Obligations (continued)
$4,000,000	Crestline Denali CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.300%), 3.04%, 04/20/30(a)(c)	$4,027,927
2,400,000	OCP CLO Ltd., Series 2012-2A, Class A1R, (3 mo. LIBOR US + 1.400%), 2.85%, 11/22/25(a)(c)	2,421,449
5,000,000	Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 3.49%, 10/20/25(a)(c)	4,999,668
5,000,000	THL Credit Wind River CLO Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.230%), 2.97%, 07/20/30(a)(c)	5,007,266
3,000,000	Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.950%), 2.67%, 07/16/27(a)(c)	3,000,000
		27,522,008
Other Asset-Backed Securities — 0.2%
2,000,000	Securitized Term Auto Receivables Trust Series 2016-1A, Class A3, 1.52%, 03/25/20(a)	1,991,904
		1,991,904
UNITED STATES — 4.4%
Other Asset-Backed Securities — 4.4%
3,000,000	Ally Auto Receivables Trust, Series 2017-2, Class A3, 1.78%, 08/16/21	2,980,823
1,250,000	CarMax Auto Owner Trust Series 2017-2, Class A3, 1.93%, 03/15/22	1,238,332
2,975,000	Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 08/16/21	2,944,116
4,250,000	Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29(a)	4,223,026
2,975,000	CNH Equipment Trust 2015-A, Class A4, 1.85%, 04/15/21	2,965,257
1,361,598	Enterprise Fleet Financing LLC Series 2016-2, Class A2, 1.74%, 02/22/22(a)	1,357,325
942,061	Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13%, 07/20/22(a)	940,441
1,500,000	Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 01/20/23(a)	1,483,270
1,250,000	GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class A3, 2.32%, 07/18/22	1,244,204
Principal Amount		Value
UNITED STATES (continued)
Other Asset-Backed Securities (continued)
$2,000,000	GM Financial Consumer Automobile Series 2017-1A, Class A4, 2.06%, 05/16/23(a)	$1,975,429
5,000,000	Hertz Vehicle Financing LLC Series 2016-3A, Class A, 2.27%, 07/25/20(a)	4,967,296
437,544	Toyota Auto Receivables Owner Trust Series 2014-B, Class A4, 1.31%, 09/16/19	437,422
2,000,000	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A4, 2.10%, 09/15/22	1,982,515
2,650,000	Verizon Owner Trust Series 2017-1A, Class A, 2.06%, 09/20/21(a)	2,633,249
1,750,000	Verizon Owner Trust Series 2017-3A, Class A1A, 2.06%, 04/20/22(a)	1,732,303
3,100,000	World Omni Auto Receivables Trust, Series 2018-A, Class A3, 2.50%, 04/17/23	3,099,218
1,000,000	World Omni Automobile Lease Securitization Trust Series 2016-A, Class A3, 1.45%, 08/15/19	994,469
		37,198,695
Total Asset-Backed Securities (Cost $71,621,648)		71,408,576

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
1,365,825	JPMorgan Tax Exempt Pass Through Trust, Series 2012-AMT1, Class A, 3.00%, 01/01/38(a)	1,302,337
Total Collateralized Mortgage Obligations (Cost $1,393,834)		1,302,337
U.S. GOVERNMENT AGENCIES — 4.0%
Fannie Mae — 1.5%
7,802,000	1.88%, 02/19/19	7,792,411
5,000,000	1.00%, 02/26/19	4,948,220
		12,740,631
Federal Home Loan Bank — 2.0%
5,000,000	0.88%, 10/01/18	4,968,385
12,485,000	1.13%, 06/21/19	12,322,433
		17,290,818
Overseas Private Investment Corp. — 0.3%
2,575,634	5.14%, 12/15/23	2,767,645

132

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Small Business Administration — 0.2%
$143,013	4.73%, 02/01/19	$145,851
265,312	4.11%, 03/01/20	270,036
852,763	4.08%, 03/01/21	872,552
		1,288,439
Total U.S. Government Agencies (Cost $34,195,359)		34,087,533

U.S. GOVERNMENT SECURITIES — 55.0%
U.S. Treasury Notes — 55.0%
12,480,000	0.88%, 05/31/18	12,453,675
21,195,000	1.13%, 01/31/19	21,022,791
35,623,000	1.38%, 09/30/19	35,202,760
17,217,000	1.38%, 12/15/19	16,979,594
41,134,000	1.50%, 06/15/20	40,454,325
16,376,000	1.38%, 09/15/20	16,012,018
12,492,000	1.88%, 12/15/20	12,349,513
45,401,000	1.88%, 11/30/21	44,514,262
48,702,000	1.75%, 01/31/23	46,913,723
28,057,292	0.63%, 01/15/24(d)	28,267,493
74,815,000	2.38%, 08/15/24	73,587,566
84,792,000	2.00%, 02/15/25	81,145,282
21,820,000	2.25%, 11/15/25	21,134,716
15,979,000	1.63%, 02/15/26	14,733,137
Total U.S. Government Securities (Cost $475,220,462)		464,770,855
Principal Amount		Value
GOVERNMENT BONDS — 0.3%
JAPAN — 0.3%
$3,000,000	Japan Bank For International Cooperation, 2.25%, 02/24/20	$2,981,040
Total Government Bonds (Cost $2,994,291)		2,981,040

Shares
INVESTMENT COMPANY — 0.6%
5,363,570	SEI Daily Income Trust Government II Fund, Class A, 1.13%	5,363,570
Total Investment Company (Cost $5,363,570)		5,363,570
TOTAL INVESTMENTS — 99.6% (Cost $855,684,645)		$842,530,699
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		3,136,506
NET ASSETS — 100.0%		$845,667,205

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors. The aggregate value of these securities is $98,866,222 which is 11.69% of net assets.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Floating rate security. Rate shown is the rate in effect as of period end.
(d)	Inflation protected security. Principal amount reflects original security face amount.

The following abbreviations are used in the report:

CLO — Collateralized Loan Obligation
LIBOR — London Interbank Offered Rate
MTN — Medium Term Note

133

Old Westbury Funds, Inc.
Fixed Income Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Portfolio diversification by Sector (Unaudited)

Percentage
Sector	of Net Assets
U.S. Government Agencies and Securities	59.0%
Corporate Bonds	31.1
Asset Backed Securities	8.4
Government Bonds	0.3
Collateralized Mortgage Obligations	0.2
Other*	1.0
100.0%

*	Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

134

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments	January 31, 2018
(Unaudited)

Principal Amount		Value
MUNICIPAL BONDS — 94.9%
Alabama — 1.0%
$2,000,000	Alabama Federal Aid Highway Finance Authority Highway Improvements Revenue Bonds, Series A 5.00%, 09/01/22	$2,273,560
1,750,000	Alabama Federal Aid Highway Finance Authority Public Improvement Revenue Bonds 5.00%, 09/01/21	1,946,543
5,000,000	Alabama Federal Aid Highway Finance Authority Revenue Bonds 5.00%, 09/01/20	5,404,250
3,030,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/22	3,448,716
2,990,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/24	3,522,310
3,660,000	City of Huntsville School Capital Improvements Warrants Refunding GO 5.00%, 09/01/26	4,291,936
1,500,000	City of Huntsville Warrants Refunding GO, Series A 5.00%, 08/01/26	1,756,950
		22,644,265
Arizona — 1.4%
875,000	Arizona Department of Transportation State Highway Fund Refunding Revenue Bonds 5.00%, 07/01/25	1,026,506
2,390,000	Arizona School Facilities Board Advance Refunding COP, Series A 5.00%, 09/01/23	2,745,011
150,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/22	169,106
1,715,000	Arizona State Board of Regents Advance Refunding COP, Series A 5.00%, 06/01/24	1,995,077
350,000	Arizona State Board of Regents Revenue Bonds, Series 2008-C, OID 5.88%, 07/01/24	356,537
Principal Amount		Value
Arizona (continued)
$2,750,000	Arizona State Board of Transportation Refunding Revenue Bonds 5.00%, 07/01/22	$3,118,005
5,000,000	City of Phoenix Advance Refunding GO 5.00%, 07/01/25	5,941,500
200,000	Maricopa County Community College District GO, Series C 5.00%, 07/01/20	209,609
2,875,000	Phoenix Civic Improvement Corp. Refunding Revenue Bonds 5.00%, 07/01/20	3,098,416
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/21	5,471,550
5,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/22	5,608,000
2,000,000	Salt River Project Agricultural Improvement & Power District Advance Refunding Revenue Bonds 5.00%, 01/01/27	2,415,020
		32,154,337
California — 4.7%
5,000,000	California Infrastructure & Economic Development Bank Refunding Revenue Bonds 1.56%, 04/01/38(a)	5,010,450
700,000	California Municipal Finance Authority Channing House Project Advance Refunding Revenue Bonds (State Appropriation) 5.00%, 05/15/25	829,710
6,250,000	California State Current Refunding GO - Group C 5.00%, 08/01/27	7,330,500
2,000,000	California State Public Works Board Correctional Facilities Improvements Revenue Bonds, Series D 5.00%, 09/01/24	2,352,020
1,035,000	Los Rios Community College District 2002 Election GO, Series D 5.25%, 08/01/23	1,093,674

135

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
California (continued)
$1,000,000	San Diego Regional Building Authority Advance Refunding Revenue Bonds, Series A 5.00%, 10/15/24	$1,189,360
2,865,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/21	3,228,884
1,620,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/22	1,869,318
1,000,000	State of California Department of Water Resources Advance Refunding Revenue Bonds 5.00%, 12/01/30	1,211,810
7,000,000	State of California Public Improvements GO 5.00%, 09/01/22	8,013,740
20,000,000	State of California Refunding GO 5.00%, 08/01/21	22,311,000
10,000,000	State of California Refunding GO 5.00%, 09/01/22	11,448,200
8,000,000	State of California Refunding GO 5.00%, 03/01/24	9,362,560
8,000,000	State of California Refunding GO 5.00%, 10/01/25	9,462,800
10,000,000	State of California Refunding GO 5.00%, 09/01/27	11,996,600
7,430,000	State of California School Improvements GO 5.00%, 11/01/28	9,006,275
		105,716,901
Colorado — 0.6%
500,000	Adams & Weld Counties School District No 27J Brighton Co. Refunding GO, Series A, (State Aid Withholding) 5.00%, 12/01/19	531,099
800,000	City & County of Broomfield Advance Refunding COP 5.00%, 12/01/21	894,016
3,935,000	Colorado Higher Education Refunding COP, Series A 5.00%, 11/01/24	4,587,344
2,000,000	Denver City & County School District No 1 Refunding GO (State Aid Intercept Program) 5.00%, 12/01/24	2,361,640
Principal Amount		Value
Colorado (continued)
$100,000	Denver City & County School District No 1 Refunding GO, Series C (State Aid Withholding) 5.00%, 12/01/23	$116,549
975,000	EI Paso Country School District No 20 Academy School Improvements GO (State Aid Withholding) 5.00%, 12/15/25	1,158,076
1,180,000	Jefferson County School District GO, Series R-1, (State Aid Withholding) 5.00%, 12/15/22	1,351,702
2,280,000	Western State Colorado University Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 05/15/26	2,683,583
		13,684,009
Connecticut — 3.7%
4,500,000	Hartford County Metropolitan District Cash Flow Management GO Notes, Series B 3.00%, 08/01/18	4,523,895
2,000,000	Hartford County Metropolitan District Refunding Notes GO 5.00%, 03/01/25	2,293,760
1,695,000	Hartford County Metropolitan District Refunding Notes GO, Series C (AGM) 5.00%, 11/01/23	1,933,148
5,860,000	Hartford County Metropolitan District Refunding Notes GO, Series C, (AGM) 5.00%, 11/01/25	6,831,940
7,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/24	7,916,160
8,000,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/25	9,090,320
1,805,000	State of Connecticut Advance Refunding GO, Series B 5.00%, 05/15/27	2,055,245
6,000,000	State of Connecticut Public Improvements GO, Series F 5.00%, 11/15/26	6,796,320
3,100,000	State of Connecticut Special Tax Revenue Public Improvements Revenue Bonds, Series A 5.00%, 08/01/22	3,455,663

136

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Connecticut (continued)
$1,250,000	State of Connecticut Special Tax Revenue Transportation Infrastructure Advance Refunding Revenue Bonds 5.00%, 08/01/22	$1,393,413
8,000,000	State of Connecticut Special Tax Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/25	9,201,200
2,000,000	State of Connecticut Transportation Infrastructure Refunding Revenue Bonds 5.00%, 09/01/24	2,289,860
8,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 10/01/19	8,433,840
5,000,000	State of Connecticut Transportation Infrastructure Revenue Bonds, Series A 5.00%, 09/01/27	5,647,150
10,000,000	State of Connecticut Water & Sewer System Improvements GO, Series E 5.00%, 10/15/23	11,281,000
		83,142,914
District Of Columbia — 0.3%
5,000,000	District of Columbia Public Improvement Revenue Bonds, Series C 5.00%, 12/01/19	5,308,150
1,000,000	District of Columbia Refunding Revenue Bonds, Series A 5.00%, 12/01/20	1,091,960
		6,400,110
Florida — 1.6%
4,790,000	County of Miami-Dade Public Improvements GO 5.00%, 07/01/24	5,594,385
1,000,000	County of Sarasota Refunding Revenue Bonds 5.00%, 10/01/24	1,179,440
8,575,000	Florida State Board of Education Lottery Revenue Bonds, Series A, OID 5.50%, 07/01/27	8,809,098
1,200,000	Lee County School Board Refunding COP 5.00%, 08/01/25	1,393,716
4,000,000	Miami-Dade County Refunding GO, Series B 5.00%, 07/01/24	4,671,720
Principal Amount		Value
Florida (continued)
$2,000,000	Orlando Utilities Commission Refunding Revenue Bonds, Series A 5.00%, 10/01/20	$2,173,320
500,000	Palm Beach County Revenue Bonds, Series 2, OID 5.25%, 11/01/25	514,439
10,000,000	State of Florida Lottery Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	11,751,200
		36,087,318
Georgia — 4.2%
1,570,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/27	1,857,137
1,755,000	Athens Housing Authority Advance Refunding Revenue Bonds 5.00%, 06/15/28	2,061,721
2,000,000	Cherokee County Board of Education Advance Refunding GO 5.00%, 08/01/23	2,314,260
750,000	Cherokee County Board of Education Advance Refunding GO, (State Aid Withholding) 5.00%, 02/01/23	859,958
260,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/21	286,077
2,710,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/23	3,090,376
2,100,000	Cobb County Development Authority Advance Refunding Revenue Bonds 5.00%, 07/15/24	2,425,920
235,000	Fulton County Development Authority Georgia Tech Facilities Refunding Revenue Bonds, Series A 5.00%, 05/01/23	267,183
1,250,000	Georgia State Road & Tollway Authority Federal Highway Grant Anticipation Revenue Bonds, Series A 5.00%, 06/01/18	1,264,463
5,000,000	Georgia State Road & Tollway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 06/01/20	5,230,250

137

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Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Georgia (continued)
$2,000,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B 5.00%, 06/01/21	$2,199,120
2,025,000	Georgia State Road & Tollway Authority Refunding Revenue Bonds, Series B, (State GTY) 5.00%, 10/01/19	2,140,992
8,100,000	Private Colleges & Universities Authority Refunding Revenue Bonds, Series B-2 1.07%, 09/01/35(a)	8,100,000
1,095,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/25	1,281,095
1,555,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,836,595
1,100,000	South Regional Joint Development Authority Advance Refunding Revenue Bonds 5.00%, 08/01/26	1,299,199
4,000,000	State of Georgia Advance Refunding GO, Series C-1 5.00%, 07/01/23	4,632,800
7,650,000	State of Georgia Advance Refunding GO, Series E 5.00%, 12/01/26	9,285,111
1,950,000	State of Georgia Public Improvements GO, Series A-2 5.00%, 02/01/25	2,281,461
1,925,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/18	1,955,627
2,860,000	State of Georgia Refunding GO, Series E-2 4.00%, 09/01/19	2,973,056
28,020,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/24	32,765,747
4,250,000	State of Georgia University and College Improvements GO, Series A-1 5.00%, 02/01/25	5,039,055
		95,447,203
Hawaii — 0.8%
5,815,000	State of Hawaii Advance Refunding GO 5.00%, 10/01/23	6,721,035
Principal Amount		Value
Hawaii (continued)
$1,000,000	State of Hawaii Department of Budget & Finance Queens Health System Refunding Revenue Bonds, Series A 5.00%, 07/01/21	$1,105,910
400,000	State of Hawaii Refunding GO, Series DY 5.00%, 02/01/18	399,999
5,000,000	State of Hawaii Refunding GO, Series EP 5.00%, 08/01/25	5,853,200
1,570,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/21	1,745,557
1,180,000	University of Hawaii Advance Refunding Revenue Bonds, Series F 5.00%, 10/01/22	1,340,232
		17,165,933
Idaho — 0.2%
1,000,000	Canyon County School District No 131 Nampa Advance Refunding GO, (School Board GTY) 5.00%, 09/15/25	1,187,700
1,500,000	Idaho Board Bank Authority Refunding Revenue Bonds, Series D 5.00%, 09/15/23	1,704,690
740,000	Madison County School District No 321 Rexburg School Improvements GO, (School Board GTY), Series B 5.00%, 09/15/28	892,373
		3,784,763
Illinois — 1.5%
12,200,000	Illinois Finance Authority University & College Improvements Revenue Bonds 1.02%, 12/01/46(a)	12,200,000
10,000,000	Illinois Finance Authority University & College Improvements Revenue Bonds 1.06%, 12/01/46(a)	10,000,000
3,250,000	Metropolitan Water Reclamation District of Greater Chicago Current Refunding GO, Series A 5.00%, 12/01/24	3,781,538

138

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Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Illinois (continued)
$2,000,000	Metropolitan Water Reclamation District of Greater Chicago Refunding GO, Series D 5.00%, 12/01/22	$2,264,060
1,400,000	Peoria Metropolitan Airport Authority Advance Refunding GO, Series D 5.00%, 12/01/26	1,637,048
3,500,000	State of Illinois Public Improvement Refunding Revenue Bonds 5.00%, 06/15/18	3,541,860
780,000	University of Illinois College Improvement Refunding Revenue Bonds, Series A 5.00%, 04/01/21	841,160
		34,265,666
Indiana — 0.1%
500,000	Center Grove School Building Corp. First Mortgage Refunding Revenue Bonds, Series A (State Aid Intercept Program) 5.00%, 07/15/20	537,095
235,000	Columbus Multi-High School Building Corp. Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	264,142
1,330,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 01/15/22	1,479,293
250,000	GCS School Building Corp. One, First Mortgage Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 07/15/22	281,229
500,000	Ivy Tech Community College University & College Improvements Revenue Bonds, Series R-1 5.00%, 07/01/19	523,665
		3,085,424
Iowa — 0.9%
5,675,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/21	6,257,425
4,000,000	County of Polk Current Refunding GO, Series C 5.00%, 06/01/26	4,787,600
Principal Amount		Value
Iowa (continued)
$6,110,000	Iowa Finance Authority Advance Refunding Revenue Bonds 5.00%, 08/01/21	$6,789,554
1,800,000	Iowa Finance Authority Water Utilities Improvements Revenue Bonds 5.00%, 08/01/20	1,949,238
		19,783,817
Kansas — 0.1%
1,260,000	Sedgwick County Public Building Commission Technical Education Complex Refunding Revenue Bonds, Series 2 5.00%, 08/01/23	1,457,984
Kentucky — 0.3%
5,000,000	Kentucky Turnpike Authority Advance Refunding Revenue Bonds, Series A 5.00%, 07/01/24	5,820,100
Louisiana — 0.0%
375,000	Consolidated Government of The City of Baton Rouge & Parish of East Baton Rouge Advance Refunding Revenue Bonds, Series A-1 5.00%, 08/01/26	447,319
Maine — 0.1%
2,250,000	Maine Governmental Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 10/01/19	2,377,733
165,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21	181,724
5,000	Maine Health & Higher Educational Facilities Authority Refunding Revenue Bonds, Series A 5.00%, 07/01/21(b)	5,533
		2,564,990
Maryland — 3.4%
1,200,000	County of Baltimore Refunding GO, (Special Assessment) 5.00%, 02/01/29	1,420,056
2,860,000	County of Charles Public School Improvements GO 5.00%, 10/01/21	3,193,819

139

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Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Maryland (continued)
$1,500,000	County of Frederick Refunding GO, Series A 5.00%, 02/01/25	$1,778,490
3,110,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/24	3,664,855
9,355,000	County of Prince George’s Public School Improvements GO, Series A 5.00%, 07/01/25	11,165,941
5,300,000	Maryland Health & Higher Educational Facilities Authority Johns Hopkins University and College Improvements Revenue Bonds, Series A 1.10%, 07/01/36(a)	5,300,000
1,000,000	Maryland State Department of Transportation Highway Improvement Revenue Bonds 5.00%, 10/01/20	1,087,480
15,000,000	State of Maryland Advance Refunding GO, Series B 5.00%, 08/01/22	17,057,700
10,000,000	State of Maryland Department of Transportation Transit Improvements Revenue Bonds 5.00%, 11/01/26	11,739,600
3,000,000	State of Maryland Public Improvements GO, Series A 5.00%, 03/15/25	3,559,380
6,700,000	State of Maryland School Improvements GO 5.00%, 06/01/23	7,740,711
7,500,000	Washington Suburban Sanitary Commission Water & Sewer System Improvements GO 5.00%, 06/01/22	8,505,450
		76,213,482
Massachusetts — 11.2%
6,200,000	Brockton Area Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	6,214,136
5,750,000	Cape Cod Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/27/18	5,767,480
7,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series A 5.00%, 07/01/25	8,312,850
Principal Amount		Value
Massachusetts (continued)
$5,705,000	Commonwealth of Massachusetts Advance Refunding GO, Series B 5.00%, 07/01/27	$6,899,969
11,500,000	Commonwealth of Massachusetts Advance Refunding GO, Series C 5.00%, 10/01/22	13,105,745
20,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/23	23,265,200
10,000,000	Commonwealth of Massachusetts Advance Refunding GO, Series E 5.00%, 11/01/24	11,801,400
10,000,000	Commonwealth of Massachusetts Cash Flow Management GO Notes, Series C 2.00%, 06/25/18	10,029,400
2,900,000	Commonwealth of Massachusetts Highway Improvements Revenue Bonds, Series B 5.00%, 06/15/22	3,277,783
9,000,000	Commonwealth of Massachusetts Public Improvements GO, Series A 5.00%, 05/01/19	9,396,720
8,000,000	Commonwealth of Massachusetts Refunding GO, Series C, (AGM) 5.25%, 11/01/26	9,788,960
7,470,000	Commonwealth of Massachusetts Transportation Fund Advance Refunding Revenue Bonds, Series A 5.00%, 06/01/27	8,934,568
5,500,000	Greater Attleboro-Taunton Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/24/18	5,514,960
5,250,000	Lowell Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/10/18	5,261,340
1,500,000	Marthas Vineyard Regional Transit Authority Cash Flow Management Revenue Notes 1.50%, 05/11/18	1,501,185
8,500,000	Massachusetts Clean Water Trust Advance Refunding Revenue Bonds, Series 2017 5.00%, 08/01/21	9,454,550

140

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Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Massachusetts (continued)
$20,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds 1.12%, 07/01/31(a)	$20,000,000
4,000,000	Massachusetts Health & Educational Facilities Authority, University and College Improvements Revenue Bonds, Series Y 1.12%, 07/01/35(a)	4,000,000
7,780,000	Massachusetts State Water Pollution Abatement Trust Refunding Revenue Bonds, Sub-Series 16-B 5.00%, 08/01/20	8,425,040
500,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series A 5.00%, 08/01/22	568,590
8,535,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series B 5.25%, 08/01/26	10,468,348
2,700,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/22	3,070,386
4,800,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series C 5.00%, 08/01/23	5,559,648
14,845,000	Massachusetts Water Resources Authority Refunding Revenue Bonds, Series E, (GO of Authority) 1.16%, 08/01/37(a)	14,845,000
15,000,000	Montachusett Regional Transit Authority Cash Flow Management Revenue Notes 2.00%, 08/03/18	15,034,200
13,100,000	Pioneer Valley Transit Authority Cash Flow Management Revenue Notes 2.00%, 07/20/18	13,138,907
3,209,000	Town of Littleton Cash Flow Management GO Notes 2.00%, 05/18/18	3,216,541
6,015,000	Town of Sandwich Cash Flow Management GO Notes 2.00%, 02/16/18	6,013,436
5,000,000	Town of Stow Cash Flow Management Refunding GO Notes 2.00%, 05/01/18	5,012,300
Principal Amount		Value
Massachusetts (continued)
$6,000,000	Town of Topsfield Cash Flow Management GO Notes 2.00%, 03/09/18	$6,005,820
		253,884,462
Michigan — 0.5%
200,000	Caledonia Community Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/23	228,561
635,000	Dexter Community Schools Refunding GO (Q-SBLF) 4.00%, 05/01/18	639,331
1,225,000	Grand Valley State University & College Advance Refunding Revenue Bonds, Series A 5.00%, 12/01/25	1,431,094
1,000,000	Grand Valley State University & College Improvements Revenue Bonds, Series A 5.00%, 12/01/23	1,144,750
400,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/18	403,659
250,000	Hudsonville Public Schools Improvements GO, (Q-SBLF) 5.00%, 05/01/19	261,053
1,375,000	Northville Public Schools Refunding GO, (Q-SBLF) 5.00%, 05/01/18	1,387,581
1,000,000	University of Michigan Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/22	1,129,940
4,530,000	University of Michigan Refunding Revenue Bonds, Series C 4.00%, 04/01/19	4,665,447
		11,291,416
Minnesota — 2.4%
1,515,000	Cambridge Independent School District No 911 School Building Refunding GO, Series D, (School District Credit Program) 5.00%, 02/01/24	1,760,430
1,000,000	City of Rochester Advance Refunding GO, Series B 5.00%, 12/01/24	1,187,810
10,375,000	County of Hennepin Public Improvements GO, Series C 1.14%, 12/01/33(a)	10,375,000

141

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Minnesota (continued)
$800,000	Fulda Independent School District No 505 Cash Flow Management GO Notes (School District Credit Program) 2.00%, 09/28/18	$802,384
2,200,000	Sartell-St Stephen Independent School District No 748 GO (School District Credit Program), Series A 5.00%, 02/01/25	2,585,000
5,425,000	St. Paul Port Authority Anderson Office Building Refunding Revenue Bonds, Series 3 5.00%, 12/01/19	5,762,435
16,495,000	State of Minnesota Advance Refunding GO, Series D 5.00%, 08/01/25	19,658,576
785,000	State of Minnesota Public Improvements COP 5.00%, 06/01/23	900,065
1,395,000	State of Minnesota Public Improvements COP 5.00%, 06/01/24	1,625,510
2,740,000	State of Minnesota Public Improvements COP 5.00%, 06/01/25	3,178,701
2,910,000	State of Minnesota Public Improvements COP 5.00%, 06/01/26	3,362,912
1,000,000	State of Minnesota Refunding Revenue Bonds, Series B 5.00%, 03/01/21	1,098,940
1,000,000	Waconia Independent School District No 110 Refunding GO, Series A, (School District Credit Program) 5.00%, 02/01/24	1,160,780
		53,458,543
Mississippi — 0.4%
650,000	Delta State University Educational Building Corp., Facilities Refunding Revenue 5.00%, 12/01/23	745,615
1,810,000	Mississippi Development Bank Department of Corrections Refunding Revenue Bonds, Series D 5.00%, 08/01/18	1,841,078
570,000	Mississippi Development Bank DeSoto County Highway Project Advance Refunding Revenue Bonds, Series S, (State Aid Intercept Program) 5.00%, 01/01/23	643,370
Principal Amount		Value
Mississippi (continued)
$4,560,000	Mississippi Development Bank Harrison County Highway Refunding Revenue Bonds, Series A 5.00%, 01/01/25	$5,289,053
310,000	Mississippi State University Educational Building Corp. Campus Improvements Project Revenue Bonds 5.00%, 11/01/22	350,706
225,000	Mississippi State University Educational Building Corp. New Facilities and Refinancing Advance Refunding Revenue Bonds 5.00%, 08/01/24	260,440
830,000	University of Mississippi Educational Building Corp. Facilities Financing Project Advance Refunding Revenue Bonds, Series A 5.00%, 10/01/25	980,222
		10,110,484
Missouri — 1.8%
570,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/21	614,665
300,000	County of Jackson Refunding Revenue Bonds 4.00%, 12/01/22	326,765
2,300,000	County of Jackson Sports Complex Project Refunding Revenue Bonds, (State Appropriation, City Appropriation) 5.00%, 12/01/26	2,646,449
4,000,000	Hazelwood School District Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	4,658,880
910,000	Missouri State Environmental Improvement & Energy Resources Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/25	1,077,058
2,225,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/19	2,349,044

142

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Missouri (continued)
$2,000,000	Missouri State Health & Educational Facilities Authority Columbia Arena Project Refunding Revenue Bonds 5.00%, 10/01/21	$2,222,880
850,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/24	988,423
1,800,000	North Kansas City School District No 74 School Improvements Refunding GO, (State Aid Direct Deposit) 5.00%, 03/01/25	2,090,916
23,605,000	University of Missouri Refunding Revenue Bonds, Series B 1.12%, 11/01/31(a)	23,605,000
		40,580,080
Nevada — 0.1%
2,605,000	Clark County Water Reclamation District GO, Series A 5.25%, 07/01/20	2,743,013
New Hampshire — 0.5%
2,250,000	State of New Hampshire Highway Improvements Revenue Bonds 5.00%, 09/01/19	2,364,188
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/21	4,471,473
3,990,000	State of New Hampshire Public Improvements GO, Series B 5.00%, 12/01/22	4,570,106
		11,405,767
New Jersey — 1.5%
9,000,000	County of Middlesex GO Refunding Notes 2.00%, 06/13/18	9,025,830
200,000	Monmouth County Improvement Authority Refunding Revenue Bonds (County GTY, Municipal Government GTY) 5.00%, 12/01/22	229,077
1,090,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds 5.00%, 03/01/18(b)	1,093,292
Principal Amount		Value
New Jersey (continued)
$410,000	New Jersey Economic Development Authority School Facilities Construction Refunding Revenue Bonds 5.00%, 03/01/18	$411,021
40,000	New Jersey Sports & Exposition Authority Refunding Revenue Bonds, Series B (State Appropriation) 5.00%, 09/01/18(b)	40,821
1,300,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series B 5.00%, 01/01/20	1,382,459
9,220,000	New Jersey State Turnpike Authority Refunding Revenue Bonds, Series C 5.00%, 01/01/25	10,770,620
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.25%, 12/15/21	2,191,520
2,000,000	New Jersey Transportation Trust Fund Authority Refunding Revenue Bonds, Series A 5.50%, 12/15/21	2,209,800
1,500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Refunding Revenue Bonds, Series A 5.25%, 12/15/22	1,665,435
1,575,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds 5.00%, 06/15/24	1,754,408
500,000	New Jersey Transportation Trust Fund Authority Transit Improvements Revenue Bonds, Series B 5.00%, 06/15/19	518,015
1,000,000	New Jersey Turnpike Authority Advance Refunding Revenue Bonds, Series B 5.00%, 01/01/27	1,188,960
2,000,000	New Jersey Turnpike Authority Highway Improvements Revenue Bonds Series A 5.00%, 01/01/29	2,348,380
		34,829,638
New Mexico — 0.2%
5,510,000	University of New Mexico/The Refunding Revenue Bonds, Series C 1.08%, 06/01/30(a)	5,510,000

143

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
New York — 20.5%
$5,500,000	City of New York Advance Refunding GO, Series 2015-A 5.00%, 08/01/24	$6,438,520
10,025,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/21	11,118,427
30,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	34,004,400
8,770,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/22	9,940,620
10,000,000	City of New York Advance Refunding GO, Series C 5.00%, 08/01/27	12,045,600
8,200,000	City of New York Public Improvements GO, Sub-Series B-3 (TD Bank N.A.) 1.02%, 09/01/27(a)	8,200,000
2,910,000	City of New York Public Improvements GO, Sub-Series D-1 5.00%, 08/01/22	3,298,427
1,855,000	City of New York Refunding GO, Series C 5.00%, 08/01/20	2,005,941
650,000	City of New York Refunding GO, Series C 5.00%, 08/01/22	736,762
8,170,000	City of New York Refunding GO, Series D 5.00%, 08/01/22	9,260,532
2,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/21	2,772,675
18,500,000	City of New York Refunding GO, Series G 5.00%, 08/01/22	20,969,380
2,200,000	County of Nassau Cash Flow Management GO Notes, Series A 2.50%, 03/15/18	2,203,432
6,000,000	County of Rockland Cash Flow Management GO Notes 2.50%, 03/22/18	6,008,280
2,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/18	2,018,400
5,000,000	Erie County Industrial Development Agency Refunding Revenue Bonds, Series B, (State Aid Withholding) 5.00%, 05/01/23	5,502,350
Principal Amount		Value
New York (continued)
$5,000,000	Metropolitan Transportation Authority Advance Refunding Revenue Bonds, Series C-2B 5.00%, 11/15/34(a)	$5,306,050
240,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/28	282,910
875,000	Metropolitan Transportation Authority Current Refunding Revenue Bonds, Series B 5.00%, 11/15/29	1,024,721
20,000,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series A-2 5.00%, 11/15/48(a)	22,725,000
1,925,000	Metropolitan Transportation Authority Refunding Revenue Bonds, Series F 5.00%, 11/15/21	2,147,184
1,910,000	Metropolitan Transportation Authority Transit Improvements Revenue Bonds, Series C 5.00%, 11/15/21	2,130,452
2,500,000	New York City Municipal Water Finance Authority Fiscal 2009 Revenue Bonds, Series A 5.50%, 06/15/21	2,539,075
10,000,000	New York City Municipal Water Finance Authority Water and Sewer System Revenue Bonds, Series B-1B 1.14%, 06/15/24(a)(c)	10,000,000
2,500,000	New York City Transitional Finance Authority Building Aid Revenue Public Improvements Revenue Bonds, Series S-1, (State Aid Withholding) 5.00%, 07/15/24	2,928,775
680,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21(b)	753,970
295,000	New York City Transitional Finance Authority Building Aid School Improvements Revenue Bonds, Series S-1A, (State Aid Withholding) 5.00%, 07/15/21	327,090
1,350,000	New York City Transitional Finance Authority Future Tax Secured Advanced Refunding Revenue Bonds, Series C 5.00%, 11/01/23	1,568,012

144

Old Westbury Funds, Inc.
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Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
New York (continued)
$2,200,000	New York City Transitional Finance Authority Future Tax Secured Public Improvements Revenue Bonds 5.00%, 05/01/22(b)	$2,296,426
15,920,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series B 5.00%, 11/01/21	17,788,212
3,025,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/18	3,108,127
1,045,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/19	1,106,885
2,425,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/21	2,709,574
935,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/18	960,694
1,535,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Bonds, Sub-Series H 5.00%, 11/01/21	1,715,132
1,725,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes 5.00%, 02/01/18	1,725,000
225,000	New York City Transitional Finance Authority Future Tax Secured Refunding Revenue Notes 5.00%, 02/01/18(b)	224,999
515,000	New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Sub-Series, F-1 5.00%, 02/01/19	533,349
9,000,000	New York City Transitional Finance Authority Future Tax Secured Revenue Public Improvements Revenue Bonds 5.00%, 02/01/31	10,572,930
Principal Amount		Value
New York (continued)
$600,000	New York City Transitional Finance Authority Refunding Revenue Bonds, Sub-Series G 5.00%, 11/01/20	$653,754
8,000,000	New York City Water & Sewer System Refunding Revenue Bonds, Series F-2 1.07%, 06/15/33(a)	8,000,000
8,000,000	New York Local Government Assistance Corp. Refunding Revenue Bonds, Sub-Lien Series B-3V 1.07%, 04/01/24(a)	8,000,000
5,000,000	New York Municipal Bond Bank Agency Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 12/01/21	5,597,450
9,100,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/23	10,469,823
7,790,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/22	8,765,386
14,000,000	New York State Dormitory Authority Advance Refunding Revenue Bonds, Series E 5.00%, 03/15/24	16,328,480
15,000	New York State Dormitory Authority Mental Health Services Facility Refunding Revenue Bonds, (State Appropriation) 5.00%, 08/15/18(b)	15,288
1,000,000	New York State Dormitory Authority NYU Hospital Center Advance Refunding Revenue 5.00%, 07/01/25	1,179,320
2,110,000	New York State Dormitory Authority Refunding Revenue Bonds 5.00%, 08/15/18	2,151,103
15,000,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 12/15/20	16,411,200
4,160,000	New York State Dormitory Authority Refunding Revenue Bonds, Series A 5.00%, 02/15/26	4,804,842
8,370,000	New York State Dormitory Authority Refunding Revenue Bonds, Series D 1.12%, 07/01/31(a)	8,370,000

145

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
New York (continued)
$4,500,000	New York State Dormitory Authority Refunding Revenue Bonds, Series E 5.00%, 02/15/23	$5,155,290
1,045,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/21	1,149,322
7,700,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/25	9,062,977
1,000,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 02/15/27	1,194,480
6,290,000	New York State Dormitory Authority School Improvement Revenue Bonds, Series A 5.00%, 03/15/27	7,599,264
3,750,000	New York State Environmental Facilities Corp Water Utility Improvements Refunding Revenue 5.00%, 06/15/25	4,485,975
3,800,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20	3,891,048
3,200,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/20(b)	3,275,584
2,510,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21(b)	2,569,286
2,490,000	New York State Thruway Authority Highway & Bridge Trust Fund Highway Improvements Refunding Revenue Bonds, Series B 5.00%, 04/01/21	2,549,312
1,430,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/20	1,531,201
Principal Amount		Value
New York (continued)
$5,000,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series A 5.00%, 03/15/21	$5,200,850
1,900,000	New York State Thruway Authority Highway Improvement Revenue Bonds, Series B 5.00%, 04/01/21	1,976,627
8,000,000	New York State Thruway Authority Refunding Revenue Bonds, Series A 5.00%, 03/15/21	8,699,200
2,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/24	2,332,640
2,105,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/27	2,492,888
11,000,000	New York State Urban Development Corp Advance Refunding Revenue Bonds, Series A 5.00%, 03/15/28	13,160,400
14,720,000	New York State Urban Development Corp Personal Income Tax Advance Refunding Revenue, Series A 5.00%, 03/15/25	17,368,864
5,605,000	New York State Urban Development Corp Personal Income Tax Economic Improvements Revenue Bonds, Series C 5.00%, 03/15/22	6,306,802
2,000,000	New York State Urban Development Corp Refunding Revenue Bonds 1.16%, 03/15/33(a)(c)	2,000,000
4,705,000	New York State Urban Development Corp. Public Improvement Revenue Bonds, Series A-1 5.00%, 03/15/22	5,294,113
17,730,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/25	21,334,332
4,450,000	Triborough Bridge & Tunnel Authority Advance Refunding Revenue Bonds 5.00%, 11/15/28	5,514,930

146

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
New York (continued)
$2,125,000	Triborough Bridge & Tunnel Authority Highway Improvements Revenue Bonds, Series A 5.00%, 11/15/27	$2,586,338
2,800,000	Triborough Bridge & Tunnel Authority Refunding Revenue Bonds, Series B 1.02%, 01/02/32(a)(c)	2,800,000
1,600,000	Utility Debt Securitization Authority Restructuring Refunding Revenue Bonds 5.00%, 12/15/24	1,836,032
		463,112,714
North Carolina — 0.9%
680,000	Appalachian State University Refunding Revenue Bonds 5.00%, 05/01/20	729,565
905,000	Buncombe County Refunding Revenue Bonds 5.00%, 06/01/21	999,735
1,355,000	Cabarrus County School Improvement COP 5.00%, 01/01/21	1,398,753
3,015,000	County of Mecklenburg Refunding GO, Series A 5.00%, 12/01/22	3,457,873
3,325,000	County of Wake Advance Refunding Revenue, Series A 5.00%, 12/01/26	4,009,152
675,000	Dare County Refunding Revenue Bonds, Series D 4.00%, 06/01/18	680,913
675,000	Dare County Refunding Revenue Bonds, Series D 5.00%, 06/01/21	742,203
1,000,000	Durham Capital Financing Corp Advance Refunding Revenue Bonds 5.00%, 12/01/25	1,193,230
325,000	North Carolina State University At Raleigh Refunding Revenue Bonds, Series A 5.00%, 10/01/21	362,196
2,000,000	Orange County Public Facilities Co. Refunding Revenue Bonds 5.00%, 10/01/21	2,226,640
3,250,000	State of North Carolina Advance Refunding Revenue Bonds 5.00%, 03/01/22	3,638,310
		19,438,570
Principal Amount		Value
Ohio — 3.6%
$1,175,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/23	$1,367,348
1,000,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/24	1,181,520
1,285,000	Central Ohio Solid Waste Authority Advance Refunding GO 5.00%, 12/01/25	1,535,331
3,500,000	City of Columbus GO, Series A 4.00%, 08/15/25	3,919,790
3,730,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/21	4,135,227
5,000,000	City of Columbus Refunding GO, Series 1 5.00%, 07/01/26	6,006,100
2,000,000	City of Columbus Refunding GO, Series 5 5.00%, 08/15/23	2,318,620
1,100,000	County of Cuyahoga Refunding Revenue Bonds 5.00%, 12/01/22	1,260,479
1,000,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/26	1,170,430
1,515,000	County of Hamilton Sewer System Refunding Revenue Bonds, Series A 5.00%, 12/01/27	1,767,975
1,000,000	Greater Cleveland Regional Transit Authority Capital Improvements Advance Refunding Revenue Bonds 5.00%, 12/01/23	1,163,110
2,365,000	Ohio State Building Authority Facilities Administration Building Project Refunding Revenue Bonds, Series B, (NATL-RE, FGIC) 5.00%, 10/01/18	2,421,665
15,200,000	Ohio State University, University and College Improvements Revenue Bonds, Series B 1.02%, 06/01/35(a)	15,200,000
3,000,000	Ohio Water Development Authority Revenue Bonds 5.00%, 06/01/26	3,595,710
3,045,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/42(b)	3,454,553

147

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Ohio (continued)
$2,350,000	Revere Local School District School Improvements GO, Series A 5.00%, 12/01/45(b)	$2,666,075
320,000	RiverSouth Authority Area Redevelopment Refunding Revenue Bonds 5.00%, 06/01/24	367,082
1,000,000	State of Ohio Advance Refunding Revenue Bonds 5.00%, 10/01/21	1,111,070
1,445,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	1,688,699
300,000	State of Ohio Department of Administration Telecommunications Improvements COP 5.00%, 09/01/24	350,595
210,000	State of Ohio Highway Improvements Revenue Bonds 5.00%, 12/15/24	246,561
2,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/20	2,182,280
5,000,000	State of Ohio Highway Improvements Revenue Bonds, Series 2016-1 5.00%, 12/15/24	5,870,500
2,530,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 02/01/23	2,773,740
2,000,000	State of Ohio Mental Health Facility Improvements Revenue 5.00%, 06/01/25	2,354,920
1,415,000	State of Ohio Public Improvements Revenue Bonds, Series A 5.00%, 02/01/24	1,638,188
7,620,000	State of Ohio School Improvements GO, Series C 1.06%, 06/15/26(a)	7,620,000
2,000,000	University of Cincinnati Advance Refunding Revenue, Series A 5.00%, 06/01/26	2,382,140
		81,749,708
Oklahoma — 1.0%
2,480,000	City of Oklahoma City Advance Refunding GO 4.00%, 03/01/18	2,485,456
Principal Amount		Value
Oklahoma (continued)
$3,650,000	City of Oklahoma City Public Improvements GO 5.00%, 03/01/26	$4,381,825
2,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 4.00%, 01/01/21	2,126,680
5,000,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/26	5,931,850
2,985,000	Oklahoma Turnpike Authority Refunding Revenue Bonds, Series D 5.00%, 01/01/28	3,616,178
2,000,000	University of Oklahoma Advance Refunding Revenue Bonds, Series B 5.00%, 07/01/25	2,351,200
1,250,000	University of Oklahoma Refunding Revenue Bonds, Series A 5.00%, 07/01/25	1,469,500
		22,362,689
Oregon — 0.2%
1,755,000	Washington & Multnomah Counties School District No 48J Beaverton Refunding GO, Series B, (School Board GTY) 4.00%, 06/15/19	1,815,688
2,000,000	Washington County School District No 1 West Union School Improvements GO, (School Board GTY) 5.00%, 06/15/28	2,415,300
		4,230,988
Pennsylvania — 0.7%
10,000,000	Commonwealth of Pennsylvania Public Improvements GO, Series 2 5.00%, 09/15/20	10,799,000
1,000,000	Lancaster County Hospital Authority Advance Refunding Revenue Bonds 5.00%, 08/15/26	1,196,180
3,000,000	Pennsylvania State University ‘Advance Refunding Revenue, Series B 5.00%, 09/01/26	3,611,880

148

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Pennsylvania (continued)
$1,240,000	Pennsylvania State University, University and College Improvements Revenue, Series A 5.00%, 09/01/26	$1,492,910
		17,099,970
Rhode Island — 1.6%
6,950,000	Rhode Island Commerce Corp Grant Anticipation Current Refunding Revenue 5.00%, 06/15/23	7,979,643
3,000,000	Rhode Island Convention Center Authority Refunding Revenue Bonds, Series A 5.00%, 05/15/22	3,352,110
705,000	Rhode Island Health & Educational Building Corp. Town of East Greenwich Revenue Bonds, Series A, (Municipal Government GTY) 4.00%, 05/15/18	710,203
21,000,000	Rhode Island Health & Educational Building Corp. University and College Improvements Revenue Bonds, Series A 1.12%, 05/01/35(a)	21,000,000
850,000	State of Rhode Island School for the Deaf Project Advance Refunding COP, Series D 5.00%, 04/01/24	982,753
960,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/24	1,113,091
1,010,000	State of Rhode Island University & College Improvements COP, Series A 5.00%, 06/01/25	1,181,821
		36,319,621
South Carolina — 1.0%
3,600,000	Beaufort County School District School Improvements Refunding GO, Series A (South Carolina School District) 5.00%, 03/01/22	4,049,712
1,865,000	City of Charleston Waterworks & Sewer System Advance Refunding Revenue Bonds 5.00%, 01/01/24	2,176,697
Principal Amount		Value
South Carolina (continued)
$2,090,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/18	$2,096,312
1,635,000	Lexington County School District No 2 Refunding GO (South Carolina School District) 5.00%, 03/01/20	1,747,946
2,350,000	Lexington County School District No 2 School Improvements GO (South Carolina School District) 5.00%, 03/01/26	2,811,587
1,500,000	State of South Carolina Advance Refunding GO, Series B (State Aid Withholding) 5.00%, 04/01/26	1,804,785
330,000	State of South Carolina University & College Improvements GO, Series B 5.00%, 03/01/19	342,728
1,485,000	State of South Carolina University & College Improvements GO, Series B (State Aid Withholding) 5.00%, 04/01/22	1,677,961
680,000	State of South Carolina University & College Improvements GO, Series E (State Aid Withholding) 5.00%, 03/01/19	705,854
4,680,000	State of South Carolina University & College Improvements Refunding GO, Series A (State Aid Withholding) 5.00%, 04/01/22	5,288,119
		22,701,701
Tennessee — 0.2%
2,000,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/23	2,308,180
1,600,000	Metropolitan Government of Nashville & Davidson County Advance Refunding Revenue, Series B 5.00%, 05/15/25	1,898,848
400,000	Metropolitan Government of Nashville & Davidson County Electric System Revenue, Series A 5.00%, 05/15/23	461,635

149

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Tennessee (continued)
$900,000	Tennessee State School Bond Authority Refunding Revenue Bonds (State Aid Intercept Program) 5.00%, 11/01/25	$1,059,651
		5,728,314
Texas — 16.4%
2,250,000	Alief Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/28	2,696,378
1,000,000	Allen Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 02/15/22	1,121,960
860,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,013,097
1,720,000	Alvin Independent School District Improvements Refunding GO, Series A, (PSF-GTD) 5.00%, 02/15/26	2,046,439
1,100,000	Amarillo College District Refunding GO 4.00%, 02/15/20	1,151,095
485,000	Aransas Pass Independent School District Improvements GO, (PSF-GTD) 5.00%, 02/15/23	553,875
1,450,000	Austin Community College District Refunding GO 5.00%, 08/01/27	1,733,316
1,000,000	Austin Independent School District Refunding GO, Series B, (PSF-GTD) 5.00%, 08/01/21	1,108,350
400,000	Beaumont Independent School District Improvements GO, (PSF-GTD) 4.00%, 02/15/18	400,379
5,310,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/26	6,304,988
3,070,000	Beaumont Independent School District Refunding GO, (PSF-GTD) 5.00%, 02/15/28	3,662,664
1,075,000	Bonham Independent School District Improvements GO, (PSF-GTD) 5.00%, 08/01/27	1,277,777
Principal Amount		Value
Texas (continued)
$1,605,000	Brock Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	$1,898,378
1,000,000	Burleson Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/01/25	1,184,200
1,420,000	Burleson Independent School District Refunding GO, Series B, (PSF-GTD) 5.50%, 08/01/27	1,774,077
1,000,000	City of Austin Water & Wastewater System Advance Refunding Revenue Bonds, Series A 5.00%, 11/15/21	1,118,140
2,360,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/21	2,532,752
2,450,000	City of Bryan Waterworks & Sewer Current Refunding Revenue 4.00%, 07/01/22	2,668,981
2,535,000	City of Cedar Park Public Improvements Refunding GO 5.00%, 02/15/20	2,700,662
4,020,000	City of College Station Improvements Advance Refunding GO 5.00%, 02/15/25	4,729,932
935,000	City of Conroe Public Improvements GO 5.00%, 03/01/25	1,086,115
2,075,000	City of Denton Public Improvements GO 5.00%, 02/15/23	2,375,004
1,715,000	City of Denton Public Improvements GO 5.00%, 02/15/24	1,983,981
1,290,000	City of Denton Public Improvements GO 5.00%, 02/15/28	1,516,279
830,000	City of El Paso Municipal Drainage Utility System Sewer Improvement Revenue Bonds 5.00%, 03/01/24	965,680
350,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/25	405,486
1,250,000	City of El Paso Water & Sewer Refunding Revenue Bonds 5.00%, 03/01/26	1,442,775

150

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$5,145,000	City of Fort Worth Water & Sewer System Improvements Revenue 5.00%, 02/15/25	$6,068,270
1,325,000	City of Lubbock Prerefunded Public Improvements GO 5.25%, 02/15/20(b)	1,375,324
450,000	City of Lubbock Unrefunded Public Improvements GO 5.25%, 02/15/20	467,330
2,240,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/25	2,635,024
2,360,000	City of McKinney Waterworks & Sewer System Revenue Sewer Improvements 5.00%, 03/15/26	2,804,412
930,000	City of Pflugerville Advance Refunding GO 5.00%, 08/01/26	1,106,998
2,215,000	City of Plano Advance Refunding GO 5.00%, 09/01/23	2,560,407
1,180,000	City of Plano Waterworks & Sewer System Water Utility Improvement Revenue Bonds 5.00%, 05/01/26	1,405,356
1,505,000	Clint Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,780,099
1,195,000	Connally Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,413,434
900,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/21	986,112
460,000	Conroe Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	515,527
2,130,000	County of Bexar Advance Refunding GO 5.00%, 06/15/26	2,532,038
2,910,000	County of Bexar Refunding GO 5.00%, 06/15/22	3,290,395
24,000,000	County of Bexar Tax Public Improvements GO, Series B 5.00%, 06/15/43(b)	27,767,040
675,000	County of Collin Advance Refunding GO 5.00%, 02/15/24	785,012
Principal Amount		Value
Texas (continued)
$3,440,000	County of Dallas Public Improvements GO 5.00%, 08/15/26	$4,111,935
1,500,000	County of Denton Advance Refunding GO 5.00%, 07/15/24	1,756,275
1,590,000	County of Harris Advance Refunding Revenue, Series A 5.00%, 08/15/25	1,878,235
1,850,000	County of Williamson Limited Tax Advance Refunding GO 5.00%, 02/15/24	2,149,238
1,000,000	County of Williamson Limited Tax Refunding GO 5.00%, 02/15/21	1,095,680
360,000	Crystal City Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	421,787
750,000	Dallas Area Rapid Transit Refunding Revenue Bonds, Series A 5.00%, 12/01/25	882,488
1,120,000	Dayton Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/22	1,255,195
1,085,000	Denver City Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/25	1,275,841
2,665,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,174,468
1,835,000	Eagle Mountain & Saginaw Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/27	2,171,502
3,000,000	Edinburg Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/25	3,536,190
1,500,000	El Paso Independent School District Refunding GO (PSF-GTD) 5.00%, 08/15/25	1,765,365
6,000,000	Fort Bend Independent School District Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	7,037,460
4,320,000	Fort Worth Independent School District School Building GO, (PSF-GTD) 5.00%, 02/15/22	4,837,925

151

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$885,000	Frenship Independent School District Refunding GO (PSF-GTD) 5.00%, 02/15/26	$1,032,512
250,000	Frisco Independent School District School Building GO, Series A, (PSF-GTD) 6.13%, 08/15/21	256,395
2,500,000	Frisco Independent School District School Improvements GO, Series A, (PSF-GTD) 5.00%, 08/15/25	2,964,575
1,385,000	Goose Creek Consolidated Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	1,627,624
1,095,000	Graham Independent School District Refunding GO, Series B (PSF-GTD) 5.00%, 02/15/21	1,200,109
1,000,000	Harris County Refunding GO, Series C, (AGM) 5.25%, 08/15/19	1,057,360
2,040,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	2,452,019
2,730,000	Hays Consolidated Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/27	3,258,610
2,030,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21	2,046,301
960,000	Houston Community College System University & College Improvements Revenue Bonds (AGM) 5.25%, 04/15/21(b)	967,670
3,750,000	Houston Independent School District School Improvement Refunding GO, (PSF-GTD), Series A 5.00%, 02/15/25	4,406,925
2,455,000	Irving Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	2,856,613
585,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/24	679,624
Principal Amount		Value
Texas (continued)
$500,000	Kaufman Independent School District School Building Refunding GO, (PSF-GTD) 5.00%, 02/15/25	$586,880
1,000,000	Klein Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/01/23	1,153,750
1,835,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/21	2,012,298
1,860,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	2,132,769
560,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/24	653,688
225,000	Longview Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/26	268,612
2,670,000	Magnolia Independent School District School Improvement Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/25	3,180,424
3,410,000	Manor Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/01/24	3,994,133
1,005,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/23	1,162,825
1,060,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/24	1,246,115
1,110,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series A 5.00%, 08/15/25	1,320,500
1,435,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/23	1,660,352
1,650,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/25	1,962,906
585,000	Mesquite Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 08/15/26	703,264

152

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$980,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/24	$1,152,068
1,170,000	Mesquite Independent School District Current Refunding GO, Series A (PSF-GTD) 5.00%, 08/15/25	1,391,879
1,000,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/21	1,110,960
595,000	Mesquite Independent School District Improvements GO, Series C, (PSF-GTD) 5.00%, 08/15/26	715,285
1,585,000	Mesquite Independent School District School Improvements GO, Series B (PSF-GTD) 5.00%, 08/15/26	1,905,424
1,000,000	New Caney Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/27	1,205,560
250,000	Northside Independent School District School Improvements GO, (PSF-GTD) 5.00%, 08/15/26	299,259
1,145,000	Palestine Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	1,307,601
250,000	Pasadena Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/22	280,283
750,000	Pharr San Juan Alamo Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/01/27	873,345
1,525,000	Plano Independent School District School Improvement GO, (PSF-GTD) 5.00%, 02/15/23	1,743,136
2,595,000	Port Arthur Independent School District Advance Refunding GO, (PSF-GTD), Series B 5.00%, 02/15/25	3,066,226
1,000,000	Prosper Independent School District School Building School Improvement GO, (PSF-GTD) 5.00%, 02/15/25	1,173,760
Principal Amount		Value
Texas (continued)
$925,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/22	$1,049,052
1,020,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/23	1,176,713
1,075,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/24	1,259,449
1,000,000	Roma Independent School District Refunding GO, (PSF-GTD) 5.00%, 08/15/25	1,182,790
705,000	San Elizario Independent School District School Improvements GO, (PSF-GTD) 5.00%, 05/01/25	831,378
145,000	Seagraves Independent School District School Building GO, (PSF-GTD) 4.00%, 02/15/19	148,758
450,000	Spring Independent School District Advance Refunding GO (PSF-GTD) 5.00%, 08/15/27	537,134
1,000,000	Spring Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,199,590
2,160,000	Spring Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 08/15/22	2,449,678
16,000,000	State of Texas Housing GO, Series D 1.07%, 06/01/45(a)(c)	16,000,000
5,000,000	State of Texas Public Finance Authority Advance Refunding GO 5.00%, 10/01/26	6,011,300
2,695,000	State of Texas Public Finance Authority Refunding GO 5.00%, 10/01/20	2,930,759
3,200,000	State of Texas Transportation Commission Advance Refunding GO, Series F 5.00%, 10/01/25	3,808,768
6,500,000	State of Texas Transportation Commission Highway Improvement GO 5.00%, 04/01/25	7,681,115

153

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Texas (continued)
$3,500,000	State of Texas Transportation Commission Refunding GO, Series A 5.00%, 10/01/22	$3,987,025
1,000,000	Sulphur Springs Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/26	1,195,330
1,000,000	Temple Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 02/01/27	1,202,100
1,000,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/22	1,140,110
5,785,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds 5.00%, 10/01/24	6,803,334
3,225,000	Texas Transportation Commission State Highway Fund First Tier Advance Refunding Revenue Bonds, Series A 5.00%, 04/01/21	3,550,338
9,250,000	Texas Transportation Commission State Highway Fund Highway Improvements Revenue Bonds Series A 5.00%, 10/01/26	11,120,905
1,000,000	Trinity River Authority Central Regional Wastewater System Advance Refunding Revenue Bonds 5.00%, 08/01/24	1,169,980
4,850,000	Tyler Independent School District Advance Refunding GO, (PSF-GTD) 5.00%, 02/15/23	5,566,297
500,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/22	567,055
1,680,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/23	1,939,056
935,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/24	1,096,044
2,085,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/25	2,474,040
1,635,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/26	1,961,330
Principal Amount		Value
Texas (continued)
$1,000,000	United Independent School District GO, (PSF-GTD) 5.00%, 08/15/27	$1,211,880
220,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/20(b)	235,726
420,000	University of North Texas Prerefunded Refunding Revenue 5.00%, 04/15/21(b)	462,323
1,480,000	University of North Texas Unrefunded Refunding Revenue 5.00%, 04/15/20	1,585,124
27,900,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B 1.10%, 08/01/25(a)	27,900,000
15,000,000	University of Texas Financing Systems Refunding Revenue Bonds, Series B 1.10%, 08/01/32(a)	15,000,000
9,000,000	University of Texas System University & College Improvements Revenue Bonds, Series J 5.00%, 08/15/26	10,827,180
2,000,000	University of Texas System University and College Improvements Revenue, Series D 5.00%, 08/15/23	2,315,220
7,000,000	University of Texas System/The Advance Refunding Revenue Bonds, Series C 5.00%, 08/15/26	8,421,140
325,000	Waco Independent School District Advance Refunding GO, (PSF- GTD) 5.00%, 08/15/27	387,104
640,000	Wall Independent School District School Improvements GO, (PSF-GTD) 5.00%, 02/15/27	744,883
1,210,000	Wichita Falls Independent School District School Improvements GO (PSF-GTD) 5.00%, 02/01/23	1,383,054
		369,877,823
Utah — 0.1%
1,975,000	Alpine School District School Building GO, (School Board GTY) 5.00%, 03/15/21	2,084,494

154

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Utah (continued)
$1,085,000	Uintah County School District Refunding GO, (School Board GTY) 5.00%, 02/01/24	$1,266,759
		3,351,253
Virginia — 2.6%
5,000,000	Country of Fairfax School Improvements GO, Series A, (State Aid Withholding) 5.00%, 10/01/27	6,109,550
2,160,000	County of Fairfax Sewer Improvement Revenue Bonds 5.00%, 07/15/22	2,400,343
1,350,000	Fairfax County Economic Development Authority Community Services Facilities Project Revenue Bonds, Series A 4.50%, 03/01/20	1,426,073
6,025,000	Hampton Roads Sanitation District Refunding Revenue Bonds, Series B 1.13%, 08/01/46(a)	6,025,000
1,170,000	Prince William County Industrial Development Authority Public Improvements Refunding Revenue Bonds, Series A 5.00%, 10/01/24	1,379,138
1,000,000	Virginia College Building Authority Advance Refunding Revenue, Series A 5.00%, 09/01/28	1,187,720
2,000,000	Virginia College Building Authority Public Higher Education Refunding Revenue Bonds, Series B (State Aid Intercept Program) 5.00%, 09/01/21	2,165,920
2,275,000	Virginia College Building Authority Refunding Revenue Bonds 1.06%, 08/01/34(a)(c)	2,275,000
500,000	Virginia College Building Authority, University and College Improvements Revenue, Series A 5.00%, 02/01/27	584,375
2,600,000	Virginia Commonwealth Transportation Board Advance Refunding Revenue Bonds, Series A 5.00%, 05/15/23	2,990,754
Principal Amount		Value
Virginia (continued)
$5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 03/15/23	$5,619,700
5,000,000	Virginia Commonwealth Transportation Board Transit Improvements Revenue Bonds 5.00%, 05/15/27	5,967,250
2,465,000	Virginia Public Building Authority Revenue Bonds, Series A 5.00%, 08/01/21	2,732,970
1,250,000	Virginia Public Building Authority Revenue Bonds, Series B (State Appropriation) 5.00%, 08/01/21	1,315,300
5,000,000	Virginia Public School Authority Advance Refunding Revenue Bonds 5.00%, 02/01/24	5,806,950
2,450,000	Virginia Public School Authority Advance Refunding Revenue Bonds, (State Aid Withholding) 5.00%, 08/01/24	2,874,536
5,000,000	Virginia Public School Authority Refunding Revenue Bonds, Series A, (State Aid Withholding) 5.00%, 08/01/25	5,936,150
1,500,000	Virginia Resources Authority Advance Refunding Revenue 5.00%, 11/01/26	1,809,960
1,120,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25	1,324,848
30,000	Virginia Resources Authority Refunding Revenue Bonds 5.00%, 11/01/25(b)	35,322
		59,966,859
Washington — 2.5%
1,025,000	Benton County School District No 17 Kennewick School Improvements GO, (School Board GTY) 5.00%, 12/01/21	1,147,477
1,050,000	Chelan County School District No 228 Cascade School Improvements GO, (School Board GTY) 5.00%, 12/01/26	1,242,801
2,100,000	City of Seattle Public Improvements GO, Series A 5.00%, 11/01/24	2,484,090

155

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

Principal Amount		Value
Washington (continued)
$1,600,000	Clark County Public Utility District No 1 Refunding Revenue Bonds 5.00%, 01/01/27	$1,873,040
825,000	Clark County School District No 117 Camas School Improvements GO, (School Board GTY) 5.00%, 12/01/24	973,030
1,000,000	County of King WA Sewer Advance Refunding Revenue Bonds 5.00%, 07/01/30	1,191,880
3,900,000	Energy Northwest Refunding Revenue Bonds, Series A 5.00%, 07/01/28	4,381,338
680,000	King County Public Transportation Sales Tax Refunding GO 4.00%, 12/01/18	694,763
1,035,000	King County Refunding GO 5.00%, 07/01/25	1,221,362
1,500,000	King County School District No. 414 Lake Washington GO, (School Board GTY) 5.00%, 12/01/20	1,544,910
1,180,000	Nooksack Valley School District No 506 School Improvements GO, (School Board GTY) 5.00%, 12/01/24	1,385,178
1,000,000	Pierce County School District No 402 Franklin Pierce School Improvements GO, (School Board GTY) 5.00%, 12/01/30	1,197,390
750,000	Port of Seattle Inter Lien Refunding Revenue Bonds 5.00%, 02/01/27	881,580
1,120,000	Skagit County Consolidated School District No 320 Mount Vernon School Improvements Refunding GO, (School Board GTY) 5.00%, 12/01/23	1,302,683
5,000,000	Snohomish County School District No 201 Refunding GO (School Board GTY) 5.00%, 12/01/25	5,826,200
1,315,000	Spokane County School District No 363 West Valley Refunding GO, (School Board GTY) 5.00%, 12/01/18	1,353,819
15,000,000	State of Washington Advance Refunding GO, Series R-2018C 5.00%, 08/01/25	17,831,250
Principal Amount		Value
Washington (continued)
$800,000	State of Washington Refunding GO, Series R-2012C 5.00%, 07/01/23	$906,688
3,250,000	State of Washington Senior 520 Corridor Program Highway Improvements Revenue Bonds 5.00%, 09/01/19	3,421,730
4,435,000	Yakima County School District No 7 Yakima Advance Refunding GO, (School Board GTY) 5.00%, 12/01/24	5,227,668
		56,088,877
Wisconsin — 0.1%
1,200,000	State of Wisconsin General Fund Advance Refunding Revenue Bonds, Series B 5.00%, 05/01/27	1,430,172
Total Municipal Bonds (Cost $2,163,892,428)		2,147,139,197
U.S. GOVERNMENT SECURITIES — 1.1%
U.S. Treasury Notes — 1.1%
9,200,000	0.75%, 02/28/2018	9,195,676
16,000,000	2.00%, 08/15/2025	15,248,125
Total U.S. Government Securities (Cost $24,841,570)		24,443,801

Shares
INVESTMENT COMPANY — 2.8%
63,402,336	SEI Daily Income Trust Government II Fund, Class A, 0.76%(d)	63,402,336
Total Investment Company (Cost $63,402,336)		63,402,336

TOTAL INVESTMENTS — 98.8% (Cost $2,252,136,334)		$2,234,985,334
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		26,376,647
NET ASSETS — 100.0%		$2,261,361,981

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(b)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are

156

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments - (Continued)	January 31, 2018
(Unaudited)

collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c)	The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at the stated maturity date.
(d)	The rate shown represents the current yield at January 31, 2018.

The following abbreviations are used in the report:

AGM — Assured Guaranty Municipal Corp.

COP — Certificates of Participation

FGIC — Insured by Financial Guaranty Insurance Corp.

GO — General Obligations

GTY — Guaranty

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

Portfolio diversification by State (Unaudited)

State	Percentage of Net Assets
Alabama	1.0%
Arizona	1.4
California	4.7
Colorado	0.6
Connecticut	3.7
District Of Columbia	0.3
Florida	1.6
Georgia	4.2
Hawaii	0.8
Idaho	0.2
Illinois	1.5
Indiana	0.1
Iowa	0.9
Kansas	0.1
Kentucky	0.3
Louisiana	0.0
Maine	0.1
Maryland	3.4
Massachusetts	11.2
Michigan	0.5
Minnesota	2.4
Mississippi	0.4
Missouri	1.8
Nevada	0.1
New Hampshire	0.5
New Jersey	1.5
New Mexico	0.2
New York	20.5
North Carolina	0.9
Ohio	3.6
Oklahoma	1.0
Oregon	0.2
Pennsylvania	0.7
Rhode Island	1.6
South Carolina	1.0
Tennessee	0.2
Texas	16.4
Utah	0.1
Virginia	2.6
Washington	2.5
Wisconsin	0.1
Other*	5.1
100.0%

*	Includes cash and equivalents, U.S. Government securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.

157

Old Westbury Funds, Inc.
Notes To Financial Statements
January 31, 2018 (Unaudited)

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation’s Board of Directors (the “Board”) are permitted to create an unlimited number of series, each with one or more separate classes of shares. At January 31, 2018, the Corporation consisted of six separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury All Cap Core Fund (Formerly Old Westbury Large Cap Core Fund) (“All Cap Core Fund”)	Long-term capital appreciation.
Old Westbury Large Cap Strategies Fund (“Large Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Small & Mid Cap Strategies Fund (Formerly Old Westbury Small & Mid Cap Fund) (“Small & Mid Cap Strategies Fund”)	Long-term capital appreciation.
Old Westbury Strategic Opportunities Fund (“Strategic Opportunities Fund”)	Long-term capital appreciation.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Total return (consisting of current income that is exempt from regular federal income tax and capital appreciation).

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

2.	Basis for Consolidation for the Strategic Opportunities Fund:

The consolidated financial statements of the Strategic Opportunities Fund include the financial results of its wholly-owned subsidiary (organized under the laws of the Cayman Islands), OWF Strategic Opportunities Fund, Ltd. (the “Subsidiary”). All material intercompany accounts and transactions have been eliminated. The Subsidiary commenced operations on May 1, 2015. The Strategic Opportunities Fund commenced reporting on a consolidated basis as of such commencement date. The Subsidiary is a commodity pool, as defined in the regulations of the Commodity Futures Trade Commission (the “CFTC”), and is operated by Bessemer Investment Management LLC (“BIM” or the “Adviser”) a commodity pool operator registered with the CFTC effective January 1, 2013. The Strategic Opportunities Fund seeks to gain exposure to commodities through direct investments in commodities-related instruments, derivatives and other investments and through investments in the Subsidiary. The Subsidiary has the same investment goal as the Strategic Opportunities Fund. The Subsidiary pursues its investment goal by investing in commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Strategic Opportunities Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Strategic Opportunities Fund. The portion of the Strategic Opportunities Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial. To the extent of the Strategic Opportunities Fund’s investment through the Subsidiary, it will be subject to the risks associated with the derivatives and other instruments in which the Subsidiary invests. As of January 31, 2018, the Subsidiary represented $71,849,558 or 1.28% of the Strategic Opportunities Fund’s net assets.

3.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect

158

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2018 (Unaudited)

the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants such as the Corporation.

A. Valuation of Investments. Readily marketable equity securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) and, if no NOCP is available, then at the last reported sales price. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the securities are valued using a broker-dealer quote or an approved pricing service. Equity securities traded on more than one national securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable equity securities traded in the over-the-counter market (“OTC”), including listed securities whose primary market is believed by BIM, or a sub-adviser, as applicable, to be over-the-counter, are valued at the mean of the latest bid and asked prices using a broker-dealer or an approved pricing service.

Shares of open-end investment companies are valued at the latest net asset value (“NAV”) reported by the investment company. Shares of investment companies that are traded intra-day on an exchange, such as exchange traded Funds and closed end Funds, will be valued at the last sale price as reflected at the close of the regular trading session of such exchange.

Debt instruments are valued on the basis of prices obtained from a broker-dealer or an approved pricing service.

Foreign securities generally are valued in their national currency at the latest available quoted sale price as of the close of trading on the foreign exchange or other principal market on which the security is traded. In the absence of current trade activity, the securities will be valued at the mean of the latest bid/ask quotations. As described below, this value is then converted into its U.S. dollar equivalent using the daily rate of exchange at the time of a Fund’s NAV calculation (normally 4:00 pm Eastern Time).

Forward currency contracts are valued at the mean between the bid and the asked prices. Quotations are available for regularly scheduled settlement dates such as on a 1-,2-,3-,4-,5-,6-,9-, and 12-month basis. Over-the-counter derivatives, such as swaps and non-exchange traded options and futures are valued on the basis of counterparty valuation quotations or dealer quotations, subject to review by BIM, or a sub-adviser with BIM’s oversight where appropriate. An approved pricing service may also be used to price these instruments. Exchange-traded swaps, options and futures contracts and options thereon are valued at their last sale or settlement price as of the close of such exchanges or, if no sales are reported, at the mean between the last reported bid and asked prices. Repurchase agreements are valued at the original cost. Contracts for long puts and calls are valued at the bid price and short puts and calls will be valued at the offering price of a broker-dealer or an exchange. Generally, options, rights/warrants and other “when-issued” securities follow the same pricing methods as equity securities.

Securities and other investments for which market quotations are not readily available are valued under the general supervision and responsibility of the Board and pursuant to policies and procedures established by the Board, which are designed to reflect, in good faith, the fair value of such investments. A market quotation is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities that may be subject to fair valuation include, but are not limited to: (1) securities in which trading has been halted pending further news; (2) illiquid securities in which there is no trading market and no broker coverage; (3) stale priced securities; (4) securities that may have defaulted or de-listed from an exchange and are no longer trading; (5) any other security for which the Funds’ Pricing Committee, with input from the Adviser or sub-advisers, as applicable, believes that the last trading price does not represent a reliable current price; or (6) other investments, including derivatives for which readily available market quotations are not generally available. In addition, a Fund may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund’s share price is calculated. Foreign exchanges typically close before the time as of which Fund share prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those relating to a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or

159

Old Westbury Funds, Inc.
Notes To Financial Statements - (Continued)
January 31, 2018 (Unaudited)

region; or (4) significant market fluctuations. There is no single standard for determining the fair value of a security or investment, but, rather, several factors are considered including an evaluation of the forces that influence the market in which the security or investment is purchased or sold, in determining whether a market price is readily available and, if not, the security’s or other investment’s fair value.

In light of the judgment involved in fair value decisions, there can be no assurances that a fair value assigned to a particular security reflects a price for which a security has traded or will trade. Accordingly, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, the Funds will utilize an approved pricing service that has been designated to determine fair value to price securities traded on any overseas exchange. Pricing Service Vendors base their valuations on a number of factors, including, but not limited to, actual transaction data, benchmark yields, market bids, market offers, quotations from dealers, credit risk spreads, interest rate spreads, proprietary pricing models, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, specific deal information and other relationships observed in markets of comparable securities. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold. Such fair valuations are categorized as Level 2 in the fair value hierarchy. Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy. The All Cap Core Fund, Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and the Strategic Opportunities Fund utilized a systematic fair valuation model provided by an independent third-party vendor to fair value certain securities 1 day during the period ended January 31, 2018. As a result on days when the index change exceeds predetermined levels, certain securities held by the Funds were transferred from Level 1 into Level 2. On any subsequent day when such index level is not exceeded, certain securities held by the Funds were transferred from Level 2 back into Level 1. As of January 31, 2018, foreign securities were not fair valued as the change in the S&P 500 Index did not exceed the Funds’ predetermined level. There were no other transfers between Level 1 and Level 2 during the period ended January 31, 2018.

The fair value of investments is determined in accordance with the valuation policies and procedures approved by the Board. The Funds’ Pricing Committee established by the Board (the “Pricing Committee”) reviews pricing methodologies on at least a quarterly basis. The Pricing Committee is responsible for (i) establishing valuation processes and (ii) determining the fair value of the Funds’ holdings for which price quotations are not readily available, unreliable or for which an approved valuation method is deemed not to represent fair value. These investments are either categorized as Level 2 or 3 depending on the observability of the inputs used. The Pricing Committee may consider one or more factors in determining an investment’s fair value. The factors to be taken into account, to the extent relevant, typically include, but are not limited to: fundamental analytical data relating to the investment, the nature and duration of any restrictions on disposition of the investments, an evaluation of the forces that influence the market in which the investments are purchased or sold, the type of investment, financial statements and company filings, lack of marketability, the cost at date of purchase, good faith recommendation of BIM or a sub-adviser, as applicable, and any other relevant matters. When the fair valuation of investments use significant unobservable inputs, such investments will be categorized as Level 3 in the fair value hierarchy.

The significant unobservable inputs used in fair value measurement of the Funds’ Level 3 investments may include, where applicable: (i) an estimation of a normalized earnings level or projected cash flows for the company; (ii) the discounts applied to the last available price of the investment or a selection of comparable investments due to the lack of marketability of the investment; (iii) values or bid offers by dealers or other third parties and (iv) the value associated with the latest round of financing. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to investments categorized within Level 3 in the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors including back testing of trigger related fair value prices, a regular review of key inputs and assumptions, reviews of missing and stale prices and price variance analysis, including investigation of unusual or unexpected pricing changes and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reviewed and approved by the Funds’ Board.

B. Payment-In-Kind Securities. The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt

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securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

C. Foreign Currency Transactions. The books and records of the Funds are maintained in U.S. dollars. Investments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates as of the date of the Statements of Assets and Liabilities. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and change in unrealized gain/(loss) on investments, securities sold short, futures contracts, swap agreements, written options and foreign currency transactions in the Statements of Operations.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies, including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Securities Sold Short. The Funds may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. A Fund is obligated to replace the borrowed securities at their market price at the time of settlement. A Fund’s obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the broker. Short sales by a Fund involve certain risks and special considerations.

The Funds may not always be able to close out a short position on favorable terms. Short sales involve the risk that a Fund will incur a loss by subsequently buying a security at a higher price than the price at which it sold the security short. The amount of such loss is theoretically unlimited (since it is limited only by the increase in value of the security sold short by a Fund). In contrast, the risk of loss from a long position is limited to a Fund’s investment in the long position, since its value cannot fall below zero. Short selling is a form of leverage which may lead to higher volatility of a Fund’s NAV or greater losses for a Fund. To mitigate leverage risk, a Fund will always hold liquid assets (including its long positions) at least equal to its short position exposure, marked-to-market daily. The Funds had no short sales outstanding at January 31, 2018.

E. Collectibles. The Strategic Opportunities Fund may invest in collectibles, which are rare objects collected by investors. They can include stamps, coins, books, oriental rugs, antiques, sports and other memorabilia, photographs, art and wine. Collectibles are generally expected to rise in value during inflationary periods when investors are trying to move to assets viewed as an inflation hedge. Generally, collectibles can be expected to drop in value during periods of low inflation. Collectible trading for profit is subject to certain risks and other considerations, including that collectibles: (i) have limited buying and selling markets; (ii) are often bought and sold at auction and subject to buyer and/or seller premiums; (iii) experience periods of high and low demand; (iv) must be insured, physically held and properly maintained; (v) may need to have their authenticity and provenance verified from time to time; and (vi) may not have representative market valuations available. The Strategic Opportunities Fund does not currently intend to invest more than 5% of its total assets in collectibles. As of January 31, 2018, the Strategic Opportunities Fund held no collectibles.

F. Commodities. In order to gain exposure to the commodities markets, the Strategic Opportunities Fund, directly or through its Subsidiary, may invest in commodities-related instruments, derivatives and other investments. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Strategic Opportunities Fund and its Subsidiary’s investments to greater volatility than investments in traditional securities.

G. Inflation-Protected Securities. The Funds may invest in inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative

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effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity.

H. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security a Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

I. Loan Participations and Assignments. The Strategic Opportunities Fund and Fixed Income Fund may invest in fixed or floating rate loans to U.S. companies, foreign entities, and U.S. subsidiaries of foreign entities made by one or more financial institutions. The rate of interest on a fixed-rate loan is generally a set amount. The rate of interest payable on floating rate loans is the sum of a base lending rate plus a specified spread. Base lending rates are generally the London InterBank Offered Rate, the Certificate of Deposit Rate of a designated U.S. bank, the prime rate of a designated U.S. bank, the Federal Funds rate, or another base lending rate used by commercial lenders. The applicable spread may be fixed at time of issuance or may adjust upward or downward to reflect changes in credit quality of the borrower. A Fund may invest in loans that are investment grade, below investment grade (“junk”), or not rated by any nationally recognized statistical ratings organization. Loans that are rated lower than investment grade typically entail default and other risks greater than those associated with higher-rated loans. Generally, the lower the rating category, the riskier the investment. Typically, a Fund’s investments in loans are expected to take the form of loan participations and assignments of portions of loans from third parties.

Currently, the Strategic Opportunities Fund intends to invest in loans that are below investment grade and, to a lesser extent, unrated loans. The Strategic Opportunities Fund’s investments in loans are expected in most instances to be in the form of assignments. Generally, when a Fund purchases an assignment of a loan from a lender, it will step into the position of the lender and acquire direct rights against the borrower on the loan. Because assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. The assignability of certain obligations may be restricted by the governing documentation as to the nature of the assignee such that the only way in which a Fund may acquire an interest in a loan is by purchasing a participation of interest and not an assignment. A Fund may have difficulty disposing of assignments and participation interests given these limitations and other factors.

J. Credit Enhancements. Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; and third party insurance (i.e., AMBAC and FGIC). The value of the obligations may be affected by changes in credit worthiness of the entities that provide any supporting letters of credit or other credit enhancements. The value of the obligations also will be affected by the exhaustion, termination or expiration of any credit enhancement.

K. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Funds. Each Fund intends to limit the purchase of securities which have not been determined by BIM to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

4.	Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by a Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; changes or perceived changes in economic conditions; overall market changes; local, regional or global political, social or economic events or instability; and currency and interest rate and price fluctuations. Since 2008, the U.S. government has implemented various measures designed to stabilize the U.S. economy and support U.S. economic recovery,

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including by keeping the federal funds rate at or near zero percent and purchasing large quantities of securities issued or guaranteed by the U.S. government or its agencies and instrumentalities on the open market (“quantitative easing”). The Board of Governors of the Federal Reserve System has recently ended this quantitative easing and has begun to raise the federal funds rate, and as a result there is a risk that interest rates across the U.S. financial markets will rise suddenly and significantly, thereby exposing fixed income and related markets to heightened volatility and reduced liquidity. Such market events may cause a Fund to experience losses and/or high redemption requests, which may result in increased transactions costs and lower a Fund’s performance. Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. In addition, the securities of foreign companies also may be subject to the imposition of economic sanctions or other government restrictions. The risks of foreign investments are increased in emerging markets which may experience hyperinflation and have far lower trading volumes and less liquidity than developed markets. Changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose a Fund to credit and counterparty risks, consist principally of investments, receivables for securities sold and cash due from brokers. The Funds’ Adviser and sub-advisers, as applicable, review the creditworthiness of counterparties that they believe entail material credit risk in relation to the investment policies of a Fund. The extent of a Fund’s exposure to credit and counterparty risks with respect to these financial assets is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities.

5.	Fair Value Measurements:

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•     Level 1 - quoted prices generally in active markets for identical securities.

•     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit ratings, etc.).

•     Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Funds’ investments as of January 31, 2018 is as follows:

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
All Cap Core Fund
Equity Securities(b)	$1,871,741,899(a	)	$—		$—	$1,871,741,899
Investment Company	70,868,183		—		—	70,868,183
Total	$1,942,610,082		$—		$—	$1,942,610,082

Large Cap Strategies Fund
Equity Securities(b)	$16,397,669,757(a	)	$113,773,324(d	)	$—	$16,511,443,081
Master Limited Partnerships	1,766,219(a	)	—		—	1,766,219
Preferred Stocks	238,960,612		—		—	238,960,612
Exchange Traded Funds	1,222,985,317(a	)	—		—	1,222,985,317
U.S. Government Agencies	—		310,827,789		—	310,827,789
Investment Company	112,326,516		—		—	112,326,516
Rights/Warrants	22,375		1,708(e	)	—	24,083
Total	$17,973,730,796		$424,602,821		$—	$18,398,333,617
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January 31, 2018 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
Small & Mid Cap Strategies Fund
Equity Securities(b)
Argentina	$3,899,258	$—	$—	$3,899,258
Australia	113,525,940	228,622	134	113,754,696
Austria	14,854,871	—	—	14,854,871
Belgium	29,715,994	—	—	29,715,994
Bermuda	41,626,987	—	—	41,626,987
Brazil	34,720,002	7,159	—	34,727,161
Cambodia	261,395	—	—	261,395
Canada	180,288,936	20	—	180,288,956
Cayman Islands	976,220	—	—	976,220
Chile	5,815,817	—	—	5,815,817
China	139,498,061	28,644,121	27,460	168,169,642
Denmark	29,043,146	—	—	29,043,146
Faeroe Islands	316,712	—	—	316,712
Finland	30,669,945	—	1,156	30,671,101
France	142,933,209	—	—	142,933,209
Gabon	13,900	—	—	13,900
Georgia	276,608	—	—	276,608
Germany	184,938,573	—	—	184,938,573
Gibraltar	93,547	—	—	93,547
Greece	8,957,403	—	—	8,957,403
Hong Kong	99,717,692	—	288,639	100,006,331
Hungary	1,211,554	—	—	1,211,554
India	70,955,435	—	1,620	70,957,055
Indonesia	9,920,674	—	3,641	9,924,315
Ireland	90,326,003	—	—	90,326,003
Isle of Man	594,157	—	—	594,157
Israel	54,472,380	—	—	54,472,380
Italy	48,262,168	—	—	48,262,168
Japan	395,742,040	—	—	395,742,040
Jersey Channel Islands	3,364,161	—	—	3,364,161
Jordan	405,610	—	—	405,610
Liechtenstein	137,738	—	—	137,738
Luxembourg	18,847,912	—	—	18,847,912
Macau	15,693	—	—	15,693
Malaysia	12,000,806	—	204,133	12,204,939
Malta	903,960	—	—	903,960
Mexico	11,363,958	—	—	11,363,958
Monaco	230,793	—	—	230,793
Mongolia	23,291	—	—	23,291
Netherlands	47,082,783	—	—	47,082,783
New Zealand	44,219,822	—	—	44,219,822
Norway	11,616,997	—	—	11,616,997
Peru	1,939,403	—	—	1,939,403
Philippines	4,038,904	—	—	4,038,904
Poland	18,516,662	—	—	18,516,662
Portugal	2,964,231	—	—	2,964,231
Puerto Rico	558,705	—	—	558,705
Romania	186,717	—	—	186,717
Russia	16,898,792	—	—	16,898,792
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	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs(c)	Total
Saudi Arabia	$—	$1,401,609	$—	$1,401,609
Singapore	59,900,959	28,279	2,987	59,932,225
South Africa	32,629,431	—	—	32,629,431
South Korea	98,017,955	—	17,592	98,035,547
Spain	29,205,198	3,554	—	29,208,752
Sweden	64,853,225	—	—	64,853,225
Switzerland	101,011,663	—	—	101,011,663
Taiwan	126,224,807	—	1,899	126,226,706
Thailand	33,537	15,450,989	14,152	15,498,678
Turkey	13,334,850	—	—	13,334,850
Ukraine	68,102	—	—	68,102
United Arab Emirates	1,498,798	—	—	1,498,798
United Kingdom	346,068,576	18,488	—	346,087,064
United States	3,143,122,511	—	—	3,143,122,511
Vietnam	5,878,903	—	—	5,878,903
Total Equities	$5,950,794,080	$45,782,841	$563,413	$5,997,140,334
Exchange Traded Funds	448,951,278	—	—	448,951,278
Investment Company	43,800,617	—	—	43,800,617
Rights/Warrants
Brazil	40	—	—	40
India	—	66,045	—	66,045
Indonesia	37,173	—	—	37,173
Japan	—	24,358	—	24,358
Malaysia	4,850	—	—	4,850
Philippines	—	4,564	—	4,564
South Korea	—	3,008	—	3,008
Spain	34,767	—	—	34,767
Total Rights/Warrants	$76,830	$97,975	$—	$174,805
U.S. Government Agencies	—	128,978,614	—	128,978,614
Cash Sweep	57,395,510	—	—	57,395,510
Other financial instruments - Liabilities*
Foreign currency exchange contracts	—	(144,367)	—	(144,367)
Total	$6,501,018,315	$174,715,063	$563,413	$6,676,296,791

Strategic Opportunities Fund
Equity Securities(b)
Australia	$1,379,654	$—	$—	$1,379,654
Bermuda	12,070,964	—	—	12,070,964
Brazil	6,486,551	—	—	6,486,551
Canada	2,827,165	—	—	2,827,165
Chile	393,222	—	—	393,222
China	52,011,001	—	—	52,011,001
Columbia	861,574	—	—	861,574
Czech Republic	366,940	—	—	366,940
Denmark	1,704,124	—	—	1,704,124
Egypt	3,468,497	—	—	3,468,497
France	4,650,905	—	—	4,650,905
Germany	10,591,642	—	—	10,591,642
Hong Kong	17,295,389	—	44,044	17,339,433
Hungary	278,967	—	—	278,967
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January 31, 2018 (Unaudited)

	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
India	$13,836,187		$—		$—	$13,836,187
Indonesia	4,121,529		—		—	4,121,529
Israel	1,653,794		—		—	1,653,794
Italy	1,369,660		—		—	1,369,660
Japan	53,073,033		—		—	53,073,033
Luxembourg	2,023,659		—		—	2,023,659
Malaysia	3,483,985		—		—	3,483,985
Mexico	4,797,491		—		—	4,797,491
Morocco and Antilles	2,601,711		—		—	2,601,711
Netherlands	5,622,423		—		—	5,622,423
Pakistan	2,514,283		—		—	2,514,283
Peru	370,145		—		—	370,145
Philippines	933,380		—		—	933,380
Poland	705,890		—		—	705,890
Qatar	4,020,638		—		—	4,020,638
South Africa	10,380,183		—		—	10,380,183
South Korea	25,201,536		—		—	25,201,536
Switzerland	5,613,386		—		—	5,613,386
Taiwan	65,478,350		—		—	65,478,350
Turkey	2,789,798		—		—	2,789,798
United Arab Emirates	2,165,644		—		—	2,165,644
United Kingdom	5,995,804		—		—	5,995,804
United States	348,141,410		—		258,750	348,400,160
Total Equities	$681,280,514		$—		$302,794	$681,583,308
Closed-End Funds	183,100,175(a	)	—		—	183,100,175
Exchange Traded Funds	900,101,048(a	)	—		—	900,101,048
Preferred Stocks	9,626,537(a	)	—		—	9,626,537
Bank Loans	—		99,066,846(a	)	—	99,066,846
Rights/Warrants	—		9,487		—	9,487
Corporate Bonds	—		634,210,162(a	)	—	634,210,162
Government Bonds	—		89,799,375(a	)	—	89,799,375
Asset-Backed Securities	—		805,085,581(a	)	—	805,085,581
Non-Agency Mortgage-Backed Securities	—		493,858,904(a	)	—	493,858,904
U.S. Government Sponsored Agency Mortgage-Backed Securities	—		43,267,220		—	43,267,220
U.S. Government Agencies	—		1,426,550,129		—	1,426,550,129
U.S. Government Securities	—		84,860,648		—	84,860,648
Cash Sweep	193,875,929		—		—	193,875,929
Other financial instruments - Assets*
Equity contracts	703,821		168,051,799		—	168,755,620
Interest rate contracts	2,459,885		397,192		—	2,857,077
Foreign currency exchange contracts	—		11,998,783		—	11,998,783

Other financial instruments - Liabilities*
Equity contracts	(94,878)		(11,389,501)		—	(11,484,379)
Interest rate contracts	(8,301,635)		—		—	(8,301,635)
Foreign currency exchange contracts	—		(23,495,677)		—	(23,495,677)
Total	$1,962,751,396		$3,822,270,948		$302,794	$5,785,325,138
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January 31, 2018 (Unaudited)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs(c)	Total
Fixed Income Fund
Corporate Bonds	$—	$262,616,788(a	)	$—	$262,616,788
Asset-Backed Securities	—	71,408,576(a	)	—	71,408,576
Collateralized Mortgage Obligations	—	1,302,337(a	)	—	1,302,337
U.S. Government Agencies	—	34,087,533		—	34,087,533
U.S. Government Securities	—	464,770,855		—	464,770,855
Government Bonds	—	2,981,040(a	)	—	2,981,040
Investment Company	5,363,570	—		—	5,363,570
Total	$5,363,570	$837,167,129		$—	$842,530,699

Municipal Bond Fund
Municipal Bonds	$—	$2,147,139,197(a	)	$—	$2,147,139,197
U.S. Government Securities	—	24,443,801		—	24,443,801
Investment Company	63,402,336	—		—	63,402,336
Total	$63,402,336	$2,171,582,998		$—	$2,234,985,334

(a)	The breakdown of the Fund’s investments into major categories or countries is disclosed in the respective Fund’s Portfolio of Investments and in footnote 6 for derivatives.
(b)	At January 31, 2018, the change in the S&P 500 Index did not exceed the Funds’ predetermined level (see footnote 3.A) and no transfers between levels occurred for the Funds for this reason. Certain Investments for reasons other than exceeding the predetermined level for the Small & Mid Cap Strategies Fund were transferred from Level 2 into Level 1 in the amount of $29,714.
(c)	The Large Cap Strategies Fund, Small & Mid Cap Strategies Fund and Strategic Opportunities Fund held certain investments categorized as Level 3 that had a combined fair value less than 1% of NAV for the respective Fund for the period ended January 31, 2018. There were transfers out of Level 3 in the amount of $10,943 and $702,210 for the Large Cap Strategies Fund and Small & Mid Cap Strategies Fund, respectively. In addition, there were no significant purchases and sales during the period. As of January 31, 2018, the percentage of NAV was 0.01% and 0.01% for the Small & Mid Cap Strategies Fund and Strategic Opportunities Fund, respectively. The Funds’ instrument types classified as Level 3 investments have no significant unobservable inputs to disclose, as they are generally valued using last trade price or broker quote.
(d)	Represents securities as disclosed in the Thailand section of the Fund’s Portfolio of Investments.
(e)	Represents securities as disclosed in the Cayman Islands, India and Italy sections of the Fund’s Portfolio of Investments.

* Other financial instruments are exchange traded options and futures (Level 1), over-the-counter options (Level 2), forwards (Level 2) and swaps (Level 2). Futures, forwards and swaps are valued at the unrealized appreciation/(depreciation) on the instrument and options are shown at market value.

The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period.

6.	Derivative Instruments:

The Funds engage in various portfolio investment strategies utilizing derivatives both to increase the return of the Funds and/or to economically hedge, or protect, their exposure to, for example, interest rate movements, movements in the securities or commodities markets and currency value fluctuations. Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise if the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of

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relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

The primary difference in risks associated with over-the-counter contracts and exchange-traded contracts is credit and liquidity risks. Over-the-counter contracts, as bilateral arrangements, contain credit risk from various counterparties for any unrealized gains for the duration of the contract. The credit risk related to exchange-traded contracts is minimal because the exchanges ensure that their contracts are always honored. The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $250,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The Funds’ maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate net unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and positive change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate or require full collateralization of derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Funds to post additional collateral or accelerate payment of any net liability owed to the counterparty. There were no trigger events during the period ended January 31, 2018.

The Funds are subject to, among other risks, interest rate risk, equity price risk, commodity risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

For open derivative instruments, please see the respective Fund’s Portfolio of Investments or details below:

	Fair Values of Derivative Instruments as of January 31, 2018
	Derivative Assets		Derivative Liabilities
Small & Mid Cap Strategies Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign Currency Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	$—	Unrealized depreciation on forward foreign currency exchange contracts	$144,367
Total		$—		$144,367

Strategic Opportunities Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity Risk	Unrealized appreciation on swap agreements	$70,906,110	Unrealized depreciation on swap agreements	$4,576,189
			Variation Margin	677,222

	Structured option contracts, at value	97,145,689	Structured option contracts, at value	6,813,312
Foreign Currency Exchange Risk	Unrealized appreciation on swap agreements	606,111	Unrealized depreciation on swap agreements	716,142
	Structured option contracts, at value	90
	Unrealized appreciation on forward foreign currency exchange contracts	11,392,582	Unrealized depreciation on forward foreign currency exchange contracts	22,779,535
Interest Rate Risk	Unrealized appreciation on swap agreements	397,192
Total		$180,447,774		$35,562,400

A. Futures Contracts. The Funds purchased or sold futures contracts and options on futures contracts to gain exposure to, or hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or commodity risk.

Futures contracts are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. Upon entering into a futures contract, the Funds are required to pledge to a futures commission merchant an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is

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known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying instrument. The Funds recognize an unrealized gain or loss equal to the variation margin. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying instruments or commodities, while permitting the equivalent of an investment in a portfolio of the underlying instruments or commodities. A potential risk to the Funds is that the change in value of the underlying securities or commodities may not correlate to the change in value of the contracts. Listed futures contracts involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

B. Forward Foreign Currency Exchange Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from, for example, the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

The Funds may be required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount.

C. Swap Agreements. The Funds entered into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on counterparty valuation quotations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption” Swap Agreements”.

D. Options. The Funds purchased and wrote (sold) put and call options on equity securities and stock index futures in order to gain exposure to or to protect against changes in the market.

Options on swaps (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaption is granting or buying the right to enter into a previously agreed upon swap agreement at any time before the expiration of the option.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently

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marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears certain risks, including the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid and unrealized gain (as purchaser) or the unrealized gain of the contract less the premium received (as writer).

The Strategic Opportunities Fund invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk) or to increase or decrease its exposure to changes in foreign currency exchange rates (foreign currency exchange risk). These structured options may consist of single or multiple OTC options which are priced as a single security. Structured options may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on a specific index with an initial reference strike price. Generally, the basis of the contracts is the premium received or paid which is recorded as an asset on the Statement of Assets and Liabilities. The amount of the asset is subsequently marked-to-market to reflect the current market value of the structured option. When a structured option is transferred/sold or exercised, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise.

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7.	Federal Income Taxes:

As of January 31, 2018, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
All Cap Core Fund	$1,459,366,344	$489,224,352	$(5,980,614)	$483,243,738
Large Cap Strategies Fund	13,702,182,454	4,868,286,933	(172,135,770)	4,696,151,163
Small & Mid Cap Strategies Fund	4,903,413,984	1,897,291,092	(124,263,918)	1,773,027,174
Strategic Opportunities Fund	5,450,076,486	309,022,296	(114,103,433)	194,918,863
Fixed Income Fund	856,231,828	732,502	(14,433,631)	(13,701,129)
Municipal Bond Fund	2,252,175,776	8,425,018	(25,615,460)	(17,190,442)

As of October 31, 2017, the Fixed Income Fund had a short-term capital loss carryforward of $2,516,017, and a long-term capital loss carryforward of $6,887,139 and the Municipal Bond Fund had a short-term capital loss carryforward of $1,529,654 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

8.	Commitments:

The Strategic Opportunities Fund may invest in floating rate loan interests. In connection with these investments, the Strategic Opportunities Fund may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate the Strategic Opportunities Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of January 31, 2018, the Strategic Opportunities Fund had no outstanding bridge loan commitments. In connection with these commitments, the Strategic Opportunities Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which would be included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, (the “1940 Act”) (17 CFR 270.30a-3(c))) are adequate and reasonably designed to achieve the purposes described in such rule, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David W. Rossmiller
David W. Rossmiller, President
(Principal Executive Officer)

Date March 28, 2018

By (Signature and Title)*	/s/ Matthew A. Rizzi
Matthew A. Rizzi, Treasurer
(Principal Financial Officer)

Date March 28, 2018

* Print the name and title of each signing officer under his or her signature.